As filed with the Securities and Exchange Commission on June 25, 2026.

File Nos. 002-94222 and 811-04149

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	83 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	84 [X]

FRANKLIN TAX FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on July 1, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FRANKLIN TAX-FREE TRUST

Prospectus	July 1, 2026

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund	FKQTX	FKITX	FCITX	FITQX	FITZX
Franklin Federal Limited-Term Tax-Free Income Fund	FFLQX	FFTFX	—	FFTRX	FTFZX
Franklin High Yield Tax-Free Income Fund	FHYQX	FRHIX	FHYIX	FHYRX	FHYVX
Franklin Massachusetts Tax-Free Income Fund	FMAQX	FMISX	FMAIX	FKTMX	FMAHX
Franklin New Jersey Tax-Free Income Fund	FNJQX	FRNJX	FNIIX	FNJRX	FNJZX

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TF1 P 07/26

Contents

Fund Summary

Information about the Fund you should know before investing

Franklin Federal Intermediate-Term Tax-Free Income Fund	2
Franklin Federal Limited-Term Tax-Free Income Fund	12
Franklin High Yield Tax-Free Income Fund	22
Franklin Massachusetts Tax-Free Income Fund	32
Franklin New Jersey Tax-Free Income Fund	42

Fund Details

More information on investment policies, practices and risks/financial highlights

Investment Goal	51
Principal Investment Policies and Practices	51
Principal Risks	54
Management	62
Distributions and Taxes	65
Financial Highlights	69

Your Account

Information about sales charges, qualified investors, account transactions and services

Choosing a Share Class	94
Buying Shares	107
Investor Services	110
Selling Shares	113
Exchanging Shares	115
Account Policies	119
Questions	131

For More Information

Where to learn more about the Fund

Back Cover

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Federal Intermediate-Term Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%		2.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.12%	0.12%	0.12%	0.05%	0.12%
Total annual Fund operating expenses	0.83%	0.68%	1.23%	0.51%	0.58%
Fee waiver and/or expense reimbursement[1]	-0.12%	-0.12%	-0.12%	-0.11%	-0.12%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.71%	0.56%	1.11%	0.40%	0.46%

1. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.46% for each share class except Class R6 and 0.40% for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.02%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$296	$472	$664	$1,217
Class A1	$281	$426	$584	$1,041
Class C	$213	$378	$663	$1,367
Class R6	$41	$153	$275	$631
Advisor Class	$47	$174	$313	$716
If you do not sell your shares:
Class C	$113	$378	$663	$1,367

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund does maintain a dollar-weighted average portfolio maturity of six to 12 years.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund does not necessarily focus its investments in a particular state. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

States: The Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that the Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state. The same is true of events in U.S. territories, to the extent that the Fund has exposure to any particular territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project,

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	6.35%
Worst Quarter:	2022, Q1	-5.85%

As of March 31, 2026, the Fund’s year-to-date return was -0.08%.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A
Return before taxes	2.33%	0.41%	1.44%	—
Return after taxes on distributions	2.25%	0.37%	1.42%	—
Return after taxes on distributions and sale of Fund shares	2.59%	0.84%	1.64%	—
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A1	2.39%	0.57%	1.53%	—
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C	3.26%	0.46%	1.21%	—
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class R6	4.91%	1.17%	—	1.93%	[1]
Franklin Federal Intermediate-Term Tax-Free Income Fund - Advisor Class	4.85%	1.12%	1.87%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—
Bloomberg Municipal 1-15 Year Index (index reflects no deduction for fees, expenses or taxes)	5.18%	1.16%	2.27%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

Ben Barber, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARY

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since 2024.

Francisco Rivera

Vice President of Advisers and portfolio manager of the Fund since 2020.

Daniel Workman, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Federal Limited-Term Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%		2.25%		None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.15%	None	None
Other expenses	0.13%	0.13%	0.06%	0.13%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[1]	0.87%	0.77%	0.55%	0.62%
Fee waiver and/or expense reimbursement[2]	-0.21%	-0.21%	-0.17%	-0.21%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.66%	0.56%	0.38%	0.41%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.40% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$291	$476	$676	$1,253
Class A1	$281	$445	$623	$1,139
Class R6	$39	$159	$290	$672
Advisor Class	$42	$177	$324	$753

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.07% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund does maintain a dollar-weighted average portfolio maturity of five years or less.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund does not necessarily focus its investments in a particular state. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

States: The Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that the Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state. The same is true of events in U.S. territories, to the extent that the Fund has exposure to any particular territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	3.47%
Worst Quarter:	2022, Q1	-3.13%

As of March 31, 2026, the Fund’s year-to-date return was 0.25%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Federal Limited-Term Tax-Free Income Fund - Class A
Return before taxes	1.68%	0.94%	1.26%	—
Return after taxes on distributions	1.68%	0.90%	1.24%	—
Return after taxes on distributions and sale of Fund shares	2.08%	1.11%	1.28%	—
Franklin Federal Limited-Term Tax-Free Income Fund - Class A1	1.74%	1.04%	1.34%	—
Franklin Federal Limited-Term Tax-Free Income Fund - Class R6	4.31%	1.69%	—	1.93%	[1]
Franklin Federal Limited-Term Tax-Free Income Fund - Advisor Class	4.27%	1.68%	1.72%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—
Bloomberg Municipal Short 1-5 Years Index (index reflects no deduction for fees, expenses or taxes)	4.11%	1.36%	1.67%	—

1.	Since inception August 1, 2017.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

No one index is representative of the Fund's portfolio.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

Ben Barber, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since inception (2003).

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2026.

Francisco Rivera

Vice President of Advisers and portfolio manager of the Fund since 2020.

Daniel Workman, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A and A1, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARY

R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

Franklin High Yield Tax-Free Income Fund

Investment Goal

To provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.11%	0.11%	0.10%	0.06%	0.11%
Total annual Fund operating expenses	0.81%	0.66%	1.20%	0.51%	0.56%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,340
Class A1	$440	$579	$730	$1,167
Class C	$222	$381	$660	$1,346
Class R6	$52	$163	$284	$639
Advisor Class	$57	$179	$312	$701
If you do not sell your shares:
Class C	$122	$381	$660	$1,346

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund may invest in municipal securities rated in any rating category (or unrated or short-term rated securities of comparable credit quality), including defaulted securities.

The Fund does not necessarily focus its investments in a particular state or territory, and will not invest more than 25% of its total assets in municipal securities of any one state or territory. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

When selecting securities for the Fund’s portfolio, the investment manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

High-Yield Debt Instruments: Issuers of lower-rated or “high-yield” debt instruments (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt instruments generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt instruments generally fluctuate more than those of higher credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.

States: The Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that the Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state. The same is true of events in U.S. territories, to the extent that the Fund has exposure to any particular territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.94%
Worst Quarter:	2022, Q1	-7.22%

As of March 31, 2026, the Fund’s year-to-date return was 0.18%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin High Yield Tax-Free Income Fund - Class A
Return before taxes	0.06%	0.34%	2.14%	—
Return after taxes on distributions	-0.03%	0.27%	2.11%	—
Return after taxes on distributions and sale of Fund shares	1.74%	1.10%	2.53%	—
Franklin High Yield Tax-Free Income Fund - Class A1	0.19%	0.47%	2.24%	—
Franklin High Yield Tax-Free Income Fund - Class C	2.46%	0.60%	2.01%	—
Franklin High Yield Tax-Free Income Fund - Class R6	4.24%	1.35%	—	2.72%	[1]
Franklin High Yield Tax-Free Income Fund - Advisor Class	4.20%	1.33%	2.71%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1,

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

Ben Barber, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since 2024.

Francisco Rivera

Vice President of Advisers and portfolio manager of the Fund since 2004.

Daniel Workman, CFA

Vice President of Advisers and portfolio manager of the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARY

R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Massachusetts Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Massachusetts.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.16%	0.15%	0.14%	0.07%	0.16%
Total annual Fund operating expenses	0.94%	0.78%	1.32%	0.60%	0.69%
Fee waiver and/or expense reimbursement[1]	-0.04%	-0.03%	-0.02%	None	-0.04%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.75%	1.30%	0.60%	0.65%

1. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$659	$871	$1,482
Class A1	$449	$612	$789	$1,301
Class C	$232	$416	$721	$1,483
Class R6	$61	$192	$335	$750
Advisor Class	$66	$217	$380	$855
If you do not sell your shares:
Class C	$132	$416	$721	$1,483

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Massachusetts.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Massachusetts: The Fund invests predominantly in Massachusetts municipal securities. Therefore, events in Massachusetts are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Massachusetts. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.41%
Worst Quarter:	2022, Q1	-6.54%

As of March 31, 2026, the Fund’s year-to-date return was -0.20%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Massachusetts Tax-Free Income Fund - Class A
Return before taxes	-1.15%	-1.10%	1.07%	—
Return after taxes on distributions	-1.16%	-1.11%	1.06%	—
Return after taxes on distributions and sale of Fund shares	0.46%	-0.31%	1.42%	—
Franklin Massachusetts Tax-Free Income Fund - Class A1	-0.91%	-0.93%	1.18%	—
Franklin Massachusetts Tax-Free Income Fund - Class C	1.35%	-0.76%	0.99%	—
Franklin Massachusetts Tax-Free Income Fund - Class R6	3.11%	-0.03%	—	1.51%	[1]
Franklin Massachusetts Tax-Free Income Fund - Advisor Class	3.05%	-0.08%	1.67%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since June 2026.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARY

initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Massachusetts. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARY

Franklin New Jersey Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of New Jersey as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.12%	0.12%	0.11%	0.05%	0.12%
Total annual Fund operating expenses	0.85%	0.70%	1.24%	0.53%	0.60%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$637	$829	$1,385
Class A1	$444	$591	$750	$1,213
Class C	$226	$393	$680	$1,392
Class R6	$54	$170	$297	$665
Advisor Class	$61	$192	$335	$750
If you do not sell your shares:
Class C	$126	$393	$680	$1,392

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of New Jersey.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

New Jersey: The Fund invests predominantly in New Jersey municipal securities. Therefore, events in New Jersey are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of New Jersey. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.48%
Worst Quarter:	2022, Q1	-6.10%

As of March 31, 2026, the Fund’s year-to-date return was -0.12%.

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Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin New Jersey Tax-Free Income Fund - Class A
Return before taxes	-0.76%	-0.32%	1.42%	—
Return after taxes on distributions	-0.78%	-0.33%	1.41%	—
Return after taxes on distributions and sale of Fund shares	0.73%	0.36%	1.76%	—
Franklin New Jersey Tax-Free Income Fund - Class A1	-0.69%	-0.18%	1.51%	—
Franklin New Jersey Tax-Free Income Fund - Class C	1.55%	-0.02%	1.32%	—
Franklin New Jersey Tax-Free Income Fund - Class R6	3.31%	0.72%	—	2.02%	[1]
Franklin New Jersey Tax-Free Income Fund - Advisor Class	3.26%	0.68%	2.01%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since June 2026.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of New Jersey. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Fund Details

Investment Goal

Each of the Federal Intermediate-Term Fund's and the Federal Limited-Term Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

The High Yield Fund's principal investment goal is to provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

The Massachusetts Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Massachusetts Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Massachusetts.

The New Jersey Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of New Jersey as is consistent with prudent investment management and the preservation of shareholders' capital.

Hereafter, unless otherwise noted, each of the Federal Intermediate-Term Fund, Federal Limited-Term Fund, High Yield Fund, Massachusetts Fund and New Jersey Fund are referred to as "the Fund."

Principal Investment Policies and Practices

Under normal market conditions, each Fund invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. The Fund applies this test to its net assets, except for the Federal Intermediate-Term Fund, the Federal Limited-Term Fund and the Massachusetts Fund, each of which applies this test to its total assets. In addition, under normal market conditions, each state Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets (or total assets with respect to the Federal Intermediate-Term Fund, the Federal Limited-Term Fund and the Massachusetts Fund) may be invested in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

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The Fund, except the High Yield Fund, only buys municipal securities rated in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality). This limitation generally is applied at the time of purchase and a downgrade of a particular security below one of the top four ratings categories will not automatically cause the Fund to sell the security. The investment manager will, however, take such downgrade into account when analyzing the portfolio. The High Yield Fund may invest in municipal securities rated in any rating category, including securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (generally referred to as “distressed debt”). Such investments typically involve the purchase of lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such issuers. The High-Yield Fund currently does not intend to invest more than 10% of its assets in defaulted securities.

None of the Funds have restrictions on the maturity of the securities they may buy; however, the Federal Intermediate-Term Fund maintains a dollar-weighted average portfolio maturity of six to 12 years and the Federal Limited-Term Fund maintains a dollar-weighted average portfolio maturity of five years or less.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories. The Federal Intermediate-Term, Federal Limited-Term and High Yield Funds do not necessarily focus their investments in a particular state or territory. The High Yield Fund will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

When selecting securities for the High Yield Fund's portfolio, the investment manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, such as Puerto Rico, Guam and the U.S. Virgin Islands, to borrow money for various public and private projects. Municipal securities generally pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.

The Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When the Fund believes that it could be beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance

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premium directly to the insurance company. The investment manager may also consider the cost of insurance when selecting securities for the Fund. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund's share price or distributions, and shares of the Fund are not insured.

The Fund also may invest in municipal lease obligations. Municipal lease obligations generally are issued to support a government’s infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations.

The Fund may invest in variable and floating rate securities, primarily variable rate demand notes, the interest rates of which change either at specific intervals or whenever a benchmark rate changes. While this feature helps protect against a decline in the security’s market price when interest rates rise, it lowers the Fund’s income when interest rates fall. The Fund may also invest in zero coupon and deferred interest securities.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

A portfolio investment is reviewed for inclusion in the Fund’s 80% basket at the time of investment and generally on a quarterly basis thereafter. If, subsequent to an investment, the Fund identifies that the requirements of the Fund’s 80% investment policy are no longer met, the Fund will make future investments in a manner that will bring the Fund into compliance as soon as reasonably practicable, and no later than 90 days after the Fund's identification of non-compliance with the Fund’s 80% investment policy. The Fund may depart from its 80% investment policy in other-than-normal circumstances for up to 90 days.

Unless stated otherwise, the Fund’s compliance with its other investment limitations and requirements described in this Prospectus is determined at the time of investment. If the applicable investment limitation or requirement is complied with at the time of an investment, any change in asset values, sale of securities, or change in security characteristics will not constitute a violation of that limitation or requirement.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund's portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its

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goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Temporary Investments

When the investment manager believes market or economic conditions are unusual or unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments such as variable rate demand notes. Temporary defensive investments generally may include securities that pay taxable interest. The investment manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Interest Rate: Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly sell fixed income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a debt security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes.

Credit: The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or an issuer's or security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

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The Fund’s portfolio securities may be supported by credit enhancements provided by an insurance company, bank, or other foreign or domestic entity. For example, some municipal securities are insured by a policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts containing high quality securities, including securities backed by the full faith and credit of the U.S. government, to secure the payment of principal and interest. Securities supported by credit enhancements have the credit risk of the entity providing the credit support. To the extent the Fund holds these securities, a change in the credit rating of the entity providing credit support may affect the value of the securities it supports, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an entity providing credit support to meet its obligations.

Liquidity: Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely held.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the

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application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: While the Fund endeavors to purchase bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates, inflation or exchange rates, or adverse investor sentiment generally. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. The U.S.

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government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known.

High-Yield Debt Instruments: High-yield debt instruments (including loans) and unrated instruments of similar credit quality (high-yield debt instruments or junk bonds) involve greater risk of a complete loss of the Fund's investment, or delays of interest and principal payments, than higher-quality debt instruments or loans. Issuers of high-yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt instruments generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and the Fund could lose its entire investment.

The prices of high-yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer's business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high-yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High-yield debt instruments are generally less liquid than higher-quality securities. Many of these instruments are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests. As a result, certain high-yield debt instruments generally pose greater illiquidity and valuation risks.

Substantial declines in the prices of high-yield debt instruments can dramatically increase the yield of such instruments. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its

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investment rather than reflecting any increase in income from the higher yield that the debt instrument may pay to the Fund on its investment.

State and U.S. Territories: Because each state Fund invests predominantly in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, man-made or natural disasters, tax base erosion, unfunded pension and healthcare liabilities, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, an investment in each state Fund involves more risk than an investment in a fund that does not focus on municipal securities of a single state. As with state municipal securities, events in any of the U.S. territories (e.g. Puerto Rico, Guam, Mariana Islands and the U.S. Virgin Islands) where the Fund is invested may affect the Fund’s investments and its performance.

To the extent the Federal Intermediate-Term, Federal Limited-Term or High Yield Funds are invested significantly in a state or U.S. territory, events in that state or territory may affect their investments and their performance.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of May 1, 2026, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their

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maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Prepayment: Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund's income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate investments, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Rating agencies have lowered their ratings and withdrawn ratings on some municipal bond insurers. In such cases the insurance may be providing little or no enhancement of credit or resale value to the municipal security and the security rating will reflect the higher of the insurer rating or the rating of the underlying security.

Additional downgrades and withdrawal of ratings from municipal bond insurers would further limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities and potentially increasing the amount of unrated securities held by the Fund.

Market conditions have weakened the municipal bond insurance industry leading state regulators from time to time to require municipal bond insurers to suspend claims payments on outstanding insurance. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a consolidation among municipal bond insurers which have led to a decrease in the supply of insured municipal securities and a concentration of the insurance company credit risk on the securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

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Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is actively managed and could experience losses (realized and unrealized) if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. The Fund could also experience losses if there are imperfections, errors or limitations in the models, tools, and data used by the investment manager or if the investment manager’s techniques or investment decisions do not produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

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Municipal Lease Obligations: Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

Debt Securities Ratings: The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or that are no longer accurate.

Illiquid Securities: Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them. Securities that are illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Illiquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Zero Coupon and Deferred Interest Securities: These bonds tend to react more sharply to changes in interest rates than traditional bonds. The original discount on zero coupon or delayed interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates. Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Banking Industry: Because the Fund may invest in obligations for which banks and other financial institutions may provide liquidity guarantees or credit enhancements, it may be vulnerable to setbacks in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

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More detailed information about the Fund and its policies and risks and about municipal securities held by the Fund can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at www.franklintempleton.com.

Management

Franklin Advisers, Inc. (Advisers or investment manager), One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund’s investment manager. Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage, as of May 31, 2026, approximately $1.78 trillion in assets, and have been in the investment management business since 1947.

The Fund is managed by a team of dedicated professionals focused on investments in tax-free securities. The portfolio managers have responsibility for the day-to-day management of particular Funds and operate as a team to develop ideas and implement investment strategy for all the Funds. The portfolio managers of the Fund are as follows:

Ben Barber, CFA Senior Vice President of Advisers
Mr. Barber has been a portfolio manager of the Federal Intermediate-Term, Federal Limited-Term and High Yield Funds since 2020. He is the Director of Franklin’s Municipal Bond Department. Prior to joining Franklin Templeton, he was co-head of municipal bonds at Goldman Sachs Asset Management. He first joined Franklin Templeton in 1991 and rejoined again in 2020.

John Bonelli Vice President of Advisers
Mr. Bonelli has been a portfolio manager of the Massachusetts and New Jersey Funds since 2020. He joined Franklin Templeton in 2010.

James Conn, CFA Senior Vice President of Advisers
Mr. Conn has been a portfolio manager of the Federal Intermediate-Term Fund since 1999, the Federal Limited-Term Fund since inception in 2003, the High Yield Fund since 2020, and the Massachusetts and New Jersey Funds since June 2026. He joined Franklin Templeton in 1996.

Michael Conn Vice President of Advisers
Mr. Conn has been a portfolio manager of the Massachusetts and New Jersey Funds since 2020. He joined Franklin Templeton in 2001.

Garrett L. Hamilton Portfolio Manager of Advisers
Mr. Hamilton has been a portfolio manager of the Federal Intermediate-Term and High Yield Funds since 2024 and the Federal Limited-Term Fund since January 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton,

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Mr. Hamilton was a portfolio manager for Putnam Investment Management, LLC, which he joined in 2016.

Francisco Rivera Vice President of Advisers
Mr. Rivera has been a portfolio manager of the High Yield Fund since 2004 and the Federal Intermediate-Term and Federal Limited-Term Funds since 2020. He joined Franklin Templeton in 1994.

Christopher Sperry, CFA Vice President of Advisers
Mr. Sperry has been a portfolio manager of the Massachusetts and New Jersey Funds since 2020. He joined Franklin Templeton in 1996.

Daniel Workman, CFA Portfolio Manager of Advisers
Mr. Workman has been a portfolio manager of the High Yield Fund since 2009, and the Federal Intermediate-Term and Federal Limited-Term Funds since 2020. He joined Franklin Templeton in 2003.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Funds are jointly and primarily responsible for the day-to-day management of the Funds' portfolio. Each portfolio manager has equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Each Fund pays Advisers a fee for managing the Fund’s assets.

Advisers has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for certain Funds so that the ratio of total annual fund operating expenses will not exceed 0.46% for each share class other than Class R6 of Federal Intermediate-Term Fund and 0.40% for Class R6; 0.40% for each share class of Federal Limited-Term Fund; and 0.65% for each share class of Massachusetts Fund and New Jersey Fund. Advisers has also agreed to reduce its fees to reflect reduced services resulting from each Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of each Fund have been capped so that transfer agency fees for that class do not exceed 0.02% for Federal Intermediate-Term Tax-Free Income Fund and 0.03% for each other Fund. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of

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trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation.

For the fiscal year ended February 28, 2026, the Fund paid Advisers an effective management fee equal to the following percentages of the Fund’s average net assets for investment management services.

Fund	Effective management fee
Federal Intermediate-Term Fund	0.34%
Federal Limited-Term Fund	0.27%
High Yield Fund	0.45%
Massachusetts Fund	0.50%
New Jersey Fund	0.48%

A discussion regarding the basis for the board of trustees’ approval of each Fund’s investment management agreement is available in each Fund’s report on Form N-CSR for the period ended August 31, 2025.

Manager of Managers Structure (except for New Jersey Fund)

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency and alleviates the need for the Fund to incur the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund's board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund's board of trustees: set the Fund's overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund's assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund's investment goal, policies and restrictions. Subject to review by the Fund's board of trustees, the investment manager will allocate and,

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when appropriate, reallocate the Fund's assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Distributions and Taxes

The information is provided with respect to each Fund (hereafter the “Fund").

Income and Capital Gain Distributions

As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to declare income dividends from its net investment income each day that its net asset value (NAV) is calculated and pay them monthly. Your account begins to receive dividends on the day the Fund receives your investment, provided the investment is received by the Fund on any business day in good order prior to 1 p.m. Pacific time or the regularly scheduled close of the NYSE, whichever is earlier. Investments received after that time or paid by check will normally begin to earn dividends on the following business day. Dividends will be received by your account through the business day prior to the day on which your proceeds are sent to you. If your shares are purchased through a financial intermediary, you should check with your financial intermediary to determine when your purchase order will be effective. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value (NAV) unless you elect to receive them in cash.

Annual statements. After the close of each calendar year, you will receive tax information from the Fund with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year. If the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax information, the Fund will send you revised tax information. Distributions declared in October, November or December to shareholders of record in such month and paid in January are treated as if they were paid in December. Additional tax information about the Fund’s distributions is available at www.franklintempleton.com.

Avoid "buying a dividend." At the time you purchase your Fund shares, the Fund's net asset value may reflect undistributed taxable income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.

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Buying shares in the Fund just before it declares a distribution of taxable income or capital gains is sometimes known as “buying a dividend.”

Tax Considerations

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. Distributions from interest earned on the municipal securities of a particular state are also generally exempt from state income tax for individual residents of that state but will generally be taxable to non-residents. The Fund may also make distributions that are taxable to you as ordinary income or capital gains. This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest dividends. Most Fund distributions will consist of exempt-interest dividends that are exempt from regular federal income tax. A portion of these distributions from private activity bond interest may be subject to the federal alternative minimum tax (AMT). Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Exempt-interest dividends from interest earned on the municipal securities of a particular state are also generally exempt from that state's personal income tax. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans or other tax-exempt investors.

Capital gains. Fund distributions of capital gains are generally subject to federal and state income tax. Fund distributions of short-term capital gains are subject to tax at ordinary rates. For federal income tax purposes, Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $49,450 in 2026 ($98,900 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $545,500 or $613,700, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $545,500 and married individuals filing jointly with taxable income in excess of $613,700. An additional 3.8% Medicare tax may also be imposed as discussed below.

Taxable income dividends. The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions from this income, if any, are generally subject to federal and state income tax at ordinary rates. The Fund expects that none of its distributions will be qualified dividends subject to reduced rates of tax to individuals. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

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Reclassification risk. The IRS has announced that holders of tax-exempt securities (i.e., a security issued as paying tax-exempt interest income) such as the Fund have certain risks if the securities were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the security offering. While the Fund endeavors to purchase bona fide tax-exempt securities there are risks that: (a) a tax-exempt security may be reclassified by the IRS, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax. These events may create taxable income for the Fund and its shareholders and the Fund may be required to send to you and file with the IRS and state tax authorities information returns for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Sales of Fund shares. When you sell your shares in the Fund, or exchange them for shares of a different Franklin Templeton or Legg Mason fund, you will generally recognize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your Fund shares for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. An exchange of your shares in one class of the Fund for shares of another class of the same Fund is not taxable and no gain or loss will be reported on the transaction.

Cost basis reporting. If you acquire shares in the Fund on or after January 1, 2012, generally referred to as “covered shares," and sell or exchange them after that date, the Fund is generally required to report cost basis information to you and the IRS annually. The Fund will compute the cost basis of your covered shares using the average cost method, the Fund’s “default method,” unless you contact the Fund to select a different method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these

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amounts on their federal and state income tax returns. Additional information about cost basis reporting is available at www.franklintempleton.com/costbasis.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding. A shareholder may be subject to backup withholding on any distributions of income(including exempt-interest dividends) capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the Fund, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate

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certifications or documentation concerning its status under FATCA. The Fund may be required to report certain shareholder account information to the IRS, non-U.S. taxing authorities or other parties to comply with FATCA.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are available on the Fund's website and are included in the Form N-CSR filed with the SEC covering the period ended February 28, 2026, which is available upon request.

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Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.35	$11.27		$11.02		$11.82	$12.22
Income from investment operations[b]:
Net investment income[c]	0.37	0.32		0.30		0.26	0.23
Net realized and unrealized gains (losses)	0.23	0.08		0.25		(0.82)	(0.40)
Total from investment operations	0.60	0.40		0.55		(0.56)	(0.17)
Less distributions from:
Net investment income	(0.36)	(0.32)		(0.30)		(0.24)	(0.23)
Net asset value, end of year	$11.59	$11.35		$11.27		$11.02	$11.82
Total return[d]	5.46%	3.63%		5.05%		(4.70)%	(1.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.83%	0.81%		0.81%		0.83%	0.80%
Expenses net of waiver and payments by affiliates	0.71%	0.71%	[e]	0.70%	[e]	0.71% [e]	0.70% [e]
Net investment income	3.26%	2.87%		2.70%		2.31%	1.89%
Supplemental data
Net assets, end of year (000’s)	$670,905	$655,106		$667,503		$707,816	$754,463
Portfolio turnover rate	27.20%	18.10%		16.21%		24.76%	22.05%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

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Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.34	$11.26		$11.01		$11.81	$12.21
Income from investment operations[b]:
Net investment income[c]	0.38	0.34		0.32		0.27	0.25
Net realized and unrealized gains (losses)	0.23	0.08		0.24		(0.81)	(0.40)
Total from investment operations	0.61	0.42		0.56		(0.54)	(0.15)
Less distributions from:
Net investment income	(0.38)	(0.34)		(0.31)		(0.26)	(0.25)
Net asset value, end of year	$11.57	$11.34		$11.26		$11.01	$11.81
Total return[d]	5.53%	3.79%		5.22%		(4.56)%	(1.27)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.68%	0.66%		0.66%		0.68%	0.65%
Expenses net of waiver and payments by affiliates	0.56%	0.56%	[e]	0.55%	[e]	0.56% [e]	0.55% [e]
Net investment income	3.41%	3.02%		2.85%		2.45%	2.05%
Supplemental data
Net assets, end of year (000’s)	$539,132	$623,410		$730,605		$864,508	$1,265,052
Portfolio turnover rate	27.20%	18.10%		16.21%		24.76%	22.05%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	71

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.37	$11.29		$11.05		$11.85	$12.24
Income from investment operations[b]:
Net investment income[c]	0.32	0.28		0.25		0.21	0.18
Net realized and unrealized gains (losses)	0.24	0.08		0.24		(0.81)	(0.39)
Total from investment operations	0.56	0.36		0.49		(0.60)	(0.21)
Less distributions from:
Net investment income	(0.32)	(0.28)		(0.25)		(0.20)	(0.18)
Net asset value, end of year	$11.61	$11.37		$11.29		$11.05	$11.85
Total return[d]	5.03%	3.21%		4.53%		(5.07)%	(1.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.23%	1.21%		1.21%		1.23%	1.20%
Expenses net of waiver and payments by affiliates	1.11%	1.10%	[e]	1.10%	[e]	1.11% [e]	1.10% [e]
Net investment income	2.85%	2.45%		2.29%		1.88%	1.50%
Supplemental data
Net assets, end of year (000’s)	$14,946	$20,682		$28,661		$42,983	$67,008
Portfolio turnover rate	27.20%	18.10%		16.21%		24.76%	22.05%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

72	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Federal Intermediate-Term Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.37	$11.29		$11.04		$11.84	$12.24
Income from investment operations[b]:
Net investment income[c]	0.40	0.36		0.33		0.29	0.27
Net realized and unrealized gains (losses)	0.23	0.08		0.25		(0.81)	(0.40)
Total from investment operations	0.63	0.44		0.58		(0.52)	(0.13)
Less distributions from:
Net investment income	(0.40)	(0.36)		(0.33)		(0.28)	(0.27)
Net asset value, end of year	$11.60	$11.37		$11.29		$11.04	$11.84
Total return	5.69%	3.94%		5.36%		(4.40)%	(1.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.51%	0.51%		0.51%		0.53%	0.50%
Expenses net of waiver and payments by affiliates	0.40%	0.40%	[d]	0.40%	[d]	0.40% [d]	0.40% [d]
Net investment income	3.57%	3.17%		3.00%		2.60%	2.19%
Supplemental data
Net assets, end of year (000’s)	$124,276	$123,010		$127,665		$135,524	$257,641
Portfolio turnover rate	27.20%	18.10%		16.21%		24.76%	22.05%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	73

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Federal Intermediate-Term Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.37	$11.28		$11.04		$11.84	$12.24
Income from investment operations[b]:
Net investment income[c]	0.40	0.35		0.33		0.28	0.26
Net realized and unrealized gains (losses)	0.22	0.09		0.24		(0.81)	(0.40)
Total from investment operations	0.62	0.44		0.57		(0.53)	(0.14)
Less distributions from:
Net investment income	(0.39)	(0.35)		(0.33)		(0.27)	(0.26)
Net asset value, end of year	$11.60	$11.37		$11.28		$11.04	$11.84
Total return	5.62%	3.98%		5.21%		(4.45)%	(1.17)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.58%	0.56%		0.56%		0.58%	0.55%
Expenses net of waiver and payments by affiliates	0.46%	0.45%	[d]	0.45%	[d]	0.46%	0.45% [d]
Net investment income	3.51%	3.12%		2.95%		2.53%	2.14%
Supplemental data
Net assets, end of year (000’s)	$718,823	$689,045		$644,787		$633,982	$1,126,152
Portfolio turnover rate	27.20%	18.10%		16.21%		24.76%	22.05%
a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

74	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Federal Limited-Term Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.33	$10.20		$10.03		$10.34	$10.56
Income from investment operations[b]:
Net investment income[c]	0.28	0.27		0.24		0.15	0.07
Net realized and unrealized gains (losses)	0.16	0.13		0.17		(0.33)	(0.22)
Total from investment operations	0.44	0.40		0.41		(0.18)	(0.15)
Less distributions from:
Net investment income	(0.28)	(0.27)		(0.24)		(0.13)	(0.07)
Net asset value, end of year	$10.49	$10.33		$10.20		$10.03	$10.34
Total return[d]	4.29%	4.00%		4.09%		(1.75)%	(1.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.86%	0.84%		0.82%		0.86%	0.80%
Expenses net of waiver and payments by affiliates	0.65%	0.65%	[e]	0.65%	[e]	0.65% [e]	0.65% [e]
Net investment income	2.69%	2.65%		2.34%		1.51%	0.70%
Supplemental data
Net assets, end of year (000’s)	$335,845	$332,695		$331,917		$385,372	$345,670
Portfolio turnover rate	33.07%	20.89%		24.84%		29.88%	33.22%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	75

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Federal Limited-Term Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.34	$10.21		$10.04		$10.35	$10.57
Income from investment operations[b]:
Net investment income[c]	0.29	0.28		0.25		0.16	0.09
Net realized and unrealized gains (losses)	0.16	0.13		0.17		(0.33)	(0.22)
Total from investment operations	0.45	0.41		0.42		(0.17)	(0.13)
Less distributions from:
Net investment income	(0.29)	(0.28)		(0.25)		(0.14)	(0.09)
Net asset value, end of year	$10.50	$10.34		$10.21		$10.04	$10.35
Total return[d]	4.39%	4.10%		4.19%		(1.65)%	(1.29)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.76%	0.74%		0.72%		0.75%	0.70%
Expenses net of waiver and payments by affiliates	0.55%	0.55%	[e]	0.55%	[e]	0.55% [e]	0.55% [e]
Net investment income	2.79%	2.75%		2.44%		1.55%	0.81%
Supplemental data
Net assets, end of year (000’s)	$196,734	$221,207		$252,596		$305,208	$413,869
Portfolio turnover rate	33.07%	20.89%		24.84%		29.88%	33.22%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

76	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Federal Limited-Term Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.33	$10.20		$10.03		$10.34	$10.56
Income from investment operations[b]:
Net investment income[c]	0.31	0.30		0.26		0.18	0.10
Net realized and unrealized gains (losses)	0.16	0.13		0.17		(0.33)	(0.22)
Total from investment operations	0.47	0.43		0.43		(0.15)	(0.12)
Less distributions from:
Net investment income	(0.31)	(0.30)		(0.26)		(0.16)	(0.10)
Net asset value, end of year	$10.49	$10.33		$10.20		$10.03	$10.34
Total return	4.58%	4.30%		4.38%		(1.48)%	(1.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.54%	0.54%		0.54%		0.58%	0.53%
Expenses net of waiver and payments by affiliates	0.37%	0.37%	[d]	0.37%	[d]	0.37% [d]	0.37% [d]
Net investment income	2.97%	2.93%		2.62%		1.74%	0.98%
Supplemental data
Net assets, end of year (000’s)	$56,822	$57,065		$56,991		$68,248	$86,417
Portfolio turnover rate	33.07%	20.89%		24.84%		29.88%	33.22%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	77

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Federal Limited-Term Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.34	$10.20		$10.03		$10.35	$10.57
Income from investment operations[b]:
Net investment income[c]	0.30	0.30		0.26		0.16	0.10
Net realized and unrealized gains (losses)	0.15	0.14		0.17		(0.33)	(0.22)
Total from investment operations	0.45	0.44		0.43		(0.17)	(0.12)
Less distributions from:
Net investment income	(0.30)	(0.30)		(0.26)		(0.15)	(0.10)
Net asset value, end of year	$10.49	$10.34		$10.20		$10.03	$10.35
Total return	4.45%	4.36%		4.35%		(1.60)%	(1.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.61%	0.59%		0.57%		0.59%	0.55%
Expenses net of waiver and payments by affiliates	0.40%	0.40%	[d]	0.40%	[d]	0.40% [d]	0.40% [d]
Net investment income	2.94%	2.90%		2.60%		1.63%	0.95%
Supplemental data
Net assets, end of year (000’s)	$296,396	$269,894		$265,437		$220,088	$542,557
Portfolio turnover rate	33.07%	20.89%		24.84%		29.88%	33.22%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

78	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.06	$8.84		$8.68		$10.05	$10.29
Income from investment operations[b]:
Net investment income[c]	0.41	0.40		0.40		0.38	0.36
Net realized and unrealized gains (losses)	(0.03)	0.21		0.15		(1.40)	(0.24)
Total from investment operations	0.38	0.61		0.55		(1.02)	0.12
Less distributions from:
Net investment income	(0.40)	(0.39)		(0.39)		(0.35)	(0.36)
Net asset value, end of year	$9.04	$9.06		$8.84		$8.68	$10.05
Total return[d]	4.41%	7.09%		6.59%		(10.15)%	1.07%
Ratios to average net assets
Expenses	0.81%	0.79%	[e,f]	0.83%	[e,f]	0.91% [e]	0.80% [e,f]
Net investment income	4.64%	4.49%		4.62%		4.20%	3.49%
Supplemental data
Net assets, end of year (000’s)	$1,657,791	$1,600,757		$1,452,358		$1,390,633	$1,559,216
Portfolio turnover rate	12.16%	14.31%		14.74%		23.04%	18.70%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	79

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.05	$8.84		$8.67		$10.04	$10.28
Income from investment operations[b]:
Net investment income[c]	0.42	0.42		0.41		0.39	0.38
Net realized and unrealized gains (losses)	(0.02)	0.20		0.17		(1.39)	(0.24)
Total from investment operations	0.40	0.62		0.58		(1.00)	0.14
Less distributions from:
Net investment income	(0.41)	(0.41)		(0.41)		(0.37)	(0.38)
Net asset value, end of year	$9.04	$9.05		$8.84		$8.67	$10.04
Total return[d]	4.68%	7.13%		6.88%		(10.02)%	1.22%
Ratios to average net assets
Expenses	0.66%	0.64%	[e,f]	0.68%	[e,f]	0.75% [e]	0.65% [e,f]
Net investment income	4.79%	4.64%		4.77%		4.35%	3.65%
Supplemental data
Net assets, end of year (000’s)	$1,980,022	$2,191,612		$2,349,443		$2,577,670	$3,518,033
Portfolio turnover rate	12.16%	14.31%		14.74%		23.04%	18.70%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

80	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.24	$9.02		$8.84		$10.24	$10.49
Income from investment operations[b]:
Net investment income[c]	0.37	0.36		0.36		0.34	0.32
Net realized and unrealized gains (losses)	(0.03)	0.22		0.18		(1.42)	(0.25)
Total from investment operations	0.34	0.58		0.54		(1.08)	0.07
Less distributions from:
Net investment income	(0.36)	(0.36)		(0.36)		(0.32)	(0.32)
Net asset value, end of year	$9.22	$9.24		$9.02		$8.84	$10.24
Total return[d]	3.90%	6.51%		6.15%		(10.52)%	0.54%
Ratios to average net assets
Expenses	1.20%	1.18%	[e,f]	1.21%	[e,f]	1.29% [e]	1.19% [e,f]
Net investment income	4.15%	3.99%		4.12%		3.71%	3.03%
Supplemental data
Net assets, end of year (000’s)	$95,945	$116,587		$137,544		$175,131	$262,313
Portfolio turnover rate	12.16%	14.31%		14.74%		23.04%	18.70%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	81

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.10	$8.88		$8.71		$10.09	$10.33
Income from investment operations[b]:
Net investment income[c]	0.43	0.43		0.42		0.40	0.40
Net realized and unrealized gains (losses)	(0.03)	0.21		0.17		(1.40)	(0.25)
Total from investment operations	0.40	0.64		0.59		(1.00)	0.15
Less distributions from:
Net investment income	(0.42)	(0.42)		(0.42)		(0.38)	(0.39)
Net asset value, end of year	$9.08	$9.10		$8.88		$8.71	$10.09
Total return	4.69%	7.37%		6.99%		(9.94)%	1.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.51%	0.50%		0.53%		0.62%	0.51%
Expenses net of waiver and payments by affiliates	0.51%	0.50%	[d,e]	0.53%	[d,e]	0.61% [d]	0.51% [d,e]
Net investment income	4.91%	4.76%		4.88%		4.48%	3.77%
Supplemental data
Net assets, end of year (000’s)	$233,975	$205,197		$174,493		$181,286	$228,725
Portfolio turnover rate	12.16%	14.31%		14.74%		23.04%	18.70%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

82	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.09	$8.88		$8.71		$10.08	$10.33
Income from investment operations[b]:
Net investment income[c]	0.43	0.42		0.42		0.40	0.39
Net realized and unrealized gains (losses)	(0.02)	0.21		0.16		(1.39)	(0.25)
Total from investment operations	0.41	0.63		0.58		(0.99)	0.14
Less distributions from:
Net investment income	(0.42)	(0.42)		(0.41)		(0.38)	(0.39)
Net asset value, end of year	$9.08	$9.09		$8.88		$8.71	$10.08
Total return	4.76%	7.21%		6.95%		(9.89)%	1.22%
Ratios to average net assets
Expenses	0.56%	0.54%	[d,e]	0.57%	[d,e]	0.65% [d]	0.55% [d,e]
Net investment income	4.87%	4.72%		4.85%		4.42%	3.73%
Supplemental data
Net assets, end of year (000’s)	$840,553	$828,084		$780,675		$846,496	$1,284,270
Portfolio turnover rate	12.16%	14.31%		14.74%		23.04%	18.70%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	83

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.59	$10.64	$10.41		$11.48	$11.84
Income from investment operations[b]:
Net investment income[c]	0.31	0.29	0.27		0.23	0.22
Net realized and unrealized gains (losses)	0.06	(0.05)	0.23		(1.07)	(0.36)
Total from investment operations	0.37	0.24	0.50		(0.84)	(0.14)
Less distributions from:
Net investment income	(0.31)	(0.29)	(0.27)		(0.23)	(0.22)
Net asset value, end of year	$10.65	$10.59	$10.64		$10.41	$11.48
Total return[d]	3.61%	2.32%	4.88%		(7.32)%	(1.24)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.94%	0.93%	0.89%		0.89%	0.88%
Expenses net of waiver and payments by affiliates	0.90%	0.90% [e]	0.89%	[e]	0.89% [e]	0.88% [e]
Net investment income	3.02%	2.75%	2.60%		2.20%	1.83%
Supplemental data
Net assets, end of year (000’s)	$44,624	$44,060	$49,501		$54,360	$64,555
Portfolio turnover rate	21.12%	25.42%	10.76%		11.16%	21.84%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

84	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.58	$10.63	$10.41		$11.47	$11.83
Income from investment operations[b]:
Net investment income[c]	0.33	0.31	0.29		0.25	0.24
Net realized and unrealized gains (losses)	0.06	(0.05)	0.22		(1.06)	(0.36)
Total from investment operations	0.39	0.26	0.51		(0.81)	(0.12)
Less distributions from:
Net investment income	(0.33)	(0.31)	(0.29)		(0.25)	(0.24)
Net asset value, end of year	$10.64	$10.58	$10.63		$10.41	$11.47
Total return[d]	3.77%	2.47%	4.94%		(7.10)%	(1.09)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.78%	0.78%	0.74%		0.74%	0.73%
Expenses net of waiver and payments by affiliates	0.75%	0.75% [e]	0.74%	[e]	0.74% [e]	0.73% [e]
Net investment income	3.17%	2.90%	2.74%		2.35%	2.00%
Supplemental data
Net assets, end of year (000’s)	$113,896	$128,711	$146,609		$166,958	$218,895
Portfolio turnover rate	21.12%	25.42%	10.76%		11.16%	21.84%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	85

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.71	$10.76	$10.53		$11.62	$11.98
Income from investment operations[b]:
Net investment income[c]	0.27	0.25	0.23		0.19	0.17
Net realized and unrealized gains (losses)	0.06	(0.05)	0.23		(1.09)	(0.36)
Total from investment operations	0.33	0.20	0.46		(0.90)	(0.19)
Less distributions from:
Net investment income	(0.27)	(0.25)	(0.23)		(0.19)	(0.17)
Net asset value, end of year	$10.77	$10.71	$10.76		$10.53	$11.62
Total return[d]	3.15%	1.87%	4.41%		(7.78)%	(1.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.32%	1.32%	1.28%		1.28%	1.27%
Expenses net of waiver and payments by affiliates	1.29%	1.29% [e]	1.28%	[e]	1.28% [e]	1.27% [e]
Net investment income	2.57%	2.31%	2.14%		1.76%	1.44%
Supplemental data
Net assets, end of year (000’s)	$3,594	$5,392	$7,725		$11,612	$17,988
Portfolio turnover rate	21.12%	25.42%	10.76%		11.16%	21.84%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

86	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.59	$10.64	$10.42		$11.48	$11.84
Income from investment operations[b]:
Net investment income[c]	0.34	0.32	0.30		0.26	0.25
Net realized and unrealized gains (losses)	0.06	(0.05)	0.22		(1.06)	(0.35)
Total from investment operations	0.40	0.27	0.52		(0.80)	(0.10)
Less distributions from:
Net investment income	(0.34)	(0.32)	(0.30)		(0.26)	(0.26)
Net asset value, end of year	$10.65	$10.59	$10.64		$10.42	$11.48
Total return	3.92%	2.60%	5.09%		(6.96)%	(0.86)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.60%	0.63%	0.59%		0.61%	0.59%
Expenses net of waiver and payments by affiliates	0.60%	0.62% [d]	0.59%	[d]	0.60% [d]	0.58% [d]
Net investment income	3.33%	3.02%	2.87%		2.49%	2.13%
Supplemental data
Net assets, end of year (000’s)	$31,199	$14,056	$18,635		$23,528	$20,888
Portfolio turnover rate	21.12%	25.42%	10.76%		11.16%	21.84%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	87

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.58	$10.63	$10.41		$11.47	$11.83
Income from investment operations[b]:
Net investment income[c]	0.34	0.32	0.30		0.26	0.25
Net realized and unrealized gains (losses)	0.06	(0.05)	0.22		(1.06)	(0.36)
Total from investment operations	0.40	0.27	0.52		(0.80)	(0.11)
Less distributions from:
Net investment income	(0.34)	(0.32)	(0.30)		(0.26)	(0.25)
Net asset value, end of year	$10.64	$10.58	$10.63		$10.41	$11.47
Total return	3.87%	2.57%	5.05%		(7.01)%	(0.99)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.69%	0.68%	0.64%		0.64%	0.63%
Expenses net of waiver and payments by affiliates	0.65%	0.65% [d]	0.64%	[d]	0.64% [d]	0.63% [d]
Net investment income	3.27%	3.00%	2.84%		2.45%	2.10%
Supplemental data
Net assets, end of year (000’s)	$146,137	$134,572	$84,294		$107,830	$109,947
Portfolio turnover rate	21.12%	25.42%	10.76%		11.16%	21.84%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

88	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin New Jersey Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.37		$10.36		$10.11		$11.18	$11.46
Income from investment operations[b]:
Net investment income[c]	0.31		0.31		0.30		0.28	0.27
Net realized and unrealized gains (losses)	0.10		0.01		0.25		(1.08)	(0.28)
Total from investment operations	0.41		0.32		0.55		(0.80)	(0.01)
Less distributions from:
Net investment income	(0.31)		(0.31)		(0.30)		(0.27)	(0.27)
Net asset value, end of year	$10.47		$10.37		$10.36		$10.11	$11.18
Total return[d]	4.10%		3.10%		5.55%		(7.13)%	(0.18)%
Ratios to average net assets
Expenses	0.85%	[e]	0.83%	[f]	0.83%	[f]	0.83% [f]	0.82% [f]
Net investment income	3.10%		2.95%		2.97%		2.68%	2.30%
Supplemental data
Net assets, end of year (000’s)	$252,147		$139,583		$131,477		$120,101	$141,419
Portfolio turnover rate	18.26%		13.53%		10.78%		12.46%	7.69%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	89

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin New Jersey Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.36		$10.35		$10.10		$11.16	$11.45
Income from investment operations[b]:
Net investment income[c]	0.33		0.32		0.32		0.29	0.28
Net realized and unrealized gains (losses)	0.09		0.01		0.25		(1.06)	(0.29)
Total from investment operations	0.42		0.33		0.57		(0.77)	(0.01)
Less distributions from:
Net investment income	(0.33)		(0.32)		(0.32)		(0.29)	(0.28)
Net asset value, end of year	$10.45		$10.36		$10.35		$10.10	$11.16
Total return[d]	4.16%		3.26%		5.71%		(6.91)%	(0.11)%
Ratios to average net assets
Expenses	0.70%	[e]	0.68%	[f]	0.68%	[f]	0.68% [f]	0.67% [f]
Net investment income	3.25%		3.10%		3.12%		2.83%	2.45%
Supplemental data
Net assets, end of year (000’s)	$271,483		$304,010		$340,681		$372,268	$464,256
Portfolio turnover rate	18.26%		13.53%		10.78%		12.46%	7.69%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

90	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin New Jersey Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.50		$10.49		$10.23		$11.31	$11.60
Income from investment operations[b]:
Net investment income[c]	0.27		0.26		0.26		0.23	0.22
Net realized and unrealized gains (losses)	0.10		0.01		0.26		(1.08)	(0.29)
Total from investment operations	0.37		0.27		0.52		(0.85)	(0.07)
Less distributions from:
Net investment income	(0.27)		(0.26)		(0.26)		(0.23)	(0.22)
Net asset value, end of year	$10.60		$10.50		$10.49		$10.23	$11.31
Total return[d]	3.63%		2.64%		5.15%		(7.51)%	(0.66)%
Ratios to average net assets
Expenses	1.24%	[e]	1.22%	[f]	1.23%	[f]	1.23% [f]	1.22% [f]
Net investment income	2.65%		2.51%		2.52%		2.23%	1.87%
Supplemental data
Net assets, end of year (000’s)	$13,675		$19,978		$30,725		$40,433	$58,632
Portfolio turnover rate	18.26%		13.53%		10.78%		12.46%	7.69%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	91

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin New Jersey Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.37	$10.36		$10.11		$11.17	$11.46
Income from investment operations[b]:
Net investment income[c]	0.35	0.34		0.33		0.31	0.30
Net realized and unrealized gains (losses)	0.09	0.01		0.25		(1.07)	(0.29)
Total from investment operations	0.44	0.35		0.58		(0.76)	0.01
Less distributions from:
Net investment income	(0.34)	(0.34)		(0.33)		(0.30)	(0.30)
Net asset value, end of year	$10.47	$10.37		$10.36		$10.11	$11.17
Total return	4.42%	3.40%		5.86%		(6.77)%	0.03%
Ratios to average net assets
Expenses	0.53%	0.54%	[d]	0.54%	[d]	0.54% [d]	0.53% [d]
Net investment income	3.41%	3.24%		3.27%		2.98%	2.59%
Supplemental data
Net assets, end of year (000’s)	$52,585	$51,712		$41,529		$37,543	$35,920
Portfolio turnover rate	18.26%	13.53%		10.78%		12.46%	7.69%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

92	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin New Jersey Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.37		$10.36		$10.11		$11.17	$11.46
Income from investment operations[b]:
Net investment income[c]	0.34		0.33		0.33		0.30	0.30
Net realized and unrealized gains (losses)	0.09		0.01		0.25		(1.06)	(0.29)
Total from investment operations	0.43		0.34		0.58		(0.76)	0.01
Less distributions from:
Net investment income	(0.34)		(0.33)		(0.33)		(0.30)	(0.30)
Net asset value, end of year	$10.46		$10.37		$10.36		$10.11	$11.17
Total return	4.26%		3.36%		5.81%		(6.81)%	(0.01)%
Ratios to average net assets
Expenses	0.60%	[d]	0.58%	[e]	0.58%	[e]	0.59% [e]	0.57% [e]
Net investment income	3.34%		3.20%		3.22%		2.97%	2.55%
Supplemental data
Net assets, end of year (000’s)	$247,158		$245,037		$195,406		$191,534	$103,449
Portfolio turnover rate	18.26%		13.53%		10.78%		12.46%	7.69%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	93

FRANKLIN TAX-FREE TRUST
YOUR ACCOUNT

Your Account

Choosing a Share Class

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton and Legg Mason fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

Class A	Class A1	Class C	Class R6	Advisor Class
Initial sales charge of 2.25% or less (Federal Intermediate-Term & Federal Limited-Term Funds) or 3.75% or less (all other Funds)	Initial sales charge of 2.25% or less (Federal Intermediate-Term & Federal Limited-Term Funds) or 3.75% or less (all other Funds)	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately eight years, reducing future annual expenses.

94	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
YOUR ACCOUNT

Class A1 shares were closed to new investors effective at the close of market on September 7, 2018. Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

Class A, A1 & C

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled "Intermediary Sales Charge Discounts and Waivers." Appendix A is incorporated herein by reference (is legally a part of this prospectus).

In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

As noted above, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of your financial intermediary. Accordingly, you may be invested through your financial intermediary in a share class that has higher annual fees and expenses than other share classes offered in this prospectus, which will have an adverse impact on your investment return. The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. It is the responsibility of the financial intermediary (and not the Fund) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.

www.franklintempleton.com	Prospectus	95

FRANKLIN TAX-FREE TRUST
YOUR ACCOUNT

Sales Charges - Class A & A1 - All Funds (except Federal Intermediate-Term Fund and Federal Limited-Term Fund)

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	3.75	3.90
$100,000 but under $250,000	3.25	3.36
$250,000 or more	0.00	0.00

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Sales Charges - Class A & A1 - Federal Intermediate-Term Fund and Federal Limited-Term Fund

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	2.25	2.30
$100,000 but under $250,000	1.50	1.52
$250,000 or more	0.00	0.00

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Sales Charge Reductions

Quantity discounts. We offer two ways for you to combine your current purchase of Class A or Class A1 Fund shares with other existing Franklin Templeton and Legg Mason fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." Sales charge and quantity discount information is also available free of charge at www.franklintempleton.com/investments/resources/sales-charges-and-breakpoints. This web page can also be reached at www.franklintempleton.com by clicking "Sales Charges and Breakpoints" under the "Investments" tab.

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton and Legg Mason fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A or Class A1 shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are Franklin Templeton and Legg Mason fund shares registered to (or held by a financial intermediary for):

• You, individually;

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• Your "family member," defined as your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21;

• You jointly with one or more family members;

• You jointly with another person(s) who is (are) not family members if that other person has not included the value of the jointly-owned shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton and Legg Mason fund shares;

• A Coverdell Education Savings account for which you or a family member is the identified responsible person;

• A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member's Social Security number;

• A 529 college savings plan over which you or a family member has investment discretion and control;

• Any entity over which you or a family member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a family member] on which you or a family member is the authorized signer);

• A trust established by you or a family member as grantor.

Franklin Templeton and Legg Mason fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan and shares of such funds offered through separately managed accounts that are managed by a Franklin Templeton affiliate do not qualify for a cumulative quantity discount.

Franklin Templeton and Legg Mason fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial advisor at the time of your purchase (including at the time of any future purchase). It may be necessary for you to provide your financial advisor with information and records (including account statements) of all relevant

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accounts invested in the Franklin Templeton and Legg Mason funds. If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial advisor or the Franklin Templeton and Legg Mason funds’ transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial advisor and the Fund generally will not have that information.

The value of cumulative quantity discount eligible shares equals the current or cost value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price on the day of your current purchase. The cost value of shares is determined by aggregating the amount you invested in cumulative quantity discount eligible shares (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial advisor nor the Franklin Templeton and Legg Mason funds may have or maintain this information.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) plan and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

2. Letter of intent (LOI) - expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time; however, purchases made under a right of reinvestment and appreciation of your holdings do not count as purchases made during the LOI period. During that 13-month period, additional purchases as well as reinvested dividends and capital gains are counted toward the fulfillment of your LOI. We will reserve 5% of your total intended purchase in Class A or Class A1 shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when

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you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. The value of your cumulative quantity discount eligible shares (as calculated in the “Cumulative quantity discount” section above) as of the day prior to your LOI start date may be counted toward fulfillment of your LOI. The cost value of cumulative quantity discount eligible shares, however, may only be aggregated for share purchases that took place within 18 months of the LOI start date.

If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

To sign up for these programs, complete the appropriate section of your account application.

For purposes of the cumulative quantity discount and letter of intent, Franklin Templeton and Legg Mason funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust or Legg Mason Partners Money Market Trust (except for shares held in Distributor Accounts). Please contact your Service Agent or the fund for more information.

Sales Charge Waivers

Class A or Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for certain investors. The following investors or investments qualify to buy Class A and/or Class A1 shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

• Current employees of securities dealers that have executed a selling agreement with Franklin Distributors, LLC (Distributors) and their affiliates and their family members, as allowed by the internal policies of their employer.

• Employees of Franklin Templeton and its subsidiaries.

• Board members and officers of any Franklin Templeton sponsored fund.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

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• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

• Shareholders who purchase directly from the Funds and not through any financial intermediary (i.e., Distributors is the broker of record).

• Class C shareholders whose shares are converted to Class A shares after eight years under the Class C shares’ conversion feature.

• Purchases by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Giving Programs).

Investments of $250,000 or More

If you invest $250,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge. However, there is a 1% CDSC on any shares you sell within 18 months of purchase. See “Contingent Deferred Sales Charge (CDSC) -Class A, A1 & C” for information on the calculation of CDSC.

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% and 0.10% (or 0.15% for Federal Limited-Term Fund) per year to those who sell and distribute Class A and Class A1 shares, respectively, and provide other services to shareholders. Because these fees are paid out of Class A and Class A1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

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Sales Charges - Class C
With Class C shares, there is no initial sales charge.

CDSC

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see "Contingent Deferred Sales Charge (CDSC) – Class A, A1 & C").

Distribution and Service (12b-1) Fees

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Automatic Conversion of Class C Shares to Class A Shares After 8-Year Holding Period

The Class C conversion feature provides that Class C shares that have been held for eight (8) years or more will automatically convert into Class A shares and will no longer be subject to Class C shares’ Rule 12b-1 fees (but will be subject to Class A share's Rule 12b-1 fee, if any) (the “Conversion Feature”). Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 8-year anniversary of the Class C shares’ purchase date. The monthly conversion date typically occurs around the middle of every month and generally falls on a Friday.

Terms of the conversion feature. Class C shares that automatically convert to Class A shares of the Fund convert on the basis of the relative net asset values of the two classes. Shareholders do not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 8-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

To the extent that you own Class C shares and Class A1 shares of the same Fund, please note that, after the 8-year holding period described above, your Class C shares will automatically convert into the Fund’s Class A shares (not the Fund’s Class A1 shares) and will be subject to Class A shares’ Rule 12b-1 fee. In some cases, you may be able to request the exchange of the Class A shares that you receive after the conversion into your existing Class A1 shares account; however, not all intermediaries can accommodate such requests. Please contact your financial intermediary for more information.

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If you previously owned Class C shares of any Franklin Templeton or Legg Mason funds that were later merged or exchanged into the Fund, the time you held such shares counts towards the 8-year period for automatic conversion to Class A shares. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account automatically convert into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level. In these circumstances, the Fund cannot automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

New accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares. Accounts or plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility

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requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton and Legg Mason funds (please see “Exchanging Shares”).

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

Reinstatement Privilege

If you sell any class of shares of Franklin Templeton and Legg Mason funds, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge. If at the time of investment your shares are registered directly with the Fund’s transfer agent: Class C or Class R shares will be reinvested in Class A shares if the account does not have an investment representative of record. Proceeds from the earlier sale of Class Z shares from another fund may also be reinvested in Class A shares. Proceeds from the earlier sale of Class A1 shares from a fund must also be reinvested in Class A shares if the account holder no longer holds investments within Class A1 shares.

This reinstatement privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton and Legg Mason funds shares that were held indirectly through a non-Franklin Templeton individual or employer sponsored IRA.

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In order to take advantage of this reinstatement privilege, you must inform your investment representative or the Fund's transfer agent of this privilege at the time of your investment.

Generally, if you paid a CDSC when you sold your Class A or Class A1 or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or Class A1 shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A or Class A1 shares, you will not receive a CDSC credit in the new Class A or Class A1 shares and your reinvestment will not be subject to any otherwise applicable CDSC.

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

• Education savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended.

• Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

• Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Other Franklin Templeton affiliated funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

• Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

• Advisory Fee Programs. A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

• Health Savings Accounts (HSAs) within plan level or omnibus accounts that are held on the books of Franklin Templeton Investor Services.

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Qualified Investors - Advisor Class

The following investors or investments qualify to buy Advisor Class shares of the Fund:

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

• Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund.

• Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.

• Current employees of the investment manager and its affiliates;

• Former employees of the investment manager and its affiliates with existing accounts;

• Current and former board members of investment companies managed by affiliates of Franklin Resources;

• Current and former board members of Franklin Resources;

• The “immediate families” of such persons. “Immediate families” are such person’s spouse (including the surviving spouse of a deceased board member), parents, grandparents, and children and grandchildren (including step-relationships). For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $25. Current employees may purchase additional shares through a systematic investment plan.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton and Legg Mason funds.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

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• An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customers.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.

• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers. Minimum initial investment $100,000, unless otherwise waived by Distributors.

• Purchases by or through a Franklin Templeton donor-advised fund.

Waivers for Exchanges between Classes of the Same Fund

Financial Intermediary Exchanges between Classes of the Same Fund. Exchanges between Classes of the same Fund as described below generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares. These exchange privileges are subject to termination and may be amended from time to time.

Advisory Programs Eligible for Advisor Class or Class Z shares. Class A and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. If a shareholder that holds Advisor Class shares of a Fund no longer participates in an Advisory Program, the Advisor Class shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless

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otherwise permitted, any CDSC owed must be paid on Class A and C shares that you wish to exchange.

Financial Intermediary Exchanges from Class C Shares to Class A Shares. Class C shares purchased through financial intermediaries may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge.

Buying Shares

Minimum Investments - Class A, A1 & C

Initial
Regular accounts, UGMA/UTMA accounts, current and former full-time employees, officers, trustees and directors of Franklin Templeton entities, and their family members	$1,000
Automatic investment plans	$25
Broker-dealer sponsored wrap account programs	no minimum

A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding its policies.

Please note that you generally may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction. The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. The shares offered by this prospectus generally may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA), and generally may not be directly or indirectly offered or distributed in any such country. If an investor becomes a Canadian, EU or EEA resident after purchasing shares of the Fund, the investor may not be able to purchase any additional shares of the Fund (other than

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reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton and Legg Mason funds.

Account Application

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services"). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, third-party checks, credit card convenience checks, pre-paid debit cards, non-bank money orders, travelers checks or checks drawn on foreign banks as forms of payment to purchase shares. The Fund will accept checks payable to the shareholder that have been issued by a U.S. state or federal government agency.

Franklin Templeton Investor Services P.O. Box 33030 St. Petersburg, FL 33733 Call toll-free: (800) 632-2301 or visit us online 24 hours a day, 7 days a week, at www.franklintempleton.com

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Buying Shares
	Opening an account	Adding to an account
Through your investment representative	Contact your investment representative	Contact your investment representative
By Phone/Online (800) 632‑2301 www.franklintempleton.com Note: certain account types are not available for online account access.

If you have another Franklin Templeton fund account with your bank account information on file, you may open a new identically registered account by phone. To make a same day investment, your phone order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. You may open certain new accounts online at www.franklintempleton.com.

Before requesting a telephone or online purchase into an existing account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and address and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

To make a same day investment, your phone or online order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

By Mail	Make your check payable to the Fund. Mail the check and your signed application to Investor Services at the address provided on the application or at the address below.

Make your check payable to the Fund. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, include a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to Investor Services at the address provided on the application or at the address below.

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By Wire (800) 632‑2301

Call to receive a wire control number and wire instructions.

Wire the funds and mail your signed application to Investor Services. Please include the wire control number or your new account number on the application.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call to receive a wire control number and wire instructions.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

By Exchange www.franklintempleton.com	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)

Investor Services

Automatic Investment Plan

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at www.franklintempleton.com or complete the appropriate section of your account application and send it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

Automated Telephone System

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services	(800) 632-2301
Advisor Services	(800) 524-4040

Distribution Options

You may reinvest distributions you receive from the Fund in an existing account in the same share class of the Fund or another Franklin Templeton or Legg Mason fund*. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

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* Class C shareholders may reinvest their distributions in Class A shares of Franklin U.S. Government Money Fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton or Legg Mason fund (excluding Western Asset Government Reserves).

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; and add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton’s electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most Franklin Templeton funds’ prospectuses, proxy statements and other documents, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. We have the right (but have no obligation) to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized to act on the account. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can choose not to

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register for online privileges. Additionally, if you don’t want telephone privileges, or want to discontinue telephone/online privileges at any time please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information to us via digital communication channels (e.g. email, chat, text messaging, fax), you are accepting the associated risks related to potential lack of security, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at www.franklintempleton.com or contact us for instructions.

Franklin Templeton VIP Services®

You may be eligible for Franklin Templeton VIP Services® if you currently have $500,000 or more invested in Franklin Templeton funds based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP Services® shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at (800) 632-2301 for additional information on this program.

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Selling Shares

You can sell your shares at any time. To make a same day redemption, the redemption request must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

Selling Shares in Writing

Generally, requests to sell $250,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we may request written instructions signed by all registered owners, with a signature guarantee for each owner, if:

• you are selling more than $250,000 worth of shares

• you want your proceeds paid to someone who is not a registered owner

• you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.

Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Redemption Proceeds

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

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Selling Shares

To sell some or all of your shares

Through your investment representative

Contact your investment representative

By Mail

Send written instructions and endorsed share certificates (if you hold share certificates) to Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone/Online
(800) 632-2301
www.franklintempleton.com

As long as your transaction is for $250,000 or less and you do not hold share certificates, you can sell your shares by phone or online. The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A check will be mailed to the name(s) and address on the account, or a pre-authorized secondary address. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

If you have changed your address within the last 15 days without a signature guarantee, requests to sell your shares and mail the check to the name(s) and address on the account must be in writing and we may require a signature guarantee. Requests to sell your shares and send the proceeds to a pre-authorized secondary address may be requested by phone or online.

By Electronic Funds Transfer (ACH)

You can call, write, or visit us online to have redemption proceeds sent to a bank account. See the policies at left for selling shares by mail, phone, or online.

Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

If the bank account was added or changed without a signature guarantee within the last 15 days, you may be required to provide written instructions signed by all Fund account owners, with a signature guarantee for each Fund account owner.

If we receive your request in proper form prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier, proceeds sent by ACH generally will be available within two to three business days.

By Exchange

Obtain a current prospectus for the fund you are considering. Prospectuses are available online at www.franklintempleton.com.

Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

Franklin Templeton Investor Services

P.O. Box 33030

St. Petersburg, FL 33733

Call toll-free: (800) 632-2301

or visit us online 24 hours a day,

7 days a week, at www.franklintempleton.com

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Exchanging Shares

Exchange Privilege

You or your financial intermediary may instruct the Fund to exchange shares of any class for shares of the same class of any other Franklin Templeton or Legg Mason fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and you are eligible to invest in such shares. In addition, you may exchange shares of the Fund for a different share class of the same Fund provided you meet the eligibility requirements of the share class into which you are exchanging. If the Franklin Templeton or Legg Mason fund into which you wish to exchange your shares does not offer the class of shares in which you are currently invested, you may exchange your shares into another share class according to the following table:

Exchange From Share Class	Exchange To Share Class (if exact share class is not offered)
Advisor Class	Class I, Class Z or Class A (without any sales charge)*
Class Z	Class I or Advisor Class
Class R6	Class IS, Advisor Class or Class Z
Class R	Class FI
Class A1	Class A

* If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

In certain comprehensive fee or advisory programs that hold Class A and/or A1 shares, the investor may exchange to Advisor Class, Class I or Class Z shares at the discretion of the financial intermediary. You may exchange shares of the Fund for a class of shares of other funds sold by the Distributor on any day that both the Fund and the fund into which you are exchanging are open for business. Please contact your financial intermediary or the Fund about funds available for exchange.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales also apply to exchanges, including minimum investment amounts (except exchanges of an entire account balance). Exchanges also generally have the same tax consequences as ordinary sales and purchases.

Exchange effects on sales charges. You can exchange shares between most Franklin Templeton and Legg Mason funds within the same class, generally without paying any additional sales charges. If you exchange shares from a money fund

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and those shares were not charged a sales charge previously, however, a sales charge may apply.

Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares.

Exchange effects on Class C conversion feature. If you exchange your Class C shares for the same class of shares of another Franklin Templeton and Legg Mason fund, the time your shares are held in the initial Fund will count towards the 8-year period for automatic conversion to Class A shares.

Rejected exchanges. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

Exchanges through financial intermediaries. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

Fund exchange privilege changes/waiver. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive at least 60 days' notice of any material changes, unless otherwise provided by law.

Other funds' exchange privileges. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton or Legg Mason funds may have different exchange restrictions. Check each fund's prospectus for details.

Exchange of shares into shares of the same Fund. The exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

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Frequent Trading Policy

The Fund's board of trustees has adopted the following policies and procedures with respect to frequent trading in Fund shares (Frequent Trading Policy).

The Fund does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares that may be detrimental to the Fund. For example, this type of trading activity could interfere with the efficient management of the Fund's portfolio or materially increase the Fund's transaction costs, administrative costs or taxes.

Through its transfer agent, the Fund performs ongoing monitoring of shareholder trading in shares of the Fund and other Franklin Templeton funds in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If shareholder trading patterns identified by the transfer agent through monitoring or from other information regarding the shareholder’s trading activity in non-Franklin Templeton funds leads the transfer agent to reasonably conclude that such trading may be detrimental to the Fund as described in this Frequent Trading Policy, the transfer agent, on behalf of the Fund, may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor’s trading patterns, the Fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, “Buying and Selling Shares - Investment by asset allocators and large shareholders” in the SAI). The transfer agent may also reject any purchase request, whether or not it represents part of any ongoing trading pattern, if the Fund's investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the Fund’s portfolio. In determining what actions should be taken, the Fund's transfer agent may consider a variety of factors, including the potential impact of such remedial actions on the Fund and its shareholders. If the Fund is a "fund of funds," the Fund's transfer agent may consider the impact of the trading activity and of any proposed remedial action on both the Fund and the affiliated underlying funds in which the Fund invests.

Frequent trading through financial intermediaries. You are an investor subject to this Frequent Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary, such as a broker-dealer, bank, trust company, insurance company product such as an annuity contract, investment advisor, or an administrator or trustee of an IRS-

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recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan.

Some financial intermediaries maintain master accounts with the Fund on behalf of their customers (“omnibus accounts”). The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund’s transfer agent identifies omnibus account level trading patterns that have the potential to be detrimental to the Fund, the transfer agent may, in its sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon its review of the information, if the transfer agent determines that the trading activity of any customer may be detrimental to the Fund, it may, in its sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. There can be no assurance that the transfer agent’s monitoring of omnibus account level trading patterns will enable it to identify all short-term trading by a financial intermediary’s customers.

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Account Policies

Calculating Share Price

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.846561, which, when rounded to two decimal points, equals 10.85. The offering price per share would be $10.85.

When you sell shares, you receive the NAV minus any applicable CDSC.

All Classes

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund’s share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close, the Fund’s share price would be determined as of the time of the close of the NYSE. If, due to weather or other special or unexpected circumstances, the NYSE has an unscheduled early close on a day that it has opened for business, the Fund reserves the right to consider that day as a regular business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE. The Fund's NAV per share for each class is readily available online at www.franklintempleton.com/performance.

The Fund has an agreement with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Fund. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary

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or its agent. If you place an order through an account at an intermediary, please consult with the intermediary to determine when your order will be executed, as some intermediaries may require that they receive orders prior to a specified cut-off time.

Requests to buy and sell shares are processed at the NAV next calculated after we or an approved financial intermediary receive your request in proper form.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market. Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

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The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation – Municipal Securities – Matrix Pricing (Fair Valuation)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

Accounts with Low Balances

If your account has been open for more than one year and its value falls below $500, we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and proceeds will be sent by Electronic Fund Transfer (ACH) to your bank information on file. If we do not have this information, proceeds will be mailed to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to: (1) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (2) Class A or A1 accounts established pursuant to a conversion from Class C or C1, and any remaining Class C or C1 accounts involved in the conversion, with a low balance due to the conversion; (3) tax-deferred retirement plan accounts; (4) active automatic investment plan accounts; (5) accounts in an Advisory Fee Program; (6) accounts held through a 529 college savings program; (7) Coverdell Education Savings Plan accounts; and (8) accounts currently maintained via robo advice driven services where account investments and reallocations are done through an automated, algorithm-driven platform.

Small account fees To offset the relatively higher impact on fund expenses of servicing smaller accounts, the Fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by your financial intermediary or by Distributors (i.e., for accounts for which Distributors is the broker of record) on the next-to-last business day of the quarter (with an annual maximum of $15.00 per account) if the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. If your financial

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intermediary or Distributors assesses a small account fee, the small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 21 months. Payment of the small account fee through a redemption of fund shares may result in tax consequences to you (see “Distributions and Taxes” for more information).

The small account fee will not be charged on, if applicable: (i) retirement plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Franklin Templeton funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; (iv) Class R, Class R6 and Advisor Class shares; and (v) for new accounts (except for new accounts opened by way of an exchange), a small account fee will not be charged during the calendar quarter in which you open your account.

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts of other funds sold by Distributors in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

The small account fee is calculated on a fund-by-fund basis. If you have one or more accounts in different funds, the account(s) in different funds will not be aggregated for the purpose of calculating the small account fee.

A financial intermediary may impose different minimum account balances on your account than those described above. The Fund is not responsible for any minimum account balances imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific minimum account balances. Please consult with your financial intermediary if you have any questions regarding their policies.

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs. In unusual circumstances or under stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC.

To the extent consistent with applicable laws and regulations, the Fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. The Fund generally expects to use in-kind redemptions in stressed market conditions or under other circumstances where the investment

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manager considers an in-kind redemption to be beneficial to the Fund, such as redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of the large redemption on the Fund and its remaining shareholders. The Fund does not expect to use in-kind redemptions for retail investors who hold shares of the Fund through a financial intermediary. In-kind redemptions typically will be effected through a pro rata distribution of all publicly traded portfolio securities or securities for which quoted bid prices are available, subject to certain exceptions. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the Fund’s net asset value. In some cases, in-kind redemptions may be made other than through a pro rata distribution in accordance with procedures approved by the Fund’s Board of Trustees.

Once distributed in-kind to a shareholder, securities may increase or decrease in value before the shareholder is able to convert them into cash. Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming shareholder.

If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund. You should expect to incur transaction costs upon the disposition of the securities received in the distribution. In addition, you will bear the market risk of the securities you hold until the securities are sold.

Redemptions by Large Shareholders

At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs and/or increase in the Fund's expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Statements, Reports and Prospectuses

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made

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through automatic investment or withdrawal programs, which will be reported on your quarterly statement). Upon receipt, review all account statements and written notifications after each transaction affecting your account and notify us immediately if there is a discrepancy.

You also will receive, or receive notice of the availability of, the Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

You may elect to receive your statements, prospectuses and other documents through electronic delivery (please see "Investor Services - Telephone/Online Privileges").

Investment Representative Account Access

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

Street or Nominee Accounts

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Joint Account Risk with Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other

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registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

• Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner’s signature to redeem shares;

• Redeem Fund shares and direct the redemption proceeds to a pre-established bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise; and

• Purchase Fund shares by debiting a pre-established bank account that may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

• The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

• Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared). In certain circumstances, however, the Fund may not have the ability to delay a redemption request or may not have the time to determine whether a particular redemption would have an adverse effect on the Fund before the redemption request is paid.

• Purchase, redemption and exchange requests mailed to Franklin Templeton’s address in San Mateo, California, rather than to the address set forth in the “Buying Shares” and “Selling Shares” sections above, will be date- and time-stamped when received in San Mateo. If these requests are in proper form, such orders will be priced at the next NAV calculated after the date and time indicated by the stamp on the request.

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• The Fund may modify, suspend, or terminate telephone/online privileges at any time.

• The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

• The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

• In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

• For redemptions over a certain amount, the Fund may, but is not required to, pay redemption proceeds in securities or other assets rather than cash (also known as a redemption in-kind) if the investment manager determines it is in the best interest of the Fund, consistent with applicable law. The investment manager will, in its sole discretion, determine whether a redemption in-kind will be considered for a particular redemption request or type of redemption request. In certain circumstances, however, the investment manager may not have the ability to determine whether a particular redemption could be paid in-kind before the redemption request is paid. If a redemption request is redeemed in-kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

• You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

• To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

• For non-retirement accounts, if you are receiving a dividend, capital gains or a systematic withdrawal plan payment in cash, and at least three consecutive checks remain uncashed for at least six months, the Fund reserves the right to change your distribution option to reinvest future distributions or discontinue your systematic withdrawal plan.

• The Fund may be required to close your account after a period of inactivity, as determined by applicable U.S. state or territory abandoned or unclaimed property laws and regulations, and transfer your shares to the appropriate U.S. state or territory. If your shares are transferred to an applicable U.S. state or territory from an IRA account, that could be treated as a taxable distribution from your IRA to you. For more information on unclaimed property and how to maintain an active account, please contact your Service Agent or the fund’s transfer agent.

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Dealer Compensation

Class A, A1 & C

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Distributors from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder servicing and transfer agent" of the "Management and Other Services" section in the SAI. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

No dealer commission will be paid on Class A NAV purchases by Employer Sponsored Retirement Plans.

If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's investment manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Frequent Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

All Funds (Except Federal Intermediate-Term and Federal Limited-Term)

	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Under $100,000	3.50	3.50	--
$100,000 but under $250,000	3.00	3.00	--
$250,000 or more	Up to 1.00	Up to 1.00	--
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]
Federal Intermediate-Term Fund

	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Under $100,000	2.00	2.00	--
$100,000 but under $250,000	1.25	1.25	--
$250,000 or more	Up to 1.00	Up to 1.00	--
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

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Federal Limited-Term Fund

	Class A	Class A1
Commission (%)	--	--
Under $100,000	2.00	2.00
$100,000 but under $250,000	1.25	1.25
$250,000 or more	Up to 1.00	Up to 1.00
12b-1 fee to dealer	0.25[2]	0.15[2]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately 8 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds. In the case of any one

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intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provide for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, also may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph. You should contact your financial intermediary to determine the amount of any compensation it may receive from Distributors or its affiliates.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary's sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton, is not considered a factor in the selection of financial intermediaries to

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execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

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Questions

If you have any questions about the Fund or your account, you can write to us at P.O. Box 33030, St. Petersburg, FL 33733. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

Department Name	Telephone Number

Shareholder Services	(800) 632-2301
Fund Information	(800) DIAL BEN
(800) 342-5236
Retirement Services	(800) 527-2020
Advisor Services	(800) 524-4040
Hearing Impaired Assistance	For hearing impaired assistance, please contact us via a Relay Service.
Automated Telephone System	(800) 632-2301 (800) 524-4040 (800) 527-2020

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For More Information

You can learn more about the Fund in the following documents:

Annual/Semiannual Report to Shareholders and Form N-CSR Filed with the SEC

Contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report, financial statements or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report, financial statements and the SAI online through www.franklintempleton.com.

Appendix A to the Prospectus -- Intermediary Sales Charge Discounts and Waivers
Contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is a separate document and is incorporated herein by reference (is legally a part of this prospectus).

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

	One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN®/342-5236 www.franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.

Investment Company Act file #811-04149 © 2026 Franklin Templeton. All rights reserved.

APPENDIX A
INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures than the Fund regarding the availability of front-end sales load (charge) waivers or CDSC waivers; exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, all of which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section entitled "Fund Details – Your Account – Choosing a Share Class – Class A, & C" for more information on sales charges and waivers available for different classes.

The information in this Appendix is part of, and incorporated into, the Fund’s prospectus.

AMERIPRISE FINANCIAL

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

• Transaction size breakpoints, as described in this Prospectus or the SAI.

• Rights of accumulation (ROA), as described in this Prospectus or the SAI.

• Letter of intent, as described in this Prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

• Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

• Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

• Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

• Redemptions due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in this Prospectus or the SAI

• Redemptions made in connection with a return of excess contributions from an IRA account

• Shares purchased through a Right of Reinstatement (as defined above)

• Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. DAVIDSON & CO.

Effective June 1, 2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson &. Co. ("D.A. Davidson") platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

• Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

EDWARD D. JONES & CO., L.P. ("EDWARD JONES")

Policies Regarding Transactions Through Edward Jones

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Franklin Templeton funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Franklin Templeton fund family and Franklin Templeton 529 funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

• If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):

o The redemption and repurchase occur in the same account.

o The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

• Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

• Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder.

• Systematic withdrawals with up to 10% per year of the account value.

• Return of excess contributions from an Individual Retirement Account (IRA).

• Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

• Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

• Shares exchanged in an Edward Jones fee-based program.

• Shares acquired through NAV reinstatement.

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

• Shares acquired through a right of reinstatement.

• Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.

• Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

• Shares acquired through a right of reinstatement.

• Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in the fund’s Prospectus.

• Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

J.P. MORGAN SECURITIES LLC

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

• Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

• Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

• Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

• Shares purchased through rights of reinstatement.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

• A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

• Breakpoints as described in the prospectus.

• Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

• Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

MERRILL LYNCH

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers Available at Merrill

• Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Shares purchased through a Merrill investment advisory program

• Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• Shares purchased through the Merrill Edge Self-Directed platform

• Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• Shares purchased by eligible persons associated with the fund as defined in this Prospectus (e.g., the fund’s officers or trustees)

• Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

• Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

• Shares sold due to return of excess contributions from an IRA account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulations

• Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

• Rights of Accumulation (“ROA”), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement

• Letters of Intent (“LOI”), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement. On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement

MORGAN STANLEY

Effective July 1, 2018 shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

• In addition, effective November 12, 2021 for the purpose of calculating rights of accumulation and letters of intent with respect to purchases made in a Morgan Stanley Wealth Management brokerage account, the following definition for “cumulative quantity discount eligible shares” applies. This definition may be more limited than the one contained in this Fund’s Prospectus or SAI. It is the shareholder’s responsibility to inform Morgan Stanley at the time of purchase of any relationship, holdings, or other facts qualifying the purchaser for a discount. Morgan Stanley can ask for documentation of such circumstance. Shareholders should contact Morgan Stanley if they have questions. Cumulative quantity discount eligible shares include:

• Any class of shares of any Franklin Templeton or Legg Mason fund that is registered in the U.S.; and

• Units of a Section 529 Plan where Franklin Templeton or Legg Mason is the program manager.

• For purposes of this section, Franklin Templeton and Legg Mason funds also include Brandywine GLOBAL funds, ClearBridge Investments funds, Martin Currie funds, Western Asset funds and certain other funds managed by affiliated investment advisers. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

OPPENHEIMER & CO., INC.

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

• Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

• Shares purchased by or through a 529 Plan

• Shares purchased through a OPCO affiliated investment advisory program

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

• Employees and registered representatives of OPCO or its affiliates and their family members

• Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

• Death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

• Return of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

• Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

• Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoints as described in this prospectus.

• Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS INVESTMENTS INC. (“PFSI”)

Policies Regarding Transactions Through PFSI

Effective August 1, 2024, the following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.

Share Classes

• Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.

• Class A1 and Class C shares: only in accounts that already hold such shares.

Breakpoints

• Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A or Class A1 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Franklin Templeton funds held by the shareholder on the PSS platform.

• It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Franklin Templeton fund purchased with a sales charge. No shares of Franklin Templeton funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Franklin Templeton fund purchased on the PSS platform.

• Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

• ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent (“LOI”)

• By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

• Only holdings of Franklin Templeton funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Franklin Templeton funds on the PSS platform, or other facts qualifying the purchaser for this discount.

• Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

• If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.

• Shares exchanged into Class A or Class A1 shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

• Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

RAYMOND JAMES®

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

• Shares purchased in an investment advisory program.

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

ROBERT W. BAIRD & CO. (“BAIRD”)

Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A-shares Available at Baird

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

• Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

• Shares purchased within 90 days following a redemption from a Franklin Templeton fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in the fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

• Shares bought due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

• Breakpoints as described in this Prospectus

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of Franklin Templeton fund assets held by accounts within the purchaser’s household at Baird. Eligible Franklin Templeton fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Franklin Templeton funds through Baird, over a 13-month period of time

STIFEL, NICOLAUS & COMPANY, INCORPORATED AND ITS BROKER DEALER AFFILIATES (“STIFEL”)

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the fund’s SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of Accumulation

• Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in Franklin Templeton funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end Sales Charge Waivers on Class A Shares Available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

• Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) shares of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

• Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

• Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

• Shares from rollovers into Stifel from retirement plans to IRAs.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

• Purchases of Class 529-A shares through a rollover from another 529 plan.

• Purchases of Class 529-A shares made for reinvestment of refunded amounts.

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

• Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

• Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

• Shares acquired through a right of reinstatement.

• Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

• Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

• Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

WELLS FARGO CLEARING SERVICES, LLC AND WELLS FARGO ADVISORS FINANCIAL NETWORK, LLC (COLLECTIVELY, “WELLS FARGO ADVISORS”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

• Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisors’ employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

• Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

• Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gifts of shares will not be considered when determining breakpoint discounts.

FRANKLIN TAX-FREE TRUST

Prospectus	July 1, 2026

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Alabama Tax-Free Income Fund	FALQX	FRALX	FALEX	FALRX	FALZX
Franklin Georgia Tax-Free Income Fund	FGAQX	FTGAX	FGAIX	FGFQX	FGFZX
Franklin Louisiana Tax-Free Income Fund	FQLAX	FKLAX	FLAIX	FLAQX	FLTZX
Franklin Maryland Tax-Free Income Fund	FQMDX	FMDTX	FMDIX	FMDQX	FMDZX
Franklin Missouri Tax-Free Income Fund	FMQOX	FRMOX	FMOIX	FMOQX	FRMZX
Franklin North Carolina Tax-Free Income Fund	FQNCX	FXNCX	FNCIX	FNCQX	FNCZX
Franklin Virginia Tax-Free Income Fund	FVAQX	FRVAX	FVAIX	FRVRX	FRVZX

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TF2 P 07/26

Contents

Fund Summary

Information about the Fund you should know before investing

Franklin Alabama Tax-Free Income Fund	2
Franklin Georgia Tax-Free Income Fund	12
Franklin Louisiana Tax-Free Income Fund	22
Franklin Maryland Tax-Free Income Fund	32
Franklin Missouri Tax-Free Income Fund	42
Franklin North Carolina Tax-Free Income Fund	51
Franklin Virginia Tax-Free Income Fund	60

Fund Details

More information on investment policies, practices and risks/financial highlights

Investment Goal	69
Principal Investment Policies and Practices	69
Principal Risks	71
Management	78
Distributions and Taxes	80
Financial Highlights	84

Your Account

Information about sales charges, qualified investors, account transactions and services

Choosing a Share Class	120
Buying Shares	133
Investor Services	136
Selling Shares	139
Exchanging Shares	141
Account Policies	145
Questions	156

For More Information

Where to learn more about the Fund

Back Cover

FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Alabama Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Alabama.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.15%	0.15%	0.14%	0.14%	0.15%
Total annual Fund operating expenses	0.97%	0.82%	1.36%	0.71%	0.72%
Fee waiver and/or expense reimbursement[1]	-0.07%	-0.07%	-0.06%	-0.09%	-0.07%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.75%	1.30%	0.62%	0.65%

1. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$665	$884	$1,514
Class A1	$449	$621	$807	$1,345
Class C	$232	$425	$739	$1,524
Class R6	$63	$218	$386	$874
Advisor Class	$66	$223	$393	$888
If you do not sell your shares:
Class C	$132	$425	$739	$1,524

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Alabama.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Alabama: The Fund invests predominantly in Alabama municipal securities. Therefore, events in Alabama are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Alabama. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it

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FUND SUMMARY

receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	8.92%
Worst Quarter:	2022, Q1	-6.32%

As of March 31, 2026, the Fund’s year-to-date return was -0.35%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Alabama Tax-Free Income Fund - Class A
Return before taxes	-0.87%	-0.60%	1.30%	—
Return after taxes on distributions	-0.89%	-0.61%	1.30%	—
Return after taxes on distributions and sale of Fund shares	0.59%	0.07%	1.61%	—
Franklin Alabama Tax-Free Income Fund - Class A1	-0.76%	-0.44%	1.41%	—
Franklin Alabama Tax-Free Income Fund - Class C	1.54%	-0.26%	1.21%	—
Franklin Alabama Tax-Free Income Fund - Class R6	3.29%	0.47%	—	1.79%	[1]
Franklin Alabama Tax-Free Income Fund - Advisor Class	3.26%	0.42%	1.89%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1,

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2013.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARY

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Alabama. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Georgia Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Georgia.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.13%	0.13%	0.12%	0.08%	0.13%
Total annual Fund operating expenses	0.92%	0.77%	1.31%	0.62%	0.67%
Fee waiver and/or expense reimbursement[1]	-0.02%	-0.02%	-0.01%	None	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.75%	1.30%	0.62%	0.65%

1. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$655	$863	$1,462
Class A1	$449	$610	$785	$1,291
Class C	$232	$413	$716	$1,470
Class R6	$63	$198	$345	$774
Advisor Class	$66	$212	$371	$832
If you do not sell your shares:
Class C	$132	$413	$716	$1,470

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.73% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Georgia.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Georgia: The Fund invests predominantly in Georgia municipal securities. Therefore, events in Georgia are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Georgia. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	8.92%
Worst Quarter:	2022, Q1	-6.42%

As of March 31, 2026, the Fund’s year-to-date return was -0.31%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Georgia Tax-Free Income Fund - Class A
Return before taxes	-0.93%	-0.71%	1.08%	—
Return after taxes on distributions	-0.94%	-0.72%	1.07%	—
Return after taxes on distributions and sale of Fund shares	0.61%	0.03%	1.46%	—
Franklin Georgia Tax-Free Income Fund - Class A1	-0.74%	-0.56%	1.18%	—
Franklin Georgia Tax-Free Income Fund - Class C	1.47%	-0.41%	0.99%	—
Franklin Georgia Tax-Free Income Fund - Class R6	3.22%	0.34%	—	1.66%	[1]
Franklin Georgia Tax-Free Income Fund - Advisor Class	3.09%	0.30%	1.67%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1,

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARY

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Georgia. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Louisiana Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Louisiana.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.15%	0.15%	0.14%	0.11%	0.15%
Total annual Fund operating expenses	0.95%	0.80%	1.34%	0.66%	0.70%
Fee waiver and/or expense reimbursement[1]	-0.05%	-0.05%	-0.04%	-0.04%	-0.05%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.75%	1.30%	0.62%	0.65%

1. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$661	$875	$1,491
Class A1	$449	$616	$798	$1,324
Class C	$232	$421	$731	$1,503
Class R6	$63	$206	$363	$818
Advisor Class	$66	$219	$385	$865
If you do not sell your shares:
Class C	$132	$421	$731	$1,503

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.78% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Louisiana.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Louisiana: The Fund invests predominantly in Louisiana municipal securities. Therefore, events in Louisiana are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Louisiana. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	8.31%
Worst Quarter:	2022, Q1	-6.62%

As of March 31, 2026, the Fund’s year-to-date return was -0.24%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Louisiana Tax-Free Income Fund - Class A
Return before taxes	-1.48%	-0.63%	1.24%	—
Return after taxes on distributions	-1.50%	-0.64%	1.23%	—
Return after taxes on distributions and sale of Fund shares	0.29%	0.08%	1.58%	—
Franklin Louisiana Tax-Free Income Fund - Class A1	-1.46%	-0.48%	1.33%	—
Franklin Louisiana Tax-Free Income Fund - Class C	0.81%	-0.31%	1.14%	—
Franklin Louisiana Tax-Free Income Fund - Class R6	2.54%	0.41%	—	1.79%	[1]
Franklin Louisiana Tax-Free Income Fund - Advisor Class	2.61%	0.38%	1.83%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1,

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2010.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARY

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Louisiana. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Maryland Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Maryland.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.14%	0.14%	0.13%	0.07%	0.14%
Total annual Fund operating expenses	0.92%	0.77%	1.31%	0.60%	0.67%
Fee waiver and/or expense reimbursement[1]	-0.02%	-0.02%	-0.01%	None	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.75%	1.30%	0.60%	0.65%

1. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$655	$863	$1,462
Class A1	$449	$610	$785	$1,291
Class C	$232	$413	$716	$1,470
Class R6	$61	$192	$335	$750
Advisor Class	$66	$212	$371	$832
If you do not sell your shares:
Class C	$132	$413	$716	$1,470

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Maryland.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Maryland: The Fund invests predominantly in Maryland municipal securities. Therefore, events in Maryland are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Maryland. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.71%
Worst Quarter:	2022, Q1	-6.25%

As of March 31, 2026, the Fund’s year-to-date return was -0.09%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Maryland Tax-Free Income Fund - Class A
Return before taxes	-1.43%	-0.59%	1.16%	—
Return after taxes on distributions	-1.44%	-0.60%	1.15%	—
Return after taxes on distributions and sale of Fund shares	0.43%	0.17%	1.55%	—
Franklin Maryland Tax-Free Income Fund - Class A1	-1.24%	-0.45%	1.27%	—
Franklin Maryland Tax-Free Income Fund - Class C	0.95%	-0.28%	1.07%	—
Franklin Maryland Tax-Free Income Fund - Class R6	2.71%	0.47%	—	1.72%	[1]
Franklin Maryland Tax-Free Income Fund - Advisor Class	2.66%	0.42%	1.75%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1,

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2010.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARY

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Maryland. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Missouri Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Missouri.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.10%	0.10%	0.09%	0.06%	0.10%
Total annual Fund operating expenses	0.84%	0.69%	1.23%	0.55%	0.59%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$458	$634	$824	$1,373
Class A1	$443	$588	$745	$1,201
Class C	$225	$390	$675	$1,379
Class R6	$56	$176	$307	$689
Advisor Class	$60	$189	$330	$739
If you do not sell your shares:
Class C	$125	$390	$675	$1,379

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.36% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Missouri.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Missouri: The Fund invests predominantly in Missouri municipal securities. Therefore, events in Missouri are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Missouri. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.93%
Worst Quarter:	2022, Q1	-6.32%

As of March 31, 2026, the Fund’s year-to-date return was 0.09%.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Missouri Tax-Free Income Fund - Class A
Return before taxes	-0.66%	-0.64%	1.24%	—
Return after taxes on distributions	-0.66%	-0.65%	1.23%	—
Return after taxes on distributions and sale of Fund shares	0.96%	0.16%	1.62%	—
Franklin Missouri Tax-Free Income Fund - Class A1	-0.54%	-0.50%	1.34%	—
Franklin Missouri Tax-Free Income Fund - Class C	1.77%	-0.32%	1.15%	—
Franklin Missouri Tax-Free Income Fund - Class R6	3.50%	0.40%	—	1.79%	[1]
Franklin Missouri Tax-Free Income Fund - Advisor Class	3.47%	0.37%	1.83%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Missouri. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

Franklin North Carolina Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of North Carolina.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.12%	0.12%	0.11%	0.07%	0.12%
Total annual Fund operating expenses	0.86%	0.71%	1.25%	0.56%	0.61%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$639	$833	$1,395
Class A1	$445	$594	$756	$1,226
Class C	$227	$396	$686	$1,404
Class R6	$57	$179	$312	$701
Advisor Class	$62	$195	$340	$762
If you do not sell your shares:
Class C	$127	$396	$686	$1,404

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.41% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of North Carolina.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

North Carolina: The Fund invests predominantly in North Carolina municipal securities. Therefore, events in North Carolina are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of North Carolina. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.73%
Worst Quarter:	2022, Q1	-6.64%

As of March 31, 2026, the Fund’s year-to-date return was -0.13%.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin North Carolina Tax-Free Income Fund - Class A
Return before taxes	-0.59%	-0.70%	1.04%	—
Return after taxes on distributions	-0.61%	-0.71%	1.04%	—
Return after taxes on distributions and sale of Fund shares	0.75%	-0.01%	1.39%	—
Franklin North Carolina Tax-Free Income Fund - Class A1	-0.37%	-0.53%	1.16%	—
Franklin North Carolina Tax-Free Income Fund - Class C	1.81%	-0.38%	0.95%	—
Franklin North Carolina Tax-Free Income Fund - Class R6	3.69%	0.37%	—	1.65%	[1]
Franklin North Carolina Tax-Free Income Fund - Advisor Class	3.54%	0.31%	1.64%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of North Carolina. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Virginia Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Virginia.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.13%	0.13%	0.12%	0.06%	0.13%
Total annual Fund operating expenses	0.89%	0.74%	1.28%	0.57%	0.64%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$462	$648	$850	$1,431
Class A1	$448	$603	$771	$1,259
Class C	$230	$405	$701	$1,437
Class R6	$58	$183	$318	$713
Advisor Class	$65	$204	$356	$797
If you do not sell your shares:
Class C	$130	$405	$701	$1,437

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.57% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Virginia.

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Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Virginia: The Fund invests predominantly in Virginia municipal securities. Therefore, events in Virginia are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Virginia. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.89%
Worst Quarter:	2022, Q1	-6.72%

As of March 31, 2026, the Fund’s year-to-date return was -0.09%.

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Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Virginia Tax-Free Income Fund - Class A
Return before taxes	-1.79%	-1.07%	0.83%	—
Return after taxes on distributions	-1.80%	-1.09%	0.82%	—
Return after taxes on distributions and sale of Fund shares	0.07%	-0.29%	1.24%	—
Franklin Virginia Tax-Free Income Fund - Class A1	-1.66%	-0.94%	0.93%	—
Franklin Virginia Tax-Free Income Fund - Class C	0.59%	-0.77%	0.75%	—
Franklin Virginia Tax-Free Income Fund - Class R6	2.35%	-0.01%	—	1.30%	[1]
Franklin Virginia Tax-Free Income Fund - Advisor Class	2.29%	-0.08%	1.43%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2010.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Virginia. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Fund Details

Investment Goal

Each Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. Each Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of that Fund’s state.

Principal Investment Policies and Practices

Under normal market conditions, each Fund (hereafter the “Fund”) invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be invested in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay taxable interest.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, such as Puerto Rico, Guam and the U.S. Virgin Islands, to borrow money for various public and private projects. Municipal securities generally pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.

The Fund only buys municipal securities rated in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities). This limitation generally is applied at the time of purchase and a downgrade of a particular security below one of the top four ratings categories will not automatically cause the Fund to sell the security. The investment manager will, however, take such downgrade into account when analyzing the portfolio.

The Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When the Fund believes that it could be beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. The investment manager may also

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consider the cost of insurance when selecting securities for the Fund. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund's share price or distributions, and shares of the Fund are not insured.

The Fund also may invest in municipal lease obligations. Municipal lease obligations generally are issued to support a government’s infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The Fund may invest in variable and floating rate securities, primarily variable rate demand notes, the interest rates of which change either at specific intervals or whenever a benchmark rate changes. While this feature helps protect against a decline in the security’s market price when interest rates rise, it lowers the Fund’s income when interest rates fall. The Fund may also invest in zero coupon and deferred interest securities.

A portfolio investment is reviewed for inclusion in the Fund’s 80% basket at the time of investment and generally on a quarterly basis thereafter. If, subsequent to an investment, the Fund identifies that the requirements of the Fund’s 80% investment policy are no longer met, the Fund will make future investments in a manner that will bring the Fund into compliance as soon as reasonably practicable, and no later than 90 days after the Fund's identification of non-compliance with the Fund’s 80% investment policy. The Fund may depart from its 80% investment policy in other-than-normal circumstances for up to 90 days.

Unless stated otherwise, the Fund’s compliance with its other investment limitations and requirements described in this Prospectus is determined at the time of investment. If the applicable investment limitation or requirement is complied with at the time of an investment, any change in asset values, sale of securities, or change in security characteristics will not constitute a violation of that limitation or requirement.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically invests with a long-term time horizon. This means it generally holds

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securities in the Fund's portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Temporary Investments

When the investment manager believes market or economic conditions are unusual or unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as variable rate demand notes. Temporary defensive investments generally may include securities that pay taxable interest. The investment manager may also invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Interest Rate: Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly sell fixed income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a debt security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes.

Credit: The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or an issuer's or security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to

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present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

The Fund’s portfolio securities may be supported by credit enhancements provided by an insurance company, bank, or other foreign or domestic entity. For example, some municipal securities are insured by a policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts containing high quality securities, including securities backed by the full faith and credit of the U.S. government, to secure the payment of principal and interest. Securities supported by credit enhancements have the credit risk of the entity providing the credit support. To the extent the Fund holds these securities, a change in the credit rating of the entity providing credit support may affect the value of the securities it supports, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an entity providing credit support to meet its obligations.

Liquidity: Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely held.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal

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income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: While the Fund endeavors to purchase bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates, inflation or exchange rates, or adverse investor sentiment generally. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

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The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known.

State and U.S. Territories: Because each Fund invests predominantly in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, man-made or natural disasters, tax base erosion, unfunded pension and healthcare liabilities, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, an investment in each state Fund involves more risk than an investment in a fund that does not focus on municipal securities of a single state. As with state municipal securities, events in any of the U.S. territories (e.g. Puerto Rico, Guam, Mariana Islands and the U.S. Virgin Islands) where the Fund is invested may affect the Fund’s investments and its performance.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of May 1, 2026, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or

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when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Prepayment: Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund's income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate investments, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Rating agencies have lowered their ratings and withdrawn ratings on some municipal bond insurers. In such cases the insurance may be providing little or no enhancement of credit or resale value to the municipal security and the security rating will reflect the higher of the insurer rating or the rating of the underlying security.

Additional downgrades and withdrawal of ratings from municipal bond insurers would further limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities and potentially increasing the amount of unrated securities held by the Fund.

Market conditions have weakened the municipal bond insurance industry leading state regulators from time to time to require municipal bond insurers to suspend claims payments on outstanding insurance. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a consolidation among municipal bond insurers which have led to a decrease in the supply of insured municipal securities and a concentration of the insurance company credit risk on the securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers

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could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is actively managed and could experience losses (realized and unrealized) if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. The Fund could also experience losses if there are imperfections, errors or limitations in the models, tools, and data used by the investment manager or if the investment manager’s techniques or investment decisions do not produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their

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service providers are subject to the risk of cyber incidents occurring from time to time.

Municipal Lease Obligations: Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

Debt Securities Ratings: The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or that are no longer accurate.

Illiquid Securities: Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them. Securities that are illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Illiquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Zero Coupon and Deferred Interest Securities: These bonds tend to react more sharply to changes in interest rates than traditional bonds. The original discount on zero coupon or delayed interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates. Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

More detailed information about the Fund and its policies and risks and about municipal securities held by the Fund can be found in the Fund's Statement of Additional Information (SAI).

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A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at www.franklintempleton.com.

Management

Franklin Advisers, Inc. (Advisers or investment manager), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund’s investment manager. Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage, as of May 31, 2026, approximately $1.78 trillion in assets, and have been in the investment management business since 1947.

The Fund is managed by a team of dedicated professionals focused on investments in tax-free securities. The portfolio managers have responsibility for the day-to-day management of particular Funds and operate as a team to develop ideas and implement investment strategy for all the Funds. The portfolio managers of the Fund are as follows:

John Bonelli Vice President of Advisers
Mr. Bonelli has been a portfolio manager of the Alabama Fund since 2013 and the Georgia, Louisiana, Maryland, Missouri, North Carolina and Virginia Funds since 2020. He joined Franklin Templeton in 2010.

Michael Conn Vice President of Advisers
Mr. Conn has been a portfolio manager of the Louisiana, Maryland and Virginia Funds since 2010 and the Alabama, Georgia, Missouri and North Carolina Funds since 2020. He joined Franklin Templeton in 2001.

Garrett L. Hamilton Portfolio Manager of Advisers
Mr. Hamilton has been a portfolio manager of the Alabama, Georgia, Louisiana, Maryland, Missouri, North Carolina and Virginia Funds since June 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Hamilton was a portfolio manager for Putnam Investment Management, LLC, which he joined in 2016.

Christopher Sperry, CFA Vice President of Advisers
Mr. Sperry has been a portfolio manager of the Alabama, Georgia, Louisiana, Maryland, Missouri, North Carolina and Virginia Funds since 2020. He joined Franklin Templeton in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Funds are jointly and primarily responsible for the day-to-day management of the Funds' portfolio. Each portfolio manager has equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio

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manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Each Fund pays Advisers a fee for managing the Fund’s assets.

Advisers has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for each Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of each Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation.

For the fiscal year ended February 28, 2026, the Fund paid Advisers an effective management fee equal to the following percentages of the Fund’s average net assets for investment management services.

Fund	Effective management fee
Alabama Fund	0.50%
Georgia Fund	0.52%
Louisiana Fund	0.50%
Maryland Fund	0.51%
Missouri Fund	0.49%
North Carolina Fund	0.49%
Virginia Fund	0.51%

A discussion regarding the basis for the board of trustees’ approval of each Fund’s investment management agreement is available in each Fund’s report on Form N-CSR for the period ended August 31, 2025.

Manager of Managers Structure (except for the Maryland Fund)

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and

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unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency and alleviates the need for the Fund to incur the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund's board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund's board of trustees: set the Fund's overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund's assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund's investment goal, policies and restrictions. Subject to review by the Fund's board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund's assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Distributions and Taxes

The information is provided with respect to each Fund (hereafter the “Fund").

Income and Capital Gain Distributions

As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to declare income dividends from its net investment income each day that its net asset value (NAV) is calculated and pay them monthly. Your account begins to receive dividends on the day the Fund receives your investment, provided the investment is received by the Fund on any business day in good order prior to 1 p.m. Pacific time or the regularly scheduled close of the NYSE, whichever is earlier. Investments received after that time or paid by check will normally begin to earn dividends on the following business day. Dividends will be received by your account through the business day prior to the day on which your proceeds are sent to you. If your shares are purchased through a financial intermediary, you should check with your financial intermediary to determine when your purchase order will be effective. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income

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dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

Annual statements. After the close of each calendar year, you will receive tax information from the Fund with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year. If the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax information, the Fund will send you revised tax information. Distributions declared in October, November or December to shareholders of record in such month and paid in January are treated as if they were paid in December. Additional tax information about the Fund’s distributions is available at www.franklintempleton.com.

Avoid "buying a dividend." At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed taxable income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares a distribution of taxable income or capital gains is sometimes known as “buying a dividend.”

Tax Considerations

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. Distributions from interest earned on the municipal securities of a particular state are also generally exempt from state income tax for individual residents of that state but will generally be taxable to non-residents. The Fund may also make distributions that are taxable to you as ordinary income or capital gains. This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest dividends. Most Fund distributions will consist of exempt-interest dividends that are exempt from regular federal income tax. A portion of these distributions from private activity bond interest may be subject to the federal alternative minimum tax (AMT). Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Exempt-interest dividends from interest earned on the municipal securities of a particular state are also generally exempt from that state's personal income tax. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans or other tax-exempt investors.

Capital gains. Fund distributions of capital gains are generally subject to federal and state income tax. Fund distributions of short-term capital gains are subject to

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tax at ordinary rates. For federal income tax purposes, Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $49,450 in 2026 ($98,900 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $545,500 or $613,700, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $545,500 and married individuals filing jointly with taxable income in excess of $613,700. An additional 3.8% Medicare tax may also be imposed as discussed below.

Taxable income dividends. The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions from this income, if any, are generally subject to federal and state income tax at ordinary rates. The Fund expects that none of its distributions will be qualified dividends subject to reduced rates of tax to individuals. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

Reclassification risk. The IRS has announced that holders of tax-exempt securities (i.e., a security issued as paying tax-exempt interest income) such as the Fund have certain risks if the securities were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the security offering. While the Fund endeavors to purchase bona fide tax-exempt securities there are risks that: (a) a tax-exempt security may be reclassified by the IRS, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax. These events may create taxable income for the Fund and its shareholders and the Fund may be required to send to you and file with the IRS and state tax authorities information returns for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Sales of Fund shares. When you sell your shares in the Fund, or exchange them for shares of a different Franklin Templeton or Legg Mason fund, you will generally recognize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your Fund shares for more than one year, any net long-term

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capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. An exchange of your shares in one class of the Fund for shares of another class of the same Fund is not taxable and no gain or loss will be reported on the transaction.

Cost basis reporting. If you acquire shares in the Fund on or after January 1, 2012, generally referred to as “covered shares," and sell or exchange them after that date, the Fund is generally required to report cost basis information to you and the IRS annually. The Fund will compute the cost basis of your covered shares using the average cost method, the Fund’s “default method,” unless you contact the Fund to select a different method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal and state income tax returns. Additional information about cost basis reporting is available at www.franklintempleton.com/costbasis.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding. A shareholder may be subject to backup withholding on any distributions of income (including exempt-interest dividends) capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions

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from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the Fund, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. The Fund may be required to report certain shareholder account information to the IRS, non-U.S. taxing authorities or other parties to comply with FATCA.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are available on the Fund's website and are included in the Form N-CSR filed with the SEC covering the period ended February 28, 2026, which is available upon request.

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Franklin Alabama Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.21	$10.20		$9.92		$10.97	$11.18
Income from investment operations[b]:
Net investment income[c]	0.29	0.27		0.25		0.24	0.22
Net realized and unrealized gains (losses)	0.10	0.01		0.28		(1.06)	(0.21)
Total from investment operations	0.39	0.28		0.53		(0.82)	0.01
Less distributions from:
Net investment income	(0.29)	(0.27)		(0.25)		(0.23)	(0.22)
Net asset value, end of year	$10.31	$10.21		$10.20		$9.92	$10.97
Total return[d]	3.83%	2.84%		5.43%		(7.45)%	0.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.97%	0.95%		0.93%		0.93%	0.91%
Expenses net of waiver and payments by affiliates	0.90%	0.89%	[e]	0.90%	[e]	0.90% [e]	0.91% [e]
Net investment income	2.93%	2.60%		2.50%		2.34%	1.91%
Supplemental data
Net assets, end of year (000’s)	$42,795	$47,227		$48,532		$42,244	$46,633
Portfolio turnover rate	15.17%	14.27%		7.51%		19.06%	20.50%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

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Franklin Alabama Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.20	$10.19		$9.91		$10.95	$11.16
Income from investment operations[b]:
Net investment income[c]	0.31	0.28		0.26		0.25	0.23
Net realized and unrealized gains (losses)	0.09	0.01		0.28		(1.04)	(0.20)
Total from investment operations	0.40	0.29		0.54		(0.79)	0.03
Less distributions from:
Net investment income	(0.30)	(0.28)		(0.26)		(0.25)	(0.24)
Net asset value, end of year	$10.30	$10.20		$10.19		$9.91	$10.95
Total return[d]	4.09%	2.90%		5.59%		(7.24)%	0.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.82%	0.80%		0.78%		0.78%	0.76%
Expenses net of waiver and payments by affiliates	0.75%	0.75%	[e]	0.75%	[e]	0.75% [e]	0.76% [e]
Net investment income	3.08%	2.75%		2.66%		2.49%	2.07%
Supplemental data
Net assets, end of year (000’s)	$96,006	$103,724		$118,538		$125,644	$163,571
Portfolio turnover rate	15.17%	14.27%		7.51%		19.06%	20.50%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

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Franklin Alabama Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.34	$10.32		$10.05		$11.10	$11.32
Income from investment operations[b]:
Net investment income[c]	0.25	0.22		0.21		0.19	0.17
Net realized and unrealized gains (losses)	0.10	0.02		0.27		(1.05)	(0.22)
Total from investment operations	0.35	0.24		0.48		(0.86)	(0.05)
Less distributions from:
Net investment income	(0.25)	(0.22)		(0.21)		(0.19)	(0.17)
Net asset value, end of year	$10.44	$10.34		$10.32		$10.05	$11.10
Total return[d]	3.46%	2.39%		4.83%		(7.74)%	(0.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.36%	1.33%		1.32%		1.32%	1.30%
Expenses net of waiver and payments by affiliates	1.29%	1.29%	[e]	1.29%	[e]	1.29% [e]	1.30% [e]
Net investment income	2.48%	2.15%		2.06%		1.89%	1.51%
Supplemental data
Net assets, end of year (000’s)	$2,308	$3,461		$6,046		$8,264	$13,416
Portfolio turnover rate	15.17%	14.27%		7.51%		19.06%	20.50%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	87

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Alabama Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.21	$10.19		$9.91		$10.95	$11.17
Income from investment operations[b]:
Net investment income[c]	0.32	0.29		0.28		0.26	0.25
Net realized and unrealized gains (losses)	0.09	0.02		0.28		(1.04)	(0.22)
Total from investment operations	0.41	0.31		0.56		(0.78)	0.03
Less distributions from:
Net investment income	(0.32)	(0.29)		(0.28)		(0.26)	(0.25)
Net asset value, end of year	$10.30	$10.21		$10.19		$9.91	$10.95
Total return	4.12%	3.13%		5.73%		(7.11)%	0.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.71%	0.68%		0.66%		0.66%	0.65%
Expenses net of waiver and payments by affiliates	0.62%	0.62%	[d]	0.61%	[d]	0.62% [d]	0.63% [d]
Net investment income	3.21%	2.89%		2.78%		2.62%	2.19%
Supplemental data
Net assets, end of year (000’s)	$3,399	$2,097		$1,279		$1,786	$2,308
Portfolio turnover rate	15.17%	14.27%		7.51%		19.06%	20.50%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

88	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Alabama Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.20	$10.19		$9.91		$10.95	$11.17
Income from investment operations[b]:
Net investment income[c]	0.32	0.29		0.27		0.26	0.25
Net realized and unrealized gains (losses)	0.09	0.01		0.28		(1.04)	(0.22)
Total from investment operations	0.41	0.30		0.55		(0.78)	0.03
Less distributions from:
Net investment income	(0.31)	(0.29)		(0.27)		(0.26)	(0.25)
Net asset value, end of year	$10.30	$10.20		$10.19		$9.91	$10.95
Total return	4.19%	3.00%		5.70%		(7.14)%	0.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.72%	0.70%		0.68%		0.68%	0.66%
Expenses net of waiver and payments by affiliates	0.65%	0.65%	[d]	0.65%	[d]	0.65% [d]	0.66% [d]
Net investment income	3.19%	2.85%		2.76%		2.59%	2.16%
Supplemental data
Net assets, end of year (000’s)	$26,577	$20,943		$19,911		$18,309	$19,796
Portfolio turnover rate	15.17%	14.27%		7.51%		19.06%	20.50%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	89

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Georgia Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.69	$10.68		$10.40		$11.57	$11.91
Income from investment operations[b]:
Net investment income[c]	0.32	0.30		0.29		0.28	0.26
Net realized and unrealized gains (losses)	0.07	0.01		0.28		(1.17)	(0.34)
Total from investment operations	0.39	0.31		0.57		(0.89)	(0.08)
Less distributions from:
Net investment income	(0.31)	(0.30)		(0.29)		(0.28)	(0.26)
Net asset value, end of year	$10.77	$10.69		$10.68		$10.40	$11.57
Total return[d]	3.81%	2.91%		5.55%		(7.71)%	(0.71)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.92%	0.90%		0.89%		0.88%	0.86%
Expenses net of waiver and payments by affiliates	0.90%	0.90%	[e,f]	0.89%	[e]	0.88% [e]	0.86% [e]
Net investment income	3.05%	2.76%		2.76%		2.65%	2.20%
Supplemental data
Net assets, end of year (000’s)	$67,993	$74,081		$76,014		$76,312	$92,129
Portfolio turnover rate	10.73%	14.81%		9.84%		15.85%	22.60%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

90	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Georgia Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.69	$10.68		$10.40		$11.57	$11.91
Income from investment operations[b]:
Net investment income[c]	0.33	0.31		0.30		0.30	0.28
Net realized and unrealized gains (losses)	0.08	0.01		0.28		(1.18)	(0.34)
Total from investment operations	0.41	0.32		0.58		(0.88)	(0.06)
Less distributions from:
Net investment income	(0.33)	(0.31)		(0.30)		(0.29)	(0.28)
Net asset value, end of year	$10.77	$10.69		$10.68		$10.40	$11.57
Total return[d]	3.97%	3.07%		5.71%		(7.57)%	(0.56)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.77%	0.75%		0.74%		0.73%	0.71%
Expenses net of waiver and payments by affiliates	0.75%	0.75%	[e,f]	0.74%	[e]	0.73% [e]	0.71% [e]
Net investment income	3.20%	2.91%		2.91%		2.79%	2.36%
Supplemental data
Net assets, end of year (000’s)	$132,960	$152,912		$172,564		$189,496	$249,763
Portfolio turnover rate	10.73%	14.81%		9.84%		15.85%	22.60%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	91

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Georgia Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.85	$10.85	$10.56		$11.75	$12.09
Income from investment operations[b]:
Net investment income[c]	0.28	0.25	0.24		0.24	0.22
Net realized and unrealized gains (losses)	0.07	(—)[d]	0.29		(1.20)	(0.35)
Total from investment operations	0.35	0.25	0.53		(0.96)	(0.13)
Less distributions from:
Net investment income	(0.27)	(0.25)	(0.24)		(0.23)	(0.21)
Net asset value, end of year	$10.93	$10.85	$10.85		$10.56	$11.75
Total return[e]	3.34%	2.36%	5.14%		(8.14)%	(1.10)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.31%	1.29%	1.28%		1.27%	1.25%
Expenses net of waiver and payments by affiliates	1.29%	1.29% [f,g]	1.28%	[f]	1.27% [f]	1.25% [f]
Net investment income	2.60%	2.31%	2.30%		2.19%	1.79%
Supplemental data
Net assets, end of year (000’s)	$7,087	$9,589	$14,486		$19,610	$28,904
Portfolio turnover rate	10.73%	14.81%	9.84%		15.85%	22.60%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

f Benefit of expense reduction rounds to less than 0.01%.

g Benefit of waiver and payments by affiliates rounds to less than 0.01%.

92	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Georgia Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.69		$10.69	$10.40		$11.57	$11.91
Income from investment operations[b]:
Net investment income[c]	0.35		0.33	0.32		0.31	0.30
Net realized and unrealized gains (losses)	0.07		(—)[d]	0.29		(1.17)	(0.34)
Total from investment operations	0.42		0.33	0.61		(0.86)	(0.04)
Less distributions from:
Net investment income	(0.34)		(0.33)	(0.32)		(0.31)	(0.30)
Net asset value, end of year	$10.77		$10.69	$10.69		$10.40	$11.57
Total return	4.10%		3.11%	5.95%		(7.44)%	(0.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.62%		0.61%	0.61%		0.59%	0.57%
Expenses net of waiver and payments by affiliates	0.62%	[e]	0.61% [e,f]	0.61%	[e]	0.59% [e,f]	0.57% [e,f]
Net investment income	3.34%		3.05%	3.04%		2.92%	2.49%
Supplemental data
Net assets, end of year (000’s)	$15,491		$12,203	$11,082		$10,366	$17,047
Portfolio turnover rate	10.73%		14.81%	9.84%		15.85%	22.60%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Amount rounds to less than $0.01 per share.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	93

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Georgia Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.69	$10.69	$10.40		$11.57	$11.92
Income from investment operations[b]:
Net investment income[c]	0.35	0.32	0.31		0.31	0.29
Net realized and unrealized gains (losses)	0.07	(—)[d]	0.29		(1.18)	(0.35)
Total from investment operations	0.42	0.32	0.60		(0.87)	(0.06)
Less distributions from:
Net investment income	(0.34)	(0.32)	(0.31)		(0.30)	(0.29)
Net asset value, end of year	$10.77	$10.69	$10.69		$10.40	$11.57
Total return	4.07%	3.07%	5.91%		(7.48)%	(0.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.67%	0.65%	0.64%		0.63%	0.61%
Expenses net of waiver and payments by affiliates	0.65%	0.65% [e]	0.64%	[e]	0.63% [e]	0.61% [e]
Net investment income	3.30%	3.01%	3.01%		2.88%	2.46%
Supplemental data
Net assets, end of year (000’s)	$46,156	$48,251	$46,388		$48,473	$72,069
Portfolio turnover rate	10.73%	14.81%	9.84%		15.85%	22.60%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

94	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Louisiana Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.25	$10.21		$9.96		$11.03	$11.28
Income from investment operations[b]:
Net investment income[c]	0.30	0.28		0.27		0.25	0.24
Net realized and unrealized gains (losses)	(0.01)	0.04		0.25		(1.08)	(0.25)
Total from investment operations	0.29	0.32		0.52		(0.83)	(0.01)
Less distributions from:
Net investment income	(0.30)	(0.28)		(0.27)		(0.24)	(0.24)
Net asset value, end of year	$10.24	$10.25		$10.21		$9.96	$11.03
Total return[d]	2.99%	3.23%		5.34%		(7.49)%	(0.17)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.95%	0.93%		0.90%		0.89%	0.87%
Expenses net of waiver and payments by affiliates	0.90%	0.90%	[e]	0.90%	[e,f]	0.89% [e]	0.87% [e]
Net investment income	3.02%	2.78%		2.75%		2.42%	2.07%
Supplemental data
Net assets, end of year (000’s)	$53,346	$57,889		$62,108		$60,153	$69,773
Portfolio turnover rate	13.78%	17.30%		8.52%		11.69%	16.61%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	95

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Louisiana Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.25	$10.20		$9.95		$11.03	$11.28
Income from investment operations[b]:
Net investment income[c]	0.32	0.30		0.29		0.26	0.25
Net realized and unrealized gains (losses)	(0.01)	0.05		0.25		(1.08)	(0.25)
Total from investment operations	0.31	0.35		0.54		(0.82)	—
Less distributions from:
Net investment income	(0.32)	(0.30)		(0.29)		(0.26)	(0.25)
Net asset value, end of year	$10.24	$10.25		$10.20		$9.95	$11.03
Total return[d]	3.14%	3.49%		5.50%		(7.45)%	(0.02)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.80%	0.78%		0.75%		0.74%	0.72%
Expenses net of waiver and payments by affiliates	0.75%	0.75%	[e]	0.75%	[e,f]	0.74% [e]	0.72% [e]
Net investment income	3.17%	2.93%		2.90%		2.57%	2.22%
Supplemental data
Net assets, end of year (000’s)	$119,008	$137,040		$158,862		$175,906	$234,499
Portfolio turnover rate	13.78%	17.30%		8.52%		11.69%	16.61%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

96	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Louisiana Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.42	$10.37		$10.12		$11.21	$11.46
Income from investment operations[b]:
Net investment income[c]	0.26	0.24		0.23		0.20	0.19
Net realized and unrealized gains (losses)	(0.01)	0.05		0.25		(1.09)	(0.25)
Total from investment operations	0.25	0.29		0.48		(0.89)	(0.06)
Less distributions from:
Net investment income	(0.26)	(0.24)		(0.23)		(0.20)	(0.19)
Net asset value, end of year	$10.41	$10.42		$10.37		$10.12	$11.21
Total return[d]	2.52%	2.86%		4.83%		(7.92)%	(0.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.34%	1.32%		1.29%		1.28%	1.26%
Expenses net of waiver and payments by affiliates	1.29%	1.29%	[e]	1.29%	[e,f]	1.28% [e]	1.26% [e]
Net investment income	2.56%	2.33%		2.29%		1.97%	1.64%
Supplemental data
Net assets, end of year (000’s)	$4,217	$7,186		$8,767		$12,724	$19,991
Portfolio turnover rate	13.78%	17.30%		8.52%		11.69%	16.61%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	97

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Louisiana Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.25	$10.20		$9.96		$11.03	$11.28
Income from investment operations[b]:
Net investment income[c]	0.33	0.31		0.30		0.28	0.27
Net realized and unrealized gains (losses)	(0.01)	0.05		0.24		(1.08)	(0.25)
Total from investment operations	0.32	0.36		0.54		(0.80)	0.02
Less distributions from:
Net investment income	(0.33)	(0.31)		(0.30)		(0.27)	(0.27)
Net asset value, end of year	$10.24	$10.25		$10.20		$9.96	$11.03
Total return	3.28%	3.62%		5.54%		(7.22)%	0.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.66%	0.63%		0.62%		0.61%	0.59%
Expenses net of waiver and payments by affiliates	0.62%	0.62%	[d]	0.62%	[d,e]	0.60% [d]	0.58% [d]
Net investment income	3.30%	3.06%		3.04%		2.72%	2.36%
Supplemental data
Net assets, end of year (000’s)	$6,524	$8,465		$7,967		$6,306	$8,031
Portfolio turnover rate	13.78%	17.30%		8.52%		11.69%	16.61%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

98	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Louisiana Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.25	$10.21		$9.96		$11.03	$11.28
Income from investment operations[b]:
Net investment income[c]	0.33	0.31		0.30		0.27	0.26
Net realized and unrealized gains (losses)	(0.01)	0.04		0.25		(1.07)	(0.24)
Total from investment operations	0.32	0.35		0.55		(0.80)	0.02
Less distributions from:
Net investment income	(0.33)	(0.31)		(0.30)		(0.27)	(0.27)
Net asset value, end of year	$10.24	$10.25		$10.21		$9.96	$11.03
Total return	3.24%	3.49%		5.60%		(7.26)%	0.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.70%	0.68%		0.65%		0.65%	0.62%
Expenses net of waiver and payments by affiliates	0.65%	0.65%	[d]	0.65%	[d,e]	0.65% [d]	0.62% [d]
Net investment income	3.27%	3.04%		3.00%		2.67%	2.32%
Supplemental data
Net assets, end of year (000’s)	$35,050	$36,560		$31,551		$36,351	$42,264
Portfolio turnover rate	13.78%	17.30%		8.52%		11.69%	16.61%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	99

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.92	$9.91		$9.75		$10.71	$10.97
Income from investment operations[b]:
Net investment income[c]	0.33	0.31		0.31		0.26	0.23
Net realized and unrealized gains (losses)	(0.03)	0.01		0.16		(0.96)	(0.26)
Total from investment operations	0.30	0.32		0.47		(0.70)	(0.03)
Less distributions from:
Net investment income	(0.32)	(0.31)		(0.31)		(0.26)	(0.23)
Net asset value, end of year	$9.90	$9.92		$9.91		$9.75	$10.71
Total return[d]	3.17%	3.30%		4.89%		(6.56)%	(0.30)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.92%	0.90%		0.90%		0.89%	0.87%
Expenses net of waiver and payments by affiliates	0.90%	0.90%	[e,f]	0.90%	[e]	0.89% [e]	0.87% [e]
Net investment income	3.41%	3.15%		3.17%		2.62%	2.10%
Supplemental data
Net assets, end of year (000’s)	$88,412	$96,495		$87,309		$80,313	$90,950
Portfolio turnover rate	20.14%	8.30%		12.33%		37.44%	15.00%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

100	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.92	$9.91		$9.75		$10.71	$10.97
Income from investment operations[b]:
Net investment income[c]	0.34	0.33		0.32		0.27	0.25
Net realized and unrealized gains (losses)	(0.02)	0.01		0.16		(0.96)	(0.26)
Total from investment operations	0.32	0.34		0.48		(0.69)	(0.01)
Less distributions from:
Net investment income	(0.34)	(0.33)		(0.32)		(0.27)	(0.25)
Net asset value, end of year	$9.90	$9.92		$9.91		$9.75	$10.71
Total return[d]	3.32%	3.46%		5.05%		(6.42)%	(0.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.77%	0.75%		0.75%		0.74%	0.72%
Expenses net of waiver and payments by affiliates	0.75%	0.75%	[e,f]	0.75%	[e]	0.74% [e]	0.72% [e]
Net investment income	3.56%	3.30%		3.30%		2.76%	2.25%
Supplemental data
Net assets, end of year (000’s)	$114,971	$135,301		$147,337		$162,447	$214,264
Portfolio turnover rate	20.14%	8.30%		12.33%		37.44%	15.00%
a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	101

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.13	$10.12		$9.95		$10.94	$11.20
Income from investment operations[b]:
Net investment income[c]	0.29	0.27		0.27		0.22	0.19
Net realized and unrealized gains (losses)	(0.04)	0.01		0.17		(0.99)	(0.26)
Total from investment operations	0.25	0.28		0.44		(0.77)	(0.07)
Less distributions from:
Net investment income	(0.28)	(0.27)		(0.27)		(0.22)	(0.19)
Net asset value, end of year	$10.10	$10.13		$10.12		$9.95	$10.94
Total return[d]	2.58%	2.81%		4.47%		(7.08)%	(0.70)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.31%	1.29%		1.29%		1.28%	1.26%
Expenses net of waiver and payments by affiliates	1.29%	1.29%	[e,f]	1.29%	[e]	1.28% [e]	1.26% [e]
Net investment income	2.93%	2.68%		2.67%		2.15%	1.65%
Supplemental data
Net assets, end of year (000’s)	$7,882	$9,278		$13,708		$17,531	$24,227
Portfolio turnover rate	20.14%	8.30%		12.33%		37.44%	15.00%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

102	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.94	$9.93		$9.77		$10.73	$10.99
Income from investment operations[b]:
Net investment income[c]	0.36	0.34		0.34		0.29	0.26
Net realized and unrealized gains (losses)	(0.03)	0.01		0.16		(0.96)	(0.25)
Total from investment operations	0.33	0.35		0.50		(0.67)	0.01
Less distributions from:
Net investment income	(0.35)	(0.34)		(0.34)		(0.29)	(0.27)
Net asset value, end of year	$9.92	$9.94		$9.93		$9.77	$10.73
Total return	3.47%	3.60%		5.19%		(6.27)%	(—)%	[d]
Ratios to average net assets
Expenses	0.60%	0.61%	[e,f]	0.60%	[f]	0.60% [f]	0.57%	[e,f]
Net investment income	3.70%	3.45%		3.46%		2.91%	2.39%
Supplemental data
Net assets, end of year (000’s)	$27,537	$16,411		$10,818		$11,709	$13,771
Portfolio turnover rate	20.14%	8.30%		12.33%		37.44%	15.00%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	103

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.93	$9.92		$9.76		$10.73	$10.98
Income from investment operations[b]:
Net investment income[c]	0.35	0.34		0.33		0.28	0.26
Net realized and unrealized gains (losses)	(0.02)	0.01		0.16		(0.97)	(0.25)
Total from investment operations	0.33	0.35		0.49		(0.69)	0.01
Less distributions from:
Net investment income	(0.35)	(0.34)		(0.33)		(0.28)	(0.26)
Net asset value, end of year	$9.91	$9.93		$9.92		$9.76	$10.73
Total return	3.42%	3.56%		5.14%		(6.41)%	0.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.67%	0.65%		0.65%		0.64%	0.62%
Expenses net of waiver and payments by affiliates	0.65%	0.65%	[d]	0.65%	[d]	0.64% [d]	0.62% [d]
Net investment income	3.65%	3.40%		3.40%		2.87%	2.35%
Supplemental data
Net assets, end of year (000’s)	$78,681	$77,427		$48,094		$45,667	$55,284
Portfolio turnover rate	20.14%	8.30%		12.33%		37.44%	15.00%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

104	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.49		$10.47		$10.27		$11.48	$11.85
Income from investment operations[b]:
Net investment income[c]	0.36		0.35		0.34		0.31	0.28
Net realized and unrealized gains (losses)	0.02		0.02		0.20		(1.22)	(0.37)
Total from investment operations	0.38		0.37		0.54		(0.91)	(0.09)
Less distributions from:
Net investment income	(0.35)		(0.35)		(0.34)		(0.30)	(0.28)
Net asset value, end of year	$10.52		$10.49		$10.47		$10.27	$11.48
Total return[d]	3.82%		3.55%		5.34%		(7.92)%	(0.84)%
Ratios to average net assets
Expenses	0.84%	[e]	0.82%	[f]	0.83%	[f]	0.82% [f]	0.81% [f]
Net investment income	3.53%		3.31%		3.30%		2.90%	2.33%
Supplemental data
Net assets, end of year (000’s)	$196,841		$186,969		$180,411		$166,355	$208,059
Portfolio turnover rate	12.36%		7.70%		15.60%		26.78%	21.64%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	105

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.49		$10.46		$10.27		$11.48	$11.84
Income from investment operations[b]:
Net investment income[c]	0.38		0.36		0.35		0.32	0.30
Net realized and unrealized gains (losses)	0.02		0.03		0.19		(1.21)	(0.36)
Total from investment operations	0.40		0.39		0.54		(0.89)	(0.06)
Less distributions from:
Net investment income	(0.37)		(0.36)		(0.35)		(0.32)	(0.30)
Net asset value, end of year	$10.52		$10.49		$10.46		$10.27	$11.48
Total return[d]	3.98%		3.81%		5.40%		(7.78)%	(0.60)%
Ratios to average net assets
Expenses	0.69%	[e]	0.67%	[f]	0.68%	[f]	0.67% [f]	0.66% [f]
Net investment income	3.68%		3.46%		3.44%		3.05%	2.49%
Supplemental data
Net assets, end of year (000’s)	$305,135		$353,894		$399,059		$439,718	$588,698
Portfolio turnover rate	12.36%		7.70%		15.60%		26.78%	21.64%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

106	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.60		$10.57		$10.37		$11.60	$11.97
Income from investment operations[b]:
Net investment income[c]	0.32		0.30		0.29		0.26	0.23
Net realized and unrealized gains (losses)	0.01		0.03		0.20		(1.23)	(0.37)
Total from investment operations	0.33		0.33		0.49		(0.97)	(0.14)
Less distributions from:
Net investment income	(0.31)		(0.30)		(0.29)		(0.26)	(0.23)
Net asset value, end of year	$10.62		$10.60		$10.57		$10.37	$11.60
Total return[d]	3.27%		3.19%		4.87%		(8.38)%	(1.23)%
Ratios to average net assets
Expenses	1.23%	[e]	1.22%	[f]	1.23%	[f]	1.22% [f]	1.20% [f]
Net investment income	3.09%		2.86%		2.83%		2.45%	1.91%
Supplemental data
Net assets, end of year (000’s)	$10,555		$15,414		$23,851		$33,334	$52,654
Portfolio turnover rate	12.36%		7.70%		15.60%		26.78%	21.64%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	107

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.50	$10.47		$10.28		$11.49	$11.85
Income from investment operations[b]:
Net investment income[c]	0.39	0.38		0.37		0.34	0.31
Net realized and unrealized gains (losses)	0.02	0.02		0.19		(1.22)	(0.36)
Total from investment operations	0.41	0.40		0.56		(0.88)	(0.05)
Less distributions from:
Net investment income	(0.38)	(0.37)		(0.37)		(0.33)	(0.31)
Net asset value, end of year	$10.53	$10.50		$10.47		$10.28	$11.49
Total return	4.11%	3.94%		5.53%		(7.65)%	(0.47)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.55%	0.55%		0.55%		0.54%	0.53%
Expenses net of waiver and payments by affiliates	0.55%	0.55%	[d]	0.55%	[d,e]	0.54% [d,e]	0.52% [d]
Net investment income	3.82%	3.59%		3.57%		3.17%	2.61%
Supplemental data
Net assets, end of year (000’s)	$39,614	$31,167		$22,474		$20,620	$33,747
Portfolio turnover rate	12.36%	7.70%		15.60%		26.78%	21.64%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

108	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.50		$10.47		$10.27		$11.49	$11.85
Income from investment operations[b]:
Net investment income[c]	0.39		0.37		0.36		0.33	0.31
Net realized and unrealized gains (losses)	0.01		0.03		0.20		(1.22)	(0.36)
Total from investment operations	0.40		0.40		0.56		(0.89)	(0.05)
Less distributions from:
Net investment income	(0.38)		(0.37)		(0.36)		(0.33)	(0.31)
Net asset value, end of year	$10.52		$10.50		$10.47		$10.27	$11.49
Total return	3.98%		3.91%		5.61%		(7.77)%	(0.50)%
Ratios to average net assets
Expenses	0.59%	[d]	0.57%	[e]	0.58%	[e]	0.57% [e]	0.56% [e]
Net investment income	3.78%		3.56%		3.54%		3.15%	2.59%
Supplemental data
Net assets, end of year (000’s)	$81,483		$79,685		$67,832		$70,684	$86,643
Portfolio turnover rate	12.36%		7.70%		15.60%		26.78%	21.64%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	109

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin North Carolina Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.55		$10.51		$10.25		$11.31	$11.62
Income from investment operations[b]:
Net investment income[c]	0.30		0.28		0.27		0.24	0.21
Net realized and unrealized gains (losses)	0.13		0.04		0.25		(1.07)	(0.31)
Total from investment operations	0.43		0.32		0.52		(0.83)	(0.10)
Less distributions from:
Net investment income	(0.30)		(0.28)		(0.26)		(0.23)	(0.21)
Net asset value, end of year	$10.68		$10.55		$10.51		$10.25	$11.31
Total return[d]	4.19%		3.10%		5.21%		(7.31)%	(0.89)%
Ratios to average net assets
Expenses	0.86%	[e]	0.85%	[f]	0.85%	[f]	0.84% [f]	0.82% [f]
Net investment income	2.93%		2.68%		2.61%		2.26%	1.81%
Supplemental data
Net assets, end of year (000’s)	$131,799		$130,712		$134,364		$133,789	$167,474
Portfolio turnover rate	16.41%		10.28%		14.73%		16.87%	23.40%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

110	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin North Carolina Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.55		$10.50		$10.25		$11.31	$11.62
Income from investment operations[b]:
Net investment income[c]	0.32		0.30		0.28		0.25	0.23
Net realized and unrealized gains (losses)	0.12		0.05		0.25		(1.06)	(0.31)
Total from investment operations	0.44		0.35		0.53		(0.81)	(0.08)
Less distributions from:
Net investment income	(0.31)		(0.30)		(0.28)		(0.25)	(0.23)
Net asset value, end of year	$10.68		$10.55		$10.50		$10.25	$11.31
Total return[d]	4.35%		3.36%		5.27%		(7.17)%	(0.65)%
Ratios to average net assets
Expenses	0.71%	[e]	0.70%	[f]	0.70%	[f]	0.69% [f]	0.67% [f]
Net investment income	3.07%		2.82%		2.75%		2.41%	1.97%
Supplemental data
Net assets, end of year (000’s)	$224,913		$260,291		$293,654		$339,756	$462,916
Portfolio turnover rate	16.41%		10.28%		14.73%		16.87%	23.40%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin North Carolina Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.73		$10.68		$10.42		$11.49	$11.81
Income from investment operations[b]:
Net investment income[c]	0.26		0.24		0.22		0.19	0.17
Net realized and unrealized gains (losses)	0.12		0.05		0.26		(1.07)	(0.33)
Total from investment operations	0.38		0.29		0.48		(0.88)	(0.16)
Less distributions from:
Net investment income	(0.26)		(0.24)		(0.22)		(0.19)	(0.16)
Net asset value, end of year	$10.85		$10.73		$10.68		$10.42	$11.49
Total return[d]	3.61%		2.73%		4.70%		(7.66)%	(1.36)%
Ratios to average net assets
Expenses	1.25%	[e]	1.24%	[f]	1.24%	[f]	1.23% [f]	1.21% [f]
Net investment income	2.47%		2.22%		2.15%		1.81%	1.40%
Supplemental data
Net assets, end of year (000’s)	$13,192		$15,741		$21,453		$27,303	$42,794
Portfolio turnover rate	16.41%		10.28%		14.73%		16.87%	23.40%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin North Carolina Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.55	$10.50		$10.24		$11.30	$11.61
Income from investment operations[b]:
Net investment income[c]	0.33	0.31		0.30		0.27	0.25
Net realized and unrealized gains (losses)	0.12	0.05		0.25		(1.07)	(0.31)
Total from investment operations	0.45	0.36		0.55		(0.80)	(0.06)
Less distributions from:
Net investment income	(0.33)	(0.31)		(0.29)		(0.26)	(0.25)
Net asset value, end of year	$10.67	$10.55		$10.50		$10.24	$11.30
Total return	4.41%	3.51%		5.52%		(7.05)%	(0.60)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.56%	0.56%		0.56%		0.56%	0.54%
Expenses net of waiver and payments by affiliates	0.56%	0.56%	[d]	0.56%	[d,e]	0.55% [d]	0.53% [d]
Net investment income	3.24%	2.99%		2.89%		2.56%	2.10%
Supplemental data
Net assets, end of year (000’s)	$51,445	$50,507		$28,442		$20,233	$23,000
Portfolio turnover rate	16.41%	10.28%		14.73%		16.87%	23.40%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin North Carolina Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.55		$10.50		$10.25		$11.31	$11.62
Income from investment operations[b]:
Net investment income[c]	0.33		0.31		0.29		0.26	0.24
Net realized and unrealized gains (losses)	0.12		0.05		0.25		(1.06)	(0.31)
Total from investment operations	0.45		0.36		0.54		(0.80)	(0.07)
Less distributions from:
Net investment income	(0.32)		(0.31)		(0.29)		(0.26)	(0.24)
Net asset value, end of year	$10.68		$10.55		$10.50		$10.25	$11.31
Total return	4.45%		3.46%		5.37%		(7.08)%	(0.64)%
Ratios to average net assets
Expenses	0.61%	[d]	0.60%	[e]	0.60%	[e]	0.59% [e]	0.57% [e]
Net investment income	3.18%		2.93%		2.86%		2.52%	2.06%
Supplemental data
Net assets, end of year (000’s)	$164,515		$153,971		$112,197		$115,439	$132,919
Portfolio turnover rate	16.41%		10.28%		14.73%		16.87%	23.40%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

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Franklin Virginia Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.02	$9.99		$9.72		$10.79	$11.13
Income from investment operations[b]:
Net investment income[c]	0.29	0.27		0.26		0.23	0.19
Net realized and unrealized gains (losses)	(—)[d]	0.03		0.27		(1.08)	(0.34)
Total from investment operations	0.29	0.30		0.53		(0.85)	(0.15)
Less distributions from:
Net investment income	(0.29)	(0.27)		(0.26)		(0.22)	(0.19)
Net asset value, end of year	$10.02	$10.02		$9.99		$9.72	$10.79
Total return[e]	2.98%	2.96%		5.66%		(7.85)%	(1.38)%
Ratios to average net assets
Expenses	0.89% [f]	0.88%	[g]	0.88%	[g]	0.86% [g]	0.84% [g]
Net investment income	2.98%	2.72%		2.65%		2.28%	1.71%
Supplemental data
Net assets, end of year (000’s)	$83,097	$85,789		$84,618		$87,137	$108,135
Portfolio turnover rate	15.57%	15.63%		13.99%		22.24%	34.49%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

g Benefit of expense reduction rounds to less than 0.01%.

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Franklin Virginia Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.02	$9.99		$9.72		$10.79	$11.12
Income from investment operations[b]:
Net investment income[c]	0.31	0.29		0.27		0.24	0.21
Net realized and unrealized gains (losses)	(0.01)	0.03		0.27		(1.07)	(0.33)
Total from investment operations	0.30	0.32		0.54		(0.83)	(0.12)
Less distributions from:
Net investment income	(0.30)	(0.29)		(0.27)		(0.24)	(0.21)
Net asset value, end of year	$10.02	$10.02		$9.99		$9.72	$10.79
Total return[d]	3.14%	3.22%		5.71%		(7.71)%	(1.15)%
Ratios to average net assets
Expenses	0.74% [e]	0.73%	[f]	0.73%	[f]	0.71% [f]	0.69% [f]
Net investment income	3.13%	2.87%		2.80%		2.42%	1.86%
Supplemental data
Net assets, end of year (000’s)	$170,514	$190,980		$211,988		$235,354	$316,275
Portfolio turnover rate	15.57%	15.63%		13.99%		22.24%	34.49%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Virginia Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.20	$10.17		$9.89		$10.98	$11.32
Income from investment operations[b]:
Net investment income[c]	0.25	0.23		0.22		0.18	0.15
Net realized and unrealized gains (losses)	(0.01)	0.03		0.28		(1.09)	(0.34)
Total from investment operations	0.24	0.26		0.50		(0.91)	(0.19)
Less distributions from:
Net investment income	(0.25)	(0.23)		(0.22)		(0.18)	(0.15)
Net asset value, end of year	$10.19	$10.20		$10.17		$9.89	$10.98
Total return[d]	2.42%	2.59%		5.13%		(8.27)%	(1.76)%
Ratios to average net assets
Expenses	1.28% [e]	1.26%	[f]	1.27%	[f]	1.25% [f]	1.23% [f]
Net investment income	2.52%	2.26%		2.19%		1.80%	1.27%
Supplemental data
Net assets, end of year (000’s)	$4,574	$6,290		$9,264		$12,400	$20,687
Portfolio turnover rate	15.57%	15.63%		13.99%		22.24%	34.49%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Virginia Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.03	$10.00		$9.72		$10.80	$11.13
Income from investment operations[b]:
Net investment income[c]	0.32	0.30		0.29		0.26	0.22
Net realized and unrealized gains (losses)	(0.01)	0.03		0.28		(1.09)	(0.32)
Total from investment operations	0.31	0.33		0.57		(0.83)	(0.10)
Less distributions from:
Net investment income	(0.32)	(0.30)		(0.29)		(0.25)	(0.23)
Net asset value, end of year	$10.02	$10.03		$10.00		$9.72	$10.80
Total return	3.21%	3.38%		5.97%		(7.66)%	(1.00)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.57%	0.58%		0.58%		0.58%	0.56%
Expenses net of waiver and payments by affiliates	0.57%	0.58%	[d]	0.58%	[d]	0.56% [d]	0.55% [d]
Net investment income	3.31%	3.03%		2.95%		2.61%	2.00%
Supplemental data
Net assets, end of year (000’s)	$41,084	$21,838		$8,667		$6,243	$7,778
Portfolio turnover rate	15.57%	15.63%		13.99%		22.24%	34.49%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

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Franklin Virginia Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.03	$10.00		$9.73		$10.80	$11.13
Income from investment operations[b]:
Net investment income[c]	0.32	0.30		0.28		0.25	0.22
Net realized and unrealized gains (losses)	(0.01)	0.03		0.27		(1.07)	(0.33)
Total from investment operations	0.31	0.33		0.55		(0.82)	(0.11)
Less distributions from:
Net investment income	(0.31)	(0.30)		(0.28)		(0.25)	(0.22)
Net asset value, end of year	$10.03	$10.03		$10.00		$9.73	$10.80
Total return	3.24%	3.32%		5.81%		(7.61)%	(1.05)%
Ratios to average net assets
Expenses	0.64% [d]	0.63%	[e]	0.63%	[e]	0.61% [e]	0.59% [e]
Net investment income	3.23%	2.97%		2.90%		2.54%	1.96%
Supplemental data
Net assets, end of year (000’s)	$148,866	$148,133		$103,453		$111,733	$138,033
Portfolio turnover rate	15.57%	15.63%		13.99%		22.24%	34.49%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

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Your Account

Choosing a Share Class

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton and Legg Mason fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

Class A	Class A1	Class C	Class R6	Advisor Class
Initial sales charge of 3.75% or less	Initial sales charge of 3.75% or less	No initial sales charge	See “Qualified Investors - Class R6” below	See “Qualified Investors - Advisor Class” below
Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately eight years, reducing future annual expenses.

Class A1 shares were closed to new investors effective at the close of market on September 7, 2018. Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date.

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Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

Class A, A1 & C

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled "Intermediary Sales Charge Discounts and Waivers." Appendix A is incorporated herein by reference (is legally a part of this prospectus).

In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

As noted above, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of your financial intermediary. Accordingly, you may be invested through your financial intermediary in a share class that has higher annual fees and expenses than other share classes offered in this prospectus, which will have an adverse impact on your investment return. The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. It is the responsibility of the financial intermediary (and not the Fund) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.

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Sales Charges - Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	3.75	3.90
$100,000 but under $250,000	3.25	3.36
$250,000 or more	0.00	0.00

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Sales Charge Reductions

Quantity discounts. We offer two ways for you to combine your current purchase of Class A and/or Class A1 Fund shares with other existing Franklin Templeton and Legg Mason fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." Sales charge and quantity discount information is also available free of charge at www.franklintempleton.com/investments/resources/sales-charges-and-breakpoints. This web page can also be reached at www.franklintempleton.com by clicking "Sales Charges and Breakpoints" under the "Investments" tab.

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton and Legg Mason fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A and/or Class A1 shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are Franklin Templeton and Legg Mason fund shares registered to (or held by a financial intermediary for):

• You, individually;

• Your "family member," defined as your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21;

• You jointly with one or more family members;

• You jointly with another person(s) who is (are) not family members if that other person has not included the value of the jointly-owned shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton and Legg Mason fund shares;

• A Coverdell Education Savings account for which you or a family member is the identified responsible person;

• A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b)

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plan account, if the shares are registered/recorded under your or a family member's Social Security number;

• A 529 college savings plan over which you or a family member has investment discretion and control;

• Any entity over which you or a family member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a family member] on which you or a family member is the authorized signer);

• A trust established by you or a family member as grantor.

Franklin Templeton and Legg Mason fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan and shares of such funds offered through separately managed accounts that are managed by a Franklin Templeton affiliate do not qualify for a cumulative quantity discount.

Franklin Templeton and Legg Mason fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial advisor at the time of your purchase (including at the time of any future purchase). It may be necessary for you to provide your financial advisor with information and records (including account statements) of all relevant accounts invested in the Franklin Templeton and Legg Mason funds. If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial advisor or the Franklin Templeton and Legg Mason funds’ transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial advisor and the Fund generally will not have that information.

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The value of cumulative quantity discount eligible shares equals the current or cost value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price on the day of your current purchase. The cost value of shares is determined by aggregating the amount you invested in cumulative quantity discount eligible shares (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial advisor nor the Franklin Templeton and Legg Mason funds may have or maintain this information.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) plan and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

2. Letter of intent (LOI) - expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time; however, purchases made under a right of reinvestment and appreciation of your holdings do not count as purchases made during the LOI period. During that 13-month period, additional purchases as well as reinvested dividends and capital gains are counted toward the fulfillment of your LOI. We will reserve 5% of your total intended purchase in Class A and/or Class A1 shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. The value of your cumulative quantity discount eligible shares (as calculated in the “Cumulative quantity discount” section above) as of the day prior to your LOI start date may be counted toward fulfillment of your LOI. The cost value of cumulative quantity discount eligible shares, however, may only be aggregated for share purchases that took place within 18 months of the LOI start date.

If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

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To sign up for these programs, complete the appropriate section of your account application.

For purposes of the cumulative quantity discount and letter of intent, Franklin Templeton and Legg Mason funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust or Legg Mason Partners Money Market Trust (except for shares held in Distributor Accounts). Please contact your Service Agent or the fund for more information.

Sales Charge Waivers

Class A and/or Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for certain investors. The following investors or investments qualify to buy Class A and/or Class A1 shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

• Current employees of securities dealers that have executed a selling agreement with Franklin Distributors, LLC (Distributors) and their affiliates and their family members, as allowed by the internal policies of their employer.

• Employees of Franklin Templeton and its subsidiaries.

• Board members and officers of any Franklin Templeton sponsored fund.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares

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through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

• Shareholders who purchase directly from the Funds and not through any financial intermediary (i.e., Distributors is the broker of record).

• Class C shareholders whose shares are converted to Class A shares after eight years under the Class C shares’ conversion feature.

• Purchases by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Giving Programs).

Investments of $250,000 or More

If you invest $250,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge. However, there is a 1% CDSC on any shares you sell within 18 months of purchase. See “Contingent Deferred Sales Charge (CDSC) -Class A, A1 & C” for information on the calculation of CDSC.

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% and 0.10% per year to those who sell and distribute Class A and Class A1 shares, respectively, and provide other services to shareholders. Because these fees are paid out of Class A's and Class A1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

Sales Charges - Class C
With Class C shares, there is no initial sales charge.

CDSC

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see "Contingent Deferred Sales Charge (CDSC) – Class A, A1 & C").

Distribution and Service (12b-1) Fees

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase

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the cost of your investment and may cost you more than paying other types of sales charges.

Automatic Conversion of Class C Shares to Class A Shares After 8-Year Holding Period

The Class C conversion feature provides that Class C shares that have been held for eight (8) years or more will automatically convert into Class A shares and will no longer be subject to Class C shares’ Rule 12b-1 fees (but will be subject to Class A share's Rule 12b-1 fee, if any) (the “Conversion Feature”). Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 8-year anniversary of the Class C shares’ purchase date. The monthly conversion date typically occurs around the middle of every month and generally falls on a Friday.

Terms of the conversion feature. Class C shares that automatically convert to Class A shares of the Fund convert on the basis of the relative net asset values of the two classes. Shareholders do not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 8-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

To the extent that you own Class C shares and Class A1 shares of the same Fund, please note that, after the 8-year holding period described above, your Class C shares will automatically convert into the Fund’s Class A shares (not the Fund’s Class A1 shares) and will be subject to Class A shares’ Rule 12b-1 fee. In some cases, you may be able to request the exchange of the Class A shares that you receive after the conversion into your existing Class A1 shares account; however, not all intermediaries can accommodate such requests. Please contact your financial intermediary for more information.

If you previously owned Class C shares of any Franklin Templeton or Legg Mason funds that were later merged or exchanged into the Fund, the time you held such shares counts towards the 8-year period for automatic conversion to Class A shares. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account automatically convert into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into

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how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level. In these circumstances, the Fund cannot automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

New accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares. Accounts or plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.

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To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton and Legg Mason funds (please see “Exchanging Shares”).

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

Reinstatement Privilege

If you sell any class of shares of Franklin Templeton and Legg Mason funds, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge. If at the time of investment your shares are registered directly with the Fund’s transfer agent: Class C or Class R shares will be reinvested in Class A shares if the account does not have an investment representative of record. Proceeds from the earlier sale of Class Z shares from another fund may also be reinvested in Class A shares. Proceeds from the earlier sale of Class A1 shares from a fund must also be reinvested in Class A shares if the account holder no longer holds investments within Class A1 shares.

This reinstatement privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton and Legg Mason funds shares that were held indirectly through a non-Franklin Templeton individual or employer sponsored IRA.

In order to take advantage of this reinstatement privilege, you must inform your investment representative or the Fund's transfer agent of this privilege at the time of your investment.

Generally, if you paid a CDSC when you sold your Class A or Class A1 or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or Class A1 shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A or Class A1 shares, you will not receive a CDSC credit in the new Class A or Class A1 shares and your reinvestment will not be subject to any otherwise applicable CDSC.

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Qualified Investors - Class R6

Class R6 shares are available to the following investors:

• Education savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended.

• Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

• Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Other Franklin Templeton affiliated funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

• Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

• Advisory Fee Programs. A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

• Health Savings Accounts (HSAs) within plan level or omnibus accounts that are held on the books of Franklin Templeton Investor Services.

Qualified Investors - Advisor Class

The following investors or investments qualify to buy Advisor Class shares of the Fund:

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

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• Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund.

• Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.

• Current employees of the investment manager and its affiliates;

• Former employees of the investment manager and its affiliates with existing accounts;

• Current and former board members of investment companies managed by affiliates of Franklin Resources;

• Current and former board members of Franklin Resources;

• The “immediate families” of such persons. “Immediate families” are such person’s spouse (including the surviving spouse of a deceased board member), parents, grandparents, and children and grandchildren (including step-relationships). For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $25. Current employees may purchase additional shares through a systematic investment plan.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton and Legg Mason funds.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customers.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.

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• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers. Minimum initial investment $100,000, unless otherwise waived by Distributors.

• Purchases by or through a Franklin Templeton donor-advised fund.

Waivers for Exchanges between Classes of the Same Fund

Financial Intermediary Exchanges between Classes of the Same Fund. Exchanges between Classes of the same Fund as described below generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares. These exchange privileges are subject to termination and may be amended from time to time.

Advisory Programs Eligible for Advisor Class or Class Z shares. Class A and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. If a shareholder that holds Advisor Class shares of a Fund no longer participates in an Advisory Program, the Advisor Class shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless otherwise permitted, any CDSC owed must be paid on Class A and C shares that you wish to exchange.

Financial Intermediary Exchanges from Class C Shares to Class A Shares. Class C shares purchased through financial intermediaries may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge.

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Buying Shares

Minimum Investments - Class A, A1 & C

Initial
Regular accounts, UGMA/UTMA accounts, current and former full-time employees, officers, trustees and directors of Franklin Templeton entities, and their family members	$ 1,000
Automatic investment plans	$ 25
Broker-dealer sponsored wrap account programs	no minimum

A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding its policies.

Please note that you generally may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction. The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. The shares offered by this prospectus generally may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA), and generally may not be directly or indirectly offered or distributed in any such country. If an investor becomes a Canadian, EU or EEA resident after purchasing shares of the Fund, the investor may not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton and Legg Mason funds.

Account Application

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services"). For example, if

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you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, third-party checks, credit card convenience checks, pre-paid debit cards, non-bank money orders, travelers checks or checks drawn on foreign banks as forms of payment to purchase shares. The Fund will accept checks payable to the shareholder that have been issued by a U.S. state or federal government agency.

Buying Shares
	Opening an account	Adding to an account
Through your investment representative	Contact your investment representative	Contact your investment representative
By Phone/Online (800) 632‑2301 www.franklintempleton.com Note: certain account types are not available for online account access.

If you have another Franklin Templeton fund account with your bank account information on file, you may open a new identically registered account by phone. To make a same day investment, your phone order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. You may open certain new accounts online at www.franklintempleton.com.

Before requesting a telephone or online purchase into an existing account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and address and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

To make a same day investment, your phone or online order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

By Mail	Make your check payable to the Fund. Mail the check and your signed application to Investor Services at the address provided on the application or at the address below.

Make your check payable to the Fund. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, include a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to Investor Services at the address provided on the application or at the address below.

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By Wire (800) 632‑2301

Call to receive a wire control number and wire instructions.

Wire the funds and mail your signed application to Investor Services. Please include the wire control number or your new account number on the application.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call to receive a wire control number and wire instructions.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

By Exchange www.franklintempleton.com	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)

Franklin Templeton Investor Services P.O. Box 33030 St. Petersburg, FL 33733 Call toll-free: (800) 632-2301 or visit us online 24 hours a day, 7 days a week, at www.franklintempleton.com

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Investor Services

Automatic Investment Plan

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at www.franklintempleton.com or complete the appropriate section of your account application and send it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

Automated Telephone System

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services	(800) 632-2301
Advisor Services	(800) 524-4040

Distribution Options

You may reinvest distributions you receive from the Fund in an existing account in the same share class of the Fund or another Franklin Templeton or Legg Mason fund*. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

* Class C shareholders may reinvest their distributions in Class A shares of Franklin U.S. Government Money Fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton or Legg Mason fund (excluding Western Asset Government Reserves).

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; and add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

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To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton’s electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most Franklin Templeton funds’ prospectuses, proxy statements and other documents, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. We have the right (but have no obligation) to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized to act on the account. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can choose not to register for online privileges. Additionally, if you don’t want telephone privileges, or want to discontinue telephone/online privileges at any time please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information to us via digital communication channels (e.g. email, chat, text messaging, fax), you are accepting the associated risks related to potential lack of security, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at www.franklintempleton.com or contact us for instructions.

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Franklin Templeton VIP Services®

You may be eligible for Franklin Templeton VIP Services® if you currently have $500,000 or more invested in Franklin Templeton funds based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP Services® shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at (800) 632-2301 for additional information on this program.

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Selling Shares

You can sell your shares at any time. To make a same day redemption, the redemption request must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

Selling Shares in Writing

Generally, requests to sell $250,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we may request written instructions signed by all registered owners, with a signature guarantee for each owner, if:

• you are selling more than $250,000 worth of shares

• you want your proceeds paid to someone who is not a registered owner

• you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.

Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Redemption Proceeds

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

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Selling Shares

To sell some or all of your shares

Through your investment representative

Contact your investment representative

By Mail

Send written instructions and endorsed share certificates (if you hold share certificates) to Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone/Online
(800) 632-2301
www.franklintempleton.com

As long as your transaction is for $250,000 or less and you do not hold share certificates, you can sell your shares by phone or online. The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A check will be mailed to the name(s) and address on the account, or a pre-authorized secondary address. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

If you have changed your address within the last 15 days without a signature guarantee, requests to sell your shares and mail the check to the name(s) and address on the account must be in writing and we may require a signature guarantee. Requests to sell your shares and send the proceeds to a pre-authorized secondary address may be requested by phone or online.

By Electronic Funds Transfer (ACH)

You can call, write, or visit us online to have redemption proceeds sent to a bank account. See the policies at left for selling shares by mail, phone, or online.

Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

If the bank account was added or changed without a signature guarantee within the last 15 days, you may be required to provide written instructions signed by all Fund account owners, with a signature guarantee for each Fund account owner.

If we receive your request in proper form prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier, proceeds sent by ACH generally will be available within two to three business days.

By Exchange

Obtain a current prospectus for the fund you are considering. Prospectuses are available online at www.franklintempleton.com.

Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

Franklin Templeton Investor Services

P.O. Box 33030

St. Petersburg, FL 33733

Call toll-free: (800) 632-2301

or visit us online 24 hours a day,

7 days a week, at www.franklintempleton.com

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Exchanging Shares

Exchange Privilege

You or your financial intermediary may instruct the Fund to exchange shares of any class for shares of the same class of any other Franklin Templeton or Legg Mason fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and you are eligible to invest in such shares. In addition, you may exchange shares of the Fund for a different share class of the same Fund provided you meet the eligibility requirements of the share class into which you are exchanging. If the Franklin Templeton or Legg Mason fund into which you wish to exchange your shares does not offer the class of shares in which you are currently invested, you may exchange your shares into another share class according to the following table:

Exchange From Share Class	Exchange To Share Class (if exact share class is not offered)
Advisor Class	Class I, Class Z or Class A (without any sales charge)*
Class Z	Class I or Advisor Class
Class R6	Class IS, Advisor Class or Class Z
Class R	Class FI
Class A1	Class A

* If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

In certain comprehensive fee or advisory programs that hold Class A and/or A1 shares, the investor may exchange to Advisor Class, Class I or Class Z shares at the discretion of the financial intermediary. You may exchange shares of the Fund for a class of shares of other funds sold by the Distributor on any day that both the Fund and the fund into which you are exchanging are open for business. Please contact your financial intermediary or the Fund about funds available for exchange.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales also apply to exchanges, including minimum investment amounts (except exchanges of an entire account balance). Exchanges also generally have the same tax consequences as ordinary sales and purchases.

Exchange effects on sales charges. You can exchange shares between most Franklin Templeton and Legg Mason funds within the same class, generally without paying any additional sales charges. If you exchange shares from a money fund

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and those shares were not charged a sales charge previously, however, a sales charge may apply.

Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares.

Exchange effects on Class C conversion feature. If you exchange your Class C shares for the same class of shares of another Franklin Templeton and Legg Mason fund, the time your shares are held in the initial Fund will count towards the 8-year period for automatic conversion to Class A shares.

Rejected exchanges. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

Exchanges through financial intermediaries. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

Fund exchange privilege changes/waiver. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive at least 60 days' notice of any material changes, unless otherwise provided by law.

Other funds' exchange privileges. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton or Legg Mason funds may have different exchange restrictions. Check each fund's prospectus for details.

Exchange of shares into shares of the same Fund. The exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

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Frequent Trading Policy

The Fund's board of trustees has adopted the following policies and procedures with respect to frequent trading in Fund shares (Frequent Trading Policy).

The Fund does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares that may be detrimental to the Fund. For example, this type of trading activity could interfere with the efficient management of the Fund's portfolio or materially increase the Fund's transaction costs, administrative costs or taxes.

Through its transfer agent, the Fund performs ongoing monitoring of shareholder trading in shares of the Fund and other Franklin Templeton funds in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If shareholder trading patterns identified by the transfer agent through monitoring or from other information regarding the shareholder’s trading activity in non-Franklin Templeton funds leads the transfer agent to reasonably conclude that such trading may be detrimental to the Fund as described in this Frequent Trading Policy, the transfer agent, on behalf of the Fund, may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor’s trading patterns, the Fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, “Buying and Selling Shares - Investment by asset allocators and large shareholders” in the SAI). The transfer agent may also reject any purchase request, whether or not it represents part of any ongoing trading pattern, if the Fund's investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the Fund’s portfolio. In determining what actions should be taken, the Fund's transfer agent may consider a variety of factors, including the potential impact of such remedial actions on the Fund and its shareholders. If the Fund is a "fund of funds," the Fund's transfer agent may consider the impact of the trading activity and of any proposed remedial action on both the Fund and the affiliated underlying funds in which the Fund invests.

Frequent trading through financial intermediaries. You are an investor subject to this Frequent Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary, such as a broker-dealer, bank, trust company, insurance company product such as an annuity contract, investment advisor, or an administrator or trustee of an IRS-

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recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan.

Some financial intermediaries maintain master accounts with the Fund on behalf of their customers (“omnibus accounts”). The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund’s transfer agent identifies omnibus account level trading patterns that have the potential to be detrimental to the Fund, the transfer agent may, in its sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon its review of the information, if the transfer agent determines that the trading activity of any customer may be detrimental to the Fund, it may, in its sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. There can be no assurance that the transfer agent’s monitoring of omnibus account level trading patterns will enable it to identify all short-term trading by a financial intermediary’s customers.

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Account Policies

Calculating Share Price

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.846561, which, when rounded to two decimal points, equals 10.85. The offering price per share would be $10.85.

When you sell shares, you receive the NAV minus any applicable CDSC.

All Classes

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund’s share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close, the Fund’s share price would be determined as of the time of the close of the NYSE. If, due to weather or other special or unexpected circumstances, the NYSE has an unscheduled early close on a day that it has opened for business, the Fund reserves the right to consider that day as a regular business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE. The Fund's NAV per share for each class is readily available online at www.franklintempleton.com/performance.

The Fund has an agreement with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Fund. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary

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or its agent. If you place an order through an account at an intermediary, please consult with the intermediary to determine when your order will be executed, as some intermediaries may require that they receive orders prior to a specified cut-off time.

Requests to buy and sell shares are processed at the NAV next calculated after we or an approved financial intermediary receive your request in proper form.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market. Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

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The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation – Municipal Securities – Matrix Pricing (Fair Valuation)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

Accounts with Low Balances

If your account has been open for more than one year and its value falls below $500, we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and proceeds will be sent by Electronic Fund Transfer (ACH) to your bank information on file. If we do not have this information, proceeds will be mailed to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to: (1) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (2) Class A or A1 accounts established pursuant to a conversion from Class C or C1, and any remaining Class C or C1 accounts involved in the conversion, with a low balance due to the conversion; (3) tax-deferred retirement plan accounts; (4) active automatic investment plan accounts; (5) accounts in an Advisory Fee Program; (6) accounts held through a 529 college savings program; (7) Coverdell Education Savings Plan accounts; and (8) accounts currently maintained via robo advice driven services where account investments and reallocations are done through an automated, algorithm-driven platform.

Small account fees To offset the relatively higher impact on fund expenses of servicing smaller accounts, the Fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by your financial intermediary or by Distributors (i.e., for accounts for which Distributors is the broker of record) on the next-to-last business day of the quarter (with an annual maximum of $15.00 per account) if the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. If your financial

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intermediary or Distributors assesses a small account fee, the small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 21 months. Payment of the small account fee through a redemption of fund shares may result in tax consequences to you (see “Distributions and Taxes” for more information).

The small account fee will not be charged on, if applicable: (i) retirement plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Franklin Templeton funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; (iv) Class R, Class R6 and Advisor Class shares; and (v) for new accounts (except for new accounts opened by way of an exchange), a small account fee will not be charged during the calendar quarter in which you open your account.

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts of other funds sold by Distributors in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

The small account fee is calculated on a fund-by-fund basis. If you have one or more accounts in different funds, the account(s) in different funds will not be aggregated for the purpose of calculating the small account fee.

A financial intermediary may impose different minimum account balances on your account than those described above. The Fund is not responsible for any minimum account balances imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific minimum account balances. Please consult with your financial intermediary if you have any questions regarding their policies.

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs. In unusual circumstances or under stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC.

To the extent consistent with applicable laws and regulations, the Fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. The Fund generally expects to use in-kind redemptions in stressed market conditions or under other circumstances where the investment

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manager considers an in-kind redemption to be beneficial to the Fund, such as redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of the large redemption on the Fund and its remaining shareholders. The Fund does not expect to use in-kind redemptions for retail investors who hold shares of the Fund through a financial intermediary. In-kind redemptions typically will be effected through a pro rata distribution of all publicly traded portfolio securities or securities for which quoted bid prices are available, subject to certain exceptions. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the Fund’s net asset value. In some cases, in-kind redemptions may be made other than through a pro rata distribution in accordance with procedures approved by the Fund’s Board of Trustees.

Once distributed in-kind to a shareholder, securities may increase or decrease in value before the shareholder is able to convert them into cash. Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming shareholder.

If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund. You should expect to incur transaction costs upon the disposition of the securities received in the distribution. In addition, you will bear the market risk of the securities you hold until the securities are sold.

Redemptions by Large Shareholders

At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs and/or increase in the Fund's expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Statements, Reports and Prospectuses

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made

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through automatic investment or withdrawal programs, which will be reported on your quarterly statement). Upon receipt, review all account statements and written notifications after each transaction affecting your account and notify us immediately if there is a discrepancy.

You also will receive, or receive notice of the availability of, the Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

You may elect to receive your statements, prospectuses and other documents through electronic delivery (please see "Investor Services - Telephone/Online Privileges").

Investment Representative Account Access

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

Street or Nominee Accounts

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Joint Account Risk with Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other

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registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

• Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner’s signature to redeem shares;

• Redeem Fund shares and direct the redemption proceeds to a pre-established bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise; and

• Purchase Fund shares by debiting a pre-established bank account that may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

• The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

• Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared). In certain circumstances, however, the Fund may not have the ability to delay a redemption request or may not have the time to determine whether a particular redemption would have an adverse effect on the Fund before the redemption request is paid.

• Purchase, redemption and exchange requests mailed to Franklin Templeton’s address in San Mateo, California, rather than to the address set forth in the “Buying Shares” and “Selling Shares” sections above, will be date- and time-stamped when received in San Mateo. If these requests are in proper form, such orders will be priced at the next NAV calculated after the date and time indicated by the stamp on the request.

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• The Fund may modify, suspend, or terminate telephone/online privileges at any time.

• The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

• The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

• In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

• For redemptions over a certain amount, the Fund may, but is not required to, pay redemption proceeds in securities or other assets rather than cash (also known as a redemption in-kind) if the investment manager determines it is in the best interest of the Fund, consistent with applicable law. The investment manager will, in its sole discretion, determine whether a redemption in-kind will be considered for a particular redemption request or type of redemption request. In certain circumstances, however, the investment manager may not have the ability to determine whether a particular redemption could be paid in-kind before the redemption request is paid. If a redemption request is redeemed in-kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

• You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

• To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

• For non-retirement accounts, if you are receiving a dividend, capital gains or a systematic withdrawal plan payment in cash, and at least three consecutive checks remain uncashed for at least six months, the Fund reserves the right to change your distribution option to reinvest future distributions or discontinue your systematic withdrawal plan.

• The Fund may be required to close your account after a period of inactivity, as determined by applicable U.S. state or territory abandoned or unclaimed property laws and regulations, and transfer your shares to the appropriate U.S. state or territory. If your shares are transferred to an applicable U.S. state or territory from an IRA account, that could be treated as a taxable distribution from your IRA to you. For more information on unclaimed property and how to maintain an active account, please contact your Service Agent or the fund’s transfer agent.

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Dealer Compensation

Class A, A1 & C

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Distributors from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder servicing and transfer agent" of the "Management and Other Services" section in the SAI. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

No dealer commission will be paid on Class A NAV purchases by Employer Sponsored Retirement Plans.

If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's investment manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Frequent Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Investment under $100,000	3.50	3.50	--
$100,000 but under $250,000	3.00	3.00	--
$250,000 or more	Up to 1.00	Up to 1.00	--
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately eight years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this

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prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds. In the case of any one intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provide for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, also may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph. You should contact your financial intermediary to determine the amount of any compensation it may receive from Distributors or its affiliates.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual

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funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary's sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

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Questions

If you have any questions about the Fund or your account, you can write to us at P.O. Box 33030, St. Petersburg, FL 33733. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

Department Name	Telephone Number

Shareholder Services	(800) 632-2301
Fund Information	(800) DIAL BEN
(800) 342-5236
Retirement Services	(800) 527-2020
Advisor Services	(800) 524-4040
Hearing Impaired Assistance	For hearing impaired assistance, please contact us via a Relay Service.
Automated Telephone System	(800) 632-2301 (800) 524-4040 (800) 527-2020

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For More Information

You can learn more about the Fund in the following documents:

Annual/Semiannual Report to Shareholders and Form N-CSR Filed with the SEC

Contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report, financial statements or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report, financial statements and the SAI online through www.franklintempleton.com.

Appendix A to the Prospectus -- Intermediary Sales Charge Discounts and Waivers
Contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is a separate document and is incorporated herein by reference (is legally a part of this prospectus).

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

	One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN®/342-5236 www.franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.

Investment Company Act file #811-04149 © 2026 Franklin Templeton. All rights reserved.

APPENDIX A
INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures than the Fund regarding the availability of front-end sales load (charge) waivers or CDSC waivers; exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, all of which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section entitled "Fund Details – Your Account – Choosing a Share Class – Class A, & C" for more information on sales charges and waivers available for different classes.

The information in this Appendix is part of, and incorporated into, the Fund’s prospectus.

AMERIPRISE FINANCIAL

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

• Transaction size breakpoints, as described in this Prospectus or the SAI.

• Rights of accumulation (ROA), as described in this Prospectus or the SAI.

• Letter of intent, as described in this Prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

• Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

• Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

• Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

• Redemptions due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in this Prospectus or the SAI

• Redemptions made in connection with a return of excess contributions from an IRA account

• Shares purchased through a Right of Reinstatement (as defined above)

• Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. DAVIDSON & CO.

Effective June 1, 2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson &. Co. ("D.A. Davidson") platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

• Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

EDWARD D. JONES & CO., L.P. ("EDWARD JONES")

Policies Regarding Transactions Through Edward Jones

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Franklin Templeton funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Franklin Templeton fund family and Franklin Templeton 529 funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

• If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):

o The redemption and repurchase occur in the same account.

o The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

• Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

• Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder.

• Systematic withdrawals with up to 10% per year of the account value.

• Return of excess contributions from an Individual Retirement Account (IRA).

• Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

• Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

• Shares exchanged in an Edward Jones fee-based program.

• Shares acquired through NAV reinstatement.

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

• Shares acquired through a right of reinstatement.

• Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.

• Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

• Shares acquired through a right of reinstatement.

• Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in the fund’s Prospectus.

• Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

J.P. MORGAN SECURITIES LLC

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

• Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

• Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

• Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

• Shares purchased through rights of reinstatement.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

• A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

• Breakpoints as described in the prospectus.

• Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

• Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

MERRILL LYNCH

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers Available at Merrill

• Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Shares purchased through a Merrill investment advisory program

• Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• Shares purchased through the Merrill Edge Self-Directed platform

• Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• Shares purchased by eligible persons associated with the fund as defined in this Prospectus (e.g., the fund’s officers or trustees)

• Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

• Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

• Shares sold due to return of excess contributions from an IRA account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulations

• Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

• Rights of Accumulation (“ROA”), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement

• Letters of Intent (“LOI”), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement. On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement

MORGAN STANLEY

Effective July 1, 2018 shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

• In addition, effective November 12, 2021 for the purpose of calculating rights of accumulation and letters of intent with respect to purchases made in a Morgan Stanley Wealth Management brokerage account, the following definition for “cumulative quantity discount eligible shares” applies. This definition may be more limited than the one contained in this Fund’s Prospectus or SAI. It is the shareholder’s responsibility to inform Morgan Stanley at the time of purchase of any relationship, holdings, or other facts qualifying the purchaser for a discount. Morgan Stanley can ask for documentation of such circumstance. Shareholders should contact Morgan Stanley if they have questions. Cumulative quantity discount eligible shares include:

• Any class of shares of any Franklin Templeton or Legg Mason fund that is registered in the U.S.; and

• Units of a Section 529 Plan where Franklin Templeton or Legg Mason is the program manager.

• For purposes of this section, Franklin Templeton and Legg Mason funds also include Brandywine GLOBAL funds, ClearBridge Investments funds, Martin Currie funds, Western Asset funds and certain other funds managed by affiliated investment advisers. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

OPPENHEIMER & CO., INC.

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

• Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

• Shares purchased by or through a 529 Plan

• Shares purchased through a OPCO affiliated investment advisory program

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

• Employees and registered representatives of OPCO or its affiliates and their family members

• Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

• Death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

• Return of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

• Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

• Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoints as described in this prospectus.

• Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS INVESTMENTS INC. (“PFSI”)

Policies Regarding Transactions Through PFSI

Effective August 1, 2024, the following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.

Share Classes

• Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.

• Class A1 and Class C shares: only in accounts that already hold such shares.

Breakpoints

• Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A or Class A1 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Franklin Templeton funds held by the shareholder on the PSS platform.

• It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Franklin Templeton fund purchased with a sales charge. No shares of Franklin Templeton funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Franklin Templeton fund purchased on the PSS platform.

• Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

• ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent (“LOI”)

• By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

• Only holdings of Franklin Templeton funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Franklin Templeton funds on the PSS platform, or other facts qualifying the purchaser for this discount.

• Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

• If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.

• Shares exchanged into Class A or Class A1 shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

• Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

RAYMOND JAMES®

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

• Shares purchased in an investment advisory program.

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

ROBERT W. BAIRD & CO. (“BAIRD”)

Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A-shares Available at Baird

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

• Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

• Shares purchased within 90 days following a redemption from a Franklin Templeton fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in the fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

• Shares bought due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

• Breakpoints as described in this Prospectus

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of Franklin Templeton fund assets held by accounts within the purchaser’s household at Baird. Eligible Franklin Templeton fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Franklin Templeton funds through Baird, over a 13-month period of time

STIFEL, NICOLAUS & COMPANY, INCORPORATED AND ITS BROKER DEALER AFFILIATES (“STIFEL”)

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the fund’s SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of Accumulation

• Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in Franklin Templeton funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end Sales Charge Waivers on Class A Shares Available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

• Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) shares of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

• Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

• Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

• Shares from rollovers into Stifel from retirement plans to IRAs.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

• Purchases of Class 529-A shares through a rollover from another 529 plan.

• Purchases of Class 529-A shares made for reinvestment of refunded amounts.

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

• Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

• Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

• Shares acquired through a right of reinstatement.

• Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

• Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

• Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

WELLS FARGO CLEARING SERVICES, LLC AND WELLS FARGO ADVISORS FINANCIAL NETWORK, LLC (COLLECTIVELY, “WELLS FARGO ADVISORS”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

• Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisors’ employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

• Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

• Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gifts of shares will not be considered when determining breakpoint discounts.

FRANKLIN TAX-FREE TRUST

Prospectus	July 1, 2026

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Arizona Tax-Free Income Fund	FAZQX	FTAZX	FAZIX	FAZRX	FAZZX
Franklin Colorado Tax-Free Income Fund	FCOQX	FRCOX	FCOIX	FKTLX	FCOZX
Franklin Connecticut Tax-Free Income Fund	FQCTX	FXCTX	FCTIX	FCTQX	FCNZX
Franklin Michigan Tax-Free Income Fund	FMQTX	FTTMX	FRMTX	FKTNX	FMTFX
Franklin Minnesota Tax-Free Income Fund	FMNQX	FMINX	FMNIX	FKTDX	FMNZX
Franklin Ohio Tax-Free Income Fund	FOHQX	FTOIX	FOITX	FKTOX	FROZX
Franklin Oregon Tax-Free Income Fund	FOFQX	FRORX	FORIX	FOFRX	FOFZX
Franklin Pennsylvania Tax-Free Income Fund	FPAQX	FRPAX	FRPTX	FRPRX	FPFZX

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TF3 P 07/26

Contents

Fund Summary

Information about the Fund you should know before investing

Fund Details

More information on investment policies, practices and risks/financial highlights

Investment Goal	75
Principal Investment Policies and Practices	75
Principal Risks	77
Management	84
Distributions and Taxes	87
Financial Highlights	92

Your Account

Information about sales charges, qualified investors, account transactions and services

Choosing a Share Class	133
Buying Shares	145
Investor Services	149
Selling Shares	151
Exchanging Shares	154
Account Policies	158
Questions	169

For More Information

Where to learn more about the Fund

Back Cover

FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Arizona Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Arizona as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

2	Prospectus	www.franklintempleton.com

FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.09%	0.09%	0.08%	0.06%	0.09%
Total annual Fund operating expenses	0.83%	0.68%	1.22%	0.55%	0.58%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$457	$630	$818	$1,362
Class A1	$442	$585	$740	$1,191
Class C	$224	$387	$670	$1,369
Class R6	$56	$176	$307	$689
Advisor Class	$59	$186	$323	$725
If you do not sell your shares:
Class C	$124	$387	$670	$1,369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Arizona.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Arizona: The Fund invests predominantly in Arizona municipal securities. Therefore, events in Arizona are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Arizona. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.76%
Worst Quarter:	2022, Q1	-6.35%

As of March 31, 2026, the Fund’s year-to-date return was -0.11%.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Arizona Tax-Free Income Fund - Class A
Return before taxes	-0.83%	-0.48%	1.44%	—
Return after taxes on distributions	-0.84%	-0.50%	1.43%	—
Return after taxes on distributions and sale of Fund shares	0.75%	0.24%	1.76%	—
Franklin Arizona Tax-Free Income Fund - Class A1	-0.66%	-0.32%	1.53%	—
Franklin Arizona Tax-Free Income Fund - Class C	1.57%	-0.16%	1.33%	—
Franklin Arizona Tax-Free Income Fund - Class R6	3.32%	0.57%	—	1.96%	[1]
Franklin Arizona Tax-Free Income Fund - Advisor Class	3.28%	0.54%	2.02%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Arizona. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Colorado Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Colorado as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.12%	0.12%	0.11%	0.08%	0.12%
Total annual Fund operating expenses	0.87%	0.72%	1.26%	0.58%	0.62%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$460	$642	$838	$1,406
Class A1	$446	$597	$761	$1,236
Class C	$228	$399	$691	$1,414
Class R6	$59	$186	$323	$725
Advisor Class	$63	$198	$345	$774
If you do not sell your shares:
Class C	$128	$399	$691	$1,414

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Colorado.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Colorado: The Fund invests predominantly in Colorado municipal securities. Therefore, events in Colorado are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Colorado. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	8.21%
Worst Quarter:	2022, Q1	-6.26%

As of March 31, 2026, the Fund’s year-to-date return was -0.16%.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Colorado Tax-Free Income Fund - Class A
Return before taxes	-0.54%	-0.47%	1.37%	—
Return after taxes on distributions	-0.55%	-0.49%	1.36%	—
Return after taxes on distributions and sale of Fund shares	0.92%	0.22%	1.70%	—
Franklin Colorado Tax-Free Income Fund - Class A1	-0.30%	-0.31%	1.49%	—
Franklin Colorado Tax-Free Income Fund - Class C	1.97%	-0.15%	1.29%	—
Franklin Colorado Tax-Free Income Fund - Class R6	3.64%	0.57%	—	1.90%	[1]
Franklin Colorado Tax-Free Income Fund - Advisor Class	3.69%	0.55%	1.97%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2013.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Colorado. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Connecticut Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Connecticut as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.17%	0.17%	0.17%	0.11%	0.18%
Total annual Fund operating expenses	1.01%	0.86%	1.41%	0.70%	0.77%
Fee waiver and/or expense reimbursement[1]	-0.11%	-0.11%	-0.11%	-0.08%	-0.12%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.75%	1.30%	0.62%	0.65%

1. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$673	$901	$1,556
Class A1	$449	$629	$824	$1,387
Class C	$232	$435	$760	$1,572
Class R6	$63	$216	$382	$863
Advisor Class	$66	$234	$416	$943
If you do not sell your shares:
Class C	$132	$435	$760	$1,572

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.75% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Connecticut.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Connecticut: The Fund invests predominantly in Connecticut municipal securities. Therefore, events in Connecticut are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Connecticut. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Non-Diversification: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

Class A Annual Total Returns

Best Quarter:	2023, Q4	8.77%
Worst Quarter:	2022, Q1	-6.80%

As of March 31, 2026, the Fund’s year-to-date return was -0.17%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Connecticut Tax-Free Income Fund - Class A
Return before taxes	-0.37%	-0.65%	0.94%	—
Return after taxes on distributions	-0.38%	-0.68%	0.93%	—
Return after taxes on distributions and sale of Fund shares	0.86%	0.03%	1.33%	—
Franklin Connecticut Tax-Free Income Fund - Class A1	-0.18%	-0.50%	1.04%	—
Franklin Connecticut Tax-Free Income Fund - Class C	2.18%	-0.29%	0.86%	—
Franklin Connecticut Tax-Free Income Fund - Class R6	3.80%	0.40%	—	1.56%	[1]
Franklin Connecticut Tax-Free Income Fund - Advisor Class	3.89%	0.38%	1.54%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARY

R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Connecticut. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Michigan Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Michigan.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.10%	0.11%	0.10%	0.06%	0.10%
Total annual Fund operating expenses	0.84%	0.70%	1.24%	0.55%	0.59%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$458	$634	$824	$1,373
Class A1	$444	$591	$750	$1,213
Class C	$226	$393	$680	$1,389
Class R6	$56	$176	$307	$689
Advisor Class	$60	$189	$330	$739
If you do not sell your shares:
Class C	$126	$393	$680	$1,389

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Michigan.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Michigan: The Fund invests predominantly in Michigan municipal securities. Therefore, events in Michigan are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Michigan. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.37%
Worst Quarter:	2022, Q1	-6.39%

As of March 31, 2026, the Fund’s year-to-date return was -0.25%.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Michigan Tax-Free Income Fund - Class A
Return before taxes	-0.77%	-0.75%	1.36%	—
Return after taxes on distributions	-0.78%	-0.76%	1.35%	—
Return after taxes on distributions and sale of Fund shares	0.77%	0.03%	1.68%	—
Franklin Michigan Tax-Free Income Fund - Class A1	-0.64%	-0.61%	1.45%	—
Franklin Michigan Tax-Free Income Fund - Class C	1.54%	-0.45%	1.24%	—
Franklin Michigan Tax-Free Income Fund - Class R6	3.29%	0.28%	—	1.92%	[1]
Franklin Michigan Tax-Free Income Fund - Advisor Class	3.35%	0.26%	1.93%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since June 2026.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Michigan. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Minnesota Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Minnesota.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.11%	0.11%	0.11%	0.06%	0.11%
Total annual Fund operating expenses	0.85%	0.70%	1.25%	0.55%	0.60%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$637	$829	$1,385
Class A1	$444	$591	$750	$1,213
Class C	$227	$396	$686	$1,400
Class R6	$56	$176	$307	$689
Advisor Class	$61	$192	$335	$750
If you do not sell your shares:
Class C	$127	$396	$686	$1,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Minnesota.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Minnesota: The Fund invests predominantly in Minnesota municipal securities. Therefore, events in Minnesota are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Minnesota. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	9.09%
Worst Quarter:	2022, Q1	-6.74%

As of March 31, 2026, the Fund’s year-to-date return was -0.59%.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Minnesota Tax-Free Income Fund - Class A
Return before taxes	0.24%	-0.81%	1.16%	—
Return after taxes on distributions	0.24%	-0.82%	1.16%	—
Return after taxes on distributions and sale of Fund shares	1.36%	-0.06%	1.48%	—
Franklin Minnesota Tax-Free Income Fund - Class A1	0.52%	-0.66%	1.27%	—
Franklin Minnesota Tax-Free Income Fund - Class C	2.77%	-0.48%	1.09%	—
Franklin Minnesota Tax-Free Income Fund - Class R6	4.54%	0.25%	—	1.73%	[1]
Franklin Minnesota Tax-Free Income Fund - Advisor Class	4.50%	0.22%	1.77%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since June 2026.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Minnesota. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Ohio Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Ohio.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.09%	0.09%	0.09%	0.06%	0.09%
Total annual Fund operating expenses	0.82%	0.67%	1.22%	0.54%	0.57%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$582	$735	$1,178
Class C	$224	$387	$670	$1,366
Class R6	$55	$173	$302	$678
Advisor Class	$58	$183	$318	$713
If you do not sell your shares:
Class C	$124	$387	$670	$1,366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Ohio.

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Ohio: The Fund invests predominantly in Ohio municipal securities. Therefore, events in Ohio are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Ohio. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.87%
Worst Quarter:	2022, Q1	-6.66%

As of March 31, 2026, the Fund’s year-to-date return was -0.13%.

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Ohio Tax-Free Income Fund - Class A
Return before taxes	-0.49%	-0.83%	1.32%	—
Return after taxes on distributions	-0.50%	-0.85%	1.31%	—
Return after taxes on distributions and sale of Fund shares	1.01%	-0.04%	1.64%	—
Franklin Ohio Tax-Free Income Fund - Class A1	-0.38%	-0.68%	1.42%	—
Franklin Ohio Tax-Free Income Fund - Class C	1.92%	-0.52%	1.23%	—
Franklin Ohio Tax-Free Income Fund - Class R6	3.59%	0.20%	—	1.78%	[1]
Franklin Ohio Tax-Free Income Fund - Advisor Class	3.64%	0.16%	1.91%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since June 2026.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Ohio. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Oregon Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Oregon as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.09%	0.09%	0.08%	0.05%	0.09%
Total annual Fund operating expenses	0.82%	0.67%	1.21%	0.53%	0.57%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$582	$735	$1,178
Class C	$223	$384	$665	$1,357
Class R6	$54	$170	$297	$665
Advisor Class	$58	$183	$318	$713
If you do not sell your shares:
Class C	$123	$384	$665	$1,357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Oregon.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Oregon: The Fund invests predominantly in Oregon municipal securities. Therefore, events in Oregon are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Oregon. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	7.69%
Worst Quarter:	2022, Q1	-6.43%

As of March 31, 2026, the Fund’s year-to-date return was -0.31%.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Oregon Tax-Free Income Fund - Class A
Return before taxes	-0.59%	-0.73%	1.25%	—
Return after taxes on distributions	-0.60%	-0.74%	1.24%	—
Return after taxes on distributions and sale of Fund shares	0.94%	0.04%	1.59%	—
Franklin Oregon Tax-Free Income Fund - Class A1	-0.47%	-0.59%	1.35%	—
Franklin Oregon Tax-Free Income Fund - Class C	1.81%	-0.41%	1.15%	—
Franklin Oregon Tax-Free Income Fund - Class R6	3.57%	0.32%	—	1.74%	[1]
Franklin Oregon Tax-Free Income Fund - Advisor Class	3.53%	0.28%	1.83%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2000.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Oregon. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
FUND SUMMARY

Franklin Pennsylvania Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Pennsylvania as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FUND SUMMARY

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.11%	0.11%	0.10%	0.06%	0.11%
Total annual Fund operating expenses	0.85%	0.70%	1.24%	0.55%	0.60%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$637	$829	$1,385
Class A1	$444	$591	$750	$1,213
Class C	$226	$393	$680	$1,392
Class R6	$56	$176	$307	$689
Advisor Class	$61	$192	$335	$750
If you do not sell your shares:
Class C	$126	$393	$680	$1,392

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Pennsylvania.

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FUND SUMMARY

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and

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FUND SUMMARY

Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade

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FUND SUMMARY

disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Pennsylvania: The Fund invests predominantly in Pennsylvania municipal securities. Therefore, events in Pennsylvania are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Pennsylvania. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
FUND SUMMARY

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other

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FUND SUMMARY

funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2023, Q4	8.43%
Worst Quarter:	2022, Q1	-6.53%

As of March 31, 2026, the Fund’s year-to-date return was -0.34%.

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FUND SUMMARY

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
Franklin Pennsylvania Tax-Free Income Fund - Class A
Return before taxes	-0.87%	-0.72%	1.12%	—
Return after taxes on distributions	-0.88%	-0.73%	1.11%	—
Return after taxes on distributions and sale of Fund shares	0.76%	0.04%	1.53%	—
Franklin Pennsylvania Tax-Free Income Fund - Class A1	-0.58%	-0.56%	1.23%	—
Franklin Pennsylvania Tax-Free Income Fund - Class C	1.65%	-0.38%	1.04%	—
Franklin Pennsylvania Tax-Free Income Fund - Class R6	3.28%	0.33%	—	1.60%	[1]
Franklin Pennsylvania Tax-Free Income Fund - Advisor Class	3.24%	0.30%	1.72%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns presented in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

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FUND SUMMARY

Portfolio Managers

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Pennsylvania. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FUND DETAILS

Fund Details

Investment Goal

Each of the Michigan Fund’s, Minnesota Fund’s and Ohio Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. Each such Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of that Fund’s state.

Each of the Arizona Fund's, Colorado Fund's, Connecticut Fund's, Oregon Fund's and Pennsylvania Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of that Fund's state as is consistent with prudent investment management and the preservation of shareholders' capital.

Principal Investment Policies and Practices

Under normal market conditions, each Fund (hereafter the “Fund”) invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. The Fund applies this test to its net assets except for the Michigan Fund, Minnesota Fund and Ohio Fund, each of which applies this test to its total assets. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets (or total assets with respect to the Michigan Fund, Minnesota Fund and Ohio Fund) may be invested in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay taxable interest.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, such as Puerto Rico, Guam and the U.S. Virgin Islands, to borrow money for various public and private projects. Municipal securities generally pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.

The Fund only buys municipal securities rated in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities). This limitation generally is applied at the time of purchase and a downgrade of a particular security below one of the top four ratings categories will not automatically cause the Fund to sell the

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security. The investment manager will, however, take such downgrade into account when analyzing the portfolio.

The Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When the Fund believes that it could be beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. The investment manager may also consider the cost of insurance when selecting securities for the Fund. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund's share price or distributions, and shares of the Fund are not insured.

Because of each of the Michigan Fund’s, Minnesota Fund’s and Ohio Fund’s historical investment policy of investing in insured municipal securities, each such Fund's portfolio may consist to a large extent of insured municipal securities.

The Fund also may invest in municipal lease obligations. Municipal lease obligations generally are issued to support a government’s infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The Connecticut Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The Fund may invest in variable and floating rate securities, primarily variable rate demand notes, the interest rates of which change either at specific intervals or whenever a benchmark rate changes. While this feature helps protect against a decline in the security’s market price when interest rates rise, it lowers the Fund’s income when interest rates fall. The Fund may also invest in zero coupon and deferred interest securities.

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A portfolio investment is reviewed for inclusion in the Fund’s 80% basket at the time of investment and generally on a quarterly basis thereafter. If, subsequent to an investment, the Fund identifies that the requirements of the Fund’s 80% investment policy are no longer met, the Fund will make future investments in a manner that will bring the Fund into compliance as soon as reasonably practicable, and no later than 90 days after the Fund's identification of non-compliance with the Fund’s 80% investment policy. The Fund may depart from its 80% investment policy in other-than-normal circumstances for up to 90 days.

Unless stated otherwise, the Fund’s compliance with its other investment limitations and requirements described in this Prospectus is determined at the time of investment. If the applicable investment limitation or requirement is complied with at the time of an investment, any change in asset values, sale of securities, or change in security characteristics will not constitute a violation of that limitation or requirement.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund's portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Temporary Investments

When the investment manager believes market or economic conditions are unusual or unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as variable rate demand notes. Temporary defensive investments generally may include securities that pay taxable interest. The investment manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Interest Rate: Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a

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substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly sell fixed income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a debt security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes.

Credit: The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or an issuer's or security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

The Fund’s portfolio securities may be supported by credit enhancements provided by an insurance company, bank, or other foreign or domestic entity. For example, some municipal securities are insured by a policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts containing high quality securities, including securities backed by the full faith and credit of the U.S. government, to secure the payment of principal and interest. Securities supported by credit enhancements have the credit risk of the entity providing the credit support. To the extent the Fund holds these securities, a change in the credit rating of the entity providing credit support may affect the value of the securities it supports, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an entity providing credit support to meet its obligations.

Liquidity: Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be

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volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely held.

Tax Legislative and Political Changes: The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level. The value of municipal bonds is closely tied to the benefits of tax-exempt income to investors. Significant revisions of federal income tax laws or regulations revising income tax rates or the tax-exempt character of municipal bonds, or even proposed changes and deliberations on this topic by the federal government, could cause municipal bond prices to fall. For example, lower federal income tax rates would reduce certain relative advantages of owning municipal bonds, and lower state income tax rates could have similar effects. In addition, the application of corporate minimum tax rates to financial statement income may have the effect of reducing demand for municipal bonds among corporate investors, which may in turn impact municipal bond prices.

Tax-Exempt Securities: While the Fund endeavors to purchase bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates, inflation or exchange rates, or adverse investor sentiment generally. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse

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developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known.

State and U.S. Territories: Because each Fund invests predominantly in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, man-made or natural disasters, tax base erosion, unfunded pension and healthcare liabilities, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, an investment in each state Fund involves more risk than an investment in a fund that does not focus on municipal securities of a single state. As with state municipal securities, events in any of the U.S. territories (e.g. Puerto Rico, Guam, Mariana Islands and

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the U.S. Virgin Islands) where the Fund is invested may affect the Fund’s investments and its performance.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of May 1, 2026, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

Focus: The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Prepayment: Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund's income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate investments, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers: Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Rating agencies have

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lowered their ratings and withdrawn ratings on some municipal bond insurers. In such cases the insurance may be providing little or no enhancement of credit or resale value to the municipal security and the security rating will reflect the higher of the insurer rating or the rating of the underlying security.

Additional downgrades and withdrawal of ratings from municipal bond insurers would further limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities and potentially increasing the amount of unrated securities held by the Fund.

Market conditions have weakened the municipal bond insurance industry leading state regulators from time to time to require municipal bond insurers to suspend claims payments on outstanding insurance. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a consolidation among municipal bond insurers which have led to a decrease in the supply of insured municipal securities and a concentration of the insurance company credit risk on the securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities: Certain unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Management: The Fund is actively managed and could experience losses (realized and unrealized) if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. The Fund could also experience losses if there are imperfections, errors or limitations in the models, tools, and data used by the investment manager or if the investment manager’s techniques or investment decisions do not produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and

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financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Municipal Lease Obligations: Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

Debt Securities Ratings: The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or that are no longer accurate.

Illiquid Securities: Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them. Securities that are illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Illiquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Zero Coupon and Deferred Interest Securities: These bonds tend to react more sharply to changes in interest rates than traditional bonds. The original discount on zero coupon or delayed interest bonds approximates the total amount of interest

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the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates. Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Non-Diversification: The Connecticut Fund is a "non-diversified" fund. A "non-diversified" fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund's shares and a greater risk of loss.

More detailed information about the Fund and its policies and risks and about municipal securities held by the Fund can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at www.franklintempleton.com.

Management

Franklin Advisers, Inc. (Advisers or investment manager), One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund’s investment manager. Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage, as of May 31, 2026, approximately $1.78 trillion in assets, and have been in the investment management business since 1947.

The Fund is managed by a team of dedicated professionals focused on investments in tax-free securities. The portfolio managers have responsibility for the day-to-day management of particular Funds and operate as a team to develop ideas and implement investment strategy for all the Funds. The portfolio managers of the team are as follows:

John Bonelli Vice President of Advisers
Mr. Bonelli has been a portfolio manager of the Franklin Colorado Tax-Free Income Fund since 2013 and Franklin Arizona Tax-Free Income Fund, Franklin

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Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since 2020. He joined Franklin Templeton in 2010.

James Conn, CFA Senior Vice President of Advisers
Mr. Conn has been a portfolio manager of the Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund and Franklin Ohio Tax-Free Income Fund since June 2026. He joined Franklin Templeton in 1996.

Michael Conn Vice President of Advisers
Mr. Conn has been a portfolio manager of the Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since 2020. He joined Franklin Templeton in 2001.

Garrett L. Hamilton Portfolio Manager of Advisers
Mr. Hamilton has been a portfolio manager of the Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since June 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Hamilton was a portfolio manager for Putnam Investment Management, LLC, which he joined in 2016.

Christopher Sperry, CFA Vice President of Advisers
Mr. Sperry has been a portfolio manager of the Franklin Oregon Tax-Free Income Fund since 2000 and Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since 2020. He joined Franklin Templeton in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Funds are jointly and primarily responsible for the day-to-day management of the Funds’ portfolio. Each portfolio manager has equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

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The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Each Fund pays Advisers a fee for managing the Fund’s assets.

Advisers has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for each Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of each Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation.

For the fiscal year ended February 28, 2026, the Fund paid Advisers an effective management fee equal to the following percentages of the Fund’s average net assets for investment management services.

Fund	Effective management fee
Arizona Fund	0.49%
Colorado Fund	0.50%
Connecticut Fund	0.47%
Michigan Fund	0.49%
Minnesota Fund	0.49%
Ohio Fund	0.48%
Oregon Fund	0.48%
Pennsylvania Fund	0.49%

A discussion regarding the basis for the board of trustees’ approval of each Fund’s investment management agreement is available in each Fund’s report on Form N-CSR for the period ended August 31, 2025.

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Manager of Managers Structure (except for the Michigan Fund, the Ohio Fund and the Pennsylvania Fund)

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency and alleviates the need for the Fund to incur the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund's board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund's board of trustees: set the Fund's overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund's assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund's investment goal, policies and restrictions. Subject to review by the Fund's board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund's assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Distributions and Taxes

The information is provided with respect to each Fund (hereafter the “Fund").

Income and Capital Gain Distributions

As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to declare income dividends from its net investment income each day that its net asset value (NAV) is calculated and pay them monthly. Your account begins to receive dividends on the day the Fund receives your investment, provided the investment is received by the Fund on any business day in good order prior to 1 p.m. Pacific time or the regularly scheduled close of the NYSE, whichever is earlier. Investments received after that time or paid by check will normally begin to earn dividends on the following business day. Dividends will be received by your account through the business day prior to the day on which your proceeds are sent to you. If your shares are purchased through a financial intermediary, you should check with your

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financial intermediary to determine when your purchase order will be effective. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

Annual statements. After the close of each calendar year, you will receive tax information from the Fund with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year. If the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax information, the Fund will send you revised tax information. Distributions declared in October, November or December to shareholders of record in such month and paid in January are treated as if they were paid in December. Additional tax information about the Fund’s distributions is available at www.franklintempleton.com.

Avoid "buying a dividend." At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed taxable income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares a distribution of taxable income or capital gains is sometimes known as “buying a dividend.”

Tax Considerations

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. Distributions from interest earned on the municipal securities of a particular state are also generally exempt from state income tax for individual residents of that state but will generally be taxable to non-residents. The Fund may also make distributions that are taxable to you as ordinary income or capital gains. This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest dividends. Most Fund distributions will consist of exempt-interest dividends that are exempt from regular federal income tax. A portion of these distributions from private activity bond interest may be subject to the federal alternative minimum tax (AMT). Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Exempt-interest dividends from interest earned on the municipal securities

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of a particular state are also generally exempt from that state's personal income tax. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans or other tax-exempt investors.

Capital gains. Fund distributions of capital gains are generally subject to federal and state income tax. Fund distributions of short-term capital gains are subject to tax at ordinary rates. For federal income tax purposes, Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $49,450 in 2026 ($98,900 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $545,500 or $613,700, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $545,500 and married individuals filing jointly with taxable income in excess of $613,700. An additional 3.8% Medicare tax may also be imposed as discussed below.

Taxable income dividends. The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions from this income, if any, are generally subject to federal and state income tax at ordinary rates. The Fund expects that none of its distributions will be qualified dividends subject to reduced rates of tax to individuals. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

Reclassification risk. The IRS has announced that holders of tax-exempt securities (i.e., a security issued as paying tax-exempt interest income) such as the Fund have certain risks if the securities were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the security offering. While the Fund endeavors to purchase bona fide tax-exempt securities there are risks that: (a) a tax-exempt security may be reclassified by the IRS, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax. These events may create taxable income for the Fund and its shareholders and the Fund may be required to send to you and file with the IRS and state tax authorities information returns for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends. In addition, such reclassifications or actions could

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cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Sales of Fund shares. When you sell your shares in the Fund, or exchange them for shares of a different Franklin Templeton or Legg Mason fund, you will generally recognize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your Fund shares for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. An exchange of your shares in one class of the Fund for shares of another class of the same Fund is not taxable and no gain or loss will be reported on the transaction.

Cost basis reporting. If you acquire shares in the Fund on or after January 1, 2012, generally referred to as “covered shares," and sell or exchange them after that date, the Fund is generally required to report cost basis information to you and the IRS annually. The Fund will compute the cost basis of your covered shares using the average cost method, the Fund’s “default method,” unless you contact the Fund to select a different method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal and state income tax returns. Additional information about cost basis reporting is available at www.franklintempleton.com/costbasis.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding. A shareholder may be subject to backup withholding on any distributions of income (including exempt-interest dividends), capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a

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U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the Fund, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. The Fund may be required to report certain shareholder account information to the IRS, non-U.S. taxing authorities or other parties to comply with FATCA.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

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Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are available on the Fund's website and are included in the Form N-CSR filed with the SEC covering the period ended February 28, 2026, which is available upon request.

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Franklin Arizona Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.88		$9.81		$9.60		$10.64	$10.92
Income from investment operations[b]:
Net investment income[c]	0.31		0.30		0.30		0.27	0.25
Net realized and unrealized gains (losses)	0.05		0.07		0.21		(1.04)	(0.28)
Total from investment operations	0.36		0.37		0.51		(0.77)	(0.03)
Less distributions from:
Net investment income	(0.31)		(0.30)		(0.30)		(0.27)	(0.25)
Net asset value, end of year	$9.93		$9.88		$9.81		$9.60	$10.64
Total return[d]	3.79%		3.83%		5.39%		(7.24)%	(0.37)%
Ratios to average net assets
Expenses	0.83%	[e]	0.82%	[f]	0.82%	[f]	0.83% [f]	0.81% [f]
Net investment income	3.27%		3.06%		3.15%		2.79%	2.23%
Supplemental data
Net assets, end of year (000’s)	$206,246		$230,162		$220,872		$212,662	$210,355
Portfolio turnover rate	17.42%		10.60%		7.72%		27.77%	17.24%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Arizona Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.86		$9.80		$9.59		$10.62	$10.90
Income from investment operations[b]:
Net investment income[c]	0.33		0.32		0.32		0.29	0.26
Net realized and unrealized gains (losses)	0.04		0.05		0.20		(1.04)	(0.28)
Total from investment operations	0.37		0.37		0.52		(0.75)	(0.02)
Less distributions from:
Net investment income	(0.32)		(0.31)		(0.31)		(0.28)	(0.26)
Net asset value, end of year	$9.91		$9.86		$9.80		$9.59	$10.62
Total return[d]	3.95%		3.89%		5.55%		(7.02)%	(0.22)%
Ratios to average net assets
Expenses	0.68%	[e]	0.67%	[f]	0.67%	[f]	0.68% [f]	0.66% [f]
Net investment income	3.42%		3.22%		3.30%		2.94%	2.39%
Supplemental data
Net assets, end of year (000’s)	$254,936		$305,231		$349,407		$396,929	$526,131
Portfolio turnover rate	17.42%		10.60%		7.72%		27.77%	17.24%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Arizona Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.03		$9.97		$9.75		$10.81	$11.09
Income from investment operations[b]:
Net investment income[c]	0.28		0.26		0.26		0.23	0.20
Net realized and unrealized gains (losses)	0.05		0.06		0.22		(1.06)	(0.28)
Total from investment operations	0.33		0.32		0.48		(0.83)	(0.08)
Less distributions from:
Net investment income	(0.27)		(0.26)		(0.26)		(0.23)	(0.20)
Net asset value, end of year	$10.09		$10.03		$9.97		$9.75	$10.81
Total return[d]	3.41%		3.24%		4.98%		(7.69)%	(0.76)%
Ratios to average net assets
Expenses	1.22%	[e]	1.21%	[f]	1.21%	[f]	1.22% [f]	1.20% [f]
Net investment income	2.81%		2.61%		2.68%		2.33%	1.80%
Supplemental data
Net assets, end of year (000’s)	$13,602		$17,424		$24,653		$32,466	$48,833
Portfolio turnover rate	17.42%		10.60%		7.72%		27.77%	17.24%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Arizona Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.89	$9.83		$9.62		$10.66	$10.94
Income from investment operations[b]:
Net investment income[c]	0.34	0.33		0.33		0.30	0.28
Net realized and unrealized gains (losses)	0.05	0.06		0.20		(1.04)	(0.28)
Total from investment operations	0.39	0.39		0.53		(0.74)	—
Less distributions from:
Net investment income	(0.34)	(0.33)		(0.32)		(0.30)	(0.28)
Net asset value, end of year	$9.94	$9.89		$9.83		$9.62	$10.66
Total return	4.08%	4.01%		5.67%		(6.96)%	(0.08)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.55%	0.54%		0.54%		0.55%	0.53%
Expenses net of waiver and payments by affiliates	0.55%	0.54%	[d]	0.54%	[d]	0.54% [d]	0.52% [d]
Net investment income	3.55%	3.33%		3.43%		3.06%	2.51%
Supplemental data
Net assets, end of year (000’s)	$23,802	$25,494		$25,018		$19,946	$28,123
Portfolio turnover rate	17.42%	10.60%		7.72%		27.77%	17.24%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

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Franklin Arizona Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.89		$9.83		$9.62		$10.65	$10.94
Income from investment operations[b]:
Net investment income[c]	0.34		0.33		0.33		0.30	0.27
Net realized and unrealized gains (losses)	0.04		0.05		0.20		(1.04)	(0.29)
Total from investment operations	0.38		0.38		0.53		(0.74)	(0.02)
Less distributions from:
Net investment income	(0.33)		(0.32)		(0.32)		(0.29)	(0.27)
Net asset value, end of year	$9.94		$9.89		$9.83		$9.62	$10.65
Total return	4.04%		3.98%		5.64%		(6.91)%	(0.21)%
Ratios to average net assets
Expenses	0.58%	[d]	0.57%	[e]	0.56%	[e]	0.57% [e]	0.56% [e]
Net investment income	3.51%		3.31%		3.40%		3.02%	2.48%
Supplemental data
Net assets, end of year (000’s)	$111,255		$122,601		$103,552		$114,323	$178,256
Portfolio turnover rate	17.42%		10.60%		7.72%		27.77%	17.24%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

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Franklin Colorado Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.59		$10.54		$10.26		$11.40	$11.69
Income from investment operations[b]:
Net investment income[c]	0.35		0.32		0.30		0.28	0.25
Net realized and unrealized gains (losses)	0.07		0.05		0.28		(1.15)	(0.29)
Total from investment operations	0.42		0.37		0.58		(0.87)	(0.04)
Less distributions from:
Net investment income	(0.33)		(0.32)		(0.30)		(0.27)	(0.25)
Net asset value, end of year	$10.68		$10.59		$10.54		$10.26	$11.40
Total return[d]	4.11%		3.57%		5.74%		(7.63)%	(0.43)%
Ratios to average net assets
Expenses	0.87%	[e]	0.85%	[f]	0.85%	[f]	0.85% [f]	0.83% [f]
Net investment income	3.33%		3.05%		2.90%		2.62%	2.08%
Supplemental data
Net assets, end of year (000’s)	$121,401		$122,273		$121,792		$117,511	$142,935
Portfolio turnover rate	11.43%		13.97%		15.33%		13.39%	14.21%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Colorado Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.58		$10.54		$10.26		$11.40	$11.68
Income from investment operations[b]:
Net investment income[c]	0.36		0.34		0.31		0.29	0.26
Net realized and unrealized gains (losses)	0.08		0.04		0.28		(1.14)	(0.28)
Total from investment operations	0.44		0.38		0.59		(0.85)	(0.02)
Less distributions from:
Net investment income	(0.35)		(0.34)		(0.31)		(0.29)	(0.26)
Net asset value, end of year	$10.67		$10.58		$10.54		$10.26	$11.40
Total return[d]	4.27%		3.63%		5.90%		(7.49)%	(0.19)%
Ratios to average net assets
Expenses	0.72%	[e]	0.70%	[f]	0.70%	[f]	0.70% [f]	0.68% [f]
Net investment income	3.48%		3.20%		3.05%		2.77%	2.24%
Supplemental data
Net assets, end of year (000’s)	$202,362		$227,023		$255,227		$287,013	$386,962
Portfolio turnover rate	11.43%		13.97%		15.33%		13.39%	14.21%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Colorado Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.72		$10.67		$10.39		$11.54	$11.83
Income from investment operations[b]:
Net investment income[c]	0.30		0.28		0.26		0.23	0.20
Net realized and unrealized gains (losses)	0.07		0.05		0.28		(1.15)	(0.29)
Total from investment operations	0.37		0.33		0.54		(0.92)	(0.09)
Less distributions from:
Net investment income	(0.29)		(0.28)		(0.26)		(0.23)	(0.20)
Net asset value, end of year	$10.80		$10.72		$10.67		$10.39	$11.54
Total return[d]	3.55%		3.10%		5.24%		(8.00)%	(0.83)%
Ratios to average net assets
Expenses	1.26%	[e]	1.25%	[f]	1.24%	[f]	1.24% [f]	1.23% [f]
Net investment income	2.88%		2.60%		2.44%		2.18%	1.66%
Supplemental data
Net assets, end of year (000’s)	$8,066		$12,151		$16,388		$23,346	$36,062
Portfolio turnover rate	11.43%		13.97%		15.33%		13.39%	14.21%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Colorado Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.59		$10.55		$10.27		$11.41	$11.69
Income from investment operations[b]:
Net investment income[c]	0.38		0.35		0.33		0.31	0.28
Net realized and unrealized gains (losses)	0.07		0.04		0.28		(1.15)	(0.28)
Total from investment operations	0.45		0.39		0.61		(0.84)	—
Less distributions from:
Net investment income	(0.36)		(0.35)		(0.33)		(0.30)	(0.28)
Net asset value, end of year	$10.68		$10.59		$10.55		$10.27	$11.41
Total return	4.42%		3.77%		6.03%		(7.35)%	(0.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.58%		0.56%		0.56%		0.56%	0.55%
Expenses net of waiver and payments by affiliates	0.58%	[d]	0.56%	[e]	0.56%	[e]	0.55% [e]	0.54% [e]
Net investment income	3.64%		3.34%		3.18%		2.91%	2.38%
Supplemental data
Net assets, end of year (000’s)	$25,629		$16,355		$15,928		$15,147	$23,615
Portfolio turnover rate	11.43%		13.97%		15.33%		13.39%	14.21%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

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Franklin Colorado Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.58		$10.54		$10.26		$11.40	$11.68
Income from investment operations[b]:
Net investment income[c]	0.37		0.35		0.32		0.30	0.28
Net realized and unrealized gains (losses)	0.08		0.04		0.28		(1.14)	(0.28)
Total from investment operations	0.45		0.39		0.60		(0.84)	—
Less distributions from:
Net investment income	(0.36)		(0.35)		(0.32)		(0.30)	(0.28)
Net asset value, end of year	$10.67		$10.58		$10.54		$10.26	$11.40
Total return	4.28%		3.83%		6.00%		(7.40)%	(0.10)%
Ratios to average net assets
Expenses	0.62%	[d]	0.60%	[e]	0.60%	[e]	0.60% [e]	0.58% [e]
Net investment income	3.58%		3.30%		3.15%		2.87%	2.33%
Supplemental data
Net assets, end of year (000’s)	$139,523		$131,282		$97,040		$97,723	$137,797
Portfolio turnover rate	11.43%		13.97%		15.33%		13.39%	14.21%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

102	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.15	$9.12		$8.86		$9.85	$10.17
Income from investment operations[b]:
Net investment income[c]	0.26	0.24		0.24		0.22	0.20
Net realized and unrealized gains (losses)	0.14	0.03		0.26		(0.99)	(0.32)
Total from investment operations	0.40	0.27		0.50		(0.77)	(0.12)
Less distributions from:
Net investment income	(0.25)	(0.24)		(0.24)		(0.22)	(0.20)
Net asset value, end of year	$9.30	$9.15		$9.12		$8.86	$9.85
Total return[d]	4.42%	3.14%		5.78%		(7.84)%	(1.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.01%	1.00%		0.98%		0.97%	0.98%
Expenses net of waiver and payments by affiliates	0.90%	0.90%	[e]	0.90%	[e]	0.91% [e]	0.98% [e]
Net investment income	2.85%	2.66%		2.74%		2.44%	1.95%
Supplemental data
Net assets, end of year (000’s)	$31,568	$31,359		$29,938		$27,698	$34,084
Portfolio turnover rate	10.75%	12.35%		13.95%		14.70%	23.52%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	103

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.15	$9.11		$8.85		$9.84	$10.16
Income from investment operations[b]:
Net investment income[c]	0.27	0.26		0.26		0.23	0.22
Net realized and unrealized gains (losses)	0.14	0.04		0.26		(0.99)	(0.32)
Total from investment operations	0.41	0.30		0.52		(0.76)	(0.10)
Less distributions from:
Net investment income	(0.27)	(0.26)		(0.26)		(0.23)	(0.22)
Net asset value, end of year	$9.29	$9.15		$9.11		$8.85	$9.84
Total return[d]	4.58%	3.30%		5.94%		(7.71)%	(1.08)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.86%	0.85%		0.83%		0.83%	0.83%
Expenses net of waiver and payments by affiliates	0.75%	0.75%	[e]	0.75%	[e]	0.76% [e]	0.83% [e]
Net investment income	3.00%	2.81%		2.89%		2.59%	2.12%
Supplemental data
Net assets, end of year (000’s)	$73,197	$79,581		$89,034		$93,653	$119,599
Portfolio turnover rate	10.75%	12.35%		13.95%		14.70%	23.52%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

104	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.22	$9.18		$8.92		$9.92	$10.24
Income from investment operations[b]:
Net investment income[c]	0.22	0.21		0.21		0.18	0.16
Net realized and unrealized gains (losses)	0.15	0.03		0.26		(1.00)	(0.32)
Total from investment operations	0.37	0.24		0.47		(0.82)	(0.16)
Less distributions from:
Net investment income	(0.22)	(0.20)		(0.21)		(0.18)	(0.16)
Net asset value, end of year	$9.37	$9.22		$9.18		$8.92	$9.92
Total return[d]	4.08%	2.70%		5.31%		(8.26)%	(1.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.41%	1.39%		1.37%		1.37%	1.38%
Expenses net of waiver and payments by affiliates	1.30%	1.29%	[e]	1.29%	[e]	1.31% [e]	1.38% [e]
Net investment income	2.43%	2.23%		2.31%		2.01%	1.58%
Supplemental data
Net assets, end of year (000’s)	$2,705	$2,762		$4,067		$4,828	$7,281
Portfolio turnover rate	10.75%	12.35%		13.95%		14.70%	23.52%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	105

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.15	$9.11		$8.85		$9.84	$10.16
Income from investment operations[b]:
Net investment income[c]	0.28	0.27		0.27		0.25	0.23
Net realized and unrealized gains (losses)	0.14	0.04		0.26		(1.00)	(0.32)
Total from investment operations	0.42	0.31		0.53		(0.75)	(0.09)
Less distributions from:
Net investment income	(0.28)	(0.27)		(0.27)		(0.24)	(0.23)
Net asset value, end of year	$9.29	$9.15		$9.11		$8.85	$9.84
Total return	4.71%	3.43%		6.08%		(7.58)%	(0.91)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.70%	0.71%		0.69%		0.69%	0.68%
Expenses net of waiver and payments by affiliates	0.62%	0.62%	[d]	0.63%	[d]	0.63% [d]	0.67% [d]
Net investment income	3.14%	2.94%		3.03%		2.75%	2.27%
Supplemental data
Net assets, end of year (000’s)	$11,871	$7,950		$6,947		$2,952	$1,815
Portfolio turnover rate	10.75%	12.35%		13.95%		14.70%	23.52%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

106	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026	2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.14	$9.10		$8.84		$9.83	$10.15
Income from investment operations[b]:
Net investment income[c]	0.28	0.26		0.27		0.24	0.23
Net realized and unrealized gains (losses)	0.14	0.04		0.25		(0.99)	(0.32)
Total from investment operations	0.42	0.30		0.52		(0.75)	(0.09)
Less distributions from:
Net investment income	(0.27)	(0.26)		(0.26)		(0.24)	(0.23)
Net asset value, end of year	$9.29	$9.14		$9.10		$8.84	$9.83
Total return	4.80%	3.40%		6.05%		(7.63)%	(0.98)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.77%	0.76%		0.73%		0.73%	0.73%
Expenses net of waiver and payments by affiliates	0.65%	0.65%	[d]	0.65%	[d]	0.66% [d]	0.73% [d]
Net investment income	3.11%	2.91%		3.01%		2.69%	2.22%
Supplemental data
Net assets, end of year (000’s)	$41,679	$30,246		$15,886		$14,477	$20,378
Portfolio turnover rate	10.75%	12.35%		13.95%		14.70%	23.52%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	107

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.52		$10.53	$10.30		$11.43	$11.84
Income from investment operations[b]:
Net investment income[c]	0.34		0.31	0.31		0.29	0.26
Net realized and unrealized gains (losses)	0.05		(0.01)	0.23		(1.14)	(0.41)
Total from investment operations	0.39		0.30	0.54		(0.85)	(0.15)
Less distributions from:
Net investment income	(0.33)		(0.31)	(0.31)		(0.28)	(0.26)
Net asset value, end of year	$10.58		$10.52	$10.53		$10.30	$11.43
Total return[d]	3.80%		2.94%	5.35%		(7.43)%	(1.35)%
Ratios to average net assets
Expenses	0.84%	[e]	0.83% [f]	0.83%	[f]	0.83% [f]	0.83% [f]
Net investment income	3.25%		2.99%	3.05%		2.71%	2.16%
Supplemental data
Net assets, end of year (000’s)	$121,156		$128,058	$125,673		$120,384	$134,390
Portfolio turnover rate	14.13%		12.42%	8.99%		27.70%	22.05%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

108	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.51		$10.52	$10.29		$11.42	$11.82
Income from investment operations[b]:
Net investment income[c]	0.35		0.33	0.33		0.30	0.28
Net realized and unrealized gains (losses)	0.05		(0.01)	0.23		(1.13)	(0.40)
Total from investment operations	0.40		0.32	0.56		(0.83)	(0.12)
Less distributions from:
Net investment income	(0.34)		(0.33)	(0.33)		(0.30)	(0.28)
Net asset value, end of year	$10.57		$10.51	$10.52		$10.29	$11.42
Total return[d]	3.96%		3.10%	5.52%		(7.29)%	(1.12)%
Ratios to average net assets
Expenses	0.70%	[e]	0.68% [f]	0.68%	[f]	0.68% [f]	0.68% [f]
Net investment income	3.40%		3.14%	3.19%		2.85%	2.32%
Supplemental data
Net assets, end of year (000’s)	$380,464		$420,060	$461,520		$497,643	$628,769
Portfolio turnover rate	14.13%		12.42%	8.99%		27.70%	22.05%
a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	109

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.68		$10.69	$10.46		$11.61	$12.02
Income from investment operations[b]:
Net investment income[c]	0.29		0.27	0.27		0.24	0.21
Net realized and unrealized gains (losses)	0.05		(0.01)	0.23		(1.15)	(0.41)
Total from investment operations	0.34		0.26	0.50		(0.91)	(0.20)
Less distributions from:
Net investment income	(0.28)		(0.27)	(0.27)		(0.24)	(0.21)
Net asset value, end of year	$10.74		$10.68	$10.69		$10.46	$11.61
Total return[d]	3.33%		2.48%	4.85%		(7.86)%	(1.73)%
Ratios to average net assets
Expenses	1.24%	[e]	1.22% [f]	1.22%	[f]	1.22% [f]	1.22% [f]
Net investment income	2.79%		2.54%	2.56%		2.25%	1.73%
Supplemental data
Net assets, end of year (000’s)	$12,718		$15,568	$21,272		$30,730	$43,148
Portfolio turnover rate	14.13%		12.42%	8.99%		27.70%	22.05%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

110	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.55		$10.56	$10.33		$11.46	$11.87
Income from investment operations[b]:
Net investment income[c]	0.37		0.34	0.34		0.32	0.29
Net realized and unrealized gains (losses)	0.05		(0.01)	0.23		(1.14)	(0.41)
Total from investment operations	0.42		0.33	0.57		(0.82)	(0.12)
Less distributions from:
Net investment income	(0.36)		(0.34)	(0.34)		(0.31)	(0.29)
Net asset value, end of year	$10.61		$10.55	$10.56		$10.33	$11.46
Total return	4.09%		3.22%	5.64%		(7.14)%	(1.06)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.55%		0.55%	0.55%		0.55%	0.55%
Expenses net of waiver and payments by affiliates	0.55%	[d]	0.55% [e]	0.55%	[e]	0.54% [e]	0.54% [e]
Net investment income	3.55%		3.26%	3.33%		2.99%	2.44%
Supplemental data
Net assets, end of year (000’s)	$22,918		$11,617	$14,947		$9,690	$11,255
Portfolio turnover rate	14.13%		12.42%	8.99%		27.70%	22.05%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	111

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.54		$10.55	$10.32		$11.46	$11.86
Income from investment operations[b]:
Net investment income[c]	0.36		0.34	0.34		0.31	0.29
Net realized and unrealized gains (losses)	0.06		(0.01)	0.23		(1.14)	(0.40)
Total from investment operations	0.42		0.33	0.57		(0.83)	(0.11)
Less distributions from:
Net investment income	(0.35)		(0.34)	(0.34)		(0.31)	(0.29)
Net asset value, end of year	$10.61		$10.54	$10.55		$10.32	$11.46
Total return	4.15%		3.20%	5.61%		(7.26)%	(1.01)%
Ratios to average net assets
Expenses	0.59%	[d]	0.58% [e]	0.58%	[e]	0.58% [e]	0.58% [e]
Net investment income	3.50%		3.24%	3.27%		2.95%	2.41%
Supplemental data
Net assets, end of year (000’s)	$126,997		$114,791	$67,780		$80,068	$107,625
Portfolio turnover rate	14.13%		12.42%	8.99%		27.70%	22.05%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

112	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.27		$11.24	$11.03		$12.20	$12.62
Income from investment operations[b]:
Net investment income[c]	0.34		0.34	0.32		0.28	0.23
Net realized and unrealized gains (losses)	0.17		0.02	0.20		(1.18)	(0.42)
Total from investment operations	0.51		0.36	0.52		(0.90)	(0.19)
Less distributions from:
Net investment income	(0.34)		(0.33)	(0.31)		(0.27)	(0.23)
Net asset value, end of year	$11.44		$11.27	$11.24		$11.03	$12.20
Total return[d]	4.67%		3.29%	4.81%		(7.35)%	(1.59)%
Ratios to average net assets
Expenses[e]	0.85%	[f]	0.83%	0.84%		0.84%	0.83%
Net investment income	3.11%		3.00%	2.88%		2.48%	1.79%
Supplemental data
Net assets, end of year (000’s)	$177,539		$179,854	$174,047		$173,008	$193,021
Portfolio turnover rate	5.26%		4.25%	20.83%		19.82%	19.81%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	113

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.27		$11.24	$11.02		$12.19	$12.61
Income from investment operations[b]:
Net investment income[c]	0.36		0.35	0.33		0.29	0.25
Net realized and unrealized gains (losses)	0.16		0.03	0.22		(1.17)	(0.42)
Total from investment operations	0.52		0.38	0.55		(0.88)	(0.17)
Less distributions from:
Net investment income	(0.36)		(0.35)	(0.33)		(0.29)	(0.25)
Net asset value, end of year	$11.43		$11.27	$11.24		$11.02	$12.19
Total return[d]	4.74%		3.45%	5.06%		(7.21)%	(1.44)%
Ratios to average net assets
Expenses[e]	0.70%	[f]	0.68%	0.69%		0.69%	0.69%
Net investment income	3.27%		3.15%	3.03%		2.62%	1.94%
Supplemental data
Net assets, end of year (000’s)	$240,873		$290,503	$328,953		$376,659	$506,601
Portfolio turnover rate	5.26%		4.25%	20.83%		19.82%	19.81%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

114	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.40		$11.37	$11.15		$12.33	$12.76
Income from investment operations[b]:
Net investment income[c]	0.30		0.29	0.27		0.23	0.17
Net realized and unrealized gains (losses)	0.17		0.03	0.21		(1.18)	(0.43)
Total from investment operations	0.47		0.32	0.48		(0.95)	(0.26)
Less distributions from:
Net investment income	(0.30)		(0.29)	(0.26)		(0.23)	(0.17)
Net asset value, end of year	$11.57		$11.40	$11.37		$11.15	$12.33
Total return[d]	4.11%		2.84%	4.42%		(7.73)%	(2.05)%
Ratios to average net assets
Expenses[e]	1.25%	[f]	1.23%	1.23%		1.23%	1.23%
Net investment income	2.68%		2.55%	2.43%		2.03%	1.36%
Supplemental data
Net assets, end of year (000’s)	$21,348		$26,961	$38,418		$52,613	$81,058
Portfolio turnover rate	5.26%		4.25%	20.83%		19.82%	19.81%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	115

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.29	$11.26	$11.04		$12.21	$12.64
Income from investment operations[b]:
Net investment income[c]	0.38	0.37	0.35		0.31	0.27
Net realized and unrealized gains (losses)	0.15	0.03	0.21		(1.17)	(0.43)
Total from investment operations	0.53	0.40	0.56		(0.86)	(0.16)
Less distributions from:
Net investment income	(0.37)	(0.37)	(0.34)		(0.31)	(0.27)
Net asset value, end of year	$11.45	$11.29	$11.26		$11.04	$12.21
Total return	4.89%	3.59%	5.20%		(7.06)%	(1.28)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.55%	0.54%	0.54%		0.54%	0.54%
Expenses net of waiver and payments by affiliates[d]	0.55%	0.54%	0.54%		0.53%	0.53%
Net investment income	3.41%	3.29%	3.18%		2.77%	2.10%
Supplemental data
Net assets, end of year (000’s)	$21,019	$23,165	$18,009		$11,973	$16,571
Portfolio turnover rate	5.26%	4.25%	20.83%		19.82%	19.81%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

116	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.28		$11.25	$11.04		$12.21	$12.63
Income from investment operations[b]:
Net investment income[c]	0.37		0.36	0.34		0.31	0.26
Net realized and unrealized gains (losses)	0.17		0.03	0.21		(1.18)	(0.42)
Total from investment operations	0.54		0.39	0.55		(0.87)	(0.16)
Less distributions from:
Net investment income	(0.37)		(0.36)	(0.34)		(0.30)	(0.26)
Net asset value, end of year	$11.45		$11.28	$11.25		$11.04	$12.21
Total return	4.93%		3.55%	5.07%		(7.11)%	(1.34)%
Ratios to average net assets
Expenses[d]	0.60%	[e]	0.58%	0.59%		0.59%	0.58%
Net investment income	3.36%		3.24%	3.12%		2.71%	2.04%
Supplemental data
Net assets, end of year (000’s)	$159,406		$139,196	$148,704		$197,029	$266,255
Portfolio turnover rate	5.26%		4.25%	20.83%		19.82%	19.81%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	117

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.52		$11.50		$11.29		$12.54	$12.90
Income from investment operations[b]:
Net investment income[c]	0.38		0.36		0.34		0.31	0.25
Net realized and unrealized gains (losses)	0.09		0.02		0.21		(1.26)	(0.36)
Total from investment operations	0.47		0.38		0.55		(0.95)	(0.11)
Less distributions from:
Net investment income	(0.38)		(0.36)		(0.34)		(0.30)	(0.25)
Net asset value, end of year	$11.61		$11.52		$11.50		$11.29	$12.54
Total return[d]	4.21%		3.34%		4.96%		(7.57)%	(0.90)%
Ratios to average net assets
Expenses	0.82%	[e]	0.81%	[f]	0.81%	[f]	0.81% [f]	0.81% [f]
Net investment income	3.38%		3.10%		3.01%		2.66%	1.94%
Supplemental data
Net assets, end of year (000’s)	$255,039		$259,588		$261,839		$269,364	$315,516
Portfolio turnover rate	10.45%		13.17%		9.53%		26.92%	24.59%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

118	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.51		$11.49		$11.28		$12.54	$12.90
Income from investment operations[b]:
Net investment income[c]	0.40		0.37		0.36		0.32	0.27
Net realized and unrealized gains (losses)	0.09		0.03		0.21		(1.26)	(0.36)
Total from investment operations	0.49		0.40		0.57		(0.94)	(0.09)
Less distributions from:
Net investment income	(0.40)		(0.38)		(0.36)		(0.32)	(0.27)
Net asset value, end of year	$11.60		$11.51		$11.49		$11.28	$12.54
Total return[d]	4.37%		3.50%		5.12%		(7.51)%	(0.75)%
Ratios to average net assets
Expenses	0.67%	[e]	0.66%	[f]	0.66%	[f]	0.66% [f]	0.66% [f]
Net investment income	3.53%		3.25%		3.16%		2.80%	2.10%
Supplemental data
Net assets, end of year (000’s)	$437,233		$492,750		$559,066		$628,747	$850,932
Portfolio turnover rate	10.45%		13.17%		9.53%		26.92%	24.59%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	119

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.67		$11.65		$11.44		$12.71	$13.08
Income from investment operations[b]:
Net investment income[c]	0.33		0.31		0.29		0.26	0.20
Net realized and unrealized gains (losses)	0.09		0.02		0.21		(1.28)	(0.37)
Total from investment operations	0.42		0.33		0.50		(1.02)	(0.17)
Less distributions from:
Net investment income	(0.33)		(0.31)		(0.29)		(0.25)	(0.20)
Net asset value, end of year	$11.76		$11.67		$11.65		$11.44	$12.71
Total return[d]	3.74%		2.88%		4.47%		(8.00)%	(1.36)%
Ratios to average net assets
Expenses	1.22%	[e]	1.20%	[f]	1.20%	[f]	1.20% [f]	1.20% [f]
Net investment income	2.93%		2.65%		2.55%		2.20%	1.52%
Supplemental data
Net assets, end of year (000’s)	$22,943		$34,844		$54,356		$78,486	$125,479
Portfolio turnover rate	10.45%		13.17%		9.53%		26.92%	24.59%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

120	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.53		$11.51		$11.30		$12.55	$12.91
Income from investment operations[b]:
Net investment income[c]	0.41		0.39		0.37		0.34	0.29
Net realized and unrealized gains (losses)	0.08		0.02		0.21		(1.25)	(0.36)
Total from investment operations	0.49		0.41		0.58		(0.91)	(0.07)
Less distributions from:
Net investment income	(0.41)		(0.39)		(0.37)		(0.34)	(0.29)
Net asset value, end of year	$11.61		$11.53		$11.51		$11.30	$12.55
Total return	4.42%		3.63%		5.26%		(7.29)%	(0.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.54%		0.53%		0.53%		0.54%	0.53%
Expenses net of waiver and payments by affiliates	0.54%	[d]	0.53%	[e]	0.53%	[d,e]	0.52% [e]	0.52% [e]
Net investment income	3.67%		3.39%		3.31%		2.94%	2.23%
Supplemental data
Net assets, end of year (000’s)	$21,784		$22,877		$20,781		$14,734	$21,433
Portfolio turnover rate	10.45%		13.17%		9.53%		26.92%	24.59%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	121

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.53		$11.50		$11.30		$12.55	$12.91
Income from investment operations[b]:
Net investment income[c]	0.41		0.39		0.37		0.33	0.29
Net realized and unrealized gains (losses)	0.08		0.03		0.20		(1.25)	(0.37)
Total from investment operations	0.49		0.42		0.57		(0.92)	(0.08)
Less distributions from:
Net investment income	(0.41)		(0.39)		(0.37)		(0.33)	(0.28)
Net asset value, end of year	$11.61		$11.53		$11.50		$11.30	$12.55
Total return	4.38%		3.60%		5.22%		(7.33)%	(0.65)%
Ratios to average net assets
Expenses	0.57%	[d]	0.56%	[e]	0.56%	[e]	0.56% [e]	0.56% [e]
Net investment income	3.63%		3.35%		3.25%		2.89%	2.20%
Supplemental data
Net assets, end of year (000’s)	$179,242		$181,308		$182,390		$209,487	$299,002
Portfolio turnover rate	10.45%		13.17%		9.53%		26.92%	24.59%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

122	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Oregon Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.52		$10.53	$10.35		$11.45	$11.73
Income from investment operations[b]:
Net investment income[c]	0.35		0.32	0.31		0.27	0.23
Net realized and unrealized gains (losses)	0.06		(0.01)	0.18		(1.10)	(0.28)
Total from investment operations	0.41		0.31	0.49		(0.83)	(0.05)
Less distributions from:
Net investment income	(0.34)		(0.32)	(0.31)		(0.27)	(0.23)
Net asset value, end of year	$10.59		$10.52	$10.53		$10.35	$11.45
Total return[d]	4.08%		3.04%	4.80%		(7.27)%	(0.48)%
Ratios to average net assets
Expenses	0.82%	[e]	0.81% [f]	0.82%	[f]	0.81% [f]	0.80% [f]
Net investment income	3.42%		3.08%	3.03%		2.56%	1.93%
Supplemental data
Net assets, end of year (000’s)	$215,482		$209,434	$202,385		$208,460	$251,006
Portfolio turnover rate	16.43%		11.31%	15.03%		32.94%	19.83%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	123

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Oregon Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.52		$10.52		$10.34		$11.44	$11.72
Income from investment operations[b]:
Net investment income[c]	0.37		0.34		0.33		0.29	0.25
Net realized and unrealized gains (losses)	0.05		—	[d]	0.17		(1.11)	(0.28)
Total from investment operations	0.42		0.34		0.50		(0.82)	(0.03)
Less distributions from:
Net investment income	(0.36)		(0.34)		(0.32)		(0.28)	(0.25)
Net asset value, end of year	$10.58		$10.52		$10.52		$10.34	$11.44
Total return[e]	4.14%		3.19%		5.06%		(7.14)%	(0.33)%
Ratios to average net assets
Expenses	0.67%	[f]	0.66%	[g]	0.67%	[g]	0.66% [g]	0.65% [g]
Net investment income	3.57%		3.23%		3.19%		2.71%	2.08%
Supplemental data
Net assets, end of year (000’s)	$398,922		$452,986		$513,161		$562,620	$731,732
Portfolio turnover rate	16.43%		11.31%		15.03%		32.94%	19.83%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

g Benefit of expense reduction rounds to less than 0.01%.

124	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Oregon Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.68		$10.69	$10.50		$11.63	$11.91
Income from investment operations[b]:
Net investment income[c]	0.31		0.28	0.27		0.23	0.18
Net realized and unrealized gains (losses)	0.06		(0.01)	0.18		(1.14)	(0.28)
Total from investment operations	0.37		0.27	0.45		(0.91)	(0.10)
Less distributions from:
Net investment income	(0.30)		(0.28)	(0.26)		(0.22)	(0.18)
Net asset value, end of year	$10.75		$10.68	$10.69		$10.50	$11.63
Total return[d]	3.60%		2.57%	4.40%		(7.79)%	(0.79)%
Ratios to average net assets
Expenses	1.21%	[e]	1.20% [f]	1.21%	[f]	1.20% [f]	1.19% [f]
Net investment income	2.95%		2.62%	2.58%		2.10%	1.50%
Supplemental data
Net assets, end of year (000’s)	$11,567		$18,008	$27,772		$43,030	$72,237
Portfolio turnover rate	16.43%		11.31%	15.03%		32.94%	19.83%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

www.franklintempleton.com	Prospectus	125

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Oregon Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026	2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.52	$10.53	$10.35		$11.45	$11.73
Income from investment operations[b]:
Net investment income[c]	0.38	0.35	0.34		0.30	0.26
Net realized and unrealized gains (losses)	0.06	(0.01)	0.18		(1.10)	(0.28)
Total from investment operations	0.44	0.34	0.52		(0.80)	(0.02)
Less distributions from:
Net investment income	(0.37)	(0.35)	(0.34)		(0.30)	(0.26)
Net asset value, end of year	$10.59	$10.52	$10.53		$10.35	$11.45
Total return	4.38%	3.33%	5.09%		(7.01)%	(0.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.53%	0.53%	0.54%		0.53%	0.52%
Expenses net of waiver and payments by affiliates	0.53%	0.53% [d]	0.54%	[d]	0.52% [d]	0.52% [d,e]
Net investment income	3.70%	3.37%	3.32%		2.85%	2.21%
Supplemental data
Net assets, end of year (000’s)	$28,631	$27,070	$23,591		$21,344	$26,269
Portfolio turnover rate	16.43%	11.31%	15.03%		32.94%	19.83%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

126	Prospectus	www.franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Oregon Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025	2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.53		$10.54	$10.35		$11.46	$11.73
Income from investment operations[b]:
Net investment income[c]	0.38		0.35	0.34		0.30	0.26
Net realized and unrealized gains (losses)	0.06		(0.01)	0.18		(1.12)	(0.27)
Total from investment operations	0.44		0.34	0.52		(0.82)	(0.01)
Less distributions from:
Net investment income	(0.37)		(0.35)	(0.33)		(0.29)	(0.26)
Net asset value, end of year	$10.60		$10.53	$10.54		$10.35	$11.46
Total return	4.34%		3.29%	5.16%		(7.12)%	(0.15)%
Ratios to average net assets
Expenses	0.57%	[d]	0.56% [e]	0.57%	[e]	0.56% [e]	0.55% [e]
Net investment income	3.67%		3.33%	3.28%		2.80%	2.18%
Supplemental data
Net assets, end of year (000’s)	$160,290		$147,162	$134,601		$134,222	$181,163
Portfolio turnover rate	16.43%		11.31%	15.03%		32.94%	19.83%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Class A

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$8.87		$8.85		$8.64		$9.64	$9.89
Income from investment operations[b]:
Net investment income[c]	0.29		0.27		0.26		0.22	0.20
Net realized and unrealized gains (losses)	0.05		0.02		0.21		(1.00)	(0.25)
Total from investment operations	0.34		0.29		0.47		(0.78)	(0.05)
Less distributions from:
Net investment income	(0.29)		(0.27)		(0.26)		(0.22)	(0.20)
Net asset value, end of year	$8.92		$8.87		$8.85		$8.64	$9.64
Total return[d]	3.94%		3.36%		5.51%		(8.13)%	(0.56)%
Ratios to average net assets
Expenses	0.85%	[e]	0.83%	[f]	0.84%	[f]	0.82% [f]	0.81% [f]
Net investment income	3.41%		3.06%		2.98%		2.48%	2.00%
Supplemental data
Net assets, end of year (000’s)	$147,211		$151,007		$153,588		$150,381	$175,896
Portfolio turnover rate	15.53%		18.22%		11.97%		30.73%	36.04%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Class A1

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$8.86		$8.85		$8.64		$9.64	$9.89
Income from investment operations[b]:
Net investment income[c]	0.31		0.28		0.27		0.23	0.22
Net realized and unrealized gains (losses)	0.05		0.02		0.21		(1.00)	(0.25)
Total from investment operations	0.36		0.30		0.48		(0.77)	(0.03)
Less distributions from:
Net investment income	(0.30)		(0.29)		(0.27)		(0.23)	(0.22)
Net asset value, end of year	$8.92		$8.86		$8.85		$8.64	$9.64
Total return[d]	4.21%		3.40%		5.67%		(7.99)%	(0.41)%
Ratios to average net assets
Expenses	0.70%	[e]	0.68%	[f]	0.69%	[f]	0.67% [f]	0.66% [f]
Net investment income	3.56%		3.20%		3.12%		2.63%	2.16%
Supplemental data
Net assets, end of year (000’s)	$356,368		$401,736		$446,528		$494,179	$644,308
Portfolio turnover rate	15.53%		18.22%		11.97%		30.73%	36.04%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Class C

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$8.98		$8.97		$8.76		$9.77	$10.02
Income from investment operations[b]:
Net investment income[c]	0.26		0.23		0.22		0.18	0.16
Net realized and unrealized gains (losses)	0.04		0.02		0.21		(1.01)	(0.25)
Total from investment operations	0.30		0.25		0.43		(0.83)	(0.09)
Less distributions from:
Net investment income	(0.25)		(0.24)		(0.22)		(0.18)	(0.16)
Net asset value, end of year	$9.03		$8.98		$8.97		$8.76	$9.77
Total return[d]	3.47%		2.78%		5.01%		(8.49)%	(0.95)%
Ratios to average net assets
Expenses	1.24%	[e]	1.22%	[f]	1.23%	[f]	1.22% [f]	1.21% [f]
Net investment income	2.96%		2.61%		2.52%		2.03%	1.60%
Supplemental data
Net assets, end of year (000’s)	$14,662		$20,648		$29,997		$41,736	$63,426
Portfolio turnover rate	15.53%		18.22%		11.97%		30.73%	36.04%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e Benefit of waiver and payments by affiliates rounds to less than 0.01%.

f Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Class R6

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$8.88		$8.86		$8.65		$9.66	$9.90
Income from investment operations[b]:
Net investment income[c]	0.32		0.30		0.28		0.25	0.23
Net realized and unrealized gains (losses)	0.04		0.02		0.21		(1.02)	(0.24)
Total from investment operations	0.36		0.32		0.49		(0.77)	(0.01)
Less distributions from:
Net investment income	(0.31)		(0.30)		(0.28)		(0.24)	(0.23)
Net asset value, end of year	$8.93		$8.88		$8.86		$8.65	$9.66
Total return	4.25%		3.65%		5.80%		(7.95)%	(0.17)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.55%		0.55%		0.55%		0.55%	0.56%
Expenses net of waiver and payments by affiliates	0.55%	[d]	0.55%	[d,e]	0.55%	[d,e]	0.54% [e]	0.52% [e]
Net investment income	3.71%		3.33%		3.26%		2.84%	2.29%
Supplemental data
Net assets, end of year (000’s)	$9,915		$7,907		$9,516		$8,556	$5,802
Portfolio turnover rate	15.53%		18.22%		11.97%		30.73%	36.04%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Advisor Class

	Year Ended February 28,
	2026		2025		2024	[a]	2023	2022
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$8.88		$8.86		$8.65		$9.66	$9.90
Income from investment operations[b]:
Net investment income[c]	0.32		0.29		0.28		0.24	0.23
Net realized and unrealized gains (losses)	0.04		0.03		0.21		(1.01)	(0.24)
Total from investment operations	0.36		0.32		0.49		(0.77)	(0.01)
Less distributions from:
Net investment income	(0.31)		(0.30)		(0.28)		(0.24)	(0.23)
Net asset value, end of year	$8.93		$8.88		$8.86		$8.65	$9.66
Total return	4.19%		3.62%		5.76%		(7.99)%	(0.21)%
Ratios to average net assets
Expenses	0.60%	[d]	0.58%	[e]	0.59%	[e]	0.57% [e]	0.56% [e]
Net investment income	3.65%		3.31%		3.22%		2.71%	2.26%
Supplemental data
Net assets, end of year (000’s)	$142,507		$129,987		$67,187		$71,451	$106,979
Portfolio turnover rate	15.53%		18.22%		11.97%		30.73%	36.04%

a For the year ended February 29.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Benefit of waiver and payments by affiliates rounds to less than 0.01%.

e Benefit of expense reduction rounds to less than 0.01%.

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Your Account

Choosing a Share Class

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton and Legg Mason fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

Class A	Class A1	Class C	Class R6	Advisor Class
Initial sales charge of 3.75% or less	Initial sales charge of 3.75% or less	No initial sales charge	See “Qualified Investors - Class R6” below	See “Qualified Investors - Advisor Class” below
Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately eight years, reducing future annual expenses.

Class A1 shares were closed to new investors effective at the close of market on September 7, 2018. Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date.

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Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

Class A, A1 & C

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled "Intermediary Sales Charge Discounts and Waivers." Appendix A is incorporated herein by reference (is legally a part of this prospectus).

In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

As noted above, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of your financial intermediary. Accordingly, you may be invested through your financial intermediary in a share class that has higher annual fees and expenses than other share classes offered in this prospectus, which will have an adverse impact on your investment return. The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. It is the responsibility of the financial intermediary (and not the Fund) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.

Sales Charges - Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]

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Under $100,000	3.75	3.90
$100,000 but under $250,000	3.25	3.36
$250,000 or more	0.00	0.00

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Sales Charge Reductions

Quantity discounts. We offer two ways for you to combine your current purchase of Class A and/or Class A1 Fund shares with other existing Franklin Templeton and Legg Mason fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." Sales charge and quantity discount information is also available free of charge at www.franklintempleton.com/investments/resources/sales-charges-and-breakpoints. This web page can also be reached at www.franklintempleton.com by clicking "Sales Charges and Breakpoints" under the "Investments" tab.

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton and Legg Mason fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A and/or Class A1 shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are Franklin Templeton and Legg Mason fund shares registered to (or held by a financial intermediary for):

• You, individually;

• Your "family member," defined as your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21;

• You jointly with one or more family members;

• You jointly with another person(s) who is (are) not family members if that other person has not included the value of the jointly-owned shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton and Legg Mason fund shares;

• A Coverdell Education Savings account for which you or a family member is the identified responsible person;

• A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member's Social Security number;

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• A 529 college savings plan over which you or a family member has investment discretion and control;

• Any entity over which you or a family member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a family member] on which you or a family member is the authorized signer);

• A trust established by you or a family member as grantor.

Franklin Templeton and Legg Mason fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan and shares of such funds offered through separately managed accounts that are managed by a Franklin Templeton affiliate do not qualify for a cumulative quantity discount.

Franklin Templeton and Legg Mason fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial advisor at the time of your purchase (including at the time of any future purchase). It may be necessary for you to provide your financial advisor with information and records (including account statements) of all relevant accounts invested in the Franklin Templeton and Legg Mason funds. If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial advisor or the Franklin Templeton and Legg Mason funds’ transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial advisor and the Fund generally will not have that information.

The value of cumulative quantity discount eligible shares equals the current or cost value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares as of the day prior to your current

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purchase by their public offering price on the day of your current purchase. The cost value of shares is determined by aggregating the amount you invested in cumulative quantity discount eligible shares (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial advisor nor the Franklin Templeton and Legg Mason funds may have or maintain this information.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) plan and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

2. Letter of intent (LOI) - expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time; however, purchases made under a right of reinvestment and appreciation of your holdings do not count as purchases made during the LOI period. During that 13-month period, additional purchases as well as reinvested dividends and capital gains are counted toward the fulfillment of your LOI. We will reserve 5% of your total intended purchase in Class A and/or Class A1 shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. The value of your cumulative quantity discount eligible shares (as calculated in the “Cumulative quantity discount” section above) as of the day prior to your LOI start date may be counted toward fulfillment of your LOI. The cost value of cumulative quantity discount eligible shares, however, may only be aggregated for share purchases that took place within 18 months of the LOI start date.

If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

To sign up for these programs, complete the appropriate section of your account application.

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For purposes of the cumulative quantity discount and letter of intent, Franklin Templeton and Legg Mason funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust or Legg Mason Partners Money Market Trust (except for shares held in Distributor Accounts). Please contact your Service Agent or the fund for more information.

Sales Charge Waivers

Class A and/or Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for certain investors. The following investors or investments qualify to buy Class A and/or Class A1 shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

• Current employees of securities dealers that have executed a selling agreement with Franklin Distributors, LLC (Distributors) and their affiliates and their family members, as allowed by the internal policies of their employer.

• Employees of Franklin Templeton and its subsidiaries.

• Board members and officers of any Franklin Templeton sponsored fund.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

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• Shareholders who purchase directly from the Funds and not through any financial intermediary (i.e., Distributors is the broker of record).

• Class C shareholders whose shares are converted to Class A shares after eight years under the Class C shares’ conversion feature.

• Purchases by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Giving Programs).

Investments of $250,000 or More

If you invest $250,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge. However, there is a 1% CDSC on any shares you sell within 18 months of purchase. See “Contingent Deferred Sales Charge (CDSC) -Class A, A1 & C” for information on the calculation of CDSC.

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% and 0.10% per year to those who sell and distribute Class A and Class A1 shares, respectively, and provide other services to shareholders. Because these fees are paid out of Class A and Class A1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

Sales Charges - Class C
With Class C shares, there is no initial sales charge.

CDSC

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see "Contingent Deferred Sales Charge (CDSC) – Class A, A1 & C").

Distribution and Service (12b-1) Fees

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Automatic Conversion of Class C Shares to Class A Shares After 8-Year Holding Period

The Class C conversion feature provides that Class C shares that have been held for eight (8) years or more will automatically convert into Class A shares and will no longer be subject to Class C shares’ Rule 12b-1 fees (but will be subject to Class A share's Rule 12b-1 fee, if any) (the “Conversion Feature”). Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 8-year anniversary of the Class C shares’ purchase date. The monthly conversion date typically occurs around the middle of every month and generally falls on a Friday.

Terms of the conversion feature. Class C shares that automatically convert to Class A shares of the Fund convert on the basis of the relative net asset values of the two classes. Shareholders do not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 8-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

To the extent that you own Class C shares and Class A1 shares of the same Fund, please note that, after the 8-year holding period described above, your Class C shares will automatically convert into the Fund’s Class A shares (not the Fund’s Class A1 shares) and will be subject to Class A shares’ Rule 12b-1 fee. In some cases, you may be able to request the exchange of the Class A shares that you receive after the conversion into your existing Class A1 shares account; however, not all intermediaries can accommodate such requests. Please contact your financial intermediary for more information.

If you previously owned Class C shares of any Franklin Templeton or Legg Mason funds that were later merged or exchanged into the Fund, the time you held such shares counts towards the 8-year period for automatic conversion to Class A shares. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account automatically convert into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to

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credit individual shareholders’ holding periods. This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level. In these circumstances, the Fund cannot automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

New accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares. Accounts or plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the

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order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton and Legg Mason funds (please see “Exchanging Shares”).

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

Reinstatement Privilege

If you sell any class of shares of Franklin Templeton and Legg Mason funds, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge. If at the time of investment your shares are registered directly with the Fund’s transfer agent: Class C or Class R shares will be reinvested in Class A shares if the account does not have an investment representative of record. Proceeds from the earlier sale of Class Z shares from another fund may also be reinvested in Class A shares. Proceeds from the earlier sale of Class A1 shares from a fund must also be reinvested in Class A shares if the account holder no longer holds investments within Class A1 shares.

This reinstatement privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton and Legg Mason funds shares that were held indirectly through a non-Franklin Templeton individual or employer sponsored IRA.

In order to take advantage of this reinstatement privilege, you must inform your investment representative or the Fund's transfer agent of this privilege at the time of your investment.

Generally, if you paid a CDSC when you sold your Class A or Class A1 or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or Class A1 shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A or Class A1 shares, you will not receive a CDSC credit in the new Class A or Class A1 shares and your reinvestment will not be subject to any otherwise applicable CDSC.

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

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• Education savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended.

• Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

• Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Other Franklin Templeton affiliated funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

• Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

• Advisory Fee Programs. A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

• Health Savings Accounts (HSAs) within plan level or omnibus accounts that are held on the books of Franklin Templeton Investor Services.

Qualified Investors - Advisor Class

The following investors or investments qualify to buy Advisor Class shares of the Fund:

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

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• Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund.

• Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.

• Current employees of the investment manager and its affiliates;

• Former employees of the investment manager and its affiliates with existing accounts;

• Current and former board members of investment companies managed by affiliates of Franklin Resources;

• Current and former board members of Franklin Resources;

• The “immediate families” of such persons. “Immediate families” are such person’s spouse (including the surviving spouse of a deceased board member), parents, grandparents, and children and grandchildren (including step-relationships). For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $25. Current employees may purchase additional shares through a systematic investment plan.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton and Legg Mason funds.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.
• An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customers.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.

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• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers. Minimum initial investment $100,000, unless otherwise waived by Distributors.

• Purchases by or through a Franklin Templeton donor-advised fund.

Waivers for Exchanges between Classes of the Same Fund

Financial Intermediary Exchanges between Classes of the Same Fund. Exchanges between Classes of the same Fund as described below generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares. These exchange privileges are subject to termination and may be amended from time to time.

Advisory Programs Eligible for Advisor Class or Class Z shares. Class A and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. If a shareholder that holds Advisor Class shares of a Fund no longer participates in an Advisory Program, the Advisor Class shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless otherwise permitted, any CDSC owed must be paid on Class A and C shares that you wish to exchange.

Financial Intermediary Exchanges from Class C Shares to Class A Shares. Class C shares purchased through financial intermediaries may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge.

Buying Shares

Minimum Investments - Class A, A1 & C

Initial

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Initial
Regular accounts, UGMA/UTMA accounts, current and former full-time employees, officers, trustees and directors of Franklin Templeton entities, and their family members	$1,000
Automatic investment plans	$25
Broker-dealer sponsored wrap account programs	no minimum

A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding its policies.

Please note that you generally may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction. The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. The shares offered by this prospectus generally may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA), and generally may not be directly or indirectly offered or distributed in any such country. If an investor becomes a Canadian, EU or EEA resident after purchasing shares of the Fund, the investor may not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton and Legg Mason funds.

Account Application

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services"). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will

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keep your bank information on file for future purchases and redemptions. We do not accept cash, third-party checks, credit card convenience checks, pre-paid debit cards, non-bank money orders, travelers checks or checks drawn on foreign banks as forms of payment to purchase shares. The Fund will accept checks payable to the shareholder that have been issued by a U.S. state or federal government agency.

Buying Shares
	Opening an account	Adding to an account
Through your investment representative	Contact your investment representative	Contact your investment representative
By Phone/Online (800) 632‑2301 www.franklintempleton.com Note: certain account types are not available for online account access.

If you have another Franklin Templeton fund account with your bank account information on file, you may open a new identically registered account by phone. To make a same day investment, your phone order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. You may open certain new accounts online at www.franklintempleton.com.

Before requesting a telephone or online purchase into an existing account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and address and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

To make a same day investment, your phone or online order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

By Mail	Make your check payable to the Fund. Mail the check and your signed application to Investor Services at the address provided on the application or at the address below.

Make your check payable to the Fund. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, include a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to Investor Services at the address provided on the application or at the address below.

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By Wire (800) 632‑2301

Call to receive a wire control number and wire instructions.

Wire the funds and mail your signed application to Investor Services. Please include the wire control number or your new account number on the application.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call to receive a wire control number and wire instructions.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

By Exchange www.franklintempleton.com	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)

Franklin Templeton Investor Services P.O. Box 33030 St. Petersburg, FL 33733 Call toll-free: (800) 632-2301 or visit us online 24 hours a day, 7 days a week, at www.franklintempleton.com

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Investor Services

Automatic Investment Plan

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at www.franklintempleton.com or complete the appropriate section of your account application and send it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

Automated Telephone System

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services	(800) 632-2301
Advisor Services	(800) 524-4040

Distribution Options

You may reinvest distributions you receive from the Fund in an existing account in the same share class of the Fund or another Franklin Templeton or Legg Mason fund*. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

* Class C shareholders may reinvest their distributions in Class A shares of Franklin U.S. Government Money Fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton or Legg Mason fund (excluding Western Asset Government Reserves).

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; and add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

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To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton’s electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most Franklin Templeton funds’ prospectuses, proxy statements and other documents, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. We have the right (but have no obligation) to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized to act on the account. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can choose not to register for online privileges. Additionally, if you don’t want telephone privileges, or want to discontinue telephone/online privileges at any time please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information to us via digital communication channels (e.g. email, chat, text messaging, fax), you are accepting the associated risks related to potential lack of security, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at www.franklintempleton.com or contact us for instructions.

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Franklin Templeton VIP Services®

You may be eligible for Franklin Templeton VIP Services® if you currently have $500,000 or more invested in Franklin Templeton funds based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP Services® shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at (800) 632-2301 for additional information on this program.

Selling Shares

You can sell your shares at any time. To make a same day redemption, the redemption request must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

Selling Shares in Writing

Generally, requests to sell $250,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we may request written instructions signed by all registered owners, with a signature guarantee for each owner, if:

• you are selling more than $250,000 worth of shares

• you want your proceeds paid to someone who is not a registered owner

• you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.

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Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Redemption Proceeds

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

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Selling Shares

To sell some or all of your shares

Through your investment representative

Contact your investment representative

By Mail

Send written instructions and endorsed share certificates (if you hold share certificates) to Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone/Online
(800) 632-2301
www.franklintempleton.com

As long as your transaction is for $250,000 or less and you do not hold share certificates, you can sell your shares by phone or online. The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A check will be mailed to the name(s) and address on the account, or a pre-authorized secondary address. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

If you have changed your address within the last 15 days without a signature guarantee, requests to sell your shares and mail the check to the name(s) and address on the account must be in writing and we may require a signature guarantee. Requests to sell your shares and send the proceeds to a pre-authorized secondary address may be requested by phone or online.

By Electronic Funds Transfer (ACH)

You can call, write, or visit us online to have redemption proceeds sent to a bank account. See the policies at left for selling shares by mail, phone, or online.

Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

If the bank account was added or changed without a signature guarantee within the last 15 days, you may be required to provide written instructions signed by all Fund account owners, with a signature guarantee for each Fund account owner.

If we receive your request in proper form prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier, proceeds sent by ACH generally will be available within two to three business days.

By Exchange

Obtain a current prospectus for the fund you are considering. Prospectuses are available online at www.franklintempleton.com.

Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

Franklin Templeton Investor Services

P.O. Box 33030

St. Petersburg, FL 33733

Call toll-free: (800) 632-2301

or visit us online 24 hours a day,

7 days a week, at www.franklintempleton.com

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Exchanging Shares

Exchange Privilege

You or your financial intermediary may instruct the Fund to exchange shares of any class for shares of the same class of any other Franklin Templeton or Legg Mason fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and you are eligible to invest in such shares. In addition, you may exchange shares of the Fund for a different share class of the same Fund provided you meet the eligibility requirements of the share class into which you are exchanging. If the Franklin Templeton or Legg Mason fund into which you wish to exchange your shares does not offer the class of shares in which you are currently invested, you may exchange your shares into another share class according to the following table:

Exchange From Share Class	Exchange To Share Class (if exact share class is not offered)
Advisor Class	Class I, Class Z or Class A (without any sales charge)*
Class Z	Class I or Advisor Class
Class R6	Class IS, Advisor Class or Class Z
Class R	Class FI
Class A1	Class A

* If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

In certain comprehensive fee or advisory programs that hold Class A and/or A1 shares, the investor may exchange to Advisor Class, Class I or Class Z shares at the discretion of the financial intermediary. You may exchange shares of the Fund for a class of shares of other funds sold by the Distributor on any day that both the Fund and the fund into which you are exchanging are open for business. Please contact your financial intermediary or the Fund about funds available for exchange.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales also apply to exchanges, including minimum investment amounts (except exchanges of an entire account balance). Exchanges also generally have the same tax consequences as ordinary sales and purchases.

Exchange effects on sales charges. You can exchange shares between most Franklin Templeton and Legg Mason funds within the same class, generally without paying any additional sales charges. If you exchange shares from a money fund

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and those shares were not charged a sales charge previously, however, a sales charge may apply.

Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares.

Exchange effects on Class C conversion feature. If you exchange your Class C shares for the same class of shares of another Franklin Templeton and Legg Mason fund, the time your shares are held in the initial Fund will count towards the 8-year period for automatic conversion to Class A shares.

Rejected exchanges. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

Exchanges through financial intermediaries. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

Fund exchange privilege changes/waiver. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive at least 60 days' notice of any material changes, unless otherwise provided by law.

Other funds' exchange privileges. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton or Legg Mason funds may have different exchange restrictions. Check each fund's prospectus for details.

Exchange of shares into shares of the same Fund. The exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

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Frequent Trading Policy

The Fund's board of trustees has adopted the following policies and procedures with respect to frequent trading in Fund shares (Frequent Trading Policy).

The Fund does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares that may be detrimental to the Fund. For example, this type of trading activity could interfere with the efficient management of the Fund's portfolio or materially increase the Fund's transaction costs, administrative costs or taxes.

Through its transfer agent, the Fund performs ongoing monitoring of shareholder trading in shares of the Fund and other Franklin Templeton funds in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If shareholder trading patterns identified by the transfer agent through monitoring or from other information regarding the shareholder’s trading activity in non-Franklin Templeton funds leads the transfer agent to reasonably conclude that such trading may be detrimental to the Fund as described in this Frequent Trading Policy, the transfer agent, on behalf of the Fund, may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor’s trading patterns, the Fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, “Buying and Selling Shares - Investment by asset allocators and large shareholders” in the SAI). The transfer agent may also reject any purchase request, whether or not it represents part of any ongoing trading pattern, if the Fund's investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the Fund’s portfolio. In determining what actions should be taken, the Fund's transfer agent may consider a variety of factors, including the potential impact of such remedial actions on the Fund and its shareholders. If the Fund is a "fund of funds," the Fund's transfer agent may consider the impact of the trading activity and of any proposed remedial action on both the Fund and the affiliated underlying funds in which the Fund invests.

Frequent trading through financial intermediaries. You are an investor subject to this Frequent Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary, such as a broker-dealer, bank, trust company, insurance company product such as an annuity contract, investment advisor, or an administrator or trustee of an IRS-

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recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan.

Some financial intermediaries maintain master accounts with the Fund on behalf of their customers (“omnibus accounts”). The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund’s transfer agent identifies omnibus account level trading patterns that have the potential to be detrimental to the Fund, the transfer agent may, in its sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon its review of the information, if the transfer agent determines that the trading activity of any customer may be detrimental to the Fund, it may, in its sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. There can be no assurance that the transfer agent’s monitoring of omnibus account level trading patterns will enable it to identify all short-term trading by a financial intermediary’s customers.

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Account Policies

Calculating Share Price

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.846561, which, when rounded to two decimal points, equals 10.85. The offering price per share would be $10.85.

When you sell shares, you receive the NAV minus any applicable CDSC.

All Classes

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund’s share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close, the Fund’s share price would be determined as of the time of the close of the NYSE. If, due to weather or other special or unexpected circumstances, the NYSE has an unscheduled early close on a day that it has opened for business, the Fund reserves the right to consider that day as a regular business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE. The Fund's NAV per share for each class is readily available online at www.franklintempleton.com/performance.

The Fund has an agreement with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Fund. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary

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or its agent. If you place an order through an account at an intermediary, please consult with the intermediary to determine when your order will be executed, as some intermediaries may require that they receive orders prior to a specified cut-off time.

Requests to buy and sell shares are processed at the NAV next calculated after we or an approved financial intermediary receive your request in proper form.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market. Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

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The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation – Municipal Securities – Matrix Pricing (Fair Valuation)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

Accounts with Low Balances

If your account has been open for more than one year and its value falls below $500, we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and proceeds will be sent by Electronic Fund Transfer (ACH) to your bank information on file. If we do not have this information, proceeds will be mailed to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to: (1) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (2) Class A or A1 accounts established pursuant to a conversion from Class C or C1, and any remaining Class C or C1 accounts involved in the conversion, with a low balance due to the conversion; (3) tax-deferred retirement plan accounts; (4) active automatic investment plan accounts; (5) accounts in an Advisory Fee Program; (6) accounts held through a 529 college savings program; (7) Coverdell Education Savings Plan accounts; and (8) accounts currently maintained via robo advice driven services where account investments and reallocations are done through an automated, algorithm-driven platform.

Small account fees To offset the relatively higher impact on fund expenses of servicing smaller accounts, the Fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by your financial intermediary or by Distributors (i.e., for accounts for which Distributors is the broker of record) on the next-to-last business day of the quarter (with an annual maximum of $15.00 per account) if the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. If your financial

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intermediary or Distributors assesses a small account fee, the small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 21 months. Payment of the small account fee through a redemption of fund shares may result in tax consequences to you (see “Distributions and Taxes” for more information).

The small account fee will not be charged on, if applicable: (i) retirement plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Franklin Templeton funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; (iv) Class R, Class R6 and Advisor Class shares; and (v) for new accounts (except for new accounts opened by way of an exchange), a small account fee will not be charged during the calendar quarter in which you open your account.

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts of other funds sold by Distributors in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

The small account fee is calculated on a fund-by-fund basis. If you have one or more accounts in different funds, the account(s) in different funds will not be aggregated for the purpose of calculating the small account fee.

A financial intermediary may impose different minimum account balances on your account than those described above. The Fund is not responsible for any minimum account balances imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific minimum account balances. Please consult with your financial intermediary if you have any questions regarding their policies.

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs. In unusual circumstances or under stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC.

To the extent consistent with applicable laws and regulations, the Fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. The Fund generally expects to use in-kind redemptions in stressed market conditions or under other circumstances where the investment

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manager considers an in-kind redemption to be beneficial to the Fund, such as redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of the large redemption on the Fund and its remaining shareholders. The Fund does not expect to use in-kind redemptions for retail investors who hold shares of the Fund through a financial intermediary. In-kind redemptions typically will be effected through a pro rata distribution of all publicly traded portfolio securities or securities for which quoted bid prices are available, subject to certain exceptions. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the Fund’s net asset value. In some cases, in-kind redemptions may be made other than through a pro rata distribution in accordance with procedures approved by the Fund’s Board of Trustees.

Once distributed in-kind to a shareholder, securities may increase or decrease in value before the shareholder is able to convert them into cash. Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming shareholder.

If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund. You should expect to incur transaction costs upon the disposition of the securities received in the distribution. In addition, you will bear the market risk of the securities you hold until the securities are sold.

Redemptions by Large Shareholders

At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs and/or increase in the Fund's expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Statements, Reports and Prospectuses

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made

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through automatic investment or withdrawal programs, which will be reported on your quarterly statement). Upon receipt, review all account statements and written notifications after each transaction affecting your account and notify us immediately if there is a discrepancy.

You also will receive, or receive notice of the availability of, the Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

You may elect to receive your statements, prospectuses and other documents through electronic delivery (please see "Investor Services - Telephone/Online Privileges").

Investment Representative Account Access

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

Street or Nominee Accounts

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Joint Account Risk with Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other

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registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

• Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner’s signature to redeem shares;

• Redeem Fund shares and direct the redemption proceeds to a pre-established bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise; and

• Purchase Fund shares by debiting a pre-established bank account that may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

• The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

• Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared). In certain circumstances, however, the Fund may not have the ability to delay a redemption request or may not have the time to determine whether a particular redemption would have an adverse effect on the Fund before the redemption request is paid.

• Purchase, redemption and exchange requests mailed to Franklin Templeton’s address in San Mateo, California, rather than to the address set forth in the “Buying Shares” and “Selling Shares” sections above, will be date- and time-stamped when received in San Mateo. If these requests are in proper form, such orders will be priced at the next NAV calculated after the date and time indicated by the stamp on the request.

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• The Fund may modify, suspend, or terminate telephone/online privileges at any time.

• The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

• The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

• In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

• For redemptions over a certain amount, the Fund may, but is not required to, pay redemption proceeds in securities or other assets rather than cash (also known as a redemption in-kind) if the investment manager determines it is in the best interest of the Fund, consistent with applicable law. The investment manager will, in its sole discretion, determine whether a redemption in-kind will be considered for a particular redemption request or type of redemption request. In certain circumstances, however, the investment manager may not have the ability to determine whether a particular redemption could be paid in-kind before the redemption request is paid. If a redemption request is redeemed in-kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

• You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

• To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

• For non-retirement accounts, if you are receiving a dividend, capital gains or a systematic withdrawal plan payment in cash, and at least three consecutive checks remain uncashed for at least six months, the Fund reserves the right to change your distribution option to reinvest future distributions or discontinue your systematic withdrawal plan.

• The Fund may be required to close your account after a period of inactivity, as determined by applicable U.S. state or territory abandoned or unclaimed property laws and regulations, and transfer your shares to the appropriate U.S. state or territory. If your shares are transferred to an applicable U.S. state or territory from an IRA account, that could be treated as a taxable distribution from your IRA to you. For more information on unclaimed property and how to maintain an active account, please contact your Service Agent or the fund’s transfer agent.

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Dealer Compensation

Class A, A1 & C

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Distributors from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder servicing and transfer agent" of the "Management and Other Services" section in the SAI. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

No dealer commission will be paid on Class A NAV purchases by Employer Sponsored Retirement Plans.

If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's investment manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Frequent Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Under $100,000	3.50	3.50	--
$100,000 but under $250,000	3.00	3.00	--
$250,000 or more	Up to 1.00	Up to 1.00	--
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately 8 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this

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prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds. In the case of any one intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provide for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, also may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph. You should contact your financial intermediary to determine the amount of any compensation it may receive from Distributors or its affiliates.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual

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funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary's sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

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Questions

If you have any questions about the Fund or your account, you can write to us at P.O. Box 33030, St. Petersburg, FL 33733. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

Department Name	Telephone Number

Shareholder Services	(800) 632-2301
Fund Information	(800) DIAL BEN
(800) 342-5236
Retirement Services	(800) 527-2020
Advisor Services	(800) 524-4040
Hearing Impaired Assistance	For hearing impaired assistance, please contact us via a Relay Service.
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www.franklintempleton.com	Prospectus	169

For More Information

You can learn more about the Fund in the following documents:

Annual/Semiannual Report to Shareholders and Form N-CSR Filed with the SEC

Contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report, financial statements or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report, financial statements and the SAI online through www.franklintempleton.com.

Appendix A to the Prospectus -- Intermediary Sales Charge Discounts and Waivers
Contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is a separate document and is incorporated herein by reference (is legally a part of this prospectus).

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

	One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN®/342-5236 www.franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.

Investment Company Act file #811-04149 © 2026 Franklin Templeton. All rights reserved.

APPENDIX A
INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures than the Fund regarding the availability of front-end sales load (charge) waivers or CDSC waivers; exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, all of which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section entitled "Fund Details – Your Account – Choosing a Share Class – Class A, & C" for more information on sales charges and waivers available for different classes.

The information in this Appendix is part of, and incorporated into, the Fund’s prospectus.

AMERIPRISE FINANCIAL

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

• Transaction size breakpoints, as described in this Prospectus or the SAI.

• Rights of accumulation (ROA), as described in this Prospectus or the SAI.

• Letter of intent, as described in this Prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

• Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

• Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

• Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

• Redemptions due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in this Prospectus or the SAI

• Redemptions made in connection with a return of excess contributions from an IRA account

• Shares purchased through a Right of Reinstatement (as defined above)

• Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. DAVIDSON & CO.

Effective June 1, 2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson &. Co. ("D.A. Davidson") platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

• Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

EDWARD D. JONES & CO., L.P. ("EDWARD JONES")

Policies Regarding Transactions Through Edward Jones

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Franklin Templeton funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Franklin Templeton fund family and Franklin Templeton 529 funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

• If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):

o The redemption and repurchase occur in the same account.

o The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

• Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

• Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder.

• Systematic withdrawals with up to 10% per year of the account value.

• Return of excess contributions from an Individual Retirement Account (IRA).

• Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

• Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

• Shares exchanged in an Edward Jones fee-based program.

• Shares acquired through NAV reinstatement.

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

• Shares acquired through a right of reinstatement.

• Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.

• Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

• Shares acquired through a right of reinstatement.

• Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in the fund’s Prospectus.

• Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

J.P. MORGAN SECURITIES LLC

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

• Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

• Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

• Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

• Shares purchased through rights of reinstatement.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

• A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

• Breakpoints as described in the prospectus.

• Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

• Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

MERRILL LYNCH

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers Available at Merrill

• Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Shares purchased through a Merrill investment advisory program

• Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• Shares purchased through the Merrill Edge Self-Directed platform

• Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• Shares purchased by eligible persons associated with the fund as defined in this Prospectus (e.g., the fund’s officers or trustees)

• Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

• Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

• Shares sold due to return of excess contributions from an IRA account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulations

• Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

• Rights of Accumulation (“ROA”), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement

• Letters of Intent (“LOI”), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement. On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement

MORGAN STANLEY

Effective July 1, 2018 shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

• In addition, effective November 12, 2021 for the purpose of calculating rights of accumulation and letters of intent with respect to purchases made in a Morgan Stanley Wealth Management brokerage account, the following definition for “cumulative quantity discount eligible shares” applies. This definition may be more limited than the one contained in this Fund’s Prospectus or SAI. It is the shareholder’s responsibility to inform Morgan Stanley at the time of purchase of any relationship, holdings, or other facts qualifying the purchaser for a discount. Morgan Stanley can ask for documentation of such circumstance. Shareholders should contact Morgan Stanley if they have questions. Cumulative quantity discount eligible shares include:

• Any class of shares of any Franklin Templeton or Legg Mason fund that is registered in the U.S.; and

• Units of a Section 529 Plan where Franklin Templeton or Legg Mason is the program manager.

• For purposes of this section, Franklin Templeton and Legg Mason funds also include Brandywine GLOBAL funds, ClearBridge Investments funds, Martin Currie funds, Western Asset funds and certain other funds managed by affiliated investment advisers. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

OPPENHEIMER & CO., INC.

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

• Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

• Shares purchased by or through a 529 Plan

• Shares purchased through a OPCO affiliated investment advisory program

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

• Employees and registered representatives of OPCO or its affiliates and their family members

• Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

• Death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

• Return of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

• Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

• Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoints as described in this prospectus.

• Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS INVESTMENTS INC. (“PFSI”)

Policies Regarding Transactions Through PFSI

Effective August 1, 2024, the following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.

Share Classes

• Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.

• Class A1 and Class C shares: only in accounts that already hold such shares.

Breakpoints

• Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A or Class A1 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Franklin Templeton funds held by the shareholder on the PSS platform.

• It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Franklin Templeton fund purchased with a sales charge. No shares of Franklin Templeton funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Franklin Templeton fund purchased on the PSS platform.

• Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

• ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent (“LOI”)

• By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

• Only holdings of Franklin Templeton funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Franklin Templeton funds on the PSS platform, or other facts qualifying the purchaser for this discount.

• Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

• If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.

• Shares exchanged into Class A or Class A1 shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

• Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

RAYMOND JAMES®

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

• Shares purchased in an investment advisory program.

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

ROBERT W. BAIRD & CO. (“BAIRD”)

Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A-shares Available at Baird

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

• Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

• Shares purchased within 90 days following a redemption from a Franklin Templeton fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in the fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

• Shares bought due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

• Breakpoints as described in this Prospectus

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of Franklin Templeton fund assets held by accounts within the purchaser’s household at Baird. Eligible Franklin Templeton fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Franklin Templeton funds through Baird, over a 13-month period of time

STIFEL, NICOLAUS & COMPANY, INCORPORATED AND ITS BROKER DEALER AFFILIATES (“STIFEL”)

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the fund’s SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of Accumulation

• Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in Franklin Templeton funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end Sales Charge Waivers on Class A Shares Available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

• Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) shares of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

• Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

• Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

• Shares from rollovers into Stifel from retirement plans to IRAs.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

• Purchases of Class 529-A shares through a rollover from another 529 plan.

• Purchases of Class 529-A shares made for reinvestment of refunded amounts.

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

• Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

• Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

• Shares acquired through a right of reinstatement.

• Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

• Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

• Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

WELLS FARGO CLEARING SERVICES, LLC AND WELLS FARGO ADVISORS FINANCIAL NETWORK, LLC (COLLECTIVELY, “WELLS FARGO ADVISORS”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

• Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisors’ employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

• Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

• Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gifts of shares will not be considered when determining breakpoint discounts.

STATEMENT OF ADDITIONAL INFORMATION

FRANKLIN TAX-FREE TRUST

July 1, 2026

Class
	A	A1	C	R6	Advisor
Franklin Federal Intermediate-Term Tax-Free Income Fund	FKQTX	FKITX	FCITX	FITQX	FITZX
Franklin Federal Limited-Term Tax-Free Income Fund	FFLQX	FFTFX	—	FFTRX	FTFZX
Franklin High Yield Tax-Free Income Fund	FHYQX	FRHIX	FHYIX	FHYRX	FHYVX
Franklin Massachusetts Tax-Free Income Fund	FMAQX	FMISX	FMAIX	FKTMX	FMAHX
Franklin New Jersey Tax-Free Income Fund	FNJQX	FRNJX	FNIIX	FNJRX	FNJZX

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' (hereafter “the Fund”) prospectus. The Fund's prospectus, dated July 1, 2026, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund's Form N-CSR, for the fiscal year ended February 28, 2026, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus, shareholder report, and/or financial statements, contact your investment representative or call (800) DIAL BEN/342-5236.

Mutual funds, annuities, and other investment products:

• are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

• are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

• are subject to investment risks, including the possible loss of principal.

P.O. Box 33030 St. Petersburg, FL 33733 (800) DIAL BEN® /342-5236	1	TF1 SAI 07/26

Goals, Strategies and Risks

The following information provided with respect to the Fund is in addition to that included in the Fund’s prospectus. In addition to the main types of investments and strategies undertaken by the Fund as described in the prospectus, the Fund also may invest in other types of instruments and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies with respect to the Fund are discussed in greater detail in the section below entitled "Glossary of Investments, Techniques, Strategies and Their Risks."

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. With the exception of (i) compliance with the Fund’s 80% policy as described in the prospectus, (ii) the Fund's limitations on borrowing and illiquid securities as described herein, and (iii) as otherwise noted herein, in most cases, the Fund is not required to sell an investment because circumstances change and the investment no longer meets one or more of the Fund's policies or restrictions. Other than the exceptions described above, if a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of portfolio investments will not be considered a violation of the restriction or limitation.

Incidental to the Fund’s other investment activities, including in connection with a bankruptcy, restructuring, workout, or other extraordinary events concerning a particular investment the Fund owns, the Fund may receive securities (including convertible securities, warrants and rights), real estate or other investments that the Fund normally would not, or could not, buy. If this happens, the Fund may, although it is not required to, sell such investments as soon as practicable while seeking to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed without the approval of shareholders.

For more information about the restrictions of the Investment Company Act of 1940 (1940 Act) on the Fund with respect to borrowing and senior securities, see “Glossary of Investments, Techniques, Strategies and Their Risks - Borrowing” below.

Fundamental Investment Policies

Each of the Federal Intermediate-Term Fund's and the Federal Limited-Term Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

The High Yield Fund's principal investment goal is to provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

The Massachusetts Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. The Massachusetts Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Massachusetts.

The New Jersey Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of New Jersey as is consistent with prudent investment management and the preservation of shareholders’ capital.

Under normal market conditions, the Fund invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. The Fund applies this test to its net assets, except for the Federal Intermediate-Term Fund, the Federal Limited-Term Fund and the Massachusetts Fund, each of which applies this test to its total assets. In addition, under normal market conditions, each state Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. Consistent with the Fund's investment policies and limitations, to the extent the Fund may invest in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, such investments will be included in the Fund’s 80% basket.

The Fund may not:

1. Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

2. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the

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purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5. Purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

6. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).1

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

1. Although not part of the Fund's fundamental investment restriction, consistent with SEC Staff interpretations and guidance, governments or their political subdivisions that issue tax-exempt municipal securities are not considered by the Fund to be members of any industry.

Non-Fundamental Investment Policies

Unlike the state Funds, the Federal Intermediate-Term, Federal Limited-Term and High Yield Funds do not focus their investment in a particular state. The High Yield Fund will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

Municipal securities issued by a state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as qualifying municipal securities issued by U.S. territories such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands, generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of that state.

The Fund tries to invest all of its assets in tax-free municipal securities. The issuer's bond counsel generally gives the issuer an opinion on the tax-exempt status of a municipal security when the security is issued.

Some states may require the Fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-free under the laws of that state, in order for any portion of the Fund's distributions to be free from the state's personal income taxes. If the Fund's state requires this, the Fund will try to invest its assets as required so that its distributions will be free from personal income taxes for resident shareholders of the Fund's state.

Additional Strategies

The High Yield Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (generally referred to as “distressed debt”), including defaulted securities if the investment manager believes the issuer may resume making interest payments or other favorable developments seem likely in the near future.

The High Yield Fund may invest in securities rated in any rating category. While the Fund tries to invest in lower-rated securities, the investment manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher- and lower-rated securities justifies the higher risk of lower-rated securities when selecting securities for the High Yield Fund's portfolio. The High Yield Fund, however, currently does not intend to invest more than 10% of its assets in defaulted securities.

Because of its historical investment policy of investing in insured municipal securities, the Massachusetts Fund's portfolio may consist to a large extent of insured municipal securities.

Glossary of Investments, Techniques, Strategies and Their Risks

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

“small portion”	less than 10%
“portion”	10% to 25%
“significant”	25% to 50%
“substantial”	50% to 66%
“primary”	66% to 80%
“predominant”	80% or more

3

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The Fund may invest in securities that are rated by various rating agencies such as Moody's Investors Service (Moody's), S&P® Global Ratings (S&P®) and Fitch Ratings (Fitch), as well as securities that are unrated.

The value of your shares in the Fund will increase as the value of the investments owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the investments owned by the Fund. In addition to the factors that affect the value of any particular investment that the Fund owns, the value of the Fund's shares may also change with movement in the investment markets as a whole.

The following is a description of various types of securities, instruments and techniques that may be purchased and/or used by the Fund. Other types of municipal securities or strategies, not specifically described below, may become available or attractive that are similar to those described below and in which the Fund also may invest, if consistent with its investment goal and policies.

Municipal securities general description Municipal securities are issued by a state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as by the District of Columbia. These municipal securities generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of that state. In addition, U.S. territories such as Puerto Rico, Guam, the Mariana Islands or the U.S. Virgin Islands also issue qualifying municipal securities that generally pay interest free from federal income tax and from state personal income taxes. Generally for all municipal securities, the issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the “principal”) at maturity. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local government, specific projects or public facilities. Municipal securities generally are classified as general or revenue obligations.

The value of the municipal securities may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of the Fund's investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers.

There could be a limited market for certain municipal securities, and the Fund could face illiquidity risks. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations for their publicly-traded securities. The absence or inaccuracy of such information may impact the investment manager’s evaluation of credit and valuation risk.

From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Also, from time to time, proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. There is a substantial lack of clarity around both the timing and the details of any such tax reform and the impact of any potential tax reform. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment goals. Prospective investors should consult their own tax advisors regarding potential changes in tax laws.

General obligation bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund. As a result, an investment in revenue obligations is subject to greater risk of

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delay or non-payment if revenue does not accrue as expected or if other conditions are not met for reasons outside the control of the Fund. Conversely, if revenue accrues more quickly than anticipated, the Fund may receive payment before expected and have difficulty re-investing the proceeds on equally favorable terms.

Anticipation notes Anticipation notes are issued to provide interim financing of various municipal needs in anticipation of the receipt of other sources of money for repayment of the notes.

Bond anticipation notes are normally issued to provide interim financing until a long-term bond financing can be arranged which provides the money for the repayment of the notes.

Construction loan notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Revenue anticipation notes are issued in expectation of the receipt of revenue sources, other than tax receipts, such as anticipated revenues from a source such as turnpike tolls.

Tax anticipation notes are issued to finance the short-term working capital needs of municipalities in anticipation of the receipt of various seasonal tax revenues that are used to repay the notes. They are usually general obligations of the issuer and are secured by the taxing power for the payment of principal and interest.

Bank obligations Bank obligations include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time and savings deposits, bank notes and bankers' acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified period of time at a stated interest rate. Savings deposits are deposits that do not have a specified maturity and may be withdrawn by the depositor at any time. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The full amount of the Fund's investment in time and savings deposits or CDs may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (FDIC).

Bank obligations are exempt from registration with the SEC if issued by U.S. banks or foreign branches of U.S. banks. As a result, the Fund will not receive the same investor protections when investing in bank obligations as opposed to registered securities. Bank notes and other unsecured bank obligations are not guaranteed by the FDIC, so the Fund will be exposed to the credit risk of the bank or institution. In the event of liquidation, bank notes and unsecured bank obligations generally rank behind time deposits, savings deposits and CDs, resulting in a greater potential for losses to the Fund.

The Fund’s investments in bank obligations may be negatively impacted if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits). The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Borrowing The 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings would be disadvantageous from an investment standpoint.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” the Fund is also permitted under the 1940

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Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Callable securities Callable securities give the issuer the right to redeem the security on a given date or dates (known as the call dates) prior to maturity. In return, the call feature is factored into the price of the debt security, and callable debt securities typically offer a higher yield than comparable non-callable securities. Certain securities may be called only in whole (the entire security is redeemed), while others may be called in part (a portion of the total face value is redeemed) and possibly from time to time as determined by the issuer. There is no guarantee that the Fund will receive higher yields or a call premium on an investment in callable securities.

The period of time between the time of issue and the first call date, known as call protection, varies from security to security. Call protection provides the investor holding the security with assurance that the security will not be called before a specified date. As a result, securities with call protection generally cost more than similar securities without call protection. Call protection will make a callable security more similar to a long-term debt security, resulting in an associated increase in the callable security's interest rate sensitivity.

Documentation for callable securities usually requires that investors be notified of a call within a prescribed period of time. If a security is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. Issuers are more likely to exercise call options in periods when interest rates are below the rate at which the original security was issued, because the issuer can issue new securities with lower interest payments. Callable securities are subject to the risks of other debt securities in general, including prepayment risk, especially in falling interest rate environments.

Commercial paper Commercial paper is an unsecured, short-term loan to a corporation, typically for financing accounts receivable and inventory with maturities of up to 270 days. The Fund may invest in taxable commercial paper only for temporary defensive purposes.

Convertible zero-coupon and step coupon bonds Convertible zero-coupon securities have no coupon until a predetermined date, at which time they convert to a specified coupon security. Zero-coupon bonds tend to react more sharply to changes in interest rates than traditional bonds.

Defaulted debt securities If the issuer of a debt security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's net asset value may be adversely affected before an issuer defaults. The Fund may incur additional expenses if it tries to recover principal or interest payments on a defaulted security. Defaulted debt securities often are illiquid. An investment in defaulted debt securities is generally considered speculative and may expose the Fund to similar risks as an investment in high-yield debt.

The Fund may not buy defaulted debt securities. However, the Fund is not required to sell a debt security that has defaulted if the investment manager believes it is advantageous to continue holding the security.

The High Yield Fund, however, may buy defaulted debt securities. Investments in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (generally referred to as "distressed debt") typically involve the purchase of lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of such issuers. By purchasing all or a part of an issuer's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will generally have a priority claim to the assets of the issuer ahead of unsecured creditors and stockholders. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds.

High-yield securities High-yield or lower-rated debt securities (also referred to as “junk bonds”) are securities that have been rated by Moody's or S&P below their top four rating categories (e.g., BB or Ba and lower) and are considered below investment grade. These securities generally have greater risk with respect to the payment of interest and repayment of principal, or may be in default and are often considered to be speculative and involve greater risk of loss. Adverse publicity, investor perceptions, whether or not based on fundamental analysis, or real or perceived adverse economic conditions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher- rated securities. The Fund relies on the investment manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer of lower-rated securities. There can be no assurance the investment manager will be successful in evaluating the creditworthiness of an issuer or the value of high-yield debt securities generally.

The prices of lower-rated debt securities may be less sensitive to interest rate changes than higher rated debt securities, but more sensitive to economic conditions. Market anticipation of an economic downturn, for example, could cause a decline in lower-rated debt securities prices. This is because an economic downturn could lessen the ability of a highly leveraged issuer to make principal and interest

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payments on its debt securities. Similarly, the impact of individual adverse developments, or public perceptions thereof, will be greater for lower-rated securities because the issuers of such securities are more likely to default or enter bankruptcy. If the issuer of lower-rated debt securities defaults, the Fund may incur substantial expenses to seek recovery of all or a portion of its investments or to exercise other rights as a security holder. The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

The markets in which lower-rated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at desirable prices to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower-rated debt securities also may make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio.

The credit risk factors described above also apply to high-yield zero coupon and deferred interest securities. These securities have an additional risk, however, because unlike securities that pay interest periodically until maturity, zero coupon bonds and similar securities will not make any interest or principal payments until the cash payment date or maturity of the security. If the issuer defaults, the Fund may not obtain any return on its investment.

Illiquid securities Generally, an “illiquid security” or “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments generally include investments for which no market exists or which are legally restricted as to their transfer (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws). Restricted securities are generally sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act. If registration of a security previously acquired in a private transaction is required, the Fund, as the holder of the security, may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it will be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. To the extent it is determined that there is a liquid institutional or other market for certain restricted securities, the Fund would consider them to be liquid securities. An example is a restricted security that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act, and for which a liquid institutional market has developed. Rule 144A securities may be subject, however, to a greater possibility of becoming illiquid than securities that have been registered with the SEC.

The following factors may be taken into account in determining whether a restricted security is properly considered a liquid security: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) any dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., any demand, put or tender features, the method of soliciting offers, the mechanics and other requirements for transfer, and the ability to assign or offset the rights and obligations of the security). The nature of the security and its trading includes the time needed to sell the security, the method of soliciting offers to purchase or sell the security, and the mechanics of transferring the security including the role of parties such as foreign or U.S. custodians, subcustodians, currency exchange brokers, and depositories.

The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (OTC) markets. Illiquid investments often sell at a price lower than similar investments that are not subject to restrictions on resale.

The risk to the Fund in holding illiquid investments is that they may be more difficult to sell if the Fund wants to dispose of the investment in response to adverse developments or in order to raise money for redemptions or other investment opportunities. Illiquid trading conditions may also make it more difficult for the Fund to realize an investment's fair value.

The Fund may also be unable to achieve its desired level of exposure to a certain investment, issuer, or sector due to overall limitations on its ability to invest in illiquid investments and the difficulty in purchasing such investments.

If illiquid investments exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce its holdings of illiquid investments to or below 15% of its net assets within a reasonable period of time, and will notify the Trust’s board of trustees and make the required filings with the SEC in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid

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investments may cause the net asset value of the Fund to decline.

Insurance The Fund may also invest in insured municipal securities. Normally, the underlying rating of an insured security is one of the top three ratings of Fitch, Moody's or S&P. An insurer may insure municipal securities that are rated below the top three ratings or that are unrated if the securities otherwise meet the insurer's quality standards.

The Fund will only enter into a contract to buy an insured municipal security if either permanent insurance or an irrevocable commitment to insure the municipal security by a qualified municipal bond insurer is in place. The insurance feature guarantees the scheduled payment of principal and interest, but does not guarantee (i) the market value of the insured municipal security, (ii) the value of the Fund's shares, or (iii) the Fund's distributions.

Types of insurance. There are three types of insurance: new issue, secondary and portfolio. A new issue insurance policy is purchased by the issuer when the security is issued. A secondary insurance policy may be purchased by the Fund after a security is issued. With both new issue and secondary policies, the insurance continues in force for the life of the security and, thus, may increase the credit rating of the security, as well as its resale value. However, in response to market conditions rating agencies have lowered their ratings on some municipal bond insurers below BBB or withdrawn ratings. In such cases the insurance is providing little or no enhancement of credit or resale value to the municipal security and the security's rating will reflect the higher of the insurer rating or the underlying rating of the security.

The Fund may buy a secondary insurance policy at any time if the investment manager believes the insurance would be in the best interest of the Fund. The Fund is likely to buy a secondary insurance policy if, in the investment manager's opinion, the Fund could sell a security at a price that exceeds the current value of the security, without insurance, plus the cost of the insurance. The purchase of a secondary policy, if available, may enable the Fund to sell a defaulted security at a price similar to that of comparable securities that are not in default. The Fund would value a defaulted security covered by a secondary insurance policy at its market value.

The Fund also may buy a portfolio insurance policy. Unlike new issue and secondary insurance, which continue in force for the life of the security, portfolio insurance only covers securities while they are held by the Fund. If the Fund sells a security covered by portfolio insurance, the insurance protection on that security ends and, thus, cannot affect the resale value of the security. As a result, the Fund may continue to hold any security insured under a portfolio insurance policy that is in default or in significant risk of default and, absent any unusual or unforeseen circumstances as a result of the portfolio insurance policy, would likely value the defaulted security, or security for which there is a significant risk of default, at the same price as comparable securities that are not in default. While a defaulted security is held in the Fund's portfolio, the Fund continues to pay the insurance premium on the security but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the security comes due.

The insurance premium the Fund pays for a portfolio insurance policy is a Fund expense. The premium is payable monthly and is adjusted for purchases and sales of covered securities during the month. If the Fund fails to pay its premium, the insurer may take action against the Fund to recover any premium payments that are due. The insurer may not change premium rates for securities covered by a portfolio insurance policy, regardless of the issuer's ability or willingness to meet its obligations.

Qualified municipal bond insurers. Insurance policies may be issued by a qualified municipal bond insurer. The bond insurance industry is a regulated industry. Any bond insurer must be licensed in each state in order to write financial guarantees in that jurisdiction. Regulations vary from state to state. Most regulators, however, require minimum standards of solvency and limitations on leverage and investment of assets. Regulators also place restrictions on the amount an insurer can guarantee in relation to the insurer's capital base. Neither the Fund nor the investment manager makes any representations as to the ability of any insurance company to meet its obligation to the Fund if called upon to do so.

If an insurer is called upon to pay the principal or interest on an insured security that is due for payment but that has not been paid by the issuer, the terms of payment would be governed by the provisions of the insurance policy. After payment, the insurer becomes the owner of the security, appurtenant coupon, or right to payment of principal or interest on the security and is fully subrogated to all of the Fund's rights with respect to the security, including the right to payment. The insurer's rights to the security or to payment of principal or interest are limited, however, to the amount the insurer has paid.

State regulators have from time to time required municipal bond insurers to suspend claims payments on outstanding insurance in force. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a decrease in the supply of insured municipal securities and a consolidation among municipal bond insurers concentrating the insurance company credit risk on securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by the insurer and on the municipal markets as a whole.

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Interfund lending program Pursuant to an exemptive order granted by the SEC (Lending Order), the Fund has the ability to lend money to, and borrow money from, other Franklin Templeton funds for temporary purposes (Interfund Lending Program) pursuant to a master interfund lending agreement (Interfund Loan). Lending and borrowing through the Interfund Lending Program provides the borrowing fund with a lower interest rate than it would have paid if it borrowed money from a bank, and provides the lending fund with an alternative short-term investment with a higher rate of return than other available short-term investments. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may only participate in the Interfund Lending Program to the extent permitted by its investment goal(s), policies and restrictions and only subject to meeting the conditions of the Lending Order.

The limitations of the Interfund Lending Program are described below and these and the other conditions of the Lending Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending and borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one business day’s notice, in which case the borrowing fund may have to utilize a line of credit, which would likely involve higher rates, seek an Interfund Loan from another fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending fund or force the lending fund to borrow or liquidate securities to meet its liquidity needs.

Under the Interfund Lending Program, the Fund may borrow on an unsecured basis through the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an Interfund Loan exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. The Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after such borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.

If the Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default by the Fund occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call would be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

In addition, no fund may lend to another fund through the Interfund Lending Program if the loan would cause the lending fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans will be limited to the time required to obtain cash sufficient to repay such Interfund Loan, either through the sale of portfolio securities or the net sales of the fund’s shares, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

Investment company securities The Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. The Fund will limit its investments in funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits. For example, Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies),

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including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund's ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund's ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund's flexibility with respect to making investments in those unaffiliated investment companies. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

Exchange-traded funds. The Fund may invest in exchange-traded funds (ETFs). Most ETFs are regulated as registered investment companies under the 1940 Act. Many ETFs acquire and hold securities of all of the companies or other issuers, or a representative sampling of companies or other issuers that are components of a particular index. Such ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. There are also actively managed ETFs that are managed similarly to other investment companies.

ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. The shares of an ETF may also be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.

ETF shares, as opposed to creation units, are generally purchased and sold in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although the Fund, like most other investors in ETFs, intends to purchase and sell ETF shares primarily in the secondary trading market, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the investment manager believes it is in the Fund’s best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has similar risks as investing in a closed-end fund. In addition, because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Investment grade debt securities Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as Fitch (rated BBB- or better), S&P (rated BBB- or better), or Moody’s (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Generally, a higher rating indicates the rating agency’s opinion that there is less risk of default of obligations thereunder including timely repayment of principal and payment of interest. Debt securities in the lowest investment grade category may have speculative characteristics and more closely resemble high-yield debt securities than investment-grade debt securities. Lower-rated securities may be subject to all the risks applicable to high-yield debt securities and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

A number of risks associated with rating agencies apply to the purchase or sale of investment grade debt securities.

Mandatory tender (mandatory put) municipal securities Mandatory tender (mandatory put) municipal securities may be sold with a requirement that a holder of a security surrender the security to the issuer or its agent for cash at a date prior to the stated maturity. On the predetermined tender date, the holder receives principal and accrued interest.

Maturity Municipal securities are issued with a specific maturity date--the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to interest rate changes, although they may provide higher yields.

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Municipal lease obligations Municipal lease obligations generally are issued to support a government's infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations. Municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee typically can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.

The Fund may also gain exposure to municipal lease obligations through certificates of participation, which represent a proportionate interest in the payments under a specified lease or leases.

Because annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt, and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, the Fund believes that this risk may be reduced, although not eliminated, by its policies on the credit quality of municipal securities in which it may invest.

Refunded bonds The issuer of a refunded bond (also known as pre-refunded or escrow-secured bonds) “pre-refunds” the bond by setting aside in advance all or a portion of the amount to be paid to the bondholders when the bond is called. Generally, an issuer uses the proceeds from a new bond issue to buy high-grade, interest-bearing debt securities, including direct obligations of the U.S. government, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the refunded bonds. Because refunded bonds still bear the same interest rate as when they were originally issued and are of very high credit quality, their market value may increase. However, as the refunded bond approaches its call or ultimate maturity date, the bond’s market value will tend to fall to its call or par price. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”), interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax.

Stripped securities Stripped securities are debt securities that have been transformed from a principal amount with periodic interest coupons into a series of zero coupon bonds, each with a different maturity date corresponding to one of the payment dates for interest coupon payments or the redemption date for the principal amount. Stripped securities are subject to all the risks applicable to zero coupon bonds as well as certain additional risks.

Like zero coupon bonds, stripped securities do not provide for periodic payments of interest prior to maturity. Rather they are offered at a discount from their face amount that will be paid at maturity. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

Tax-exempt commercial paper Tax-exempt commercial paper typically represents an unsecured short-term obligation (270 days or less) issued by a municipality.

Tax-exempt or qualified private activity and industrial development revenue bonds Tax-exempt industrial development revenue and other similar bonds are part of a category of securities sometimes known as tax-exempt or qualified private activity bonds. These bonds are typically issued by or on behalf of public authorities to finance various privately operated facilities which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment. As a result, these bonds may involve a greater degree of corporate credit risk than other municipal securities.

Temporary investments When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in temporary defensive investments, including cash, cash equivalents or other high quality short-term investments, such as short-term debt instruments, including U.S. government securities, high grade commercial paper, repurchase agreements, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers acceptances, variable rate demand notes, and other money market equivalents. To the extent allowed by exemptions from and rules under the 1940 Act and the Fund's other investment policies and restrictions, the investment manager also may invest the Fund's assets in shares of one or more money market funds managed by the investment manager or its affiliates. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in

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the securities markets, the securities in which the Fund normally invests, or the economies of the states and territories where the Fund invests. Temporary defensive investments can and do experience defaults. The likelihood of default on a temporary defensive investment may increase in the market or economic conditions which are likely to trigger the Fund's investment therein.

Temporary defensive investments generally may include securities that pay taxable interest, including (i) for the state Funds, municipal securities issued by a state or local government other than the Fund's state; (ii) high quality commercial paper; or (iii) securities issued by or guaranteed by the full faith and credit of the U.S. government. The Fund also may invest all of its assets in municipal securities issued by a U.S. territory such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands. The investment manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. When the Fund's assets are invested in temporary investments, the Fund may not be able to achieve its investment goal.

Unrated debt securities Not all debt securities or their issuers are rated by rating agencies, sometimes due to the size of or manner of the securities offering, the decision by one or more rating agencies not to rate certain securities or issuers as a matter of policy, or the unwillingness or inability of the issuer to provide the prerequisite information and fees to the rating agencies. Some debt securities markets may have a disproportionately large number of unrated issuers.

In evaluating unrated securities, the investment manager may consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Although unrated debt securities may be considered to be of investment grade quality, issuers typically pay a higher interest rate on unrated than on investment grade rated debt securities. Less information is typically available to the market on unrated securities and obligors, which may increase the potential for credit and valuation risk.

U.S. government securities U.S. government securities include obligations of, or securities guaranteed by, the U.S. federal government, its agencies, instrumentalities or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by the Government National Mortgage Association (GNMA). A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In the event of a default, an investor like the Fund would only have legal recourse to the issuer, not the U.S. government. Although the U.S. government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by the Fund. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Variable or floating rate securities The Fund may invest in variable or floating rate securities, including variable rate demand notes, municipal inflation protected securities, index-based floating rate securities, and auction rate securities, which have interest rates that change either at specific intervals from daily up to semiannually, or whenever a benchmark rate changes. The interest rate adjustments are designed to help stabilize the security's price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the security's market price when interest rates or benchmark rates rise, it lowers the Fund's income when interest rates or benchmark rates fall. Of course, the Fund's income from its variable and floating rate investments also may increase if interest rates rise.

Variable or floating rate securities may include a demand feature, which may be unconditional. The demand feature allows the holder to demand prepayment of the principal amount before maturity, generally on one to 30 days' notice. The holder receives the principal amount plus any accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the security. The Fund generally uses variable or floating rate securities as short-term investments while waiting for long-term investment opportunities.

Movements in the relevant index or benchmark on which adjustments are based will affect the interest paid on these securities and, therefore, the current income earned by the Fund and the securities' market value. The degree of volatility in the market value of the variable rate securities held by the Fund will generally increase along with the length of time between adjustments, the degree of volatility in the applicable index, benchmark or base lending rate and whether the index, benchmark or base lending rate to which it resets or floats approximates short-term or other prevailing interest rates. It

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will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the security.

The income earned by the Fund and distributed to shareholders will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus the Fund's income will be more unpredictable than the income earned on similar investments with a fixed rate of interest.

When-issued transactions Municipal securities may be offered on a “when-issued” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. If the other party to the transaction fails to deliver or pay for the security, the Fund could miss a favorable price or yield opportunity, or could experience a loss.

When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and includes the value of the security in the calculation of its net asset value. The Fund does not believe that its net asset value or income will be negatively affected by its purchase of municipal securities on a when-issued basis. The Fund will not engage in when-issued transactions for investment leverage purposes.

Although the Fund generally will buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is considered advisable. If assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will not earn income on those assets. When-issued transactions also are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed.

Zero coupon and deferred interest securities Zero coupon or deferred interest bonds are debt securities that make no periodic interest payments until maturity or a specified date when the securities begin paying current interest (cash payment date). Zero coupon and deferred interest bonds generally are issued and traded at a discount from their face amount or par value.

The original discount on zero coupon or deferred interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates.

For accounting and federal tax purposes, holders of bonds issued at a discount, such as the Fund, are deemed to receive interest income over the life of the bonds even though the bonds do not pay out cash to their holders before maturity or the cash payment date. That income is distributable to Fund shareholders even though no cash is received by the Fund at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

The following is a description of the general risks associated with the Fund's investments in municipal securities.

Credit quality All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Moody's and S&P, often rate municipal securities based on their analysis of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. Securities in the top four long term ratings categories (or comparable short-term rated or unrated securities) are “investment grade,” although securities in the fourth highest rating category may have some speculative features. These ratings are described at the end of this SAI under “Description of Ratings.” Lower-rated securities may be subject to all the risks applicable to high-yield debt securities and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

A number of risks associated with rating agencies apply to the purchase or sale of investment grade debt securities.

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal

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securities are insured, which means they are covered by an insurance policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain high quality securities, including securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

Any limitations on the credit quality of the securities the Fund may buy generally are applied when the Fund makes an investment so that the Fund is not required to sell a security because of a later change in circumstances.

In addition to considering ratings in its selection of the Fund's portfolio securities, the investment manager may consider, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds. Securities that depend on the credit of the U.S. government are regarded as having the same or equivalent rating as U.S. government securities.

Credit Debt securities are subject to the risk of an issuer's (or other party's) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund's ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market's perception of the creditworthiness of the issuer.

The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the investment manager or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors' interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party's ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.

Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Debt securities ratings The investment manager performs its own independent investment analysis of securities being considered for the Fund's portfolio, which includes consideration of, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The investment manager also considers the ratings assigned by various investment services and independent rating agencies, such as Moody's, S&P, and Fitch, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories. These ratings are described at the end of this SAI under “Description of Ratings.”

Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor's ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency's current opinion of an obligor's overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer's current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency's prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

Extension The market value of some debt securities may be adversely affected when bond calls or prepayments on underlying assets are less or slower than anticipated. This risk is extension risk. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets. As a consequence, the security's effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate

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environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Focus Because each state Fund predominantly invests in the municipal securities of its state, its performance is closely tied to the performance of issuers of municipal securities in its state. See “State and U.S. Territory Risks” below.

The greater the Fund’s exposure to any single type of investment – including investment in a given sector, region, issuer, or type of security – the greater the losses the Fund may experience upon any single economic, business, political, regulatory, or other occurrence.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income Income risk is the risk that the Fund's income will decline during periods of falling interest rates, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon a sale of a debt security. The Fund's income declines when interest rates fall because, as the Fund's higher-yielding debt securities mature, are prepaid or are sold, the Fund may have to re-invest the proceeds in debt securities that have lower interest rates. The amount and rate of distributions that the Fund's shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund may be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.

Inflation The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Interest rate The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund's average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Prepayment Debt securities, especially bonds that are subject to “calls” are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security's issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

The following is a description of the general risks associated with the Fund's investments:

Artificial intelligence Artificial intelligence refers to computer systems that can perform tasks that would

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otherwise require human intelligence and encompasses various different forms of artificial intelligence, including machine learning models. Artificial intelligence is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. Artificial intelligence can be categorized into two types: narrow artificial intelligence, which is designed for specific tasks, and general artificial intelligence, which has the ability to perform any intellectual task that a human can do and includes generative artificial intelligence (“GAI”). GAI is a type of artificial intelligence technology that produces new text, images, audio, and other content based on training data that includes examples of the desired output.

Typically, users enter questions, queries, or other inputs that prompt the GAI model or tool to produce output. In addition, some software uses GAI to suggest changes, summarize information, or translate text. Artificial intelligence has various applications in many fields such as healthcare, finance, transportation, and law.

The use of artificial intelligence in general may adversely impact markets, the overall performance of the Fund’s investments, or the services provided to the Fund by its service providers. The investment manager or a third party service provider may use and/or expand its use of artificial intelligence in connection with its business, operating and investment activities and the Fund's investments may also use such technologies. Actual usage of such artificial intelligence will vary, and while the investment manager expects it and the Fund’s third party service provider may, from time to time, adopt and adjust usage policies and procedures governing the use of artificial intelligence by its personnel, there is a risk of misuse of artificial intelligence technologies.

Artificial intelligence is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by artificial intelligence. Therefore, it is possible that the information provided through use of artificial intelligence could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses.

Artificial intelligence and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations. Ongoing and future regulatory actions with respect to artificial intelligence generally or artificial intelligence's use in any industry in particular may alter, perhaps to a materially adverse extent, the ability of the investment manager, third-party service provider, the Fund or its investments to utilize artificial intelligence in the manner it has to-date, and may have an adverse impact on the ability of any of those entities to continue to operate as intended.

Cybersecurity With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity incidents affecting the Fund’s investment manager and other service providers to the Fund or its shareholders (including, but not limited to, sub-advisors, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Fund and its shareholders, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business and the Fund to process transactions (including fulfillment of purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition,

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substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Fund’s investment manager has established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Inside information The investment manager (through its representatives or otherwise) may receive information that restricts the investment manager's ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund's flexibility with respect to buying or selling securities and may impair the Fund's liquidity.

Liquidity Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer's financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer's securities were more widely held. The Fund may also need to sell some of the Fund's more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security's market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

The market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

Management The investment manager's judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund's portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund's share price.

The investment manager selects investments for the Fund based on its own analysis and information as well as on external sources of information, such as information that the investment manager obtains from other sources including through conferences and discussions with third parties, and data that issuers of securities provide to the investment manager or file with government agencies. The investment manager may also use information concerning institutional positions and buying activity in a security.

The investment manager is not in a position to confirm the completeness, genuineness or accuracy of any of such information that is provided or filed by an issuer, and in some cases, complete and accurate information is not readily available. It is also possible that information on which the investment manager relies could be wrong or misleading. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the investment manager about an investment.

Market The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single security issuer. These general market conditions

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include real or perceived adverse economic or regulatory conditions, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, or a particular segment, such as municipal or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund's securities will participate in or otherwise benefit from the advance.

Portfolio turnover Portfolio turnover is a measure of how frequently the Fund's portfolio securities are bought and sold. High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund's returns.

The SEC requires annual portfolio turnover to be calculated generally as the lesser of the Fund's purchases or sales of portfolio securities during a given fiscal year, divided by the monthly average value of the Fund's portfolio securities owned during that year (excluding securities with a maturity or expiration date that, at the time of acquisition, was less than one year). For example, a fund reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

The Fund's portfolio turnover rates are disclosed in the sections entitled “Portfolio Turnover” and “Financial Highlights” of the Fund's prospectus.

Portfolio turnover is affected by factors within and outside the control of the Fund and its investment manager. The investment manager's investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the investment manager using a more active trading strategy than it might have otherwise pursued. The Fund's investment manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Trade policy The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries have threatened retaliatory tariffs on certain U.S. products.

Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.

State and U.S. Territory Risks

State Because each state Fund predominantly invests in the municipal securities of its state, its performance is closely tied to the ability of issuers of municipal securities in its state to continue to make principal and interest payments on their securities. The issuers' ability to make such payments is, in turn, primarily dependent upon economic, political and other conditions within the state. To the extent the Federal Intermediate-Term, Federal Limited-Term or High Yield Funds are invested significantly in a state, events in that state may affect their investments and their performance.

Below is a discussion of certain conditions that may affect municipal issuers in various states. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or of the economic or political conditions within any state and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified it. In addition, the disclosure below reflects only the information available to the Fund as of May 1, 2026. The information and risks set forth below could change quickly and without notice due to new or different information becoming available, market or economic changes or other unforeseen events, among other factors. The Fund generally only updates the information below before June of each year. Therefore, the disclosure may not reflect any new or different information that becomes available.

The ability of issuers of municipal securities to continue to make principal and interest payments depends in large part

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upon their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a state's revenues, including changes in state tax laws through legislation or referendum, the rate of population growth, man-made or natural disasters, unemployment rates, personal income growth, federal aid, and the ability to attract and retain successful businesses. A number of factors can also affect a state's spending, including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

The COVID-19 global pandemic began to impact the United States in early 2020. As a result of the pandemic, numerous measures were implemented to protect the public, which have significantly affected municipal market issuers, the market itself and most levels of the economy. Many governments ordered the closure of non-essential businesses and recommended or required social-distancing, instituted “shelter-in-place” policies and limited the size of gatherings.

As a result of these policies, economies across the country contracted, and many of the revenues received by municipal bond issuers were adversely affected. In addition, municipal issuers across the industry encountered spending pressure resulting from the costs of cleaning facilities, providing personal protective equipment (PPE), moving employees home and instituting distance and online learning, as examples.

In 2020 and 2021, the federal government announced several programs available to many issuers in the municipal market, which helped finance additional costs and replace certain revenues lost as a result of the pandemic. Since 2021, when state and local governments began reopening, local and state economies and financial positions have improved.

The following disclosure provides more information about the risks of investing in the Fund. Please read this information together with the section “Principal Risks” in the prospectus.

Massachusetts. Massachusetts’ economy has generally kept pace with the US over the past several years, though growth has moderated relative to the national average since late 2024. The economy is anchored by the Boston MSA, which includes a dense concentration of higher education institutions, healthcare systems and associated technology and life-science firms. As a result of this concentration, per capita income continues to materially exceed national averages. Based on the 2025 US Census Bureau estimates, the Commonwealth of Massachusetts is the 16th largest state by population with roughly 7.154 million residents, resulting in 1.7% growth from the previous year. The Commonwealth’s real GDP reached $644 billion in July 2025, an annual expansion of 2.4%, following stronger relative performance earlier in the expansion; growth has trailed the US since mid-2024, though it remains above the average among other Northeastern states. Meanwhile, per capita income continues to outpace the national average at $97,456, the 3rd highest in the nation in 2025.

The average annual unemployment rate has remained low, measuring between 2% and 4% from 2022 through early 2024 before increasing during 2025. The February 2026 unemployment rate was 4.8%, slightly higher than the national unemployment rate of 4.4%, marking a reversal in trends. The economy has recently become more concentrated in professional and technical services, which accounted for 22% of real GDP in 2025, compared to 13% nationally. Real estate, rental and leasing, together, constitute the second largest sector, accounting for 14% for the Commonwealth’s GDP, the same percentage of the national GDP comprising this sector. Currently, the age dependency ratio of non-working age population to working age population is approximately 59%, lower than the national ratio of 64%. The Commonwealth enjoys a concentration of private and public institutions that produces and attracts a highly educated workforce. As of 2023 (the most recent year for which data is available), the share of residents with a bachelor’s degree was 48%, higher than any other state.

Massachusetts' financial position has benefitted from conservative budgeting practices, strong fiscal management, and a willingness to make spending cuts when necessary in order to balance the budget. The Commonwealth is statutorily obligated to submit a balanced budget each year, and in the event that revenues fall short of the budget, the Governor is required either to reduce appropriations or to transfer funds in an amount sufficient to offset the revenue shortfall. These governance features, combined with federal aid, revenue growth, and prudent reserve management, enabled the Commonwealth to rebound strongly from the effects of the COVID-19 pandemic and build reserves to historically high levels. Massachusetts has statutorily established a budget stabilization fund (BSF) that directs 90% of state capital gains tax revenues over $1 billion, subject to an annually adjusted rate that reflects the average rate of growth in the U.S. over the preceding 5 years. At fiscal year end June 30, 2025, the BSF balance was $8.227 billion, remaining near a historic peak and reflecting 13% of fiscal year 2025 spending. As of April 2026, fiscal year 2026 is projected to end with an identical BSF balance of $8.227 billion. In fiscal year 2024, the Commonwealth increased BSF’s fiscal year end allowable balance to 25.5% from 15% of total budgeted revenue with any extra amount allocated to a tax reduction fund.

Revenue sources remain concentrated, with income tax generating 61% of fiscal year 2025 tax revenues, sales taxes 22%, corporate taxes 11% and other sources 5%. The high reliance on income taxes subjects the Commonwealth to volatility related to capital market fluctuations. In November 2022, voters passed the Fair Share Amendment, which levies a 4% tax on annual income higher than $1 million and which

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generated $3 billion in fiscal year 2025 and $0.5 billion through September 2025 for fiscal year 2026.

Preliminary projections for the fiscal year 2026 budget reflect a balanced budget. The Commonwealth’s fiscal year 2026 budget provides for $58 billion in authorized spending, an amount 0.4% lower than the revised fiscal year 2025 spending, excluding certain spending of surtax revenue and transfers to the Medical Assistance Trust Fund. The Governor’s proposed fiscal year 2027 budget totals roughly $60 billion, an increase of 1.1%.

Massachusetts has one of the highest debt burdens in the nation. At fiscal year end 2024 (the date of the most recent audit), net tax supported debt was estimated at $51.350 billion, of which $34.245 billion, or roughly 67%, was general obligation debt. The 2024 debt-per-capita is estimated at $6,113, while net tax supported debt as a percentage of personal income is roughly 7%. There are statutory limitations on the issuance of debt subject to periodic calculations and adjustments.

Until 2023, Massachusetts had been underfunding its pension obligations for more than ten years on an actuarial basis. Contributions are statutorily determined based on a funding schedule established every three years. Reversing the underfunding trend, state pension contributions in fiscal years 2023 and 2024 exceeded Moody’s “treading water” calculations, increasing their contributions.

As of April 29, 2026, Moody’s, S&P, and Fitch maintained long-term credit ratings on the state of Aa1, AA+ and AA+, respectively.

New Jersey. New Jersey has a large and diverse economy that benefits from its proximity and access to the New York metropolitan area. New Jersey also has some of the highest resident wealth levels in the nation, with per capita personal income amounting to 115% of the national average in 2025, the seventh highest in the nation. The state’s economy is notably characterized by the high cost of living and doing business, as well as by slow population growth hindered by out-migration. In 2025, according to the Bureau of Economic Analysis (BEA), personal income increased by 4.4%, ranking 41st amongst the states. The state's economy declined significantly during the COVID-19 pandemic. The state’s initial recovery during the pandemic trailed the nation’s, but the state gained jobs at a faster pace than the nation during the second year of the pandemic. The pandemic adversely affected employment in particular, with a high of 15.8% unemployment in May 2020, compared to 3.6% in 2019. As of February 2026, the preliminary seasonally adjusted unemployment rate was 5.1%, higher than the nation’s rate of 4.4% and ranked 45th in the nation.

During fiscal year 2025, the unassigned general fund balance decreased for the second consecutive year. The unassigned fund balance decreased by $514 million to $8.6 billion, from $9.1 billion in fiscal year 2024. This decrease resulted mainly from an $808.8 million decrease in services and assessments, predominantly due to a $700 million one-time settlement received in fiscal year 2024. General fund revenues increased by 1.1% to $61 billion, following a 1% decrease the prior year. General fund revenues were $1.1 billion below the final budget, primarily due to decreases in federal and other grants. General fund expenditures increased by 0.7% to $59.6 billion, following an increase of 10.4% the prior year. The state incurred a $1.4 billion operating surplus during fiscal year 2025; however, after transfers and other income, the net change in fund balance was -$1 million. Ending fund balance was $22.4 billion, or 37.5% of expenditures, of which $8.6 billion represents unassigned fund balance.

The pension liability in fiscal year 2025 amounted to $77.5 billion, a slight decrease from $79.4 billion the previous year. S&P stated combined GASB pension funded ratio increased to 50% in fiscal year 2024. The state’s pension funds are some of the lowest funded pensions in the nation. Beginning in fiscal year 2022 and continuing into fiscal year 2026, the fund has contributed full pension actuarially determined contribution (ADC). New Jersey’s pension metrics are thus projected to improve, but remain suboptimal currently.

The OPEB liability in fiscal year 2025 amounted to $88.6 billion, an increase from $76.9 billion the previous year. New Jersey finances its OPEBs on a pay-as-you-go basis. In addition to the large pension and OPEB liabilities, New Jersey has one of the highest debt burdens nationwide. According to the latest Moody's state debt median report, which contained FY 2024 data, New Jersey’s net-tax supported debt totaled $42.4 billion in fiscal year-end 2024. Net tax-supported debt per capita was approximately $4,462, compared to a national median of $1,214, ranking the state fourth highest in the nation.

As of April 28, 2026, New Jersey’s long-term general obligation ratings were as follows: Aa3, A+ and A+ from Moody’s, S&P and Fitch, respectively, all with stable outlooks.

U.S. Territories Since the Fund may invest in municipal securities issued by U.S. territories, the ability of municipal issuers in U.S. territories to continue to make principal and interest payments may affect the Fund's performance. As with state municipal issuers, the ability to make these payments depends upon economic, political and other conditions.

Below is a discussion of certain conditions that may affect municipal issuers in various U.S. territories. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or the economic or of political conditions within any U.S. territory, and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified

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it. In addition, the disclosure below reflects only the information available to the Fund as of May 1, 2025. The information and risks set forth below could change quickly and without notice due to new or different information becoming available, market or economic changes or other unforeseen events, among other things. The Fund generally only updates the information below before June of each year. Therefore, the disclosure may not reflect any new or different information that becomes available.

The ability of issuers of municipal securities to continue to make principal and interest payments depends in large part upon their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a territory's revenues, including the rate of population growth, man-made or natural disasters, unemployment rates, personal income growth, federal aid, and the ability to attract and retain successful businesses. A number of factors can also affect a territory's spending, including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

Guam. Guam is an organized, unincorporated territory of the United States, located approximately 3,800 miles west-southwest of Hawaii, 1,500 miles south-southeast of Japan and 1,600 miles east of the Philippines. The island is approximately 212 square miles, stretching 30 miles long and varying in width between four and nine miles. Guam had an estimated population of 153,836 as of 2020, according to the most recently available information from the U.S. Census Bureau.

The U.S. military and the tourism industry are significant drivers of Guam’s economy. Additionally, the government of Guam receives significant support from the U.S. Treasury. In terms of tourism, visitor arrivals reached an all-time peak in 2019 of 1.67 million and averaged 1.54 million visitors between 2015 and 2019. However, visitor arrivals plummeted to 0.32 million visitors in calendar year 2020 due to the COVID-19 pandemic. Visitor arrivals increased in 2022 and 2023, but declined year-over-year in 2024 and 2025. For the first six months of fiscal year 2026 (through March 2026), arrivals have increased by 19% compared to the same period for fiscal year 2025. Furthermore, at a recent investor conference, the governor announced her projection that the total number of visitors will end the year close to pre-pandemic levels. Guam depends heavily upon tourism from Asian travelers (particularly from Japan and Korea), and fewer of these travelers have visited post-COVID-19. Although Asian visitor arrivals are still significantly below historic levels, they have been rebounding recently. Japanese tourists had traditionally comprised the largest visitor base; recently, however, Japanese visits have declined, while South Korean visits have increased. Through the first six months of 2026, both South Korea and Japan have demonstrated year-over-year gains of more than 20% each. The significant negative impacts upon the tourism industry since the beginning of the COVID-19 pandemic, however, have resulted in material declines in hotel occupancy and room rates. The hotel occupancy rate declined to 66% in calendar year 2022 from 89.5% in 2019, while the average room rate decreased to $192 from $211 in the prior year. As of March 2026, the preliminary hotel occupancy rate was 72.5%, and the weighted hotel room rate was $208.57, each an increase from the same period in 2025. The unemployment rate was reported at 3.1% as of December 2025 a year-over-year decline from 3.9% and significantly lower than the 17.9% rate in 2020. Civilian employment increased each year since the pandemic through 2024, with a slight decline in 2025.The U.S. military presence in Guam retains a stabilizing influence upon Guam’s economy. According to the most recent available information, as of September 31, 2024, the island was home to 6,836 active military members. The Department of Defense plans to relocate additional military members from Okinawa, Japan to Guam in the future. The current plan contemplates the relocation of approximately 6,300 military personnel and 320 dependents by fiscal year 2029.

Entering into the COVID-19 pandemic, Guam’s overall financial condition had shown signs of improvement, but was negatively impacted by the pandemic, which significantly curtailed travel. Since the pandemic, the government’s fiscal condition has been improving steadily. In five of the past seven years, the general fund has produced a surplus after net transfers, including a surplus of $46.3 million in fiscal year 2020, $31.8 million in 2021, 105.1 million in 2022, $59.8 million in 2023 and $98.4 million in 2024. These surpluses have helped reduce the accumulated unassigned general fund deficit from -$492 million in 2011 to $40 million in 2024.

Guam maintains a relatively leveraged balance sheet, completing fiscal year 2024 with roughly $1.1 billion of net tax-supported debt. While Guam’s status as a territory differentiates its fiscal outlook from that of the states, Guam’s debt levels on a per capita basis of approximately $6,200 nonetheless significantly exceeds Moody’s 2024 50-state median of $1,214. Higher debt levels are partially attributable to the territory’s responsibility for government services generally provided by both state and local governments.

The government closed its defined benefit plan to new members in 1995 and replaced it with a defined contribution plan, resulting in a more favorable pension funding situation. Pursuant to legislation passed in 2016, eligible employees in the defined contribution plan were granted the option to transfer into a new hybrid defined benefit-contribution plan, DB 1.75, during 2017. Guam reported that approximately 3,379 of 8,947 defined contribution plan members elected to transfer into the new plan during the eligibility window. As reported in the fiscal year 2024 audit (with a measurement date in 2023), the reported aggregate net pension liability was $1.2 billion across the defined benefit plan, with a funded ratio

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of 52%. As of September 30, 2024, Guam’s aggregate unfunded actuarial accrued OPEB liability was $1.8 billion.

As of May 1, 2026, Guam’s general obligation debt was rated by Moody’s at Baa3, with a stable outlook. S&P rated Guam’s general obligation debt BB, with a stable outlook.

Mariana Islands. The Commonwealth of the Northern Mariana Islands (CNMI) became a U.S. territory in 1975. At that time, the U.S. government agreed to exempt the islands from federal minimum wage and immigration laws in an effort to help stimulate the economy. As a result, the islands were able to develop a large garment industry, which at one time encompassed 40% of the economy, and its rapid growth from 1980-1995 elevated CNMI’s overall economic growth to among the highest levels worldwide. Critical to this growth was duty-free access to U.S. markets and local authority over immigration and the minimum wage. However, in 2005, the World Trade Organization (WTO) eliminated quotas on apparel imports from other textile producing countries. Subsequently, CNMI lost its main competitive advantage. In 2007, CNMI's immigration and minimum wage laws were federalized. Since then, CNMI has been required to follow all U.S. immigration and minimum wage laws. The minimum wage increased by $0.50 each year (except in 2011, 2013, and 2015, when no increase occurred), until it reached the current U.S. minimum wage of $7.25. Under the new immigration laws, all non-U.S. born residents were required to leave CNMI by 2012 unless they qualified for a working visa. The increasing minimum wage in CNMI, combined with current immigration laws, has caused the territory’s garment industry to decline, hindering the economic and financial stability of the commonwealth. According to the 2020 Census, the population of CNMI was 49,796, representing a 7.9% decrease from the 2010 Census.

Estimates show that real GDP for CNMI decreased 29.7% in 2020, after decreasing 11.3% in 2019. The decline in GDP was primarily a result of decreases in exports of goods and services, private fixed investment, and government spending. Exports of services declined by 31.1 in 2020, driven by a decrease in visitor spending, including a decline in casino gambling. The number of visitors to CNMI declined 81.7% year over year in 2020, and another 86% in 2021, before rebounding in 2022. For fiscal year 2025 (ending September 2025), visitors are down 32% from the prior year.

CNMI’s financial condition weakened in fiscal year 2022 after a general fund net deficit of 53.7 million, resulting in an ending balance of -$266 million.

CNMI has operated at a deficit since 1984, as the territory historically has spent more than it has collected in revenue. Because the territory has held minimal spare revenue due to the operating deficit, the commonwealth has historically foregone funding its retirement requirements; as a result, CNMI's pension fund remains heavily underfunded. The commonwealth had a net pension liability of $360.9 million and a funded status of 24.4% at the end of fiscal 2022.

The CNMI sustained significant damage and disruption from Typhoon Sinlaku in April 2026. The effects of this event are projected to have a material impact on tourism, the economy and financial operations.

The CNMI is not rated by any of the rating agencies.

Puerto Rico. The Commonwealth of Puerto Rico (“Puerto Rico”), along with its related issuers, is among the largest and most widely held issuers of municipal bonds, due in part to such bonds’ exemption from federal, local and state taxes in all U.S. states. However, certain municipal issuers in Puerto Rico have continued to experience significant financial difficulties. Credit rating firms, such as Standard & Poor’s, Fitch Ratings, and Moody’s Investors Service, have downgraded their respective ratings of Puerto Rico’s general obligation debt further below investment grade, along with the ratings of certain related Puerto Rico issuers. On July 7, 2016, Standard & Poor’s downgraded Puerto Rico’s general obligation rating to D. On July 1, 2016, Moody’s revised the outlook on Puerto Rico’s Caa3 general obligation rating to “developing” from “negative.” On July 5, 2016, Fitch Ratings downgraded Puerto Rico to D. Additionally, several of the other credit agencies have maintained a negative outlook on certain Puerto Rico issuers. More recently, Moody’s withdrew its ratings of Puerto Rico in July 2021. Although the Fund has not been required to sell securities that have been downgraded to below investment grade, it is prohibited from making further purchases of any securities not rated “investment grade” by at least one U.S. nationally recognized rating service.

In June 2014, Governor Padilla signed into law the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (Act), citing a "fiscal emergency" relating to certain of its public corporations. According to the governor, the Act was meant to provide a legal framework that can be used by certain Puerto Rico public corporations, including the Puerto Rico Electric Power Authority (PREPA), to seek protection from creditors and to reorganize and restructure their debt should they become insolvent. Although Puerto Rico is a U.S. territory, neither Puerto Rico nor its subdivisions or agencies are currently eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or to restructure their debt. Congress created a framework to restructure the island’s debt. As of this writing, Puerto Rico has completed restructuring most of its governmental entities, with a few in the final stages. Recently, however, significant upheaval on the Oversight Board has significantly slowed progress and resulted in the dissolution of an important restructuring agreement.

Puerto Rico's economy has traditionally tracked that of the U.S. mainland. However, as an island, it is more exposed to

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environmental risks and demographic risks. Puerto Rico entered its own recession in 2006, ahead of the mainland. As a result of population flight to the mainland, Puerto Rico struggled to recover. After beginning the restructuring process, the island sustained extensive damage from Hurricane Maria in 2017; that disaster was followed by earthquakes in 2019 and 2020 and by COVID-19 in 2020. As a result of significant federal aid to rebuild after the natural disasters, COVID-19 relief and savings accrued from not paying debt service during the restructuring, the government’s financial situation has improved.

Puerto Rico’s unemployment rate remains high compared to mainland metrics. Despite volatility resulting from Hurricane Maria and from COVID-19, however, unemployment has improved from highs over the past decade. As of February 2026, the unemployment rate was 5.6%, stable from August 2025. Although total non-farm payroll employment (seasonally adjusted) has declined on a year-over-year basis since 2013, Puerto Rico has experienced recent growth in this area, as well, as it did after Hurricane Maria. Payroll employment, which was 950,200 for 2023, has increased to 958,800 as of December 2024 and 1,164,985 as of February 2026. As of December 2025, the largest employment sectors include services (41%), government (20%), trade (20%) and manufacturing (8%). While the manufacturing sector comprises only 9% of employment, it is the largest sector in terms of gross domestic product. According to preliminary 2017 data, the most current available, the manufacturing sector constituted 48.2% of total GDP. Historically, the manufacturing sector has undergone significant fluctuation. Pharmaceuticals, biotechnology and technology became growth areas in the 1990s, but this trend reversed in the subsequent years, with manufacturing employment declining 38% from fiscal years 2007 to 2015. Excluding 2020, however, manufacturing employment has been growing since 2017.

Tourism is an important component of the economy, and tax revenues and the number of visitors to the island were significantly reduced as a result of Hurricane Maria, the 2019 and 2020 earthquakes and COVID-19. Total tourism arrivals increased 9.9% in 2024 over 2023. Through June 2025, arrivals increased another 2.3% over the same period in 2024. Average occupancy rates currently stand at 75.1% as of June 2025, nearing historical highs and marking an increase since COVID-19.

The island’s population has stabilized in recent years, a contrast to the out-migration that had been occurring for a least a decade prior.

The commonwealth has operated within a deficit for more than a decade. The deficit operations have been necessitated by incorrect revenue assumptions, underestimated spending levels, a lack of financial management, poor collection rates and a weak economy, among other factors. The Fortuño and Padilla Administrations each tried to implement economic and fiscal revitalization plans, but neither was able to ameliorate its deficit operations. Unfortunately, the commonwealth has not produced audited financial statements since June 30, 2022. However, the commonwealth has experienced strong revenue growth over the past several years. In fiscal year 2022, revenues decreased, primarily as a result of lower federal aid than 2021. Expenditures also decreased, however, which helped the commonwealth post another general fund operating surplus. On a net basis, Puerto Rico had a deficit after transfers to fund payments under its bankruptcy plan.

Puerto Rico’s debt levels have historically been higher than per-capita metrics for the nation as a whole, given that Puerto Rico centralizes the majority of its debt issuance at the territory level. These debt levels increased as Puerto Rico financed significant capital and infrastructure improvements, and historically, the commonwealth has relied on the capital markets for funding of current year expenses. As a result of the bankruptcy, Puerto Rico has restructured nearly all of its governmental debt (excluding PREPA), which has not only brought down overall debt levels, but lowered annual debt service requirements.

According to the June 30, 2022, actuarial report, Puerto Rico continues to maintain a very high unfunded pension liability of $48 billion, and its primary pension fund had an estimated funded ratio of below 1%. It also had an estimated unfunded other post-employment benefits (OPEB) liability of $1.3 billion as of June 30, 2022. Consequently, the commonwealth must contend with considerable pension requirements and a pension fund with an extremely large unfunded liability.

Outstanding issues relating to the potential for a transition to statehood may also result in broad implications for Puerto Rico and its financial and credit position. The incumbent political party supports statehood. The U.S. House of Representatives has considered legislation that would allow the residents of Puerto Rico to vote on the territory’s political status. If approved by Congress, Puerto Rico would first hold a referendum asking residents whether they prefer Puerto Rico to be a self-governing commonwealth or to change the island's status. If a majority were to vote for a different status, the island would then hold a second election to decide which status is desired. One of these options would be statehood. The president has recommended that Congress appropriate money for Puerto Rico to hold a non-partisan election on the question of political status. It is not clear what the timeline, the outcome or the repercussions would be of such a vote. A plebiscite was held on June 8, 2017, and although 97% of voters chose statehood, only 23% of eligible voters turned out to vote. Given that the current governor supports statehood, the topic is more publicly prominent than it has been when a non-pro-statehood governor has been in office.

U.S. Virgin Islands. The United States Virgin Islands (USVI) is an organized, unincorporated territory of the United States,

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located approximately 40 miles east of the Commonwealth of Puerto Rico. The U.S. Virgin Islands is composed of the main islands of Saint Croix, Saint John and Saint Thomas, along with a number of smaller islands. The total land area of the territory is 133.73 square miles.

The U.S. Virgin Islands continues to experience negative net migration, completing 2020 with an estimated population of 106,290. The number of total residents has declined by approximately 1.9% over the last decade. As of February 2026, total non-farm employment has declined on a year-over-year basis by 4.2%. The unemployment rate was 3.2% as of December 2025, the same rate as the previous year’s. The local economy remains relatively narrow in scope, with tourism and related industries accounting for roughly 22% of employment and 80% of annual economic activity. Visitors increased each year between 2021 and 2023, and in 2024, the islands experienced its highest level of visitor arrivals, a trend that has been continuing. Average hotel occupancy was approximately 59% as of December 2025, slightly lower than the same period in 2024.

Declining tourism has negatively impacted economic activity, as nominal GDP has contracted by an aggregate 13.2% over the last five years. Per capita personal income was approximately $25,497 in 2019, representing 45.4% of the national average. The economy has been further impacted by the closure of the Hovensa petroleum refinery in 2012. The refinery was previously the largest employer and taxpayer on the islands; the closure resulted in the loss of roughly 2,000 jobs. The USVI civilian employment totaled 40,715 in November 2025, a 1.3% increase over the prior year.

The USVI maintains elevated fixed costs, with a net tax supported debt of $1.62 billion. Debt-per-capita is approximately $15,147, which is considerably higher than the 50-state median of $1,214. Net tax-supported debt additionally represents 35.7% of GDP. The government employees’ retirement system also has a very large unfunded liability, which has been exacerbated by the government’s deferral of its statutorily-required contributions. As of September 30, 2023, the pension system had a funded ratio of 8.9%; the system’s actuaries project that the system could exhaust its assets in the future. In 2022, the USVI refinanced part of its outstanding debt in an effort both to benefit from lower rates and to provide a new windfall of revenues dedicated to its pension system. This additional revenue source is expected to help stabilize the pension fund; however, improvement is yet to be seen.

As a result of the USVI’s precarious financial condition, the territory has struggled to provide audited financial statements in a timely manner; the territory has still not disclosed audited financials since fiscal year 2023. In fiscal year 2023, the USVI’s general fund had a $93 million deficit and an accumulated general fund balance of -$470 million.

Policies and Procedures Regarding the Release of Portfolio Holdings

The Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Fund’s Chief Compliance Officer, does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of the Fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Fund's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Fund's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, subject to the limited exceptions noted below, a complete list of the Fund's portfolio holdings is generally released no sooner than 15 calendar days after the end of each calendar month but may be released earlier provided the release is made available to the general public. Other portfolio holdings information, such as top 10 holdings, commentaries and other materials that may reference specific holdings information of the Fund as of the most recent month end are generally released five days after the end of each month but may be released earlier or later as deemed appropriate by the Fund’s portfolio manager. Released portfolio holdings information can be viewed at www.franklintempleton.com.

To the extent that this policy would permit the release of portfolio holdings information regarding a particular portfolio holding for the Fund that is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or

24

inappropriate due to liquidity or other market considerations, the portfolio manager for the Fund may request that the release of such information be withheld.

Exceptions to the portfolio holdings release policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders shall be made by the Fund's Chief Compliance Officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers; service providers to the Fund and investment manager; municipal securities brokers using the Investor Tools product, which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets; certain entities, in response to any regulatory requirements, approved by the investment manager’s Chief Compliance Officer in limited circumstances; and transition managers hired by Fund shareholders. In addition, should the Fund process a shareholder’s redemption request in-kind, the Fund may, under certain circumstances, provide portfolio holdings information to such shareholder to the extent necessary to allow the shareholder to prepare for receipt of such portfolio securities, which in some circumstances may include using such information to identify any securities the shareholder is not permitted to receive as redemption proceeds or to hedge or otherwise manage the shareholder’s risk exposure in connection with the redemption.

The specific entities to whom the Fund may provide portfolio holdings in advance of their release to the general public are:

• Bloomberg, Capital Access, CDA (Thomson Reuters), FactSet, Fidelity Advisors, S&P Global Ratings, Vestek, and Fidelity Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end.

• Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Fund, including: Custodian Bank: JPMorgan Chase Bank; Sub-Administrator: JPMorgan Chase Bank; Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP; Outside Fund Legal Counsel: Stradley Ronon Stevens & Young, LLP; Independent Directors'/Trustees' Counsel: Vedder Price P.C.; Proxy Voting Services: Glass, Lewis & Co., LLC and Institutional Shareholder Services, Inc.; Brokerage Analytical Services: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; Financial Printers: Donnelley Financial Solutions, Inc. or GCOM Solutions, Inc.

Eligible third parties that do not otherwise have a duty of confidentiality or have not acknowledged such a duty are required to (a) execute a non-disclosure agreement that includes the following provisions or (b) otherwise acknowledge and represent adherence to substantially similar provisions. Non-disclosure agreements include the following provisions:

• The recipient agrees to keep confidential until such information either is released to the public or the release is otherwise approved by the Chief Compliance Officer.

• The recipient agrees not to trade on the non-public information received, except that a recipient of non-public holdings information received in connection with certain redemptions in-kind pursuant to contractual arrangements will not be prohibited from hedging or otherwise managing its risk exposure from the expected distribution of portfolio securities to be received in the redemptions in-kind.

• The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

A fund other than a U.S. registered Franklin Templeton fund, such as an offshore fund or an unregistered private fund, with holdings that are not substantially similar to the holdings of a U.S. registered Franklin Templeton fund, is not subject to the restrictions imposed by the policy.

Several investment managers within Franklin Templeton (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. Certain of these offshore funds may from time to time invest in securities substantially similar to those of the Fund. The release of portfolio holdings information for such offshore funds is excluded from the Fund's portfolio holdings release policy if such information is given to banks, broker-dealers, insurance companies, registered investment managers and other financial

25

institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Such information may only be disclosed for portfolio analytics, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager: (1) agrees that it is subject to a duty of confidentiality; (2) agrees that it will not (a) purchase or sell any portfolio securities based on any information received; (b) trade against any U.S. registered Franklin Templeton fund, including the Fund; (c) knowingly engage in any trading practices that are adverse to any such fund or its shareholders; and (d) trade in shares of any such fund; and (3) agrees to limit the dissemination of such information so received within its organization other than to the extent necessary to fulfill its obligations with respect to portfolio analytics for its discretionary clients.

Certain F-T Managers serve as investment advisers to privately placed funds that are exempt from registration, including Canadian institutional pooled funds (“Canadian funds”). In certain circumstances, such unregistered private funds and Canadian funds may have portfolio holdings that are not, in the aggregate, substantially similar to the holdings of a U.S. registered fund, as determined by the Chief Compliance Officer or his/her designee. Under such circumstances the release of portfolio holdings information to a client or potential client or unitholder of the unregistered private fund or Canadian fund may be permissible. In circumstances where an unregistered private fund or Canadian fund invests in portfolio securities that, in the aggregate, are substantially similar to the holdings of a U.S. registered fund, such private funds and Canadian funds are subject to the restrictions imposed by the policy, except that the release of holdings information to a current investor therein is permissible conditioned upon such investor’s execution of a non-disclosure agreement to mitigate the risk that portfolio holdings information may be used to trade inappropriately against a fund. Such non-disclosure agreement must provide that the investor: (1) agrees that it is subject to a duty of confidentiality; (2) agrees to not disseminate such information (except that the investor may be permitted to disseminate such information to an agent as necessary to allow the performance of portfolio analytics with respect to the investor’s investment in such fund); and (3) agrees not to trade on the non-public information received or trade in shares of any U.S. registered Franklin or Templeton fund that is managed in a style substantially similar to that of such fund, in the case of a Canadian fund.

U.S. registered open-end funds and offshore registered funds that invest substantially all of their assets in registered open-end funds and/or Exchange Traded Funds are excepted from the policy’s restrictions.

Certain F-T Managers provide model portfolios composed of portfolio holdings information to the sponsors of programs offering separately managed accounts, unified model accounts or similar accounts (“Program Sponsors”). If such model portfolios are substantially similar to those of a U.S. registered fund, such model portfolios may be provided to Program Sponsors so long as: (1) the recipient Program Sponsors has executed a non-disclosure agreement or other agreement containing or incorporating confidentiality provisions that restrict the use and dissemination of confidential portfolio holdings information received by the Program Sponsor as described in the following sentence, or other provisions that impose similar restrictions on such use and dissemination and, (2) the model portfolio has been deemed sufficiently liquid by the F-T Manager's liquidity committee or the applicable F-T Managers for the strategies of the applicable model portfolios, as determined in their reasonable judgment. Such agreement must provide that the Program Sponsor agrees that: (1) it is subject to a duty of confidentiality; (2) it will use confidential model portfolio information only to the extent necessary to perform its obligations under the agreement; and (3) it will not disclose confidential model portfolio information except to personnel or parties who have a need to know such confidential information in connection with, or in order to fulfill the purposes contemplated by, the agreement.

Some F-T Managers serve as sub-advisers to other mutual funds not within the Franklin Templeton fund complex ("other funds"), which may be managed in a style substantially similar to that of a U.S. registered Franklin or Templeton fund. Such other funds are not subject to the Fund's portfolio holdings release policy. The sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

The Fund's portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Fund's board, and any other material amendments shall also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment manager's compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

Officers and Trustees

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The Trust has a board of trustees. Each trustee will serve until that person resigns or retires and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, appoints the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The board also monitors the Fund to help ensure that no material conflicts exist among share classes. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years, number of portfolios overseen in the Franklin Templeton fund complex and other directorships held during at least the past five years are shown below.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1984	114	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	114	Hess Corporation (exploration of oil and gas) (2014-2025).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018-present); and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	114

Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present); and formerly, Avis Budget Group Inc. (car rental) (2007-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since 2019	114

Santander Holdings USA (holding company) (2019-present); and formerly, Hess Corporation (exploration of oil and gas) (1993-2025); Santander Consumer USA Holdings, Inc. (consumer finance) (2016-2023), Canadian National Railway (railroad) (2001-2021), White Mountains Insurance Group, Ltd. (holding company) (2004-2021), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	114	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-2025); Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	114

Graham Holdings Company (education and media organization) (2011-2021); The Southern Company (energy company) (2014-2020; previously 2010-2012) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2021	107

Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Gregory E. Johnson[2] (1961) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board since 2023 and Trustee since 2007	123	None

Principal Occupation During at Least the Past 5 Years:

Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.

Rupert H. Johnson, Jr.[3] (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2013	114	None

Principal Occupation During at Least the Past 5 Years:

Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.

Ben Barber (1969) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton fund complex; and formerly, Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Bjorn A. Davis (1965) 100 First Stamford Place Stamford, CT 06902	Chief Compliance Officer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Global Regulatory Compliance US Advisory Services; Chief Compliance Officer, Franklin Advisers, Inc., Franklin Mutual Advisers LLC, Franklin Templeton Institutional LLC, Templeton Investment Counsel LLC and Templeton Global Advisors Limited (since 2023); formerly, Director, Franklin Templeton Global Regulatory Compliance; Chief Compliance Officer, K2 Advisors, LLC and K2/D&S Management Co., LLC (2011 - 2023).

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Susan Kerr (1949) One Madison Avenue New York, NY 10010	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since 2024	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since 2023	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton fund complex; and formerly, Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2025, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.

3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.

The Trust's independent board members constitute the sole independent board members of 24 investment companies in the Franklin Templeton complex for which each independent board member currently is paid a $304,000 annual retainer fee, together with a $7,000 per meeting fee for attendance at each regularly scheduled board meeting, a portion of which fees are allocated to the Trust. To the extent held, compensation may also be paid for attendance at specially held board meetings. The Trust's lead independent board member is paid an annual supplemental retainer of $75,000 for services to such investment companies, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds are paid a $10,000 annual retainer fee, together with a $3,000 fee per Committee meeting in which they participate, a portion of which is allocated to the Trust. Terrence J. Checki, who serves as chairman of the Audit Committee of the Trust and such other funds receives a fee of $50,000 per year in lieu of

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the Audit Committee member retainer fee, a portion of which is allocated to the Trust. The following table provides the total fees paid to independent board members by the Trust and by other funds in Franklin Templeton. Prior to January 1, 2026, the Trust's lead independent board member was paid an annual supplemental retainer of $50,000 for services to such investment companies, a portion of which is allocated to the Trust.

Name	Total Fees Received from the Fund* ($)¹	Total Fees Received from Franklin Templeton ($)[2]
Harris J. Ashton	10,819	623,000
Terrence J. Checki	13,293	732,000
Mary C. Choksi	12,164	670,000
Edith E. Holiday	13,880	770,000
J. Michael Luttig	11,770	679,000
Larry D. Thompson	12,234	670,000
Valerie M. Williams	12,072	674,000

*	Represents aggregate fees received from the funds in this SAI.
1.	For the fiscal year ended February 28, 2026.
2.	For the calendar year ended December 31, 2025.

Independent board members are reimbursed for expenses incurred in connection with attending board meetings and such expenses are paid pro rata by each fund in Franklin Templeton for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in Franklin Templeton. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through the adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund (excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid to such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund on December 31, 2025.

Independent Board Members

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Harris J. Ashton	—	—	Over 100,000

Terrence J. Checki	—	—	Over 100,000

Mary C. Choksi	—	—	Over 100,000

Edith E. Holiday	Federal Intermediate-Term Fund	Over 100,000	Over 100,000

J. Michael Luttig	—	—	Over 100,000

Larry D. Thompson	—	—	Over 100,000

Valerie M. Williams	—	—	Over 100,000

Interested Board Members

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Gregory E. Johnson	—	—	Over 100,000

Rupert H. Johnson, Jr.	—	—	Over 100,000

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Board committees The board maintains two standing committees: the Audit Committee and the Nominating and Corporate Governance Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Trust: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig, Larry D. Thompson and Valerie M. Williams. The Nominating and Corporate Governance Committee is comprised of the following independent trustees of the Trust: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig, Larry D. Thompson and Valerie M. Williams.

The Nominating and Corporate Governance Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board members by the incumbent independent board members and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating and Corporate Governance Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by “Qualifying Fund Shareholders” (as defined below). To date, the Nominating and Corporate Governance Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating and Corporate Governance Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating and Corporate Governance Committee at the Trust's offices at One Franklin Parkway, San Mateo, CA 94403-1906 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating and Corporate Governance Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating and Corporate Governance Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating and Corporate Governance Committee.

During the fiscal year ended February 28, 2026, the Audit Committee met three times; the Nominating and Corporate Governance Committee met once.

Board role in risk oversight The board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by management, in consultation with the board and its counsel. These reports address certain investment, valuation, liquidity and compliance matters. The board also may receive special written reports or presentations on a variety of risk issues, either upon the board’s request or upon the investment manager’s initiative. In addition, the Audit Committee of the board meets regularly with the investment manager's internal audit group to review reports on their examinations of functions and processes within Franklin Templeton that affect the Fund.

With respect to investment risk, the board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund meet regularly with the board to discuss portfolio performance, including investment risk. To the extent that the Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the board generally is consulted with respect to such change. To the extent that the Fund invests in certain complex securities, including derivatives, the board receives periodic reports containing information about exposure of the Fund to such instruments. In addition, the investment manager's investment risk personnel meet regularly with the board to discuss a variety of issues, including the impact on the Fund of the

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investment in particular securities or instruments, such as derivatives and commodities.

With respect to valuation, the Fund’s investment manager provides periodic reports to the board that enable the board to oversee the Fund's investment manager, as the Fund's Valuation Designee, in monitoring and assessing material risks associated with fair valuation determinations, including material conflicts of interest. In addition, the board reviews the investment manager's performance of an annual valuation risk assessment under which the investment manager seeks to identify and enumerate material valuation risks that are or may be impactful to the Fund including, but not limited to (1) the types of investments held (or intended to be held) by the Fund, giving consideration to those investments’ characteristics; (2) potential market or sector shocks or dislocations which may affect the ongoing valuation operations; and (3) the extent to which each fair value methodology uses unobservable inputs. The investment manager reports any material changes to the risk assessment, along with appropriate actions designed to manage such risks, to the board.

With respect to liquidity risk, the board receives liquidity risk management reports under the Fund’s Liquidity Risk Management (LRM) Program and reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the LRM Program and assesses its adequacy and effectiveness of implementation as well as any material changes to the LRM Program.

With respect to compliance risks, the board receives regular compliance reports prepared by the investment manager’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. In accordance with SEC rules, the independent board members meet regularly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the board. The Fund’s board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The investment manager periodically provides an enterprise risk management presentation to the board to describe the way in which risk is managed on a complex-wide level. Such presentation covers such areas as investment risk, reputational risk, personnel risk, and business continuity risk.

Board structure A super-majority of board members consist of independent board members who are not deemed to be “interested persons” as provided under the 1940 Act. While the Chairperson of the Board is an interested person, the board is also served by a lead independent board member. The lead independent board member, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management with respect to questions and issues raised by the independent board members. The lead independent board member also presides at separate meetings of independent board members held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to the Fund and its shareholders.

Trustee qualifications Information on the Fund’s officers and board members appears above including information on the business activities of board members during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Fund’s board. As indicated, Harris J. Ashton has served as a chief executive officer of a NYSE-listed public corporation; Terrence J. Checki has served as a senior executive of a Federal Reserve Bank and has vast experience evaluating economic forces and their impact on markets, including emerging markets; Mary C. Choksi has an extensive background in asset management, including founding an investment management firm; Larry D. Thompson and Edith E. Holiday each have legal backgrounds, including high level legal positions with departments of the U.S. government; J. Michael Luttig has fifteen years of judicial experience as a Federal Appeals Court Judge and eleven years of experience as Executive Vice President and General Counsel of a major public company; Valerie M. Williams has over 35 years of audit and public accounting experience serving numerous global and multi-location companies in various industries; and Gregory E. Johnson and Rupert H. Johnson, Jr. are both high ranking executive officers of Franklin Templeton.

Fair Valuation

The Fund’s board of trustees has designated the investment manager as the board’s Valuation Designee to perform fair value determinations for the Fund and to assess any material risks associated with such determinations, including material conflicts of interest, if any. The Valuation Designee also performs an annual valuation risk assessment to identify and enumerate material valuation risks which are or may be impactful to the Fund. The Fund’s investment manager and its affiliates have formed a Valuation Committee (VC) to assist these obligations. The VC oversees and administers the

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policies and procedures governing fair valuation determination of securities. The VC meets monthly to review and approve fair value reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VC also reviews the investment manager’s annual valuation risk assessment and provides periodic reports to the board of trustees regarding pricing determinations.

The Fund's policies and procedures governing fair valuation determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The investment manager's compliance staff, or another group within Franklin Templeton, conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

Management and Other Services

Investment manager and services provided The Fund's investment manager is Franklin Advisers, Inc., One Franklin Parkway San Mateo, CA 94403-1906. The investment manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The investment manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The investment manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The investment manager also selects the brokers who execute the Fund's portfolio transactions. The investment manager provides periodic reports to the board, which reviews and supervises the investment manager's investment activities. To protect the Fund, the investment manager and its officers, directors and employees are covered by fidelity insurance.

The investment manager makes decisions for the Fund in accordance with its obligations as investment adviser to the Fund. From time to time, certain affiliates may request that the investment manager focus the Fund’s investments on certain securities, strategies or markets or shift the Fund’s strategy slightly to enhance its attractiveness to specific investors, which may create a conflict of interest. The investment manager may, but is not required to, focus or shift the Fund’s investments in the manner requested provided that the investment manager believes that such investments are consistent with the Fund’s stated investment goals and strategies and are in the best interests of the Fund and its shareholders. In addition, the investment manager and its affiliates manage numerous other investment companies and accounts. The investment manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Fund, its investment manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

Management fees Each Fund, except the Federal Limited-Term Fund, pays the investment manager a fee equal to an annual rate of:

• 0.625% of the value of month-end net assets up to and including $100 million;

• 0.500% of the value of month-end net assets over $100 million up to and including $250 million;

• 0.450% of the value of month-end net assets over $250 million up to and including $7.5 billion;

• 0.440% of the value of month-end net assets over $7.5 billion up to and including $10 billion;

• 0.430% of the value of month-end net assets over $10 billion up to and including $12.5 billion;

• 0.420% of the value of month-end net assets over $12.5 billion up to and including $15 billion;

• 0.400% of the value of month-end net assets over $15 billion up to and including $17.5 billion;

• 0.380% of the value of month-end net assets over $17.5 billion up to and including $20 billion; and

• 0.360% of the value of month-end net assets in excess of $20 billion.

The Federal Limited-Term Fund pays the investment manager a fee equal to an annual rate of:

• 0.625% of the value of average daily net assets up to and including $100 million;

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• 0.500% of the value of average daily net assets over $100 million and not over $250 million;

• 0.450% of the value of average daily net assets over $250 million and not over $7.5 billion;

• 0.440% of the value of average daily net assets over $7.5 billion and not over $10 billion;

• 0.430% of the value of average daily net assets over $10 billion and not over $12.5 billion;

• 0.420% of the value of average daily net assets over $12.5 billion and not over $15 billion;

• 0.400% of the value of average daily net assets over $15 billion and not over $17.5 billion;

• 0.380% of the value of average daily net assets over $17.5 billion and not over $20 billion; and

• 0.360% of the value of average daily net assets in excess of $20 billion.

The fee is calculated daily and paid monthly according to the terms of the management agreement. Each class of the Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the Fund paid the following management fees:

Fiscal Year / Fund	Management Fees Earned ($)	Management Fees Waived / Expenses Reimbursed ($)	Management Fee Paid (After Waivers / Expenses Reimbursed) ($)
2026
Federal Intermediate-Term Fund	9,403,476	2,454,177	6,949,299
Federal Limited-Term Fund	4,196,510	1,813,168	2,383,342
High Yield Fund	21,329,933	–	21,329,933
Massachusetts Fund	1,769,062	103,926	1,665,136
New Jersey Fund	3,852,641	1,296	3,851,345

2025
Federal Intermediate-Term Fund	9,801,823	2,268,935	7,532,888
Federal Limited-Term Fund	4,229,932	1,648,409	2,581,523
High Yield Fund	22,291,534	61,256	22,230,278
Massachusetts Fund	1,504,731	75,829	1,428,902
New Jersey Fund	3,517,826	–	3,517,826

2024
Federal Intermediate-Term Fund	10,479,197	2,414,269	8,064,928
Federal Limited-Term Fund	4,534,705	1,636,175	2,898,530
High Yield Fund	22,532,983	124,944	22,408,039
Massachusetts Fund	1,790,251	–	1,790,251
New Jersey Fund	3,597,355	–	3,597,355

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Portfolio managers

The following table identifies the portfolio managers, the number of other accounts (other than the Fund) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated, as applicable. Unless noted otherwise, all information is provided as of February 28, 2026.

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)

Ben Barber	Registered Investment Companies	7 5 4	12,853.6 510.6 247.8	None None None	None None None
Other Pooled Investment Vehicles
Other Accounts

John Bonelli	Registered Investment Companies	31 0 1	31,965.7 N/A 78.4	None None None	None None None
Other Pooled Investment Vehicles
Other Accounts

James Conn	Registered Investment Companies	7 5 5	12,853.6 510.6 663.4	None None None	None None None
Other Pooled Investment Vehicles
Other Accounts

Michael Conn	Registered Investment Companies	31 0 1	31,965.7 N/A 78.4	None None None	None None None
Other Pooled Investment Vehicles
Other Accounts

Garrett L. Hamilton	Registered Investment Companies	12 2	15,172.5 238.1	None None	None None

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	0	N/A	None	None
Other Pooled Investment
Vehicles
Other Accounts

Francisco Rivera	Registered Investment Companies	7 2 112	12,853.6 238.1 5,074.2	None None None	None None None
Other Pooled Investment Vehicles
Other Accounts

Christopher Sperry	Registered Investment Companies	31 0 113	31,965.7 N/A 5,152.6	None None None	None None None
Other Pooled Investment Vehicles
Other Accounts

Daniel Workman	Registered Investment Companies	7 2 3	12,853.6 238.1 6.9	None None None	None None None
Other Pooled Investment Vehicles
Other Accounts

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

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The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

• Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

• Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

• Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time) as of February 28, 2026:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Ben Barber	None
John Bonelli	None
James Conn	None
Michael Conn	None
Garrett L. Hamilton	None
Francisco Rivera	None
Christopher Sperry	None
Daniel Workman	$100,001–$500,000

Administrator and services provided Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly

37

owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees The investment manager pays FT Services a monthly fee equal to an annual rate of:

• 0.150% of the Fund’s average daily net assets up to and including $200 million;

• 0.135% of the Fund’s average daily net assets over $200 million, up to and including $700 million;

• 0.100% of the Fund’s average daily net assets over $700 million, up to and including $1.2 billion; and

• 0.075% of the Fund’s average daily net assets in excess of $1.2 billion.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the investment manager paid FT Services the following administration fees:

Fiscal Year / Fund	Administration Fees Earned ($)	Administration Fees Waived / Expenses Reimbursed ($)	Administration Fees Paid (After Waivers / Expenses Reimbursed) ($)

2026
Federal Intermediate-Term Fund	2,084,088	–	2,084,088
Federal Limited-Term Fund	1,132,638	–	1,132,638
High Yield Fund	4,087,296	–	4,087,296
Massachusetts Fund	479,883	–	479,883
New Jersey Fund	1,073,082	–	1,073,082

2025
Federal Intermediate-Term Fund	2,139,422	–	2,139,422
Federal Limited-Term Fund	1,156,968	–	1,156,968
High Yield Fund	4,236,759	–	4,236,759
Massachusetts Fund	412,856	–	412,856
New Jersey Fund	1,003,940	–	1,003,940

2024
Federal Intermediate-Term Fund	2,242,965	–	2,242,965
Federal Limited-Term Fund	1,215,596	–	1,215,596
High Yield Fund	4,259,062	–	4,259,062
Massachusetts Fund	491,592	–	491,592
New Jersey Fund	1,018,696	–	1,018,696

Shareholder servicing and transfer agent Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, St. Petersburg, FL 33716. Please send all correspondence to Investor Services at P.O. Box 33030, St. Petersburg, FL 33733.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

Sub-administrator JPMorgan Chase Bank, N.A. (JPMorgan) has an agreement with FT Services to provide certain sub-administrative services for the Fund. The administrative services provided by JPMorgan include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's securities and other assets.

Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105, is the Trust's independent

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registered public accounting firm. The independent registered public accounting firm audits the financial statements included in the Trust's Form N-CSR filed with the SEC.

Portfolio Transactions

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place an accurate dollar value on the special execution or on the research services the investment manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the investment manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the investment manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the investment manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the investment manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the investment manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases, it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the Fund paid the following brokerage commissions:

	Brokerage Commissions ($)
Fund	2026	2025	2024
Federal Intermediate-Term Fund	–	250	–
Federal Limited-Term Fund	–	–	–
High Yield Fund	–	5,050	1,508
Massachusetts Fund	–	–	–
New Jersey Fund	1,020	–	–

For the fiscal year ended February 28, 2026, the Fund did not pay brokerage commissions to brokers who provided research services.

As of February 28, 2026, the Fund did not own securities of their regular broker-dealers.

Distributions and Taxes

The discussion below pertains to all Funds, unless otherwise noted.

The following discussion is a summary of certain additional tax considerations generally affecting the Fund and its shareholders, some of which may not be described in the Fund’s prospectus. No attempt is made to present a complete detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the prospectus are not intended as a substitute for careful tax planning.

The following discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI, including any amendments to the Code resulting from the TCJA. Future legislative, regulatory or administrative changes, including any provisions of law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. Where indicated below, IRS refers to the United States Internal Revenue Service.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Multi-class distributions The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes and Class R6 transfer agency fees.

Distributions The Fund intends to declare income dividends from its net investment income each day that its net asset value is calculated and pay them monthly. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary or appropriate in the board’s discretion. The amount of any distribution will vary, and there is no guarantee

39

the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value unless you elect to receive them in cash. Distributions declared in October, November or December to shareholders of record in such month and paid in January are treated as if they were paid in December.

Distributions of net investment income. The Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. This net investment income may either be tax-exempt or taxable when distributed to you.

Exempt-interest dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you.

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of any state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than the state in which a state-specific Fund primarily invests.

Corporate shareholders should be advised that these personal income tax rules may not apply to them and that exempt-interest dividends may be taxable for state income and franchise tax purposes.

Taxable income dividends.  The Fund may earn taxable income from many sources, including temporary investments, the discount on stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income on the sale of market discount bonds. If you are a taxable investor, any income dividends the Fund pays from this income are taxable to you as ordinary income. Because the Fund invests primarily in tax-exempt debt securities, it does not anticipate that any of its dividends will be treated as qualified dividends subject to reduced rates of federal taxation for individuals.

Distributions of capital gains.  The Fund may realize capital gains and losses on the sale of its portfolio securities.

Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund (in excess of any available capital loss carryovers) generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are generally taxable at the reduced long-term capital gains tax rates. For single individuals with taxable income not in excess of $49,450 in 2026 ($98,900 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $545,500 or $613,700, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $545,500 and married individuals filing jointly with taxable income in excess of $613,700. The taxable income thresholds are adjusted annually for inflation. An additional 3.8% Medicare tax may also be imposed as discussed below.

Returns of capital. If the Fund's distributions exceed its earnings and profits (i.e., generally, its taxable income and realized capital gains) for a taxable year, all or a portion of the distributions made in that taxable year may be characterized as a return of capital to you. A return of capital distribution will generally not be taxable, but will reduce the cost basis in your Fund shares and will result in a higher capital gain or in a lower capital loss when you sell your shares. Any return of capital in excess of the basis in your Fund shares, however, will be taxable as a capital gain. In the case of a non-calendar year fund, earnings and profits are first allocated to distributions made on or before December 31 of its taxable year and then to distributions made thereafter. The effect of this provision is to “push” returns of capital into the next calendar year.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Information on the amount and tax character of distributions The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal

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income tax purposes shortly after the close of each calendar year. This information will include the portion of the distributions that on average are comprised of taxable or tax-exempt income, or interest income that is a tax preference item when determining your federal alternative minimum tax. If you have not owned your Fund shares for a full year, the Fund may report to shareholders and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund.

The Fund makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected tax reporting statement to reflect reclassified information. This can result from rules in the Code that effectively prevent regulated investment companies such as the Fund from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Fund has received on its investments during the prior calendar year. If you receive a corrected tax reporting statement, use the information on this statement, and not the information on your original statement, in completing your tax returns.

Avoid "buying a dividend." At the time you purchase your Fund shares, the price of the shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”

Election to be taxed as a regulated investment company The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the requirements described below.

Distribution requirement. The Fund must distribute an amount equal to the sum of at least 90% of its net tax-exempt income and 90% of its investment company taxable income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

Income requirement. The Fund must derive at least 90% of its gross income from interest, certain payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived from its business of investing in such securities.

Asset diversification test. The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

In some circumstances, the character and timing of income realized by the Fund for purposes of the income requirement or the identification of the issuer for purposes of the asset diversification test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the income requirement, distribution requirement, or asset diversification test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company, subject to savings provisions for certain qualification failures, which, in general, are limited to those due to reasonable cause and not willful neglect, would thus have a negative impact on the Fund’s income and performance. In that case, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the board reserves the right not to maintain the

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qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely, subject to certain limitations, to reduce any future capital gains realized by the Fund in succeeding taxable years.

Excise tax distribution requirements

Required distributions.  To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

• 98% of its taxable ordinary income earned during the calendar year;

• 98.2% of its capital gain net income earned during the 12-month period ending October 31; and

• 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Tax reporting for income and excise tax years. Because the periods for measuring a regulated investment company’s income are different for income (determined on a fiscal year basis) and excise tax years (determined as noted above), special rules are required to calculate the amount of income earned in each period, and the amount of earnings and profits needed to support that income. For example, if the Fund uses the excise tax period ending on October 31 as the measuring period for calculating and paying out capital gain net income and realizes a net capital loss between November 1 and the end of the Fund’s fiscal year, the Fund may calculate its earnings and profits without regard to such net capital loss in order to make its required distribution of capital gain net income for excise tax purposes. The Fund also may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions.

A "qualified late year loss” includes (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property). The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. The Fund may only elect to treat any post-October capital loss, specified gains and specified losses incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Because these rules are not entirely clear, the Fund may be required to interpret the "qualified late-year loss" and other rules relating to these different year-ends to determine its taxable income and capital gains. The Fund’s reporting of income and its allocation between different taxable and excise tax years may be challenged by the IRS, possibly resulting in adjustments in the income reported by the Fund on its tax returns and/or by the Fund on your year-end tax statements.

Medicare tax An additional 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. Investment income does not include exempt-interest dividends. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Any liability for this additional Medicare

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tax is reported by you on, and paid with, your federal income tax return.

Sales of Fund shares Sales and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton or Legg Mason fund, you are required to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Under current law, shares held one year or less are short-term and shares held more than one year are long-term. The conversion of shares of one class into another class of the same fund is not a taxable exchange for federal income tax purposes. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Sales at a loss within six months of purchase.  If you sell or exchange Fund shares that you owned for six months or less:

• any loss incurred is disallowed to the extent of any exempt-interest dividends paid to you on your shares, and

• any remaining loss is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund.

However, the loss disallowance rule for exempt-interest dividends will not apply to any loss incurred on a redemption or exchange of shares of a fund that declares dividends daily and distributes them at least monthly.

Wash sales.  All or a portion of any loss that you realize on the sale or exchange of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your sale or exchange. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Deferral of basis. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

• In your original purchase of Fund shares, you paid a sales charge and received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

• You sell some or all of your original shares within 90 days of their purchase, and

• You reinvest the sales proceeds in the Fund or in another Franklin Templeton fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Reportable transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Cost basis reporting  Beginning in calendar year 2012, the Fund is required to report the cost basis of Fund shares sold or exchanged to you and the IRS annually. The cost basis of Fund shares acquired by purchase will generally be based on the amount paid for the shares, including any front-end sales charges, and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Fund shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Fund shares. Capital gains and losses on the sale or exchange of Fund shares are generally taxable transactions for federal and state income tax purposes.

Shares acquired on or after January 1, 2012. Cost basis reporting is generally required for Fund shares that are acquired by purchase, gift, inheritance or other transfer on or after January 1, 2012 (referred to as “covered shares”), and subsequently sold or exchanged on or after that date. Cost basis reporting does not apply to sales or exchanges of shares acquired before January 1, 2012, or to shares held in money market funds that maintain a stable $1 net asset value and tax-deferred accounts, such as individual retirement accounts and qualified retirement plans.

Cost basis methods.  Treasury regulations permit the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are treated as sold or exchanged when there are multiple purchases at different prices and the entire position is not sold at one time.

The Fund’s default method is the average cost method. Under the average cost method, the cost basis of your Fund shares will be determined by averaging the cost basis of all outstanding shares. The holding period for determining whether gains and losses are short-term or long-term is based on the first-in-first-out method (FIFO) which treats the earliest shares acquired as those first sold or exchanged.

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If you wish to select a different cost basis method, or choose to specifically identify your shares at the time of each sale or exchange, you must contact the Fund. However, once a shareholder has sold or exchanged covered shares from the shareholder’s account, a change by the shareholder from the average cost method to another permitted method will only apply prospectively to shares acquired after the date of the method change.

Under the specific identification method, Treasury regulations require that you adequately identify the tax lots of Fund shares to be sold, exchanged or transferred at the time of each transaction. An adequate identification is made by providing the dates that the shares were originally acquired and the number of shares to be sold, exchanged or transferred from each applicable tax lot. Alternatively, an adequate identification of shares may be made with a standing order of instruction on your account. If you do not provide an adequate identification the Fund is required to use the FIFO method with any shares with an unknown acquisition date treated as sold or exchanged first.

The Fund does not recommend any particular cost basis method and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax or financial advisor to determine which method is best for you and then notify the Fund if you intend to use a method other than average cost.

If your account is held by your financial advisor or other broker-dealer, that firm may select a different cost basis default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account.

Shares acquired before January 1, 2012.  Cost basis reporting is not generally required for Fund shares that were acquired by purchase, gift, inheritance or other transfer prior to January 1, 2012 (referred to as “noncovered shares”), regardless of when they are sold or exchanged. As a service to shareholders, the Fund presently intends to continue to provide shareholders cost basis information for eligible accounts for shares acquired prior to January 1, 2012. Consistent with prior years, this information will not be reported to the IRS or any state taxing authority.

Shareholders that use the average cost method for shares acquired before January 1, 2012 must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election cannot be made by notifying the Fund.

Important limitations regarding cost basis information.  The Fund will report the cost basis of your Fund shares by taking into account all of the applicable adjustments required by the Code for purposes of reporting cost basis information to shareholders and the IRS annually. However the Fund is not required, and in many cases the Fund does not possess the information, to take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided with respect to covered or noncovered shares, and make any additional basis, holding period or other adjustments that are required by the Code when reporting these amounts on their federal and state income tax returns. Shareholders remain solely responsible for complying with all federal and state income tax laws when filing their income tax returns.

Additional information about cost basis reporting.  For additional information about cost basis reporting, including the methods and elections available to you, please contact Franklin Templeton at (800) DIAL BEN/342-5236. Additional information is also available on www.franklintempleton.com/costbasis.

Tax certification and backup withholding Tax laws require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your distributions and sales proceeds unless you:

• provide your correct Social Security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

If you fail to meet any of these certification requirements, you will be subject to federal backup withholding at a rate of 24% on any reportable payments that you receive from the Fund, including any exempt-interest dividends (even though this income is not subject to regular federal income tax), taxable ordinary and capital gain dividends, and any redemption proceeds on the sale of your Fund shares. State backup withholding may also apply.

The Fund must also withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Failure of a tax-exempt security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the tax-exempt security could cause interest on the security, as well as Fund distributions derived from this

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interest, to become taxable, perhaps retroactively to the date the tax-exempt security was issued. In such a case, you, the IRS and the appropriate state tax authorities may receive amended information returns for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Qualified dividends and the corporate dividends-received deduction Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none of its income dividends will be qualifying dividend income or dividends eligible for the corporate dividends-received deduction.

Investment in complex securities  The Fund’s investment in certain complex securities could subject it to one or more special tax rules (including, but not limited to, the wash sale rules), which may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments to the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or tax character of the Fund’s distributions to shareholders. Moreover, because the tax rules applicable to complex securities, including derivative financial instruments, are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

In general.  Gain or loss recognized by the Fund on the sale or other disposition of municipal bonds and other portfolio investments will generally be capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Portfolio investments held for more than one year generally will be eligible for long-term capital gain or loss treatment.

Debt obligations purchased at a discount.  Gain recognized on the disposition of a debt obligation purchased by the Fund with market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation, unless the Fund made an election to accrue market discount into income currently. Fund distributions of accrued market discount on municipal bonds, including any current inclusions, are taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits.

Debt obligations issued at a discount. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Fund distributions from accruals of original issue discount on municipal bonds are generally taxable to shareholders as exempt-interest dividends to the extent of the Fund’s earnings and profits. The Fund’s investment in such securities issued at a discount may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Investments in debt obligations that are at risk of or in default. The Fund may also hold obligations that are at risk of or in default. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on such a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Treatment of private activity bond interest Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for individual taxpayers when determining their alternative minimum tax under the Code. Private activity bond interest could subject you to or increase your liability under the federal alternative minimum tax, depending on your personal tax position. Persons defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult their tax advisors before buying Fund shares.

Generally, exempt-interest dividends derived from interest on certain tax-exempt private activity bonds is considered an item of tax preference includable in the alternative minimum taxable income of individual taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction. Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or

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railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund.

Treatment of pre-refunded bonds Under the TCJA, interest paid on a bond issued after December 31, 2017, to advance refund another bond is subject to federal income tax.

State income taxes Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by the TCJA, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The tax information furnished by the Fund to shareholders and the IRS annually with respect to the amount and character of dividends paid, cost basis information with respect to shares redeemed or exchanged, and records maintained by the Fund with respect to the cost basis of Fund shares, will be prepared on the basis of current federal income tax law to comply with the information reporting requirements of the Code, and not necessarily on the basis of the law of any state in which a shareholder is resident or otherwise subject to tax. If your account is held by your financial advisor or other broker, contact that firm with respect to any state information reporting requirements applicable to your investment in the Fund. Certain funds are required to report tax information, including tax-exempt interest dividends subject to state income tax, to the California Franchise Tax Board, the Connecticut Department of Revenue Services and the Minnesota Department of Revenue annually.

Accordingly, the amount and character of income, gain or loss realized by a shareholder with respect to an investment in Fund shares for state income tax purposes may differ from that for federal income tax purposes. Franklin Templeton provides additional tax information, including tax-exempt income by jurisdiction and U.S. government interest, on www.franklintempleton.com (under the Tax Center) to assist shareholders with the preparation of their federal and state income tax returns. Shareholders are solely responsible for determining the amount and character of income, gain or loss to report on their federal, state and local income tax returns each year as a result of their purchase, holding and sale of Fund shares.

Non-U.S. investors  Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

In general. The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on U.S. source dividends. Exemptions from U.S. withholding tax are provided for capital gains realized on the sales of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. “Qualified interest income” includes, in general, the sum of the Fund’s U.S. source: i) bank deposit interest, ii) short-term original issue discount, iii) portfolio interest, and iv) any interest-related dividend passed through from another regulated investment company.

However, notwithstanding such exemptions from U.S. withholding tax at source, any taxable distributions and proceeds from the sale of your Fund shares will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

It may not be practical in every case for the Fund to report to shareholders, and the Fund reserves the right in these cases to not report, interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not, in turn, be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Effectively connected income.  Taxable ordinary income dividends paid by the Fund to non-U.S. investors on portfolio investments are generally subject to U.S. withholding tax at 30% or a lower treaty rate. However, if you hold your Fund shares in connection with a U.S. trade or business, your income and gains may be considered effectively connected income and taxed in the U.S. on a net basis at graduated income tax rates in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax. An individual who is a non-U.S. investor will be subject to U.S. federal estate tax on the value of the Fund shares owned at the time of death, unless a treaty exemption applies between the country of residence of the non-U.S. investor and the U.S. Even if a treaty exemption is available, a decedent’s estate may nevertheless be required to file a U.S. estate tax return to claim the exemption, as well as to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) on which a U.S. federal tax lien has been released and is required before the Fund can release a nonresident alien decedent's investment in the Fund to his or her estate. A transfer certificate is not required for property administered by an executor or administrator appointed, qualified and acting within the United States. For estates with U.S. situs assets of not more than $60,000 (there is a statutory estate tax credit for this amount of property), an affidavit from the executor of

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the estate or other authorized individual along with additional evidence requested by the IRS relating to the decedent’s estate evidencing the U.S. situs assets may be provided in lieu of a federal transfer certificate. Transfers by gift of shares of the Fund by a non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. investor entitled to claim the benefits of a treaty between the country of residence of the non-U.S. investor and the U.S. may be different from the consequences described above.

Tax certification and backup withholding as applied to non-U.S. investors.  Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding at a rate of 24% and, if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor’s country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN generally remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. In certain instances, Form W-8BEN may remain valid indefinitely unless the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Non-U.S. investors must advise the Fund of any change of circumstances that would render the information given on the form incorrect and must then provide a new W-8BEN to avoid the prospective application of backup withholding.

Foreign Account Tax Compliance Act Under the Foreign Account Tax Compliance Act (FATCA), foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE) that are shareholders in the Fund may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners, or (ii) if it does have such owners, reports information relating to them to the withholding agent, which will, in turn, report that information to the IRS. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report information either (i) to the Fund, or other applicable withholding agent, which will, in turn, report information to the IRS, or (ii) directly to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.

Organization, Voting Rights and Principal Holders

The Fund is a diversified series of Franklin Tax-Free Trust, an open-end management investment company, commonly called a mutual fund. The Trust was initially organized as a Massachusetts business trust in September 1984, was converted to a Delaware statutory trust effective July 1, 2007 and is registered with the SEC.

Each Fund, except the Federal Limited-Term Tax-Free Income Fund, currently offers five classes of shares, Class A, Class A1, Class C, Class R6 and Advisor Class. The Federal Limited-Term Fund currently offers four classes of shares, Class A, Class A1, Class R6 and Advisor Class. On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares and for High Yield Tax-Free Income Fund, all outstanding Class M shares were renamed Class A shares. The Fund may offer additional classes of shares in the future. The full title of each class is:

• Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A

47

• Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A1

• Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C

• Franklin Federal Intermediate-Term Tax-Free Income Fund - Class R6

• Franklin Federal Intermediate-Term Tax-Free Income Fund - Advisor Class

• Franklin Federal Limited-Term Tax-Free Income Fund - Class A

• Franklin Federal Limited-Term Tax-Free Income Fund - Class A1

• Franklin Federal Limited-Term Tax-Free Income Fund - Class R6

• Franklin Federal Limited-Term Tax-Free Income Fund - Advisor Class

• Franklin High Yield Tax-Free Income Fund - Class A

• Franklin High Yield Tax-Free Income Fund - Class A1

• Franklin High Yield Tax-Free Income Fund - Class C

• Franklin High Yield Tax-Free Income Fund - Class R6

• Franklin High Yield Tax-Free Income Fund - Advisor Class

• Franklin Massachusetts Tax-Free Income Fund - Class A

• Franklin Massachusetts Tax-Free Income Fund - Class A1

• Franklin Massachusetts Tax-Free Income Fund - Class C

• Franklin Massachusetts Tax-Free Income Fund - Class R6

• Franklin Massachusetts Tax-Free Income Fund - Advisor Class

• Franklin New Jersey Tax-Free Income Fund - Class A

• Franklin New Jersey Tax-Free Income Fund - Class A1

• Franklin New Jersey Tax-Free Income Fund - Class C

• Franklin New Jersey Tax-Free Income Fund - Class R6

• Franklin New Jersey Tax-Free Income Fund - Advisor Class

Shares of each class represent proportionate interests in the Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval.

As of June 1, 2026, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Franklin Federal Intermediate-Term Tax-Free Income Fund
EDWARD JONES & CO	A	54.01
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

MORGAN STANLEY SMITH BARNEY LLC	A	7.12
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

WFCS LLC	A	6.38
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A	5.77
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

EDWARD JONES & CO	A1	43.55
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A1	8.22
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

NATIONAL FINANCIAL SERVICES LLC	A1	5.80
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	A1	5.56
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

SEI PRIVATE TRUST COMPANY	Advisor	27.08
C O FTCI
1 FREEDOM VALLEY DRIVE
OAKS PA 19456

MORGAN STANLEY SMITH BARNEY LLC	Advisor	14.06
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

48

Name and Address	Share Class	Percentage (%)
LPL FINANCIAL	Advisor	14.06
A C 1000-0005
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	Advisor	12.55
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	Advisor	9.11
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

PERSHING LLC	Advisor	6.44
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

WFCS LLC	C	21.77
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	C	11.86
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

EDWARD JONES & CO	C	10.53
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	C	10.10
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MORGAN STANLEY SMITH BARNEY LLC	C	9.51
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

PERSHING LLC	C	6.38
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

RAYMOND JAMES	C	5.59
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

EDWARD JONES & CO	R6	66.13
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

MERRILL LYNCH PIRECE FENNER & SMITH	R6	26.94
FOR THE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 32246

Franklin Federal Limited-Term Tax-Free Income Fund
EDWARD JONES & CO	A	65.37
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

LPL FINANCIAL	A	5.26
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

EDWARD JONES & CO	A1	45.60
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

MERRILL LYNCH PIERCE FENNER & SMITH	A1	6.56
FOR THE SOLE BENEFIT OF IT'S CUSTOMERS
ATTN FUND ADMINISTRATION 97XA9
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

NATIONAL FINANCIAL SERVICES LLC	A1	5.85
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	A1	5.11
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

SEI PRIVATE TRUST COMPANY	Advisor	62.63
C O FTCI
1 FREEDOM VALLEY DRIVE
OAKS PA 19456

LPL FINANCIAL	Advisor	6.81
A C 1000-0005
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

EDWARD JONES & CO	R6	95.63
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

Franklin High Yield Tax-Free Income Fund
EDWARD JONES & CO	A	26.00
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

49

Name and Address	Share Class	Percentage (%)
WFCS LLC	A	9.20
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

NATIONAL FINANCIAL SERVICES LLC	A	8.43
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	A	8.20
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

PERSHING LLC	A	7.84
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MORGAN STANLEY SMITH BARNEY LLC	A	6.95
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

RAYMOND JAMES	A	5.77
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

EDWARD JONES & CO	A1	19.02
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A1	9.29
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A1	8.65
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	A1	7.75
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

PERSHING LLC	A1	6.03
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

NATIONAL FINANCIAL SERVICES LLC	Advisor	12.56
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	Advisor	11.55
A C 1000-0005
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

MORGAN STANLEY SMITH BARNEY LLC	Advisor	10.75
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

MERRILL LYNCH PIERCE FENNER & SMITH	Advisor	10.30
OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

PERSHING LLC	Advisor	9.88
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

CHARLES SCHWAB & CO INC	Advisor	9.02
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

RAYMOND JAMES	Advisor	9.01
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

WFCS LLC	Advisor	8.73
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

WFCS LLC	C	12.50
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	C	11.73
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

J.P. MORGAN SECURITIES LLC	C	10.45
FOR THE EXCL BENE OF OUR CUST
OMNIBUS ACCOUNT
MUTUAL FUND DEPARTMENT
575 WASHINGTON BLVD FL 6
JERSEY CITY NJ 073101616

AMERICAN ENTERPRISE INVESTMENT SVC	C	9.31
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

50

Name and Address	Share Class	Percentage (%)
NATIONAL FINANCIAL SERVICES LLC	C	8.55
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

PERSHING LLC	C	6.61
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MORGAN STANLEY SMITH BARNEY LLC	C	5.87
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

RAYMOND JAMES	C	5.69
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

J.P. MORGAN SECURITIES LLC	R6	34.37
FOR THE EXCL BENE OF OUR CUST
OMNIBUS ACCOUNT
MUTUAL FUND DEPARTMENT
575 WASHINGTON BLVD FL 6
JERSEY CITY NJ 073101616

EDWARD JONES & CO	R6	29.18
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

MERRILL LYNCH PIERCE FENNER & SMITH	R6	18.85
FBO OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

NATIONAL FINANCIAL SERVICES LLC	R6	10.98
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUNDS DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

Franklin Massachusetts Tax-Free Income Fund
MORGAN STANLEY SMITH BARNEY LLC	A	15.20
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

NATIONAL FINANCIAL SERVICES LLC	A	13.75
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	A	13.44
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

EDWARD JONES & CO	A	7.59
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

LPL FINANCIAL	A	7.34
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

MERRILL LYNCH PIERCE FENNER & SMITH	A	5.05
FOR THE BENEFIT OF ITS CUSTOMER
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

NATIONAL FINANCIAL SERVICES LLC	A1	16.12
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	A1	7.10
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

EDWARD JONES & CO	A1	6.99
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

LPL FINANCIAL	A1	6.81
A C 1000-0005
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

MERRILL LYNCH PIERCE FENNER & SMITH	A1	6.34
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION/97342
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

MORGAN STANLEY SMITH BARNEY LLC	A1	5.17
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

PERSHING LLC	Advisor	60.75
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

NATIONAL FINANCIAL SERVICES LLC	Advisor	22.69
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MORGAN STANLEY SMITH BARNEY LLC	C	17.53
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

MERRILL LYNCH PIERCE FENNER & SMITH	C	8.79
OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION 97GK5
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

51

Name and Address	Share Class	Percentage (%)
AMERICAN ENTERPRISE INVESTMENT SVC	C	8.04
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

NATIONAL FINANCIAL SERVICES LLC	C	7.45
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

ROBERT W OUELLETTE	C	6.96
T/O/D
PO BOX 213
79 MOULTON HILL RD
MONSON MA 010579691

JACK M KLAUS	C	6.93
AND CATHERINE A COLLINS
JT TEN
15 MILL STREET EXT
LINCOLN MA 017731713

KATHLEEN MCKENNA	C	5.10
T/O/D
146 MARBLE ST APT 402
STONEHAM MA 021802752

SEI PRIVATE TRUST COMPANY	R6	67.27
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

MERRILL LYNCH PIERCE FENNER & SMITH	R6	24.71
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

Franklin New Jersey Tax-Free Income Fund
MORGAN STANLEY SMITH BARNEY LLC	A	49.81
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

J.P. MORGAN SECURITIES LLC	A	9.51
FOR THE EXCL BENE OF OUR CUST
OMNIBUS ACCOUNT
MUTUAL FUND DEPARTMENT
575 WASHINGTON BLVD FL 6
JERSEY CITY NJ 073101616

WFCS LLC	A	5.06
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

NATIONAL FINANCIAL SERVICES LLC	A1	7.91
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	A1	6.98
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

MORGAN STANLEY SMITH BARNEY LLC	A1	6.64
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

PERSHING LLC	A1	5.78
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MERRILL LYNCH PIERCE FENNER & SMITH	A1	5.49
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION/974R3
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

LPL FINANCIAL	A1	5.40
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	Advisor	45.54
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

PERSHING LLC	Advisor	32.87
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

J.P. MORGAN SECURITIES LLC	C	22.55
FOR THE EXCL BENE OF OUR CUST
OMNIBUS ACCOUNT
MUTUAL FUND DEPARTMENT
575 WASHINGTON BLVD FL 6
JERSEY CITY NJ 073101616

WFCS LLC	C	15.90
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

PERSHING LLC	C	9.23
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

LPL FINANCIAL	C	8.09
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	C	6.32
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

52

Name and Address	Share Class	Percentage (%)
J.P. MORGAN SECURITIES LLC	R6	81.55
FOR THE EXCL BENE OF OUR CUST
OMNIBUS ACCOUNT
MUTUAL FUND DEPARTMENT
575 WASHINGTON BLVD FL 6
JERSEY CITY NJ 073101616

SEI PRIVATE TRUST COMPANY	R6	9.83
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

As of June 1, 2026, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds offered by Franklin Templeton.

Buying and Selling Shares

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Distributors, LLC (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

The Fund and other U.S. registered investment companies within the Franklin Templeton fund complex are intended for sale to residents of the U.S., and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions. The above restrictions are generally not applicable to sales in U.S. territories or to diplomatic staff members or members of the U.S. military with an APO or FPO address outside of the U.S. Investors are responsible for compliance with tax, securities, currency exchange or other regulations applicable to redemption and purchase transactions in any state or jurisdiction to which they may be subject. Investors should consult with their financial intermediary and appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. Shares of the Fund may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. If an investor becomes a Canadian resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton or Legg Mason funds.

Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA). The shares offered by this prospectus may not be directly or indirectly offered or distributed in any such country. If an investor becomes an EU or EEA resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton or Legg Mason funds.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share). All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund, we may impose a $10 charge against your account for each returned item.

Investment by asset allocators and large shareholders Particularly during times of overall market turmoil or price volatility, the Fund may experience adverse effects when certain large shareholders such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas) and asset allocators (who make investment decisions on behalf of underlying clients), purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments

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resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

When experiencing such purchases and redemptions by large shareholders, the Fund may restrict or reject purchases, in accordance with the Frequent Trading Policy of the Fund as set forth in the Fund’s Prospectus. The Fund also may delay payment of redemptions up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a purchase or redemption request, which could result in the automatic processing of a large transaction that is detrimental to the Fund and its shareholders.

Initial sales charges The maximum initial sales charge is 2.25% for Class A and Class A1 of the Federal Limited-Term and Federal Intermediate-Term Funds. For each of the other Funds, the maximum initial sales charge is 3.75% for Class A and Class A1. There is no initial sales charge for Class C, Class R6 and Advisor Class.

The initial sales charge for Class A and Class A1 shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton and Legg Mason funds to take advantage of the lower sales charges for large purchases.

Letter of intent (LOI). You may buy Class A or Class A1 shares at a reduced sales charge by completing the LOI section of your account application. An LOI is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. By completing the LOI section of the application, you acknowledge and agree to the following:

• You authorize Distributors to reserve approximately 5% of your total intended purchase in Class A or Class A1 shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

• You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

• Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

• Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A or Class A1 shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton and Legg Mason fund will be effective only after notification to Distributors that the investment qualifies for a discount. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton and Legg Mason funds acquired before you filed your LOI will be counted towards the completion of the LOI.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct.

If the amount of your total purchases is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class). There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in

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connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Financial intermediary compensation. Financial intermediaries may at times receive the entire sales charge. A financial intermediary who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the financial intermediary compensation table in the Fund’s prospectus.

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A and A1 shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 3.75% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $100,000	3.50	2.00
$100,000 but under $250,000	3.00	1.25
$250,000 or more	up to 1.00	up to 1.00

Consistent with the provisions and limitations set forth in its Class A or A1 Rule 12b-1 distribution plans, the Fund may reimburse Distributors for a portion of these commission payments.

These payments may be made in the form of contingent advance payments, which may be recovered from the financial intermediary or set off against other payments due to the financial intermediary if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the financial intermediary.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under “The Underwriter - Distribution and service (12b-1) fees,” Distributors and/or its non-fund affiliates may make the following additional payments to financial intermediaries that sell shares of Franklin Templeton mutual funds:

Marketing support payments (applicable to all classes of shares except Class R6). Distributors may make payments to certain financial intermediaries in connection with their efforts to educate financial advisors and provide services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds. A financial intermediary’s marketing support services may include business planning assistance, advertising, educating financial intermediary personnel about Franklin Templeton mutual funds and shareholder financial planning needs, placement on the financial intermediary’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the financial intermediary. Distributors compensates financial intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the financial intermediary. Such compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one financial intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that financial intermediary, on an annual basis. For a financial intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provides for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about Franklin Templeton mutual funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

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Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for a portion of these marketing support payments.

Marketing support payments may be in addition to any servicing and other fees paid by Investor Services, as described further below and under “Management and Other Services - Shareholder servicing and transfer agent” above.

The following list includes FINRA member firms (or, in some instances, their respective affiliates) that, as of December 31, 2025, Distributors anticipates will receive marketing support payments. In addition to member firms of FINRA, Distributors also makes marketing support payments, and Distributors’ non-fund affiliates may make administrative services payments, to certain other financial intermediaries, such as banks, insurance companies, and plan administrators, that sell mutual fund shares or provide services to Franklin Templeton mutual funds and shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

ADP Retirement Services, Allianz Life Insurance Company, Allstate Life Insurance Company, American Enterprise Investment Services Inc., American General Life Insurance Co of DE, American General Life Insurance Co., American United Life Insurance Company, Ameriprise Financial, Inc., Ameritas Life Insurance Corporation, Annuity Investors Life Insurance Company, Ascensus, Inc., Atria Wealth Solutions, AuguStar Life Insurance Company, Avantax Investment Services, Inc., Axelus Financial, Benjamin F. Edwards & Company, Inc., BlackRock Inc., Brighthouse Financial, Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY, CAIS LLC, Cambridge Investment Research, Inc., Cetera Financial Group, Charles Schwab & Co., Citigroup Global Markets Inc., Citizens Securities, Inc., CMFG Life Insurance Company, Columbia ThreadNeedle, Commonwealth Annuity & Life Insurance Company, Commonwealth Financial Network, Connecticut Mutual Life Insurance Company, Corebridge Insurance Company of Bermuda, Ltd., Delaware Life Insurance Co., Delaware Life Insurance Co of NY, Deutsche Bank, DWC-The 401(K) Experts, Edward D. Jones & Co., L.P., Empire Fidelity Investments Life, Empower Annuity Insurance Company of America, Empower Financial Services, Empower Life & Annuity Insurance Company of New York, Envestnet, Equitable Advisors, LLC, Equitable Financial Life Insurance, Equitable Life Insurance Company, Everlake Services Company, Fidelity Investments, Fidelity Investments Life Insurance Co., First Allmerica Financial Life Insurance Company, First Command, First Security Benefit Life Insurance and Annuity Company of NY, Forethought Distributors, LLC, Forethought Life Insurance Company, FTMF Consulting Genworth Life & Annuity Insurance Company, Genworth Life Insurance, Genworth Life Insurance Company of NY, Goldman Sachs, Guardian Insurance & Annuity Company, Hantz Financial Services, Integrity Life Insurance Company, J.P. Morgan Securities LLC, Janney Montgomery Scott LLC, John Hancock, Kestra Investment Services, LLC, Lincoln Benefit Life Company, Lincoln Investment Planning, Inc., Lincoln Life & Annuity Company of NY, Lincoln National Life Insurance Company, Lincoln Retirement Services Co., LPL Financial LLC, Massachusetts Mutual Life Insurance Company, Members Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith, Inc., MetLife Insurance Company USA, Metropolitan Life Insurance Company, Midland National, Midland National Life Insurance Company, Minnesota Life Insurance Company, MML Investors Services, LLC, MONY Life Insurance Company of America (Equitable), MONY Life Insurance Company of America (Protective Life), Morgan Stanley Smith Barney LLC, MSCS, Nassau Life Insurance Company, National Financial Services LLC, National Integrity Life Insurance Company, National Life Insurance Company, National Security Life & Annuity Company, Nationwide Financial Services, Inc., Nationwide Life Insurance Company, New York Life Insurance and Annuity Corporation, Northwestern Mutual Investment Svcs LLC, Osaic Services, Inc., Osaic Wealth, Inc., Pacific Life and Annuity Company, Pacific Life Insurance Company, Paychex Securities Corp, PCS Retirement, Pershing, PHL Variable Insurance Company, Phoenix Life & Annuity Company, Phoenix Life Insurance Company, PNC Investments LLC, Primerica, Principal Financial Services, Principal Life Insurance Company, Principal National Life Insurance Company, Protective Life and Annuity Insurance Company, Protective Life Insurance Company, Pruco Life Insurance, Pruco Life Insurance Company of AZ, Pruco Life Insurance Company of NJ, Prudential Insurance Company of America, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets LLC, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of NY, Riversource Life Insurance Company, Riversource Life Insurance Company of New York, Robert W. Baird & Co., Inc., Rockefeller Capital, Sammons Financial Network, Sanctuary Wealth, Securian Financial Group, Inc., Security Benefit Life Insurance Company, Standard Insurance Company, Stifel Financial Corporation, SunAmerica Annuity and Life Assurance Company, Symetra Life Insurance Company, Talcott Resolution Life and Annuity Insurance Company, Talcott Resolution Life Insurance Company, TFS Securities, Inc., The Guardian Insurance & Annuity Company, Inc., The Variable Annuity Life Insurance Company (VALIC), Thrivent Financial for Lutherans, TIAA-CREF Individual & Institutional Services, LLC, TIAA-CREF Life Insurance Company, TIFIN Wealth, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company, Transamerica Premier Life Insurance Company, U.S. Bancorp Investments, UBS Financial Services, Inc., United States Life Insurance Co in the City of NY (fka First SunAmerica), USI Consulting Group, Valor Financial Securities, LLC, Vanguard Marketing Corporation, Venerable Insurance and Annuity Company, Voya Financial Advisors,

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LLC, Voya Retirement Insurance and Annuity Company, Wells Fargo Advisors, LLC, Wells Fargo Clearing Services, LLC, Western National Life Insurance Company and Wilton Reassurance Life Company of New York.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

In addition to marketing support payments, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors may from time to time at its expense make or allow other promotional incentives or additional payments to financial intermediaries that sell or arrange for the sale of shares of the Fund. These payments may include additional compensation to financial intermediaries, including financial intermediaries not listed above, related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Transaction support payments. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary. Other payments may include ancillary services such as set-up, ongoing support, and assistance with a financial intermediary’s mutual fund trading system.

Conference support payments. Compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton mutual funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton mutual funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

Data support payments. Compensation may include data support payments to certain holders or financial intermediaries of record for accounts in one or more of the Franklin Templeton mutual funds. A financial intermediary’s data support services may include the provision of analytical data on such accounts.

Other payments. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law.

You should ask your financial intermediary for information about any payments it receives from Distributors and any services provided.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

Contingent deferred sales charge (CDSC) - Class A, A1 and C If you purchase Class A or A1 shares at NAV either as a lump sum or through our cumulative quantity discount or letter of intent programs, or invest any amount in Class C shares, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A or A1 shares and for Class C shares.

CDSC waivers. The CDSC for any share class will be waived for:

• Account fees

• Redemptions by the Fund when an account falls below the minimum required account size

• Redemptions following the death of the shareholder or beneficial owner

• Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

Exchange privilege If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at net asset value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially

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invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities, and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company may not be available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

In certain comprehensive fee or advisory programs that hold Class A or Class A1 shares, at the discretion of the financial intermediary, you may exchange to Advisor Class shares or Class Z shares (if offered by the fund).

Class C shares of a Franklin Templeton fund may be exchanged for Advisor Class or Class Z shares of the same fund, if offered by the fund, provided you meet the fund’s eligibility requirements for purchasing Advisor Class or Class Z shares. Unless otherwise permitted, the Class C shares that you wish to exchange must not currently be subject to any CDSC.

Systematic withdrawal plan Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn, if the Fund receives notification of the shareholder's death or incapacity, or if mail is returned to the Fund marked “unable to forward” by the postal service.

Redemptions in kind To the extent consistent with applicable laws and regulations, the Fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), except in the case of redemption requests by retail investors who hold shares of the Fund through financial intermediaries. The Fund will effect an in-kind redemption only when the Fund determines it to be in the Fund's best interest to do so, and in accordance with the Fund's policies on in-kind redemptions. In-kind redemptions may benefit the Fund and its shareholders by reducing the need to maintain significant cash balances or to sell securities held in the Fund to meet redemption requests, or for other selling activities and, in so doing, may avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold.

In some circumstances, the Fund, in its discretion, may accept large purchase orders from one or more financial institutions that are willing, upon redemption of their investment, to receive redemption proceeds in-kind rather than in cash. The Fund’s ability to pay these redemption proceeds in-kind relieves it of the need to sell the securities that are distributed in-kind and allows it to avoid the brokerage and other transaction costs associated with such sale. As with other in-kind redemptions, the Fund would enter into these transactions only when it determines it to be in the Fund’s best interests to do so, and in accordance with the Fund’s policies covering in-kind redemptions.

With respect to any in-kind redemption, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are for purposes of determining the Fund's net asset value. The custom basket includes only securities that have been

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disclosed in the Fund's most recent public holdings disclosure.

The Fund may provide a shareholder receiving redemption proceeds in-kind (including with respect to in-kind redemptions involving custom baskets of securities) with information concerning the securities to be distributed. To the extent the redeeming shareholder receives information regarding a significant portion of the securities held by the Fund, the redeeming shareholder may be required to agree to keep the information confidential, except to the extent necessary to dispose of the securities. In connection with in-kind redemptions involving custom baskets of securities, the Fund’s portfolio holdings may be released to the public earlier than typical as provided in its Portfolio Holdings Release Policy & Procedures.

Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. Also, there is a risk that in-kind redemptions (including the impact of any likely hedging transactions by shareholders with whom the Fund engages in custom basket in-kind redemptions) could negatively impact the market value of the securities redeemed in-kind and, in turn, the net asset value of the Fund.

For additional information regarding procedures for in-kind redemptions, please contact Distributors.

To the extent that a shareholder submits redemption requests during any 90-day period that combined are limited to the lesser of $250,000 or 1% of the value of the Fund's net assets (as calculated at the beginning of the 90-day period), the Fund has committed to pay such redemptions in cash (by check, wire or otherwise). This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner. In addition, in certain circumstances, the Fund may not be able to redeem securities in-kind or the investment manager may not have the ability to determine whether a particular redemption can be paid in-kind before the redemption request is paid.

Share certificates We will credit your shares to your Fund account, and we do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

Any outstanding share certificates must be returned to the Fund if you want to sell, exchange or reregister those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes. We do not issue new share certificates if any outstanding share certificates are returned to the Fund. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to cancel it.

General information If the Fund receives notification of the shareholder’s death or if mail is returned to the Fund by the postal service, we will consider this a request by you to change your dividend option to reinvest all future distributions until we receive new instructions. If the item of mail returned is a check, the proceeds may be reinvested in additional shares at the current day’s net asset value.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable, we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

The Fund’s transfer agent, acting on behalf of the Fund, may place a temporary hold for up to 25 business days on the disbursement of redemption proceeds from an account held directly with the Fund if the transfer agent, in consultation with the Fund, reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. In order to delay payment of redemption proceeds under these circumstances, the Fund and the transfer agent must adopt certain policies and procedures and otherwise comply with the terms and conditions of no-action relief provided by the SEC staff. Financial exploitation means: (i) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified

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Adult’s funds or securities; or (ii) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (a) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (b) convert the Specified Adult’s money, assets or property. The transfer agent and/or the Fund may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, the transfer agent is not required to delay the disbursement of redemption proceeds and does not assume any obligation to do so. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is a natural person (i) age 65 and older, or (ii) age 18 and older and whom the Fund’s transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer. Certain shareholder servicing agents may be authorized to accept your transaction request. For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application or Bank Trust Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before 1 p.m. Pacific time or (b) through the National Securities Clearing Corporation’s automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after 1 p.m. Pacific time. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur. “Good order” refers to a transaction request where the investor or financial intermediary (or other person authorized to make such requests) has provided complete information (e.g., fund and account information and the dollar amount of the transaction) to enable the processing of such request.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys’ fees and court costs, by unilaterally redeeming shares from your account.

The Fund or its transfer agent may be required (i) pursuant to a validly issued levy, garnishment or other form of legal process, to sell your shares and remit the proceeds to a levying officer or other recipient; or (ii) pursuant to a final order of forfeiture or other form of legal process, to sell your shares and remit the proceeds to the U.S. or state government as directed.

As long as we follow reasonable security procedures and act on instructions that we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests in any form (written, telephone, or online). We will investigate any unauthorized request that you report to us and we will ask you to cooperate with us in the investigation, which may require you to file a police report and complete a notarized affidavit regarding the unauthorized request. We will assist in the claims process, on your behalf, with other financial institutions regarding the unauthorized request.

Using good faith efforts, the investment manager attempts to identify class action litigation settlements and regulatory or governmental recovery funds involving securities presently or formerly held by the Fund or issuers of such securities or related parties (Claims) in which the Fund may be eligible to participate. When such Claims are identified, the investment manager will cause the Fund to file proofs of claim. Currently, such Claim opportunities predominate in the U.S. and in Canada; the investment manager’s efforts are therefore focused on Claim opportunities in those jurisdictions. The

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investment manager may learn of such class action lawsuit or victim fund recovery opportunities in jurisdictions outside of North America (Foreign Actions), in which case the investment manager has complete discretion to determine, on a case-by-case basis, whether to cause the Fund to file proofs of claim in such Foreign Actions. In addition, the investment manager may participate in bankruptcy proceedings relating to securities held by the Fund and join creditors’ committees on behalf of the Fund.

Further, the investment manager may on occasion initiate and/or recommend, and the board of trustees of the Fund may approve, pursuit of separate litigation against an issuer or related parties in connection with securities presently or formerly held by the Fund (whether by opting out of an existing class action lawsuit or otherwise).

Unclaimed Share Accounts. The Fund may be required to close your account after a period of inactivity, as determined by applicable U.S. state or territory abandoned or unclaimed property laws and regulations, and transfer your shares to the appropriate U.S. state or territory. Please be advised that abandoned or unclaimed property laws and regulations for certain U.S. states or territories require financial organizations to transfer (escheat) unclaimed property to the appropriate U.S. state or territory if no activity occurs in an account for a period of time as specified by applicable laws and regulations. These laws and regulations may require the transfer of shares of the Fund, including shares held through a traditional or Roth IRA account. For traditional IRA accounts escheated to a U.S. state or territory under these abandoned or unclaimed property laws and regulations, the escheatment will generally be treated as a taxable distribution from your IRA to you; federal and any applicable state income tax may be withheld. This may apply to Roth IRA accounts in addition to traditional IRA accounts. For more information on unclaimed property and how to maintain an active account, please contact your Service Agent or the Fund’s transfer agent.

The Underwriter

Franklin Distributors, LLC (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Fund's Class A, Class A1 and Class C shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024:

Fiscal Year / Fund	Total Commissions Received ($)	Amount Retained by Distributors ($)	Amount Received in Connection with Redemptions and Repurchases ($)
2026
Federal Intermediate-Term Fund	138,580	14,368	37,633
Federal Limited-Term Fund	107,243	10,006	44,393
High Yield Fund	766,651	39,175	248,817
Massachusetts Fund	12,166	836	400
New Jersey Fund	63,776	3,754	11,293

2025
Federal Intermediate-Term Fund	158,420	18,870	20,817
Federal Limited-Term Fund	120,428	14,710	27,309
High Yield Fund	832,979	53,514	100,067
Massachusetts Fund	17,241	1,253	351
New Jersey Fund	81,466	4,975	11,029

2024
Federal Intermediate-Term Fund	163,738	17,761	1,791
Federal Limited-Term Fund	124,533	13,566	12
High Yield Fund	761,077	46,190	6,665
Massachusetts Fund	18,582	1,202	219
New Jersey Fund	77,272	5,366	1,823

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

Distribution and service (12b-1) fees Class A, A1 and C The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage purchases of Fund shares and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the investment manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell

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shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class and are calculated, as a percentage of such class’ net assets, over the 12-month period of February 1 through January 31. Because this 12-month period may not match the Fund’s fiscal year, the amount, as a percentage of a class’ net assets, for the Fund’s fiscal year may vary from the amount stated under the applicable plan, but will never exceed that amount during the 12-month period of February 1 through January 31.

The Class A, A1 and C plans. The Fund may pay up to 0.25% per year of Class A’s average daily net assets and up to 0.10% (0.15% for Federal Limited-Term Fund) per year of Class A1’s average daily net assets. The Fund pays Distributors up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class C plan also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C shares.

In implementing the Class A1 plan, the board has determined that the annual fees payable under the plan for each Fund, except the Federal Intermediate-Term and Federal Limited-Term Funds, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by the Fund's Class A1 shares that were acquired by investors on or after May 1, 1994, the effective date of the plan (new assets), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by the Fund's Class A1 shares that were acquired before May 1, 1994 (old assets). These fees will be paid to the current securities dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the Fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

The fee is a Class A1 expense. This means that all Class A1 shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate for each fund, except the Federal Intermediate-Term and Federal Limited-Term Funds, will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class A1 and, as Class A1 shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class A1 shares purchased on or after May 1, 1994, increases in relation to outstanding Class A1 shares, the expenses attributable to payments under the plan also will increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class A1 plan for each Fund, except the Federal Intermediate-Term and Federal Limited-Term Funds, the plan permits the board to allow the Fund to pay a full 0.10% on all assets at any time. The approval of the board would be required to change the calculation of the payments to be made under the Class A1 plan.

The Class A and Class A1 plans are reimbursement plans. They allow the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

The Class C plan is a compensation plan. It allows the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan.

Under the Class A plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

	Federal Intermediate-Term Fund ($)	Federal Limited-Term Fund ($)	High Yield Fund ($)
Advertising	45,107	25,507	170,086
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	1,512	945	10,714
underwriters
Payments to broker-	1,562,625	804,555	3,725,749
dealers
Other	–	–	–
Total	1,609,244	831,007	3,906,549

	Massachusetts Fund ($)	New Jersey Fund ($)
Advertising	2,782	43,396
Printing and mailing	–	–
prospectuses other
than to current
shareholders
Payments to	204	10,234
underwriters
Payments to broker-	102,699	465,707
dealers
Other	–	–
Total	105,685	519,337

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Under the Class A1 plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

	Federal Intermediate-Term Fund ($)	Federal Limited-Term Fund ($)	High Yield Fund ($)
Advertising	12,005	4,063	146,227
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	82	23	1,271
underwriters
Payments to broker-	558,384	305,586	1,877,315
dealers
Other	–	–	–
Total	570,471	309,672	2,024,813

	Massachusetts Fund ($)	New Jersey Fund ($)
Advertising	14,091	33,603
Printing and mailing	–	–
prospectuses other
than to current
shareholders
Payments to	46	145
underwriters
Payments to broker-	103,803	247,311
dealers
Other	–	–
Total	117,940	281,059

Under the Class C plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

	Federal Intermediate-Term Fund ($)	High Yield Fund ($)
Advertising	2,820	25,798
Printing and mailing	–	–
prospectuses other
than to current
shareholders
Payments to	107	1,452
underwriters
Payments to broker-	105,758	636,572
dealers
Other	–	–
Total	108,685	663,822

	Massachusetts Fund ($)	New Jersey Fund ($)
Advertising	1,061	3,601
Printing and mailing	–	–
prospectuses other
than to current
shareholders
Payments to	31	279
underwriters
Payments to broker-	27,715	99,620
dealers
Other	–	–
Total	28,807	103,500

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the investment manager or Distributors or other parties on behalf of the Fund, the investment manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

Description of Ratings

The ratings of Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Moody’s Investors Service, Inc. Global Rating Scales

Credit Ratings are assigned on Moody’s global long-term and short-term rating scales and are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations1 addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g.,

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floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay.2 Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.3 Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.4, 5, 6 Moody’s issues ratings at the issuer level and instrument level on both the long- term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.7

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings.8 The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same.

1. In the case of impairments, there can be a financial loss even when contractual obligations are met.

2. In some cases, the relevant credit risk relates to a third party, in addition to, or instead of the issuer. Examples include credit-linked notes and guaranteed obligations.

3. Because the number of possible features or structures is limited only by the creativity of issuers, Moody’s cannot comprehensively catalogue all the types of non-standard variation affecting financial obligations, but examples include equity indexed principal values and cash flows, prepayment penalties, and an obligation to pay an amount that is not ascertainable at the inception of the transaction.

4. For certain preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment and financial loss in the event of impairment.

5. Debts held on the balance sheets of official sector institutions – which include supranational institutions, central banks and certain government-owned or controlled banks – may not always be treated the same as debts held by private investors and lenders. When it is known that an obligation is held by official sector institutions as well as other investors, a rating (short-term or long-term) assigned to that obligation reflects only the credit risks faced by non-official sector investors.

6. Where grace periods are disproportionately long relative to the stated maturity, Moody’s may choose not to rate the Instrument. This is particularly relevant in the commercial paper market where maturities may be 30 days or less with strong investor expectation of prompt payment.

7. For information on how to obtain a Moody’s credit rating, including private and unpublished credit ratings, please see Moody’s Investors Service Products. Please note that Moody’s always reserves the right to choose not to assign or maintain a credit rating for its own business reasons.

8. Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

Description of Moody’s Investors Service, Inc.’s Global Long-Term Ratings:

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission

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occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Investors Service, Inc.’s Global Short-Term Ratings:

P-1—Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

P-2—Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3—Ratings of Prime-3 reflect an acceptable ability to repay short-term debt obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

US Municipal Short-Term Debt and Demand Obligation Ratings:

Moody’s uses the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

MIG Ratings:

Moody’s uses the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

VMIG Ratings:

For variable rate demand obligations (VRDOs), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”. Industrial development bonds in the US where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short- term credit strength of the liquidity provider and structural and legal protections.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack structural or legal protections.

Description of Moody’s Investors Service, Inc.’s National Scale Long-Term Ratings:

Moody’s long-term National Scale Ratings (NSRs) are opinions of the relative creditworthiness of issuers and financial obligations within a particular country. NSRs are not designed to be compared among countries; rather, they address relative credit risk within a given country. Moody’s assigns national scale ratings in certain local capital markets in which investors have found the global rating scale provides

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inadequate differentiation among credits or is inconsistent with a rating scale already in common use in the country.

In each specific country, the last two characters of the rating indicate the country in which the issuer is located or the financial obligation was issued (e.g., Aaa.ke for Kenya).

Long-Term NSR Scale

Aaa.n Issuers or issues rated Aaa.n demonstrate the strongest creditworthiness relative to other domestic issuers and issuances.

Aa.n  Issuers or issues rated Aa.n demonstrate very strong creditworthiness relative to other domestic issuers and issuances.

A.n  Issuers or issues rated A.n demonstrate above-average creditworthiness relative to other domestic issuers and issuances.

Baa.n  Issuers or issues rated Baa.n demonstrate average creditworthiness relative to other domestic issuers and issuances.

Ba.n  Issuers or issues rated Ba.n demonstrate below-average creditworthiness relative to other domestic issuers and issuances.

B.n  Issuers or issues rated B.n demonstrate weak creditworthiness relative to other domestic issuers and issuances.

Caa.n  Issuers or issues rated Caa.n demonstrate very weak creditworthiness relative to other domestic issuers and issuances.

Ca.n  Issuers or issues rated Ca.n demonstrate extremely weak creditworthiness relative to other domestic issuers and issuances.

C.n  Issuers or issues rated C.n demonstrate the weakest creditworthiness relative to other domestic issuers and issuances.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of S&P Global Ratings’ Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C—Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

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CCC—An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC—An obligation rated “CC” is currently highly vulnerable to nonpayment.

The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D—An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issue Credit Ratings:

A-1—A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B—A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D—A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period.

However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Description of S&P Global Ratings’ Municipal Short-Term Note Ratings:

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

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SP-3—Speculative capacity to pay principal and interest.

D—“D” is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of S&P Global Ratings’ Long-Term Issuer Credit Ratings

AAA An obligor rated “AAA” has extremely strong capacity to meet its financial commitments. “AAA” is the highest issuer credit rating assigned by S&P Global Ratings.

AA An obligor rated “AA” has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB An obligor rated “BBB” has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

BB, B, CCC, and CC Obligors rated “BB”, “B”, “CCC”, and “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.

B An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

CCC An obligor rated “CCC” is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC An obligor rated “CC” is currently highly vulnerable. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

SD and D An obligor is rated “SD” (selective default) or “D” if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A “D” rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to “D” or “SD” if it is conducting a distressed debt restructuring.

Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issuer Credit Ratings

A-1 An obligor rated “A-1” has strong capacity to meet its financial commitments. It is rated in the highest category by S&P Global Ratings. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2 An obligor rated “A-2” has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated “A-3” has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

B An obligor rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C An obligor rated “C” is currently vulnerable to nonpayment that would result in an “SD” or “D” issuer rating and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

SD and D An obligor is rated “SD” (selective default) or “D” if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment

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according to terms. A “D” rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to “D” or “SD” if it is conducting a distressed debt restructuring.

Description of S&P Global Ratings’ Dual Ratings:

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).

Description of S&P Global Ratings’ Active Qualifiers:

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a “p” qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: “L” qualifier. Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

Principal: “p” qualifier. This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The “p” suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Preliminary ratings: “prelim” qualifier. Preliminary ratings, with the “prelim” suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

• Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

• Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

• Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

• Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

• A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: “t” qualifier. This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty instrument rating: “cir” qualifier. This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Description of Fitch Ratings’ Corporate Finance Obligations:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to

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covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument. On the contrary, ratings of debtor-in-possession (DIP) obligations incorporate the expectation of full repayment.

The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (IDR), based on their relative ranking, relative vulnerability to default or based on explicit Recovery Ratings.

As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, except DIP obligation ratings that are not based off an IDR and senior tranches of Enhanced Equipment Trust Certificates, for which IDRs are secondary dependencies, as Fitch focuses primarily on structure, collateral and legal protection.

At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. “B” ratings indicate that material credit risk is present.

CCC: Substantial Credit Risk. “CCC” ratings indicate that substantial credit risk is present.

CC: Very High Levels of Credit Risk. “CC” ratings indicate very high levels of credit risk.

C: Exceptionally High Levels of Credit Risk. “C” indicates exceptionally high levels of credit risk.

The ratings of corporate finance obligations are linked to IDRs (or sometimes Viability Ratings for banks and non-bank financial institutions) by i) recovery expectations, including as often indicated by Recovery Ratings assigned in the case of low speculative grade issuers and ii) for banks and non-bank financial institutions an assessment of nonperformance risk relative to the risk captured in the IDR or Viability Ratings (e.g. in respect of certain hybrid securities).

For performing obligations, the obligation rating represents the risk of default including the effect of expected recoveries on the credit risk should a default occur.

If the obligation rating is higher than the rating of the issuer, this indicates above average recovery expectations in the event of default. If the obligations rating is lower than the rating of the issuer, this indicates low expected recoveries should default occur.

Ratings in the categories of “CCC”, “CC” and “C” can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Description of Fitch Ratings’ Issuer Default Ratings:

Rated entities in several sectors, including financial and non-financial corporations, sovereigns, insurance companies and some sectors within public finance, are generally assigned IDRs. IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default including by way of a distressed debt exchange (DDE) – on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low default risk. They indicate very

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strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly Speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk. Default is a real possibility.

CC: Very High Levels of Credit Risk. Very low margin for safety. Default of some kind appears probable.

C: Near Default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a “C” category rating for an issuer include:

• The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

• The formal announcement by the issuer or their agent of a DDE; and

• A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted Default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced:

• An uncured payment default or DDE on a bond, loan or other material financial obligations, but has not entered into bankruptcy filing, administration, receivership, liquidation, or other formal winding-up procedure, and

• Has not otherwise ceased operating.

• This would include:

• The selective payment default on a specific class or currency of debt;

• The uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

D: Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Description of Fitch Ratings’ Structured Finance Long-Term Obligation Ratings:

Ratings of structured finance obligations on the long-term scale consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA: Highest Credit Quality.

“AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality.

“AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality.

“A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.

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“BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

“BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly Speculative.

“B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk.

Very low margin for safety. Default is a real possibility.

CC: Very High Levels of Credit Risk.

Default of some kind appears probable.

C: Exceptionally High Levels of Credit Risk.

Default appears imminent or inevitable.

D: Default.

Indicates a default. Default generally is defined as one of the following:

• Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

• Bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

• Distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Description of Fitch Ratings’ Country Ceilings Ratings:

Country Ceilings are expressed using the symbols of the long-term issuer primary credit rating scale and relate to sovereign jurisdictions also rated by Fitch on the IDR scale. They reflect the agency’s judgment regarding the risk of capital and exchange controls being imposed by the sovereign authorities that would prevent or materially impede the private sector’s ability to convert local currency into foreign currency and transfer to non-resident creditors — transfer and convertibility (T&C) risk. They are not ratings but expressions of a cap for the foreign currency issuer ratings of most, but not all, issuers in a given country. Intervention through capital or currency controls where an issuer is prevented comprehensively by its own government from paying out on cross-border bonds, held by investors both inside and outside its borders, would typically lead to a T&C default.

Description of Fitch Ratings’ Sovereigns, Public Finance and Global Infrastructure Obligations:

Ratings of public finance obligations, infrastructure and project finance obligations on the long-term scale, structured finance and fund finance obligations only consider the obligations’ relative vulnerability to default.

In limited cases in U.S. public finance, where Chapter 9 of the Bankruptcy Code provides reliably superior prospects for ultimate recovery to local government obligations that benefit from a statutory lien on revenues, Fitch reflects this in a security rating with limited notching above the IDR. Recovery expectations can also be reflected in a security rating in the U.S. during the pendency of a bankruptcy proceeding under the Code if there is sufficient visibility on potential recovery prospects.

Recovery Ratings are only assigned to infrastructure and project finance obligations, to indicate likely recovery prospects upon request. They are assessed in parallel to instrument ratings and typically do not influence the obligation rating, which remains premised on vulnerability to default.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly Speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains.

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Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk. Very low margin for safety. Default is a real possibility.

CC: Very High Levels of Credit Risk. Default of some kind appears probable.

C: Exceptionally High Levels of Credit Risk. Default appears imminent or inevitable.

D: Default. Indicates a default. Default generally is defined as one of the following:

• Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

• Bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor where payment default on an obligation is a virtual certainty; or

• Distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Notes: In U.S. public finance, obligations may be pre-refunded, where funds sufficient to meet the requirements of the respective obligations are placed in an escrow account. When obligation ratings are maintained based on the escrowed funds and their structural elements, the ratings carry the suffix “pre” (e.g. “AAApre”, “AA+pre”).

Structured Finance Defaults

Imminent default, categorized under “C”, typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the “C” category.

Structured Finance Write-downs

Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible write-down of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of “D” will be assigned to the instrument. Where the agency believes the write-down may prove to be temporary (and the loss may be written up again in future if and when performance improves), then a credit rating of “C” will typically be assigned. Should the write-down then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the write-down later be deemed as irreversible, the credit rating will be lowered to “D”.

Notes:

In the case of structured finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

The suffix “sf” denotes an issue that is a structured finance transaction.

Description of Fitch Ratings’ Short-Term Ratings Assigned to Issuers and Obligations:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default Risk. Default is a real possibility.

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RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

State Tax Treatment

Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by the TCJA, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The following information on the state income tax treatment of dividends from the Funds is for general information only and is not tax advice. You may be subject to local taxes on dividends and/or the value of your shares. Shareholders should consult their tax advisors before making an investment in a Fund. Except where otherwise noted, the information pertains to individual state income taxation only. Corporations, trusts, estates and other entities may be subject to income, franchise and/or other local taxes on their investments in a Fund. Shareholders that are subject to other state or local taxes of a particular state should consult their tax advisors regarding the application of such taxes to their investment. For some investors, all or a portion of the dividend income may be subject to the federal and/or state alternative minimum tax. In addition, interest on indebtedness incurred to carry tax-exempt obligations and expenses incurred in the production of such tax-exempt income may reduce the amount of income excluded from taxation (or be required to be added to the tax base) in some states. Some states may have separate reporting or identification requirements (either by the Fund, the shareholder, or both) in order for income to qualify as tax exempt. Because dividends from a Fund are exempt from certain state personal income taxes, a Fund may not be a suitable investment for retirement plans and other tax-exempt investors. In addition, exempt-interest dividends derived from a state-specific Fund by a shareholder that is a resident of another state generally will not be exempt to any significant degree from the taxes imposed on such shareholder in his state of residence.

Massachusetts Pursuant to Mass. Gen. L. Section 2(a)(2) dividends received from a regulated investment company, such as the Massachusetts Fund, that are exempt-interest dividends and are attributable to obligations of the Commonwealth of Massachusetts, or any political subdivision, agency or instrumentality within the Commonwealth (as well as certain capital gain dividends to the extent such dividends are attributable to specified obligations of Massachusetts and its political subdivisions the gain on which is exempt from taxation under Massachusetts law), are exempt from state personal income tax. Mass. Gen. L. Section 2(a)(2) also provides that dividends received from a regulated investment company, such as the Massachusetts Fund, are exempt from state personal income tax to the extent that such dividends are attributable to interest on obligations of the United States government that are exempt from state income taxation (including, pursuant to at least one private ruling issued by the Massachusetts Commissioner of Revenue to another regulated investment company, qualifying obligations of Puerto Rico, Guam and the Virgin Islands). All such dividends may be excluded only if identified as exempt dividends in a written notice to shareholders by the Massachusetts Fund no later than 60 days after the close of its tax year. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Massachusetts personal income tax purposes. To the extent that such investments are made by the Massachusetts Fund, such as for temporary or defensive purposes, distributions derived from such investments will be included in an individual shareholder’s Massachusetts taxable income. Any capital gain distributions by the Massachusetts Fund (other than from specified obligations of Massachusetts and its political subdivisions the gain on which is exempt from taxation under Massachusetts law) are taxable for purposes of the Massachusetts personal income tax.

New Jersey Under N.J. Rev. Stat. Section 54A:6-14.1 distributions paid by qualified investment funds, such as the New Jersey Fund, are not included in gross income for purposes of the New Jersey gross income tax to the extent such distributions are attributable to interest or gain from obligations issued by or on behalf of the state of New Jersey or its political subdivisions, or obligations free from state or local taxation by any act of the state of New Jersey or laws of the U.S. (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). In order to qualify as a qualified investment fund, the New Jersey Fund must, among other things, have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto. In addition, at the close of each quarter of the taxable year, it must have not less than 80% of the aggregate principal amount of all of its investments (excluding cash, cash items, receivables and certain other financial instruments) invested in the tax exempt obligations described above. A qualified investment fund must advise its shareholders on or before February 15 of each calendar year that its distributions qualify for exclusion from gross income. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other

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states and their political subdivisions are fully taxable for New Jersey gross income tax purposes. To the extent that such investments are made by the New Jersey Fund, such as for temporary or defensive purposes, distributions derived from such investments will be included in an individual shareholder’s New Jersey gross income. As a matter of policy, the New Jersey Fund will continue to qualify as a qualified investment fund to ensure that the New Jersey Fund continues to qualify to pay distributions that are exempt from the New Jersey gross income tax. In the event that a taxpayer’s tax-exempt interest income and tax-exempt distributions from a qualified investment fund exceeds $10,000, the taxpayer is required to include an itemized schedule detailing the amount received from each source. Any distributions of capital gains earned by the New Jersey Fund (other than from obligations issued by or on behalf of the state of New Jersey or its political subdivisions, or obligations free from state or local taxation by any act of the state of New Jersey or laws of the U.S.) are included in an individual shareholder’s New Jersey gross income.

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STATEMENT OF ADDITIONAL INFORMATION

FRANKLIN TAX-FREE TRUST

July 1, 2026

Class
	A	A1	C	R6	Advisor
Franklin Alabama Tax-Free Income Fund	FALQX	FRALX	FALEX	FALRX	FALZX
Franklin Georgia Tax-Free Income Fund	FGAQX	FTGAX	FGAIX	FGFQX	FGFZX
Franklin Louisiana Tax-Free Income Fund	FQLAX	FKLAX	FLAIX	FLAQX	FLTZX
Franklin Maryland Tax-Free Income Fund	FQMDX	FMDTX	FMDIX	FMDQX	FMDZX
Franklin Missouri Tax-Free Income Fund	FMQOX	FRMOX	FMOIX	FMOQX	FRMZX
Franklin North Carolina Tax-Free Income Fund	FQNCX	FXNCX	FNCIX	FNCQX	FNCZX
Franklin Virginia Tax-Free Income Fund	FVAQX	FRVAX	FVAIX	FRVRX	FRVZX

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' (hereafter “the Fund”) prospectus. The Fund's prospectus, dated July 1, 2026, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund's Form N-CSR, for the fiscal year ended February 28, 2026, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus, shareholder report, and/or financial statements, contact your investment representative or call (800) DIAL BEN/342-5236.

Mutual funds, annuities, and other investment products:

• are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

• are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

• are subject to investment risks, including the possible loss of principal.

P.O. Box 33030 St. Petersburg, FL 33733 (800) DIAL BEN® /342-5236	1	TF2 SAI 07/26

Goals, Strategies and Risks

The following information provided with respect to the Fund is in addition to that included in the Fund’s prospectus. In addition to the main types of investments and strategies undertaken by the Fund as described in the prospectus, the Fund also may invest in other types of instruments and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies with respect to the Fund are discussed in greater detail in the section below entitled "Glossary of Investments, Techniques, Strategies and Their Risks."

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. With the exception of (i) compliance with the Fund’s 80% policy as described in the prospectus, (ii) the Fund's limitations on borrowing and illiquid securities as described herein, and (iii) as otherwise noted herein, in most cases, the Fund is not required to sell an investment because circumstances change and the investment no longer meets one or more of the Fund's policies or restrictions. Other than the exceptions described above, if a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of portfolio investments will not be considered a violation of the restriction or limitation.

Incidental to the Fund’s other investment activities, including in connection with a bankruptcy, restructuring, workout, or other extraordinary events concerning a particular investment the Fund owns, the Fund may receive securities (including convertible securities, warrants and rights), real estate or other investments that the Fund normally would not, or could not, buy. If this happens, the Fund may, although it is not required to, sell such investments as soon as practicable while seeking to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed without the approval of shareholders.

For more information about the restrictions of the Investment Company Act of 1940 (1940 Act) on the Fund with respect to borrowing and senior securities, see “Glossary of Investments, Techniques, Strategies and Their Risks - Borrowing” below.

Fundamental Investment Policies

Each Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Each Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of that Fund's state.

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, each Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. Consistent with the Fund's investment policies and limitations, to the extent the Fund may invest in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, such investments will be included in the Fund’s 80% basket.

The Fund may not:

1. Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

2. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5. Purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

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6. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).1

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

1. Although not part of the Fund's fundamental investment restriction, consistent with SEC Staff interpretations and guidance, governments or their political subdivisions that issue tax-exempt municipal securities are not considered by the Fund to be members of any industry.

Non-Fundamental Investment Policies

Municipal securities issued by a state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as qualifying municipal securities issued by U.S. territories such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands, generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of that state.

The Fund tries to invest all of its assets in tax-free municipal securities. The issuer's bond counsel generally gives the issuer an opinion on the tax-exempt status of a municipal security when the security is issued.

Some states may require the Fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-free under the laws of that state, in order for any portion of the Fund's distributions to be free from the state's personal income taxes. If the Fund's state requires this, the Fund will try to invest its assets as required so that its distributions will be free from personal income taxes for resident shareholders of the Fund's state.

Glossary of Investments, Techniques, Strategies and Their Risks

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

“small portion”	less than 10%
“portion”	10% to 25%
“significant”	25% to 50%
“substantial”	50% to 66%
“primary”	66% to 80%
“predominant”	80% or more

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The Fund may invest in securities that are rated by various rating agencies such as Moody's Investors Service (Moody's), S&P® Global Ratings (S&P®) and Fitch Ratings (Fitch), as well as securities that are unrated.

The value of your shares in the Fund will increase as the value of the investments owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the investments owned by the Fund. In addition to the factors that affect the value of any particular investment that the Fund owns, the value of the Fund's shares may also change with movement in the investment markets as a whole.

The following is a description of various types of securities, instruments and techniques that may be purchased and/or used by the Fund. Other types of municipal securities or strategies, not specifically described below, may become available or attractive that are similar to those described below and in which the Fund also may invest, if consistent with its investment goal and policies.

Municipal securities – general description Municipal securities are issued by a state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as by the District of Columbia. These municipal securities generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of that state. In addition, U.S. territories such as Puerto Rico, Guam, the Mariana Islands or the U.S. Virgin Islands also issue qualifying municipal securities that generally pay interest free from federal income tax and from state personal income taxes. Generally for all municipal securities, the issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the “principal”) at maturity. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local government, specific projects or public facilities. Municipal securities generally are classified as general or revenue obligations.

The value of the municipal securities may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue

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securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of the Fund's investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers.

There could be a limited market for certain municipal securities, and the Fund could face illiquidity risks. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations for their publicly-traded securities. The absence or inaccuracy of such information may impact the investment manager’s evaluation of credit and valuation risk.

From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Also, from time to time, proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. There is a substantial lack of clarity around both the timing and the details of any such tax reform and the impact of any potential tax reform. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment goals. Prospective investors should consult their own tax advisors regarding potential changes in tax laws.

General obligation bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund. As a result, an investment in revenue obligations is subject to greater risk of delay or non-payment if revenue does not accrue as expected or if other conditions are not met for reasons outside the control of the Fund. Conversely, if revenue accrues more quickly than anticipated, the Fund may receive payment before expected and have difficulty re-investing the proceeds on equally favorable terms.

Anticipation notes Anticipation notes are issued to provide interim financing of various municipal needs in anticipation of the receipt of other sources of money for repayment of the notes.

Bond anticipation notes are normally issued to provide interim financing until a long-term bond financing can be arranged which provides the money for the repayment of the notes.

Construction loan notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Revenue anticipation notes are issued in expectation of the receipt of revenue sources, other than tax receipts, such as anticipated revenues from a source such as turnpike tolls.

Tax anticipation notes are issued to finance the short-term working capital needs of municipalities in anticipation of the receipt of various seasonal tax revenues that are used to repay the notes. They are usually general obligations of the issuer and are secured by the taxing power for the payment of principal and interest.

Bank obligations Bank obligations include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time and savings deposits, bank notes and bankers' acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified period of time at a stated interest rate. Savings deposits are deposits that do not have a specified maturity and may be withdrawn by the depositor at any time. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The full amount of the Fund's investment in time and savings deposits or CDs may not be guaranteed against losses resulting from the default of

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the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (FDIC).

Bank obligations are exempt from registration with the SEC if issued by U.S. banks or foreign branches of U.S. banks. As a result, the Fund will not receive the same investor protections when investing in bank obligations as opposed to registered securities. Bank notes and other unsecured bank obligations are not guaranteed by the FDIC, so the Fund will be exposed to the credit risk of the bank or institution. In the event of liquidation, bank notes and unsecured bank obligations generally rank behind time deposits, savings deposits and CDs, resulting in a greater potential for losses to the Fund.

The Fund’s investments in bank obligations may be negatively impacted if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits). The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Borrowing The 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings would be disadvantageous from an investment standpoint.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” the Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Callable securities Callable securities give the issuer the right to redeem the security on a given date or dates (known as the call dates) prior to maturity. In return, the call feature is factored into the price of the debt security, and callable debt securities typically offer a higher yield than comparable non-callable securities. Certain securities may be called only in whole (the entire security is redeemed), while others may be called in part (a portion of the total face value is redeemed) and possibly from time to time as determined by the issuer. There is no guarantee that the Fund will receive higher yields or a call premium on an investment in callable securities.

The period of time between the time of issue and the first call date, known as call protection, varies from security to security. Call protection provides the investor holding the security with assurance that the security will not be called before a specified date. As a result, securities with call protection generally cost more than similar securities without call protection. Call protection will make a callable security more similar to a long-term debt security, resulting in an associated increase in the callable security's interest rate sensitivity.

Documentation for callable securities usually requires that investors be notified of a call within a prescribed period of time. If a security is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. Issuers are more likely to exercise call options in periods when interest rates are below the rate at which the original security was issued, because the issuer can issue new securities with lower interest payments. Callable securities are subject to the risks of other debt securities in general, including prepayment risk, especially in falling interest rate environments.

Commercial paper Commercial paper is an unsecured, short-term loan to a corporation, typically for financing accounts receivable and inventory with maturities of up to 270 days. The Fund may invest in taxable commercial paper only for temporary defensive purposes.

Convertible zero-coupon and step coupon bonds Convertible zero-coupon securities have no coupon until a predetermined date, at which time they convert to a specified

5

coupon security. Zero-coupon bonds tend to react more sharply to changes in interest rates than traditional bonds.

Defaulted debt securities If the issuer of a debt security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's net asset value may be adversely affected before an issuer defaults. The Fund may incur additional expenses if it tries to recover principal or interest payments on a defaulted security. Defaulted debt securities often are illiquid.

The Fund may not buy defaulted debt securities. However, the Fund is not required to sell a debt security that has defaulted if the investment manager believes it is advantageous to continue holding the security.

Illiquid securities Generally, an “illiquid security” or “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments generally include investments for which no market exists or which are legally restricted as to their transfer (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws). Restricted securities are generally sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act). If registration of a security previously acquired in a private transaction is required, the Fund, as the holder of the security, may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it will be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. To the extent it is determined that there is a liquid institutional or other market for certain restricted securities, the Fund would consider them to be liquid securities. An example is a restricted security that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act, and for which a liquid institutional market has developed. Rule 144A securities may be subject, however, to a greater possibility of becoming illiquid than securities that have been registered with the SEC.

The following factors may be taken into account in determining whether a restricted security is properly considered a liquid security: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) any dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., any demand, put or tender features, the method of soliciting offers, the mechanics and other requirements for transfer, and the ability to assign or offset the rights and obligations of the security). The nature of the security and its trading includes the time needed to sell the security, the method of soliciting offers to purchase or sell the security, and the mechanics of transferring the security including the role of parties such as foreign or U.S. custodians, subcustodians, currency exchange brokers, and depositories.

The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (OTC) markets. Illiquid investments often sell at a price lower than similar investments that are not subject to restrictions on resale.

The risk to the Fund in holding illiquid investments is that they may be more difficult to sell if the Fund wants to dispose of the investment in response to adverse developments or in order to raise money for redemptions or other investment opportunities. Illiquid trading conditions may also make it more difficult for the Fund to realize an investment's fair value.

The Fund may also be unable to achieve its desired level of exposure to a certain investment, issuer, or sector due to overall limitations on its ability to invest in illiquid investments and the difficulty in purchasing such investments.

If illiquid investments exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce its holdings of illiquid investments to or below 15% of its net assets within a reasonable period of time, and will notify the Trust’s board of trustees and make the required filings with the SEC in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments may cause the net asset value of the Fund to decline.

Insurance The Fund may also invest in insured municipal securities. Normally, the underlying rating of an insured security is one of the top three ratings of Fitch, Moody's or S&P. An insurer may insure municipal securities that are rated below the top three ratings or that are unrated if the securities otherwise meet the insurer's quality standards.

The Fund will only enter into a contract to buy an insured municipal security if either permanent insurance or an irrevocable commitment to insure the municipal security by a qualified municipal bond insurer is in place. The insurance feature guarantees the scheduled payment of principal and interest, but does not guarantee (i) the market value of the

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insured municipal security, (ii) the value of the Fund's shares, or (iii) the Fund's distributions.

Types of insurance. There are three types of insurance: new issue, secondary and portfolio. A new issue insurance policy is purchased by the issuer when the security is issued. A secondary insurance policy may be purchased by the Fund after a security is issued. With both new issue and secondary policies, the insurance continues in force for the life of the security and, thus, may increase the credit rating of the security, as well as its resale value. However, in response to market conditions rating agencies have lowered their ratings on some municipal bond insurers below BBB or withdrawn ratings. In such cases the insurance is providing little or no enhancement of credit or resale value to the municipal security and the security's rating will reflect the higher of the insurer rating or the underlying rating of the security.

The Fund may buy a secondary insurance policy at any time if the investment manager believes the insurance would be in the best interest of the Fund. The Fund is likely to buy a secondary insurance policy if, in the investment manager's opinion, the Fund could sell a security at a price that exceeds the current value of the security, without insurance, plus the cost of the insurance. The purchase of a secondary policy, if available, may enable the Fund to sell a defaulted security at a price similar to that of comparable securities that are not in default. The Fund would value a defaulted security covered by a secondary insurance policy at its market value.

The Fund also may buy a portfolio insurance policy. Unlike new issue and secondary insurance, which continue in force for the life of the security, portfolio insurance only covers securities while they are held by the Fund. If the Fund sells a security covered by portfolio insurance, the insurance protection on that security ends and, thus, cannot affect the resale value of the security. As a result, the Fund may continue to hold any security insured under a portfolio insurance policy that is in default or in significant risk of default and, absent any unusual or unforeseen circumstances as a result of the portfolio insurance policy, would likely value the defaulted security, or security for which there is a significant risk of default, at the same price as comparable securities that are not in default. While a defaulted security is held in the Fund's portfolio, the Fund continues to pay the insurance premium on the security but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the security comes due.

The insurance premium the Fund pays for a portfolio insurance policy is a Fund expense. The premium is payable monthly and is adjusted for purchases and sales of covered securities during the month. If the Fund fails to pay its premium, the insurer may take action against the Fund to recover any premium payments that are due. The insurer may not change premium rates for securities covered by a portfolio insurance policy, regardless of the issuer's ability or willingness to meet its obligations.

Qualified municipal bond insurers. Insurance policies may be issued by a qualified municipal bond insurer. The bond insurance industry is a regulated industry. Any bond insurer must be licensed in each state in order to write financial guarantees in that jurisdiction. Regulations vary from state to state. Most regulators, however, require minimum standards of solvency and limitations on leverage and investment of assets. Regulators also place restrictions on the amount an insurer can guarantee in relation to the insurer's capital base. Neither the Fund nor the investment manager makes any representations as to the ability of any insurance company to meet its obligation to the Fund if called upon to do so.

If an insurer is called upon to pay the principal or interest on an insured security that is due for payment but that has not been paid by the issuer, the terms of payment would be governed by the provisions of the insurance policy. After payment, the insurer becomes the owner of the security, appurtenant coupon, or right to payment of principal or interest on the security and is fully subrogated to all of the Fund's rights with respect to the security, including the right to payment. The insurer's rights to the security or to payment of principal or interest are limited, however, to the amount the insurer has paid.

State regulators have from time to time required municipal bond insurers to suspend claims payments on outstanding insurance in force. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a decrease in the supply of insured municipal securities and a consolidation among municipal bond insurers concentrating the insurance company credit risk on securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by the insurer and on the municipal markets as a whole.

Interfund lending program Pursuant to an exemptive order granted by the SEC (Lending Order), the Fund has the ability to lend money to, and borrow money from, other Franklin Templeton funds for temporary purposes (Interfund Lending Program) pursuant to a master interfund lending agreement (Interfund Loan). Lending and borrowing through the Interfund Lending Program provides the borrowing fund with a lower interest rate than it would have paid if it borrowed money from a bank, and provides the lending fund with an alternative short-term investment with a higher rate of return than other available short-term investments. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may only participate in the Interfund Lending Program to the extent permitted by its investment goal(s), policies and restrictions

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and only subject to meeting the conditions of the Lending Order.

The limitations of the Interfund Lending Program are described below and these and the other conditions of the Lending Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending and borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one business day’s notice, in which case the borrowing fund may have to utilize a line of credit, which would likely involve higher rates, seek an Interfund Loan from another fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending fund or force the lending fund to borrow or liquidate securities to meet its liquidity needs.

Under the Interfund Lending Program, the Fund may borrow on an unsecured basis through the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an Interfund Loan exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. The Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after such borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.

If the Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default by the Fund occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call would be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

In addition, no fund may lend to another fund through the Interfund Lending Program if the loan would cause the lending fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans will be limited to the time required to obtain cash sufficient to repay such Interfund Loan, either through the sale of portfolio securities or the net sales of the fund’s shares, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

Investment company securities The Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. The Fund will limit its investments in funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits. For example, Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund's ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund's ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund's flexibility with respect to making investments in those unaffiliated investment companies. To the extent that the Fund invests in another investment company, because other

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investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

Mandatory tender (mandatory put) municipal securities Mandatory tender (mandatory put) municipal securities may be sold with a requirement that a holder of a security surrender the security to the issuer or its agent for cash at a date prior to the stated maturity. On the predetermined tender date, the holder receives principal and accrued interest.

Maturity Municipal securities are issued with a specific maturity date--the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to interest rate changes, although they may provide higher yields.

Municipal lease obligations Municipal lease obligations generally are issued to support a government's infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations. Municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee typically can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.

The Fund may also gain exposure to municipal lease obligations through certificates of participation, which represent a proportionate interest in the payments under a specified lease or leases.

Because annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt, and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, the Fund believes that this risk may be reduced, although not eliminated, by its policies on the credit quality of municipal securities in which it may invest.

Refunded bonds The issuer of a refunded bond (also known as pre-refunded or escrow-secured bonds) “pre-refunds” the bond by setting aside in advance all or a portion of the amount to be paid to the bondholders when the bond is called. Generally, an issuer uses the proceeds from a new bond issue to buy high-grade, interest-bearing debt securities, including direct obligations of the U.S. government, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the refunded bonds. Because refunded bonds still bear the same interest rate as when they were originally issued and are of very high credit quality, their market value may increase. However, as the refunded bond approaches its call or ultimate maturity date, the bond’s market value will tend to fall to its call or par price. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”), interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax.

Stripped securities Stripped securities are debt securities that have been transformed from a principal amount with periodic interest coupons into a series of zero coupon bonds, each with a different maturity date corresponding to one of the payment dates for interest coupon payments or the redemption date for the principal amount. Stripped securities are subject to all the risks applicable to zero coupon bonds as well as certain additional risks.

Like zero coupon bonds, stripped securities do not provide for periodic payments of interest prior to maturity. Rather they are offered at a discount from their face amount that will be paid at maturity. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

Tax-exempt commercial paper Tax-exempt commercial paper typically represents an unsecured short-term obligation (270 days or less) issued by a municipality.

Tax-exempt or qualified private activity and industrial development revenue bonds Tax-exempt industrial development revenue and other similar bonds are part of a category of securities sometimes known as tax-exempt or qualified private activity bonds. These bonds are typically issued by or on behalf of public authorities to finance various privately operated facilities which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or

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other property as security for payment. As a result, these bonds may involve a greater degree of corporate credit risk than other municipal securities.

Temporary investments When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in temporary defensive investments, including cash, cash equivalents or other high quality short-term investments, such as short-term debt instruments, including U.S. government securities, high grade commercial paper, repurchase agreements, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers acceptances, variable rate demand notes and other money market equivalents. To the extent allowed by exemptions from and rules under the 1940 Act and the Fund's other investment policies and restrictions, the investment manager also may invest the Fund's assets in shares of one or more money market funds managed by the investment manager or its affiliates. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the states and territories where the Fund invests. Temporary defensive investments can and do experience defaults. The likelihood of default on a temporary defensive investment may increase in the market or economic conditions which are likely to trigger the Fund's investment therein.

Temporary defensive investments generally may include securities that pay taxable interest, including (i) for the state Funds, municipal securities issued by a state or local government other than the Fund's state; (ii) high quality commercial paper; or (iii) securities issued by or guaranteed by the full faith and credit of the U.S. government. The Fund also may invest all of its assets in municipal securities issued by a U.S. territory such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands. The investment manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. When the Fund's assets are invested in temporary investments, the Fund may not be able to achieve its investment goal.

Unrated debt securities Not all debt securities or their issuers are rated by rating agencies, sometimes due to the size of or manner of the securities offering, the decision by one or more rating agencies not to rate certain securities or issuers as a matter of policy, or the unwillingness or inability of the issuer to provide the prerequisite information and fees to the rating agencies. Some debt securities markets may have a disproportionately large number of unrated issuers.

In evaluating unrated securities, the investment manager may consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Although unrated debt securities may be considered to be of investment grade quality, issuers typically pay a higher interest rate on unrated than on investment grade rated debt securities. Less information is typically available to the market on unrated securities and obligors, which may increase the potential for credit and valuation risk.

Investment grade debt securities Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as Fitch (rated BBB- or better), S&P (rated BBB- or better), or Moody’s (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Generally, a higher rating indicates the rating agency’s opinion that there is less risk of default of obligations thereunder including timely repayment of principal and payment of interest. Debt securities in the lowest investment grade category may have speculative characteristics and more closely resemble high-yield debt securities than investment-grade debt securities. Lower-rated securities may be subject to all the risks applicable to high-yield debt securities and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

A number of risks associated with rating agencies apply to the purchase or sale of investment grade debt securities.

U.S. government securities U.S. government securities include obligations of, or securities guaranteed by, the U.S. federal government, its agencies, instrumentalities or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by the Government National Mortgage Association (GNMA). A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In the event of a default, an investor like the Fund would only have legal recourse to the issuer, not the U.S. government. Although the U.S. government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by the Fund. Any

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downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Variable or floating rate securities The Fund may invest in variable or floating rate securities, including variable rate demand notes, municipal inflation protected securities, index-based floating rate securities, and auction rate securities, which have interest rates that change either at specific intervals from daily up to semiannually, or whenever a benchmark rate changes. The interest rate adjustments are designed to help stabilize the security's price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the security's market price when interest rates or benchmark rates rise, it lowers the Fund's income when interest rates or benchmark rates fall. Of course, the Fund's income from its variable and floating rate investments also may increase if interest rates rise.

Variable or floating rate securities may include a demand feature, which may be unconditional. The demand feature allows the holder to demand prepayment of the principal amount before maturity, generally on one to 30 days' notice. The holder receives the principal amount plus any accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the security. The Fund generally uses variable or floating rate securities as short-term investments while waiting for long-term investment opportunities.

Movements in the relevant index or benchmark on which adjustments are based will affect the interest paid on these securities and, therefore, the current income earned by the Fund and the securities' market value. The degree of volatility in the market value of the variable rate securities held by the Fund will generally increase along with the length of time between adjustments, the degree of volatility in the applicable index, benchmark or base lending rate and whether the index, benchmark or base lending rate to which it resets or floats approximates short-term or other prevailing interest rates. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the security.

The income earned by the Fund and distributed to shareholders will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus the Fund's income will be more unpredictable than the income earned on similar investments with a fixed rate of interest.

When-issued transactions Municipal securities may be offered on a “when-issued” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. If the other party to the transaction fails to deliver or pay for the security, the Fund could miss a favorable price or yield opportunity, or could experience a loss.

When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and includes the value of the security in the calculation of its net asset value. The Fund does not believe that its net asset value or income will be negatively affected by its purchase of municipal securities on a when-issued basis. The Fund will not engage in when-issued transactions for investment leverage purposes.

Although the Fund generally will buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is considered advisable. If assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will not earn income on those assets. When-issued transactions also are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed.

Zero coupon and deferred interest securities Zero coupon or deferred interest bonds are debt securities that make no periodic interest payments until maturity or a specified date when the securities begin paying current interest (cash payment date). Zero coupon and deferred interest bonds generally are issued and traded at a discount from their face amount or par value.

The original discount on zero coupon or deferred interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates.

For accounting and federal tax purposes, holders of bonds issued at a discount, such as the Fund, are deemed to receive interest income over the life of the bonds even though the bonds do not pay out cash to their holders before maturity or the cash payment date. That income is distributable to Fund shareholders even though no cash is received by the

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Fund at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

The following is a description of the general risks associated with the Fund's investments in municipal securities.

Credit quality All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Moody's and S&P, often rate municipal securities based on their analysis of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. Securities in the top four long term ratings categories (or comparable short-term rated or unrated securities) are “investment grade,” although securities in the fourth highest rating category may have some speculative features. These ratings are described at the end of this SAI under “Description of Ratings.” Lower-rated securities may be subject to all the risks applicable to high-yield debt securities and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

A number of risks associated with rating agencies apply to the purchase or sale of investment grade debt securities.

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal securities are insured, which means they are covered by an insurance policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain high quality securities, including securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

Any limitations on the credit quality of the securities the Fund may buy generally are applied when the Fund makes an investment so that the Fund is not required to sell a security because of a later change in circumstances.

In addition to considering ratings in its selection of the Fund's portfolio securities, the investment manager may consider, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds. Securities that depend on the credit of the U.S. government are regarded as having the same or equivalent rating as U.S. government securities.

Credit Debt securities are subject to the risk of an issuer's (or other party's) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund's ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market's perception of the creditworthiness of the issuer.

The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the investment manager or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors' interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party's ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.

Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Debt securities ratings The investment manager performs its own independent investment analysis of securities being considered for the Fund's portfolio, which includes consideration of, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends,

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its operating history, the quality of the issuer's management and regulatory matters. The investment manager also considers the ratings assigned by various investment services and independent rating agencies, such as Moody's, S&P, and Fitch, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories. These ratings are described at the end of this SAI under “Description of Ratings.”

Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor's ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency's current opinion of an obligor's overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer's current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency's prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

Extension The market value of some debt securities may be adversely affected when bond calls or prepayments on underlying assets are less or slower than anticipated. This risk is extension risk. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets. As a consequence, the security's effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Focus Because each Fund predominantly invests in the municipal securities of its state, its performance is closely tied to the performance of issuers of municipal securities in its state. See “State and U.S. Territory Risks” below.

The greater the Fund’s exposure to any single type of investment – including investment in a given sector, region, issuer, or type of security – the greater the losses the Fund may experience upon any single economic, business, political, regulatory, or other occurrence.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income Income risk is the risk that the Fund's income will decline during periods of falling interest rates, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon a sale of a debt security. The Fund's income declines when interest rates fall because, as the Fund's higher-yielding debt securities mature, are prepaid or are sold, the Fund may have to re-invest the proceeds in debt securities that have lower interest rates. The amount and rate of distributions that the Fund's shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund may be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.

Inflation The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Interest rate The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market

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value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund's average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Prepayment Debt securities, especially bonds that are subject to “calls” are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security's issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

The following is a description of the general risks associated with the Fund's investments:

Artificial intelligence Artificial intelligence refers to computer systems that can perform tasks that would otherwise require human intelligence and encompasses various different forms of artificial intelligence, including machine learning models. Artificial intelligence is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. Artificial intelligence can be categorized into two types: narrow artificial intelligence, which is designed for specific tasks, and general artificial intelligence, which has the ability to perform any intellectual task that a human can do and includes generative artificial intelligence (“GAI”). GAI is a type of artificial intelligence technology that produces new text, images, audio, and other content based on training data that includes examples of the desired output.

Typically, users enter questions, queries, or other inputs that prompt the GAI model or tool to produce output. In addition, some software uses GAI to suggest changes, summarize information, or translate text. Artificial intelligence has various applications in many fields such as healthcare, finance, transportation, and law.

The use of artificial intelligence in general may adversely impact markets, the overall performance of the Fund’s investments, or the services provided to the Fund by its service providers. The investment manager or a third party service provider may use and/or expand its use of artificial intelligence in connection with its business, operating and investment activities and the Fund's investments may also use such technologies. Actual usage of such artificial intelligence will vary, and while the investment manager expects it and the Fund’s third party service provider may, from time to time, adopt and adjust usage policies and procedures governing the use of artificial intelligence by its personnel, there is a risk of misuse of artificial intelligence technologies.

Artificial intelligence is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by artificial intelligence. Therefore, it is possible that the information provided through use of artificial intelligence could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses.

Artificial intelligence and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations. Ongoing and future regulatory actions with respect to artificial intelligence generally or artificial intelligence's use in any industry in particular may alter, perhaps to a materially adverse extent, the ability of the investment manager, third-party service provider, the Fund or its investments to utilize artificial intelligence in the manner it has to-date, and may have an adverse impact on the ability of any of those entities to continue to operate as intended.

Cybersecurity With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information,

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suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity incidents affecting the Fund’s investment manager and other service providers to the Fund or its shareholders (including, but not limited to, sub-advisors, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Fund and its shareholders, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business and the Fund to process transactions (including fulfillment of purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Fund’s investment manager has established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Inside information The investment manager (through its representatives or otherwise) may receive information that restricts the investment manager's ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund's flexibility with respect to buying or selling securities and may impair the Fund's liquidity.

Liquidity Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer's financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer's securities were more widely held. The Fund may also need to sell some of the Fund's more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security's market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

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The market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

Management The investment manager's judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund's portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund's share price.

The investment manager selects investments for the Fund based on its own analysis and information as well as on external sources of information, such as information that the investment manager obtains from other sources including through conferences and discussions with third parties, and data that issuers of securities provide to the investment manager or file with government agencies. The investment manager may also use information concerning institutional positions and buying activity in a security.

The investment manager is not in a position to confirm the completeness, genuineness or accuracy of any of such information that is provided or filed by an issuer, and in some cases, complete and accurate information is not readily available. It is also possible that information on which the investment manager relies could be wrong or misleading. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the investment manager about an investment.

Market The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, or a particular segment, such as municipal or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund's securities will participate in or otherwise benefit from the advance.

Portfolio turnover Portfolio turnover is a measure of how frequently the Fund's portfolio securities are bought and sold. High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund's returns.

The SEC requires annual portfolio turnover to be calculated generally as the lesser of the Fund's purchases or sales of portfolio securities during a given fiscal year, divided by the monthly average value of the Fund's portfolio securities owned during that year (excluding securities with a maturity or expiration date that, at the time of acquisition, was less than one year). For example, a fund reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

The Fund's portfolio turnover rates are disclosed in the sections entitled “Portfolio Turnover” and “Financial Highlights” of the Fund's prospectus.

Portfolio turnover is affected by factors within and outside the control of the Fund and its investment manager. The investment manager's investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the investment manager using a more active trading strategy than it might have otherwise pursued. The Fund's investment manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Trade policy The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries have threatened retaliatory tariffs on certain U.S. products.

Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future

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downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.

State and U.S. Territory Risks

State Because each Fund predominantly invests in the municipal securities of its state, its performance is closely tied to the ability of issuers of municipal securities in its state to continue to make principal and interest payments on their securities. The issuers' ability to make such payments is, in turn, primarily dependent upon economic, political and other conditions within the state.

Below is a discussion of certain conditions that may affect municipal issuers in various states. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or of the economic or political conditions within any state and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified it. In addition, the disclosure below reflects only the information available to the Fund as of May 1, 2026. The information and risks set forth below could change quickly and without notice due to new or different information becoming available, market or economic changes or other unforeseen events, among other factors. The Fund generally only updates the information below before June of each year. Therefore, the disclosure may not reflect any new or different information that becomes available.

The ability of issuers of municipal securities to continue to make principal and interest payments depends in large part upon their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a state's revenues, including changes in state tax laws through legislation or referendum, the rate of population growth, man-made or natural disasters, unemployment rates, personal income growth, federal aid, and the ability to attract and retain successful businesses. A number of factors can also affect a state's spending, including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

The COVID-19 global pandemic began to impact the United States in early 2020. As a result of the pandemic, numerous measures were implemented to protect the public, which have significantly affected municipal market issuers, the market itself and most levels of the economy. Many governments ordered the closure of non-essential businesses and recommended or required social-distancing, instituted “shelter-in-place” policies and limited the size of gatherings.

As a result of these policies, economies across the country contracted, and many of the revenues received by municipal bond issuers were adversely affected. In addition, municipal issuers across the industry encountered spending pressure resulting from the costs of cleaning facilities, providing personal protective equipment (PPE), moving employees home and instituting distance and online learning, as examples.

In 2020 and 2021, the federal government announced several programs available to many issuers in the municipal market, which helped finance additional costs and replace certain revenues lost as a result of the pandemic. Since 2021, when state and local governments began reopening, local and state economies and financial positions have improved.

The following disclosure provides more information about the risks of investing in the Fund. Please read this information together with the section “Principal Risks” in the prospectus.

Alabama. Alabama has a large and diverse economic base. Prior to 2009, economic growth was largely driven by the automotive industry, with transportation equipment manufacturing accounting for 20% of total manufacturing jobs in the state. The national recession resulted in a loss of manufacturing and construction jobs, which led to a shift toward a more knowledge-based economy. More recently, the state’s major economic drivers are centered around manufacturing and service employers in automotive manufacturing, aerospace, tourism, healthcare and biotechnology. Strategic efforts led by local governments and the state’s seven research universities have played an important role in building this knowledge-based innovation economy and creating a more diverse economic landscape. Based on the latest data from the Bureau of Economic Analysis, the state’s Personal Income increased 4.8% over the prior year in 2025, compared to the national average of 4.9%. According to the U.S. Bureau of Labor Statistics, the state’s unemployment rate decreased to 2.7% as of February 2026 (from 3.0% in February 2025), which is lower than the national average of 4.4%.

Following a 2.9% increase in 2024, Alabama’s real GDP increased by 2.0% in 2025. According to the U.S. Department of Commerce, the state’s exports decreased to $23.7 billion in 2025, a 12.2% decrease from 2024. Alabama ranked 22nd among states in export volume in 2025, the same ranking as 2024. Alabama’s top export sector was transportation equipment, which includes motor vehicles/parts, aircraft and spacecraft components. This sector accounted for $11.4

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billion in exports in 2024, a decrease from $13.9 billion in 2024. Geographically, exports to Canada decreased to $4.3 billion in 2025 from $4.6 billion in 2024, though Canada remains Alabama’s top export destination.

Based on the audited financial results in fiscal year 2025, the state’s general fund revenues increased by $137 million, while expenditures increased by $305 million. The state’s fund balance position improved over the prior fiscal year, with an unassigned fund balance of $2.248 billion, compared to $2.017 billion in fiscal year 2024. General fund tax revenues increased by 7.3% in fiscal year 2025, following a 1.8% increase the prior year.

Due to constitutional limits of general obligation debt and the requirement that three-fifths of the legislature and a majority of the popular vote approve new debt, Alabama had only $407 million of general obligation debt outstanding at the end of fiscal year 2025. According to S&P’s 2024 State Debt Medians Report, Alabama’s relative debt burden ranked 22nd among U.S. states on a per capita basis and 20th as a percentage of personal income.

As of April 2026, Moody's, S&P and Fitch rated the general obligation bonds Aa1, AA and AA+, respectively. All agencies have a stable outlook on the state ratings.

Georgia. Georgia’s economy benefits from a well-diversified employment base with favorable demographic trends; however, wealth indicators tend to be below national averages. Over the previous five years, the state has experienced appreciable employment growth that has largely matched and, in some respects, outpaced the nation’s as a whole. As with other states’ employment rates, Georgia’s unemployment rate spiked in the earlier months of the COVID-19 pandemic and reached a high of 12.4% in April 2020. The rate has since rebounded and stood at a preliminary 3.5% as of March 2026, lower than the national rate of 4.3%. The state is the eighth most populous in the nation, with an estimated 11.3 million residents. Wealth levels continue to remain below the national average compared to the U.S. Most of the state’s economic growth has been generated by the Atlanta metropolitan area, driven by the presence of diverse industries that have facilitated robust economic expansion. Manufacturing growth has driven economic growth outside the Atlanta metro area in recent years. The state's economy is expected to continue to benefit from the state's logistics and transportation industry. Georgia is home to one of the world’s busiest airports, the Atlanta Hartsfield Airport, as well one of the nation’s busiest ports on the East Coast of the U.S., the Port of Savannah.

Georgia experienced revenue decline in fiscal year 2024, following twelve consecutive years of growth. Revenues, however, increased again in fiscal year 2025. General Fund revenue totaled $68.4 billion in 2025, an increase of $2.4 billion (7.2%) from the prior year. Expenditures of the General Fund totaled $62.5 billion in 2025, an increase of $3.9 billion from the prior year.

At fiscal year-end 2025, the General Fund had a deficit of $1.7 billion, after transfers, resulting in an decrease in the General Fund balance to $24.7 billion. The General Fund had an unrestricted, unassigned balance of $14.3 billion, a decrease from the previous year. The ending balance in the Revenue Shortfall Reserve (RSR), or “rainy day fund,” totaled $5.6 billion. Current state law provides that the reserve may not exceed 15% of the previous year’s net revenue. The legal limit was exceeded in 2024 and 2025, and the excess was reported as unreserved, undesignated surplus. Fiscal year 2025 was the state’s first general fund deficit since fiscal year 2009, the result of a decrease in income taxes due to a rate cut and increase in spending, primarily health and human services. Despite this deficit, fund balance and reserves, overall, remain robust.

Georgia recently enacted cuts to the personal income tax rate, which commenced in January 2024. Within six years, the state's top income tax rate is projected to be reduced to a flat 4.99% from 5.75%.

According to Moody's, Georgia’s debt levels remain moderate relative to the median national level. At the end of fiscal year 2024, the state’s net general bonded debt stood at $11.7 billion. According to Moody's 2024 State Debt Medians Report (the most recent report issued), Georgia's net tax-supported debt per capita was approximately $1,045, compared to a national median of $1,214. Debt-to-personal income of 1.7% was lower than the national median of 1.8%. Favorably for the state’s debt profile, the state currently has a strong pension funded status compared to state medians and has consistently funded its actuarial required contribution. As of June 30, 2025, the state’s aggregate retirement plans fiduciary net pension liability was $8.6 billion, with a funded ratio of 81%. In 2009, the state enacted legislation that created two Other Post-Employment Benefit (OPEB) funds, one for state employees and one for school personnel. The total OPEB liability for the state is $2.2 billion.

As of May 1, 2026, Georgia’s long-term ratings were as follows: Aaa stable, AAA stable and AAA stable from Moody’s, S&P and Fitch, respectively.

Louisiana. Louisiana’s current economy reflects moderate stability, with limited recent momentum. As of February 2026, the state’s unemployment rate was 4.3 percent on a seasonally adjusted basis, (though this figure is preliminary). This rate is essentially unchanged from a year earlier, indicating little improvement in labor market conditions. Compared to other states, Louisiana’s rate ranks near the national average, with roughly the 10th highest unemployment rate.

According to preliminary estimates, total nonfarm payroll employment totaled approximately 2,000,900 jobs as of

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February 2026. Over the past year, employment was essentially flat, declining slightly by approximately 0.1 percent, a reflection that job growth has stalled following earlier gains.

The state’s largest employment sectors include trade, transportation, and utilities; education and health services; professional and business services; leisure and hospitality; and government, which remains a major public-sector employer. Manufacturing and construction continue to play key roles in the goods-producing economy.

On a year-over-year basis, financial activities and manufacturing recorded the strongest growth, while education and health services expanded modestly. In contrast, the largest declines occurred in the information sector and in mining and logging, reflecting stagnant performance in technology-related and energy-dependent industries.

Although Louisiana’s fiscal position remains relatively strong overall, it has recently contended with emerging challenges. The state’s fiscal year 2026 General Fund budget is approximately $12.15 billion. In recent years, Louisiana recorded sizable surpluses, including roughly $590 million, and has built significant reserves totaling approximately $3.8 billion across its main savings funds. However, despite these surpluses, the state faces a projected structural budget shortfall in coming years due to tax reductions and slower revenue growth. Consequently, recurring revenues may not fully cover ongoing expenditures.

Louisiana’s credit quality remains strong, albeit below the highest-rated states. Moody’s rates the state Aa2, while S&P and Kroll assign AA ratings and Fitch rates Louisiana AA- with a positive outlook. These ratings reflect solid reserves and fiscal management, but also note risks from slower economic growth and revenue volatility tied to the energy sector.

Maryland. Maryland’s economy generally benefits from its geographical proximity to Washington D.C., the presence of National Security Agency headquarters, and the presence of various military bases. The stability and above-average wages of these federal and military based jobs have historically brought the state more stability through economic cycles than other states. Conversely, Maryland’s dependence on the government sector has exposed the state to the impacts of sequestration and federal budget uncertainty.

The U.S. Census Bureau estimates that the population of Maryland was 6.3 million in 2025. Maryland’s prestigious education and health institutions, combined with the state’s sizable federal presence, contribute to Maryland’s above-average income levels. The state’s per capita personal income increased by 6.3% in 2025. As of March 2026, Maryland had an unemployment rate of 4.3%.

The state’s financial position has recently reversed previous structural imbalances. In 2025, the general fund reported an unassigned fund balance surplus of $0.9 billion and a remaining fund balance (nonspendable, restricted, and committed) of $9.7 billion, compared to an unassigned fund balance surplus of $0.8 billion and a remaining fund balance of $10.8 billion last year. This represents a net decrease of $2.9 million in general fund, fund balance. The total unassigned fund balance surplus in the governmental funds was $1.6 billion in the current year and $0.8 billion in the prior year.

Maryland’s debt ranks amongst the highest in Moody’s state analysis. In 2024, Maryland ranked 6th-highest for total long-term liabilities as a percentage of annual own-source revenue. The state’s relatively high debt levels are partially offset by the rapid amortization of its outstanding debt, owing to a constructional provision that requires debt to be retired within 15 years. Additionally, the state’s high wealth levels are capable of supporting slightly higher leverage. The state’s debt levels are monitored by the Capital Debt Affordability Committee, which limits total debt to 4% of the state’s personal income and debt service to less than 8% of revenues.

As of April 2026, Maryland’s general obligation debt was ranked Aa1, AAA, and AAA by Moody’s, S&P, and Fitch, respectively. All of the rating agencies maintained stable outlooks on the state’s rating.

Missouri.  Missouri maintains a diversified economy that includes sizeable manufacturing, agricultural, and financial sectors. The state’s two major metropolitan areas of St. Louis and Kansas City are home to more than 55% of the state's population and generate the majority of the state’s income. Although the state's employment base has gravitated toward services in recent years, Missouri’s central geographic location affords the state economic advantages associated with trade and manufacturing.

Missouri's population increased to 6.271 million in 2025. According to the Bureau of Economic Analysis, the state’s 2025 per-capita personal income increased 4.1% year-over-year, which modestly outperformed the 4.3% national growth rate. The state’s economy expanded again in 2025, as real GDP increased 1.32%. In 2025, the largest industries in the state were educational/health care/social assistance, retail trade, and manufacturing. Meanwhile, according to the U.S. Bureau of Labor Statistics, Missouri’s seasonally adjusted unemployment rate measured 3.9% as of December 2025.

The Missouri Constitution limits the amount of taxes that can be imposed. In addition, the state’s constitution grants the governor line-item veto power and the authority to withhold allotments of appropriated funds during the course of a fiscal year whenever actual revenues are below projections. In 2014, however, voters approved a constitutional amendment that allows the General Assembly to reconsider and override certain spending cuts proposed by the governor, which can

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reduce the flexibility to address budgetary changes throughout the year. Also in 2014, the state implemented significant changes to its existing tax structure, as it reduced the maximum tax rate on personal income, created an income tax deduction for business income, and increased a personal exemption for individuals. The implementation of the personal income tax cut was gradual, with a 0.10% decline each calendar year during which the net general revenue collections increased at least $150 million. The state estimated that these bills cost the state at least $620 million annually. In 2022, Senate Bill 3 passed, which cumulatively reduced the top tax rate by 0.50% to 4.80% from 5.30%, effective 2023. Senate Bill 3 also permits three more 0.10% tax rate cuts, contingent upon whether or not similar revenue growth targets are reached; targets were reached for fiscal year 2025 when the top tax rate was lowered to 4.70%. Senate Bill 3 was estimated to result in $371 million less annual revenue once fully implemented. Additional tax policy changes were made in fiscal year 2025 including House Bills 594, 121, and 754, which excludes multiple items, such as capital gains, from taxation, as well as the creation of new tax credits for certain purposes ($774.8 million eventual total net revenue reduction).

The General Fund is the chief operating fund of the state. At the close of the fiscal year ending June 30, 2025, the state’s general fund reported an ending fund balance of nearly $10.4 billion, a net decrease of $605.3 million from the prior fiscal year. Approximately 57% of the total general fund balance amount, or roughly $6.0 billion, was designated as unassigned. Meanwhile, the state’s Budget Reserve Fund balance measured $950.9 million.

Missouri's cautious approach to debt issuance and legal limits accounts for below-average debt levels relative to the nation as a whole. According to Moody’s state debt report published in September 2025, Missouri had a low net tax-supported debt of $382 per capita, compared to the national median of $1,214 per capita.

As of April 2026, Missouri was rated Aaa by Moody’s, AAA by S&P, and AAA by Fitch, respectively.

North Carolina. North Carolina continues to experience strong population growth. The state’s population reached 11.198 million as of 2025, a 1.4% increase over 2024.

The state’s economic activity remains mostly on par with the nation’s, with state GDP expanding 6.4% in calendar year 2025, compared to the nation at 5.4%; personal income growing 5.8%, compared to the nation at 4.9%; and average unemployment measuring 3.8%, compared to the nation at 4.4%. North Carolina’s wealth levels remain below average, with per-capita income of $68,511 equating to 89.7% of the national average. Historically, North Carolina heavily relied on the manufacturing sector, but recent employment growth has occurred across many industries, in particular the professional and business services sector. North Carolina has fostered a friendly business climate, as evidenced by large corporations’ interest in expanding in the state. As of 2025, the largest industries in the state were educational/health care/social assistance, professional/scientific/management, and manufacturing. The state reported continued improvement in economic indicators in fiscal year 2025 compared to the prior year as the COVID-19 post-pandemic recovery continued without a recession.

The state entered the pandemic in a healthy financial position, buoyed by consistently strong revenue growth and reserves. The 2021-2023 budget implemented substantial changes to the state’s tax law over the next decade, including phasing in the income tax rate of 3.99% (from 5.25%) by 2027 and repealing the corporate income tax rate over the next six years, beginning in 2025. Subsequent to the 2021-2023 budget process, North Carolina’s General Assembly accelerated the personal income tax rate reductions to 3.99% in 2026. Further reductions of the income tax rate may be enacted if certain revenue targets are achieved.

As of June 30, 2025, North Carolina’s Savings Reserve totaled $3.62 billion, which represents 12.16% of the prior year’s General Fund appropriation budget and is lower than the previous fiscal year because $1.104 billion was transferred to the Hurricane Helene Disaster Recovery Fund. The state also maintained a balance of $1.0 billion in its Stabilization and Inflation Reserve, $1.12 billion in its State Capital and Infrastructure Fund, and $976.5 million in Medicaid contingency reserves.

North Carolina continues to conservatively manage its fixed costs, in compliance with a state constitutional provision that limits the state’s ability to incur general obligation debt. According to Moody’s state debt report published in September 2025, North Carolina’s net tax-supported debt of $6.099 billion was approximately to $551 per capita, considerably lower than the national median of $1,214.

North Carolina participates in several pension systems, the largest of which is the Teachers’ and State Employees’ Retirement System (TSERS). The TSERS pension funding ratio amounted to, 88.8% as of June 30, 2025, a favorable ratio attributable, in part, to North Carolina paying 100% of its actuarially determined pension contributions.

As of April 2026, North Carolina was rated Aaa by Moody’s, AAA by S&P, and AAA by Fitch, respectively.

Virginia. Virginia’s economy is anchored by the government sector and by a growing professional and business service industry. The commonwealth’s job market has historically benefited from its close proximity to the nation’s capital, the importance of the defense industry, the location of military personnel and Virginia’s location on the eastern seaboard. It is unclear at this point how the new Administration’s policies could affect government employment in the state. In recent

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years, Virginia has benefited from consistent population growth. The commonwealth’s population has increased by 25% since 2000, with a population of 8.9 million in 2025.

Gross Domestic Product grew in Virginia by 4.8% in fiscal year 2025, a decrease from 5.4% growth in fiscal year 2024, according to the Bureau of Economic Analysis (BEA). The commonwealth’s rate of growth was slightly lower than the nation’s as a whole (5%) in fiscal year 2025. Virginia typically experiences less volatility in economic activity than the nation as a whole due to its higher concentration of federal government and skilled services employment.

Virginia’s total nonfarm employment has continued to decrease as of February 2026, falling at a rate of 0.9% year-over-year. The commonwealth’s employment growth was slightly lower than the national increase of 1.2% year-over-year as of February 2026, according to the US Bureau of Labor Statistics. Virginia’s unemployment rate peaked at 11.3% in April 2020, and the preliminary seasonally adjusted unemployment rate has since decreased to 3.7% as of February 2026, ranked 16th in the U.S. Although this rate is lower than the national unemployment rate of 4.4%, it is nonetheless higher than the commonwealth’s pre-pandemic rate of 2.6%. In 2025, according to the Bureau of Economic Analysis (BEA), personal income increased by 4.6%, compared to a 5.6% increase in 2024. This increase was slightly lower than the national increase of 4.9% in 2025. The commonwealth’s wealth levels are above average relative to those of the nation at large. Per capita personal income (PCPI) was $80,291 in 2025, which comprised 105% of the national average and ranked 11th in the U.S. according to the BEA. Although Virginia’s economy has diversified in recent years, it maintains a high concentration of federal government jobs, which exceeds the industry’s national average. Beneficially, the commonwealth has undergone expansion in its professional and business services sector. Virginia’s large government and military sectors have historically helped insulate the commonwealth from economic downturns; however, substantial contraction in federal military and domestic programs could adversely affect the commonwealth.

General fund revenues in fiscal year 2025 were $31.6 billion, a 3.9% decrease from fiscal year 2024. The decrease was driven primarily by a $1.4 billion decrease in taxes, primarily due to an increase in individual refunds payable. General fund expenditures in fiscal year 2025 were $34 billion, a 9.9% increase from fiscal year 2024. The growth in expenditures was driven primarily by increased spending in education and individual and family services expenditures. The general fund balance decreased $1.8 billion year-over-year to $13.1 billion. Although the unassigned fund balance was zero, approximately $4.7 billion was held in aggregate in the revenue reserve fund and revenue stabilization fund.

Virginia has a moderately elevated debt load. According to a S&P 2024 state debt report, Virginia’s net direct debt per capita is $1,501, compared to the national median of $1,056. Additionally, the state’s net direct debt as a percentage of personal income was 1.9% in 2024 and remained higher than the national median of 1.5%. The commonwealth contributes to four separate pension systems. According to S&P, as of June 30, 2024, Virginia’s overall pension funded ratio aggregated across all plans increased to 82.5% from 81.4% in the previous year.

As of April 28, 2026, the general obligation debt of the Commonwealth of Virginia was rated at AAA by Moody’s, S&P, and Fitch.

U.S. Territories Since the Fund may invest in municipal securities issued by U.S. territories, the ability of municipal issuers in U.S. territories to continue to make principal and interest payments may affect the Fund's performance. As with state municipal issuers, the ability to make these payments depends upon economic, political and other conditions.

Below is a discussion of certain conditions that may affect municipal issuers in various U.S. territories. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or the economic or of political conditions within any U.S. territory, and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified it. In addition, the disclosure below reflects only the information available to the Fund as of May 1, 2026. The information and risks set forth below could change quickly and without notice due to new or different information becoming available, market or economic changes or other unforeseen events, among other things. The Fund generally only updates the information below before June of each year. Therefore, the disclosure may not reflect any new or different information that becomes available.

The ability of issuers of municipal securities to continue to make principal and interest payments depends in large part upon their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a territory's revenues, including the rate of population growth, man-made or natural disasters, unemployment rates, personal income growth, federal aid, and the ability to attract and retain successful businesses. A number of factors can also affect a territory's spending, including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

Guam. Guam is an organized, unincorporated territory of the United States, located approximately 3,800 miles west-southwest of Hawaii, 1,500 miles south-southeast of Japan and 1,600 miles east of the Philippines. The island is approximately 212 square miles, stretching 30 miles long and varying in width between four and nine miles. Guam had an

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estimated population of 153,836 as of 2020, according to the most recently available information from the U.S. Census Bureau.

The U.S. military and the tourism industry are significant drivers of Guam’s economy. Additionally, the government of Guam receives significant support from the U.S. Treasury. In terms of tourism, visitor arrivals reached an all-time peak in 2019 of 1.67 million and averaged 1.54 million visitors between 2015 and 2019. However, visitor arrivals plummeted to 0.32 million visitors in calendar year 2020 due to the COVID-19 pandemic. Visitor arrivals increased in 2022 and 2023, but declined year-over-year in 2024 and 2025. For the first six months of fiscal year 2026 (through March 2026), arrivals have increased by 19% compared to the same period for fiscal year 2025. Furthermore, at a recent investor conference, the governor announced her projection that the total number of visitors will end the year close to pre-pandemic levels. Guam depends heavily upon tourism from Asian travelers (particularly from Japan and Korea), and fewer of these travelers have visited post-COVID-19. Although Asian visitor arrivals are still significantly below historic levels, they have been rebounding recently. Japanese tourists had traditionally comprised the largest visitor base; recently, however, Japanese visits have declined, while South Korean visits have increased. Through the first six months of 2026, both South Korea and Japan have demonstrated year-over-year gains of more than 20% each. The significant negative impacts upon the tourism industry since the beginning of the COVID-19 pandemic, however, have resulted in material declines in hotel occupancy and room rates. The hotel occupancy rate declined to 66% in calendar year 2022 from 89.5% in 2019, while the average room rate decreased to $192 from $211 in the prior year. As of March 2026, the preliminary hotel occupancy rate was 72.5%, and the weighted hotel room rate was $208.57, each an increase from the same period in 2025. The unemployment rate was reported at 3.1% as of December 2025 a year-over-year decline from 3.9% and significantly lower than the 17.9% rate in 2020. Civilian employment increased each year since the pandemic through 2024, with a slight decline in 2025.The U.S. military presence in Guam retains a stabilizing influence upon Guam’s economy. According to the most recent available information, as of September 31, 2024, the island was home to 6,836 active military members. The Department of Defense plans to relocate additional military members from Okinawa, Japan to Guam in the future. The current plan contemplates the relocation of approximately 6,300 military personnel and 320 dependents by fiscal year 2029.

Entering into the COVID-19 pandemic, Guam’s overall financial condition had shown signs of improvement, but was negatively impacted by the pandemic, which significantly curtailed travel. Since the pandemic, the government’s fiscal condition has been improving steadily. In five of the past seven years, the general fund has produced a surplus after net transfers, including a surplus of $46.3 million in fiscal year 2020, $31.8 million in 2021, 105.1 million in 2022, $59.8 million in 2023 and $98.4 million in 2024. These surpluses have helped reduce the accumulated unassigned general fund deficit from -$492 million in 2011 to $40 million in 2024.

Guam maintains a relatively leveraged balance sheet, completing fiscal year 2024 with roughly $1.1 billion of net tax-supported debt. While Guam’s status as a territory differentiates its fiscal outlook from that of the states, Guam’s debt levels on a per capita basis of approximately $6,200 nonetheless significantly exceeds Moody’s 2024 50-state median of $1,214. Higher debt levels are partially attributable to the territory’s responsibility for government services generally provided by both state and local governments.

The government closed its defined benefit plan to new members in 1995 and replaced it with a defined contribution plan, resulting in a more favorable pension funding situation. Pursuant to legislation passed in 2016, eligible employees in the defined contribution plan were granted the option to transfer into a new hybrid defined benefit-contribution plan, DB 1.75, during 2017. Guam reported that approximately 3,379 of 8,947 defined contribution plan members elected to transfer into the new plan during the eligibility window. As reported in the fiscal year 2024 audit (with a measurement date in 2023), the reported aggregate net pension liability was $1.2 billion across the defined benefit plan, with a funded ratio of 52%. As of September 30, 2024, Guam’s aggregate unfunded actuarial accrued OPEB liability was $1.8 billion.

As of May 1, 2026, Guam’s general obligation debt was rated by Moody’s at Baa3, with a stable outlook. S&P rated Guam’s general obligation debt BB, with a stable outlook.

Mariana Islands. The Commonwealth of the Northern Mariana Islands (CNMI) became a U.S. territory in 1975. At that time, the U.S. government agreed to exempt the islands from federal minimum wage and immigration laws in an effort to help stimulate the economy. As a result, the islands were able to develop a large garment industry, which at one time encompassed 40% of the economy, and its rapid growth from 1980-1995 elevated CNMI’s overall economic growth to among the highest levels worldwide. Critical to this growth was duty-free access to U.S. markets and local authority over immigration and the minimum wage. However, in 2005, the World Trade Organization (WTO) eliminated quotas on apparel imports from other textile producing countries. Subsequently, CNMI lost its main competitive advantage. In 2007, CNMI's immigration and minimum wage laws were federalized. Since then, CNMI has been required to follow all U.S. immigration and minimum wage laws. The minimum wage increased by $0.50 each year (except in 2011, 2013, and 2015, when no increase occurred), until it reached the current U.S. minimum wage of $7.25. Under the new immigration laws, all non-U.S. born residents were required to leave CNMI by 2012 unless they qualified for a working visa.

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The increasing minimum wage in CNMI, combined with current immigration laws, has caused the territory’s garment industry to decline, hindering the economic and financial stability of the commonwealth. According to the 2020 Census, the population of CNMI was 49,796, representing a 7.9% decrease from the 2010 Census.

Estimates show that real GDP for CNMI decreased 29.7% in 2020, after decreasing 11.3% in 2019. The decline in GDP was primarily a result of decreases in exports of goods and services, private fixed investment, and government spending. Exports of services declined by 31.1 in 2020, driven by a decrease in visitor spending, including a decline in casino gambling. The number of visitors to CNMI declined 81.7% year over year in 2020, and another 86% in 2021, before rebounding in 2022. For fiscal year 2025 (ending September 2025), visitors are down 32% from the prior year.

CNMI’s financial condition weakened in fiscal year 2022 after a general fund net deficit of 53.7 million, resulting in an ending balance of -$266 million.

CNMI has operated at a deficit since 1984, as the territory historically has spent more than it has collected in revenue. Because the territory has held minimal spare revenue due to the operating deficit, the commonwealth has historically foregone funding its retirement requirements; as a result, CNMI's pension fund remains heavily underfunded. The commonwealth had a net pension liability of $360.9 million and a funded status of 24.4% at the end of fiscal 2022.

The CNMI sustained significant damage and disruption from Typhoon Sinlaku in April 2026. The effects of this event are projected to have a material impact on tourism, the economy and financial operations.

The CNMI is not rated by any of the rating agencies.

Puerto Rico. The Commonwealth of Puerto Rico (“Puerto Rico”), along with its related issuers, is among the largest and most widely held issuers of municipal bonds, due in part to such bonds’ exemption from federal, local and state taxes in all U.S. states. However, certain municipal issuers in Puerto Rico have continued to experience significant financial difficulties. Credit rating firms, such as Standard & Poor’s, Fitch Ratings, and Moody’s Investors Service, have downgraded their respective ratings of Puerto Rico’s general obligation debt further below investment grade, along with the ratings of certain related Puerto Rico issuers. On July 7, 2016, Standard & Poor’s downgraded Puerto Rico’s general obligation rating to D. On July 1, 2016, Moody’s revised the outlook on Puerto Rico’s Caa3 general obligation rating to “developing” from “negative.” On July 5, 2016, Fitch Ratings downgraded Puerto Rico to D. Additionally, several of the other credit agencies have maintained a negative outlook on certain Puerto Rico issuers. More recently, Moody’s withdrew its ratings of Puerto Rico in July 2021. Although the Fund has not been required to sell securities that have been downgraded to below investment grade, it is prohibited from making further purchases of any securities not rated “investment grade” by at least one U.S. nationally recognized rating service.

In June 2014, Governor Padilla signed into law the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (Act), citing a "fiscal emergency" relating to certain of its public corporations. According to the governor, the Act was meant to provide a legal framework that can be used by certain Puerto Rico public corporations, including the Puerto Rico Electric Power Authority (PREPA), to seek protection from creditors and to reorganize and restructure their debt should they become insolvent. Although Puerto Rico is a U.S. territory, neither Puerto Rico nor its subdivisions or agencies are currently eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or to restructure their debt. Congress created a framework to restructure the island’s debt. As of this writing, Puerto Rico has completed restructuring most of its governmental entities, with a few in the final stages. Recently, however, significant upheaval on the Oversight Board has significantly slowed progress and resulted in the dissolution of an important restructuring agreement.

Puerto Rico's economy has traditionally tracked that of the U.S. mainland. However, as an island, it is more exposed to environmental risks and demographic risks. Puerto Rico entered its own recession in 2006, ahead of the mainland. As a result of population flight to the mainland, Puerto Rico struggled to recover. After beginning the restructuring process, the island sustained extensive damage from Hurricane Maria in 2017; that disaster was followed by earthquakes in 2019 and 2020 and by COVID-19 in 2020. As a result of significant federal aid to rebuild after the natural disasters, COVID-19 relief and savings accrued from not paying debt service during the restructuring, the government’s financial situation has improved.

Puerto Rico’s unemployment rate remains high compared to mainland metrics. Despite volatility resulting from Hurricane Maria and from COVID-19, however, unemployment has improved from highs over the past decade. As of February 2026, the unemployment rate was 5.6%, stable from August 2025. Although total non-farm payroll employment (seasonally adjusted) has declined on a year-over-year basis since 2013, Puerto Rico has experienced recent growth in this area, as well, as it did after Hurricane Maria. Payroll employment, which was 950,200 for 2023, has increased to 958,800 as of December 2024 and 1,164,985 as of February 2026. As of December 2025, the largest employment sectors include services (41%), government (20%), trade (20%) and manufacturing (8%). While the manufacturing sector comprises only 9% of employment, it is the largest sector in terms of gross domestic product. According to preliminary 2017 data, the most current available, the manufacturing sector constituted 48.2% of total GDP. Historically, the

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manufacturing sector has undergone significant fluctuation. Pharmaceuticals, biotechnology and technology became growth areas in the 1990s, but this trend reversed in the subsequent years, with manufacturing employment declining 38% from fiscal years 2007 to 2015. Excluding 2020, however, manufacturing employment has been growing since 2017.

Tourism is an important component of the economy, and tax revenues and the number of visitors to the island were significantly reduced as a result of Hurricane Maria, the 2019 and 2020 earthquakes and COVID-19. Total tourism arrivals increased 9.9% in 2024 over 2023. Through June 2025, arrivals increased another 2.3% over the same period in 2024. Average occupancy rates currently stand at 75.1% as of June 2025, nearing historical highs and marking an increase since COVID-19.

The island’s population has stabilized in recent years, a contrast to the out-migration that had been occurring for a least a decade prior.

The commonwealth has operated within a deficit for more than a decade. The deficit operations have been necessitated by incorrect revenue assumptions, underestimated spending levels, a lack of financial management, poor collection rates and a weak economy, among other factors. The Fortuño and Padilla Administrations each tried to implement economic and fiscal revitalization plans, but neither was able to ameliorate its deficit operations. Unfortunately, the commonwealth has not produced audited financial statements since June 30, 2022. However, the commonwealth has experienced strong revenue growth over the past several years. In fiscal year 2022, revenues decreased, primarily as a result of lower federal aid than 2021. Expenditures also decreased, however, which helped the commonwealth post another general fund operating surplus. On a net basis, Puerto Rico had a deficit after transfers to fund payments under its bankruptcy plan.

Puerto Rico’s debt levels have historically been higher than per-capita metrics for the nation as a whole, given that Puerto Rico centralizes the majority of its debt issuance at the territory level. These debt levels increased as Puerto Rico financed significant capital and infrastructure improvements, and historically, the commonwealth has relied on the capital markets for funding of current year expenses. As a result of the bankruptcy, Puerto Rico has restructured nearly all of its governmental debt (excluding PREPA), which has not only brought down overall debt levels, but lowered annual debt service requirements.

According to the June 30, 2022, actuarial report, Puerto Rico continues to maintain a very high unfunded pension liability of $48 billion, and its primary pension fund had an estimated funded ratio of below 1%. It also had an estimated unfunded other post-employment benefits (OPEB) liability of $1.3 billion as of June 30, 2022. Consequently, the commonwealth must contend with considerable pension requirements and a pension fund with an extremely large unfunded liability.

Outstanding issues relating to the potential for a transition to statehood may also result in broad implications for Puerto Rico and its financial and credit position. The incumbent political party supports statehood. The U.S. House of Representatives has considered legislation that would allow the residents of Puerto Rico to vote on the territory’s political status. If approved by Congress, Puerto Rico would first hold a referendum asking residents whether they prefer Puerto Rico to be a self-governing commonwealth or to change the island's status. If a majority were to vote for a different status, the island would then hold a second election to decide which status is desired. One of these options would be statehood. The president has recommended that Congress appropriate money for Puerto Rico to hold a non-partisan election on the question of political status. It is not clear what the timeline, the outcome or the repercussions would be of such a vote. A plebiscite was held on June 8, 2017, and although 97% of voters chose statehood, only 23% of eligible voters turned out to vote. Given that the current governor supports statehood, the topic is more publicly prominent than it has been when a non-pro-statehood governor has been in office.

U.S. Virgin Islands. The United States Virgin Islands (USVI) is an organized, unincorporated territory of the United States, located approximately 40 miles east of the Commonwealth of Puerto Rico. The U.S. Virgin Islands is composed of the main islands of Saint Croix, Saint John and Saint Thomas, along with a number of smaller islands. The total land area of the territory is 133.73 square miles.

The U.S. Virgin Islands continues to experience negative net migration, completing 2020 with an estimated population of 106,290. The number of total residents has declined by approximately 1.9% over the last decade. As of February 2026, total non-farm employment has declined on a year-over-year basis by 4.2%. The unemployment rate was 3.2% as of December 2025, the same rate as the previous year’s. The local economy remains relatively narrow in scope, with tourism and related industries accounting for roughly 22% of employment and 80% of annual economic activity. Visitors increased each year between 2021 and 2023, and in 2024, the islands experienced its highest level of visitor arrivals, a trend that has been continuing. Average hotel occupancy was approximately 59% as of December 2025, slightly lower than the same period in 2024.

Declining tourism has negatively impacted economic activity, as nominal GDP has contracted by an aggregate 13.2% over the last five years. Per capita personal income was approximately $25,497 in 2019, representing 45.4% of the national average. The economy has been further impacted by the closure of the Hovensa petroleum refinery in 2012. The refinery was previously the largest employer and taxpayer on the islands; the closure resulted in the loss of roughly 2,000

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jobs. The USVI civilian employment totaled 40,715 in November 2025, a 1.3% increase over the prior year.

The USVI maintains elevated fixed costs, with a net tax supported debt of $1.62 billion. Debt-per-capita is approximately $15,147, which is considerably higher than the 50-state median of $1,214. Net tax-supported debt additionally represents 35.7% of GDP. The government employees’ retirement system also has a very large unfunded liability, which has been exacerbated by the government’s deferral of its statutorily-required contributions. As of September 30, 2023, the pension system had a funded ratio of 8.9%; the system’s actuaries project that the system could exhaust its assets in the future. In 2022, the USVI refinanced part of its outstanding debt in an effort both to benefit from lower rates and to provide a new windfall of revenues dedicated to its pension system. This additional revenue source is expected to help stabilize the pension fund; however, improvement is yet to be seen.

As a result of the USVI’s precarious financial condition, the territory has struggled to provide audited financial statements in a timely manner; the territory has still not disclosed audited financials since fiscal year 2023. In fiscal year 2023, the USVI’s general fund had a $93 million deficit and an accumulated general fund balance of -$470 million.

Policies and Procedures Regarding the Release of Portfolio Holdings

The Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Fund’s Chief Compliance Officer, does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of the Fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Fund's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Fund's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, subject to the limited exceptions noted below, a complete list of the Fund's portfolio holdings is generally released no sooner than 15 calendar days after the end of each calendar month but may be released earlier provided the release is made available to the general public. Other portfolio holdings information, such as top 10 holdings, commentaries and other materials that may reference specific holdings information of the Fund as of the most recent month end are generally released five days after the end of each month but may be released earlier or later as deemed appropriate by the Fund’s portfolio manager. Released portfolio holdings information can be viewed at www.franklintempleton.com.

To the extent that this policy would permit the release of portfolio holdings information regarding a particular portfolio holding for the Fund that is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity or other market considerations, the portfolio manager for the Fund may request that the release of such information be withheld.

Exceptions to the portfolio holdings release policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders shall be made by the Fund's Chief Compliance Officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers; service providers to the Fund and investment manager; municipal securities brokers using the Investor Tools product, which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets; certain entities, in response to any

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regulatory requirements, approved by the investment manager’s Chief Compliance Officer in limited circumstances; and transition managers hired by Fund shareholders. In addition, should the Fund process a shareholder’s redemption request in-kind, the Fund may, under certain circumstances, provide portfolio holdings information to such shareholder to the extent necessary to allow the shareholder to prepare for receipt of such portfolio securities, which in some circumstances may include using such information to identify any securities the shareholder is not permitted to receive as redemption proceeds or to hedge or otherwise manage the shareholder’s risk exposure in connection with the redemption.

The specific entities to whom the Fund may provide portfolio holdings in advance of their release to the general public are:

• Bloomberg, Capital Access, CDA (Thomson Reuters), FactSet, Fidelity Advisors, S&P Global Ratings, Vestek, and Fidelity Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end.

• Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Fund, including: Custodian Bank: JPMorgan Chase Bank; Sub-Administrator: JPMorgan Chase Bank; Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP; Outside Fund Legal Counsel: Stradley Ronon Stevens & Young, LLP; Independent Directors'/Trustees' Counsel: Vedder Price P.C.; Proxy Voting Services: Glass, Lewis & Co., LLC and Institutional Shareholder Services, Inc.; Brokerage Analytical Services: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; Financial Printers: Donnelley Financial Solutions, Inc. or GCOM Solutions, Inc.

Eligible third parties that do not otherwise have a duty of confidentiality or have not acknowledged such a duty are required to (a) execute a non-disclosure agreement that includes the following provisions or (b) otherwise acknowledge and represent adherence to substantially similar provisions. Non-disclosure agreements include the following provisions:

• The recipient agrees to keep confidential until such information either is released to the public or the release is otherwise approved by the Chief Compliance Officer.

• The recipient agrees not to trade on the non-public information received, except that a recipient of non-public holdings information received in connection with certain redemptions in-kind pursuant to contractual arrangements will not be prohibited from hedging or otherwise managing its risk exposure from the expected distribution of portfolio securities to be received in the redemptions in-kind.

• The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

A fund other than a U.S. registered Franklin Templeton fund, such as an offshore fund or an unregistered private fund, with holdings that are not substantially similar to the holdings of a U.S. registered Franklin Templeton fund, is not subject to the restrictions imposed by the policy.

Several investment managers within Franklin Templeton (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. Certain of these offshore funds may from time to time invest in securities substantially similar to those of the Fund. The release of portfolio holdings information for such offshore funds is excluded from the Fund's portfolio holdings release policy if such information is given to banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Such information may only be disclosed for portfolio analytics, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager: (1) agrees that it is subject to a duty of confidentiality; (2) agrees that it will not (a) purchase or sell any portfolio securities based on any information received; (b) trade against any U.S. registered Franklin Templeton fund, including the Fund; (c) knowingly engage in any trading practices that are adverse to any such fund or its shareholders; and (d) trade in shares of any such fund; and (3) agrees to limit the dissemination of such information so received within its organization other than to the extent necessary to fulfill its obligations with respect to portfolio analytics for its discretionary clients.

Certain F-T Managers serve as investment advisers to privately placed funds that are exempt from registration, including Canadian institutional pooled funds (“Canadian funds”). In certain circumstances, such unregistered private funds and Canadian funds may have portfolio holdings that are not, in the aggregate, substantially similar to the holdings of a U.S. registered fund, as determined by the Chief Compliance Officer or his/her designee. Under such circumstances the release of portfolio holdings information to a client or potential client or unitholder of the unregistered private fund or Canadian fund may be permissible. In

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circumstances where an unregistered private fund or Canadian fund invests in portfolio securities that, in the aggregate, are substantially similar to the holdings of a U.S. registered fund, such private funds and Canadian funds are subject to the restrictions imposed by the policy, except that the release of holdings information to a current investor therein is permissible conditioned upon such investor’s execution of a non-disclosure agreement to mitigate the risk that portfolio holdings information may be used to trade inappropriately against a fund. Such non-disclosure agreement must provide that the investor: (1) agrees that it is subject to a duty of confidentiality; (2) agrees to not disseminate such information (except that the investor may be permitted to disseminate such information to an agent as necessary to allow the performance of portfolio analytics with respect to the investor’s investment in such fund); and (3) agrees not to trade on the non-public information received or trade in shares of any U.S. registered Franklin or Templeton fund that is managed in a style substantially similar to that of such fund, in the case of a Canadian fund.

U.S. registered open-end funds and offshore registered funds that invest substantially all of their assets in registered open-end funds and/or Exchange Traded Funds are excepted from the policy’s restrictions.

Certain F-T Managers provide model portfolios composed of portfolio holdings information to the sponsors of programs offering separately managed accounts, unified model accounts or similar accounts (“Program Sponsors”). If such model portfolios are substantially similar to those of a U.S. registered fund, such model portfolios may be provided to Program Sponsors so long as: (1) the recipient Program Sponsors has executed a non-disclosure agreement or other agreement containing or incorporating confidentiality provisions that restrict the use and dissemination of confidential portfolio holdings information received by the Program Sponsor as described in the following sentence, or other provisions that impose similar restrictions on such use and dissemination and, (2) the model portfolio has been deemed sufficiently liquid by the F-T Manager's liquidity committee or the applicable F-T Managers for the strategies of the applicable model portfolios, as determined in their reasonable judgment. Such agreement must provide that the Program Sponsor agrees that: (1) it is subject to a duty of confidentiality; (2) it will use confidential model portfolio information only to the extent necessary to perform its obligations under the agreement; and (3) it will not disclose confidential model portfolio information except to personnel or parties who have a need to know such confidential information in connection with, or in order to fulfill the purposes contemplated by, the agreement.

Some F-T Managers serve as sub-advisers to other mutual funds not within the Franklin Templeton fund complex ("other funds"), which may be managed in a style substantially similar to that of a U.S. registered Franklin or Templeton fund. Such other funds are not subject to the Fund's portfolio holdings release policy. The sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

The Fund's portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Fund's board, and any other material amendments shall also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment manager's compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

Officers and Trustees

The Trust has a board of trustees. Each trustee will serve until that person resigns or retires and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, appoints the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The board also monitors the Fund to help ensure that no material conflicts exist among share classes. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years, number of portfolios overseen in the Franklin Templeton fund complex and other directorships held during at least the past five years are shown below.

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Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1984	114	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	114	Hess Corporation (exploration of oil and gas) (2014-2025).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018-present); and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	114

Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present); and formerly, Avis Budget Group Inc. (car rental) (2007-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since 2019	114

Santander Holdings USA (holding company) (2019-present); and formerly, Hess Corporation (exploration of oil and gas) (1993-2025); Santander Consumer USA Holdings, Inc. (consumer finance) (2016-2023), Canadian National Railway (railroad) (2001-2021), White Mountains Insurance Group, Ltd. (holding company) (2004-2021), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	114	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-2025); Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	114

Graham Holdings Company (education and media organization) (2011-2021); The Southern Company (energy company) (2014-2020; previously 2010-2012) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2021	107

Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Gregory E. Johnson[2] (1961) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board since 2023 and Trustee since 2007	123	None

Principal Occupation During at Least the Past 5 Years:

Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.

Rupert H. Johnson, Jr.[3] (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2013	114	None

Principal Occupation During at Least the Past 5 Years:

Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.

Ben Barber (1969) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton fund complex; and formerly, Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Bjorn A. Davis (1965) 100 First Stamford Place Stamford, CT 06902	Chief Compliance Officer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Global Regulatory Compliance US Advisory Services; Chief Compliance Officer, Franklin Advisers, Inc., Franklin Mutual Advisers LLC, Franklin Templeton Institutional LLC, Templeton Investment Counsel LLC and Templeton Global Advisors Limited (since 2023); formerly, Director, Franklin Templeton Global Regulatory Compliance; Chief Compliance Officer, K2 Advisors, LLC and K2/D&S Management Co., LLC (2011 - 2023).

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Susan Kerr (1949) One Madison Avenue New York, NY 10010	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since 2024	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since 2023	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton fund complex; and formerly, Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2025, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.

3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.

The Trust's independent board members constitute the sole independent board members of 24 investment companies in the Franklin Templeton complex for which each independent board member currently is paid a $304,000 annual retainer fee, together with a $7,000 per meeting fee for attendance at each regularly scheduled board meeting, a portion of which fees are allocated to the Trust. To the extent held, compensation may also be paid for attendance at specially held board meetings. The Trust's lead independent board member is paid an annual supplemental retainer of $75,000 for services to such investment companies, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds are paid a $10,000 annual retainer fee, together with a $3,000 fee per Committee meeting in which they participate, a portion of which is allocated to the Trust. Terrence J. Checki, who

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serves as chairman of the Audit Committee of the Trust and such other funds receives a fee of $50,000 per year in lieu of the Audit Committee member retainer fee, a portion of which is allocated to the Trust. The following table provides the total fees paid to independent board members by the Trust and by other funds in Franklin Templeton. Prior to January 1, 2026, the Trust's lead independent board member was paid an annual supplemental retainer of $50,000 for services to such investment companies, a portion of which is allocated to the Trust.

Name	Total Fees Received from the Fund* ($)¹	Total Fees Received from Franklin Templeton ($)[2]
Harris J. Ashton	3,236	623,000
Terrence J. Checki	3,957	732,000
Mary C. Choksi	3,615	670,000
Edith E. Holiday	4,134	770,000
J. Michael Luttig	3,507	679,000
Larry D. Thompson	3,639	670,000
Valerie M. Williams	3,594	674,000

*	Represents aggregate fees received from the funds in this SAI.
1.	For the fiscal year ended February 28, 2026.
2.	For the calendar year ended December 31, 2025.

Independent board members are reimbursed for expenses incurred in connection with attending board meetings and such expenses are paid pro rata by each fund in Franklin Templeton for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in Franklin Templeton. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through the adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund (excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid to such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund on December 31, 2025.

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Independent Board Members

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Harris J. Ashton	—	—	Over 100,000

Terrence J. Checki	—	—	Over 100,000

Mary C. Choksi	—	—	Over 100,000

Edith E. Holiday	—	—	Over 100,000

J. Michael Luttig	—	—	Over 100,000

Larry D. Thompson	Georgia Fund	Over 100,000	Over 100,000

Valerie M. Williams	—	—	Over 100,000

Interested Board Members

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Gregory E. Johnson	—	—	Over 100,000

Rupert H. Johnson, Jr.	—	—	Over 100,000

Board committees The board maintains two standing committees: the Audit Committee and the Nominating and Corporate Governance Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Trust: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig, Larry D. Thompson and Valerie M. Williams. The Nominating and Corporate Governance Committee is comprised of the following independent trustees of the Trust: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig, Larry D. Thompson and Valerie M. Williams.

The Nominating and Corporate Governance Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board members by the incumbent independent board members and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating and Corporate Governance Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by “Qualifying Fund Shareholders” (as defined below). To date, the Nominating and Corporate Governance Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating and Corporate Governance Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating and Corporate Governance Committee at the Trust's offices at One Franklin Parkway, San Mateo, CA 94403-1906 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating and Corporate Governance Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming

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such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating and Corporate Governance Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating and Corporate Governance Committee.

During the fiscal year ended February 28, 2026, the Audit Committee met three times; the Nominating and Corporate Governance Committee met once.

Board role in risk oversight The board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by management, in consultation with the board and its counsel. These reports address certain investment, valuation, liquidity and compliance matters. The board also may receive special written reports or presentations on a variety of risk issues, either upon the board’s request or upon the investment manager’s initiative. In addition, the Audit Committee of the board meets regularly with the investment manager's internal audit group to review reports on their examinations of functions and processes within Franklin Templeton that affect the Fund.

With respect to investment risk, the board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund meet regularly with the board to discuss portfolio performance, including investment risk. To the extent that the Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the board generally is consulted with respect to such change. To the extent that the Fund invests in certain complex securities, including derivatives, the board receives periodic reports containing information about exposure of the Fund to such instruments. In addition, the investment manager's investment risk personnel meet regularly with the board to discuss a variety of issues, including the impact on the Fund of the investment in particular securities or instruments, such as derivatives and commodities.

With respect to valuation, the Fund’s investment manager provides periodic reports to the board that enable the board to oversee the Fund's investment manager, as the Fund's Valuation Designee, in monitoring and assessing material risks associated with fair valuation determinations, including material conflicts of interest. In addition, the board reviews the investment manager's performance of an annual valuation risk assessment under which the investment manager seeks to identify and enumerate material valuation risks that are or may be impactful to the Fund including, but not limited to (1) the types of investments held (or intended to be held) by the Fund, giving consideration to those investments’ characteristics; (2) potential market or sector shocks or dislocations which may affect the ongoing valuation operations; and (3) the extent to which each fair value methodology uses unobservable inputs. The investment manager reports any material changes to the risk assessment, along with appropriate actions designed to manage such risks, to the board.

With respect to liquidity risk, the board receives liquidity risk management reports under the Fund’s Liquidity Risk Management (LRM) Program and reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the LRM Program and assesses its adequacy and effectiveness of implementation as well as any material changes to the LRM Program.

With respect to compliance risks, the board receives regular compliance reports prepared by the investment manager’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. In accordance with SEC rules, the independent board members meet regularly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the board. The Fund’s board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The investment manager periodically provides an enterprise risk management presentation to the board to describe the way in which risk is managed on a complex-wide level. Such presentation covers such areas as investment risk, reputational risk, personnel risk, and business continuity risk.

Board structure A super-majority of board members consist of independent board members who are not deemed to be “interested persons” as provided under the 1940 Act. While the Chairperson of the Board is an interested person, the board is also served by a lead independent board member. The lead independent board member, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management

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with respect to questions and issues raised by the independent board members. The lead independent board member also presides at separate meetings of independent board members held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to the Fund and its shareholders.

Trustee qualifications Information on the Fund’s officers and board members appears above including information on the business activities of board members during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Fund’s board. As indicated, Harris J. Ashton has served as a chief executive officer of a NYSE-listed public corporation; Terrence J. Checki has served as a senior executive of a Federal Reserve Bank and has vast experience evaluating economic forces and their impact on markets, including emerging markets; Mary C. Choksi has an extensive background in asset management, including founding an investment management firm; Larry D. Thompson and Edith E. Holiday each have legal backgrounds, including high level legal positions with departments of the U.S. government; J. Michael Luttig has fifteen years of judicial experience as a Federal Appeals Court Judge and eleven years of experience as Executive Vice President and General Counsel of a major public company; Valerie M. Williams has over 35 years of audit and public accounting experience serving numerous global and multi-location companies in various industries; and Gregory E. Johnson and Rupert H. Johnson, Jr. are both high ranking executive officers of Franklin Templeton.

Fair Valuation

The Fund’s board of trustees has designated the investment manager as the board’s Valuation Designee to perform fair value determinations for the Fund and to assess any material risks associated with such determinations, including material conflicts of interest, if any. The Valuation Designee also performs an annual valuation risk assessment to identify and enumerate material valuation risks which are or may be impactful to the Fund. The Fund’s investment manager and its affiliates have formed a Valuation Committee (VC) to assist these obligations. The VC oversees and administers the policies and procedures governing fair valuation determination of securities. The VC meets monthly to review and approve fair value reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VC also reviews the investment manager’s annual valuation risk assessment and provides periodic reports to the board of trustees regarding pricing determinations.

The Fund's policies and procedures governing fair valuation determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The investment manager's compliance staff, or another group within Franklin Templeton, conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

Management and Other Services

Investment manager and services provided The Fund's investment manager is Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906. The investment manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The investment manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The investment manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The investment manager also selects the brokers who execute the Fund's portfolio transactions. The investment manager provides periodic reports to the board, which reviews and supervises the investment manager's investment activities. To protect the Fund, the investment manager and its officers, directors and employees are covered by fidelity insurance.

The investment manager makes decisions for the Fund in accordance with its obligations as investment adviser to the Fund. From time to time, certain affiliates may request that the investment manager focus the Fund’s investments on certain securities, strategies or markets or shift the Fund’s strategy slightly to enhance its attractiveness to specific investors, which may create a conflict of interest. The investment manager may, but is not required to, focus or shift the Fund’s investments in the manner requested provided that the investment manager believes that such investments are consistent with the Fund’s stated investment goals and strategies and are in the best interests of the Fund and its shareholders. In addition, the investment manager and its affiliates manage numerous other investment companies and accounts. The investment manager may give advice and take

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action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Fund, its investment manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

Management fees The Fund pays the investment manager a fee equal to an annual rate of:

• 0.625% of the value of month-end net assets up to and including $100 million;

• 0.500% of the value of month-end net assets over $100 million up to and including $250 million;

• 0.450% of the value of month-end net assets over $250 million up to and including $7.5 billion;

• 0.440% of the value of month-end net assets over $7.5 billion up to and including $10 billion;

• 0.430% of the value of month-end net assets over $10 billion up to and including $12.5 billion;

• 0.420% of the value of month-end net assets over $12.5 billion up to and including $15 billion;

• 0.400% of the value of month-end net assets over $15 billion up to and including $17.5 billion;

• 0.380% of the value of month-end net assets over $17.5 billion up to and including $20 billion; and

• 0.360% of the value of month-end net assets in excess of $20 billion.

The fee is calculated daily and paid monthly according to the terms of the management agreement. Each class of the Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the Fund paid the following management fees:

Fiscal Year / Fund	Management Fees Earned ($)	Management Fees Waived / Expenses Reimbursed ($)	Management Fee Paid (After Waivers / Expenses Reimbursed) ($)
2026
Alabama Fund	974,547	123,156	851,391
Georgia Fund	1,485,386	53,201	1,432,185
Louisiana Fund	1,246,743	110,968	1,135,775
Maryland Fund	1,686,936	51,832	1,635,104
Missouri Fund	3,061,363	341	3,061,022
North Carolina Fund	2,829,138	919	2,828,219
Virginia Fund	2,256,879	1,182	2,255,697

2025
Alabama Fund	1,053,873	95,295	958,578
Georgia Fund	1,616,030	547	1,615,483
Louisiana Fund	1,394,511	63,966	1,330,545
Maryland Fund	1,632,490	1,447	1,631,043
Missouri Fund	3,250,431	–	3,250,431
North Carolina Fund	2,853,392	–	2,853,392
Virginia Fund	2,110,568	–	2,110,568

2024
Alabama Fund	1,081,276	60,220	1,021,056
Georgia Fund	1,727,684	–	1,727,684
Louisiana Fund	1,491,247	14,319	1,476,928
Maryland Fund	1,653,658	–	1,653,658
Missouri Fund	3,413,854	–	3,413,854
North Carolina Fund	2,952,728	–	2,952,728
Virginia Fund	2,192,512	–	2,192,512

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Portfolio managers

The following table identifies the portfolio managers, the number of other accounts (other than the Fund) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated, as applicable. Unless noted otherwise, all information is provided as of February 28, 2026.

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)

John Bonelli	Registered Investment Companies	26 None 1	30,500.1 None 78.4	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Michael Conn	Registered Investment Companies	26 None 1	30,500.1 None 78.4	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Garrett L. Hamilton	Registered Investment Companies	18 2 None	23,645.5 238.1 None	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Christopher Sperry	Registered Investment Companies	26 None 113	30,500.1 None 5,152.6	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners

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thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

• Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

• Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

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• Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time) as of February 28, 2026:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
John Bonelli	None
Michael Conn	None

Garrett L. Hamilton	None

Christopher Sperry	None

Administrator and services provided Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees The investment manager pays FT Services a monthly fee equal to an annual rate of:

• 0.150% of the Fund’s average daily net assets up to and including $200 million;

• 0.135% of the Fund’s average daily net assets over $200 million, up to and including $700 million;

• 0.100% of the Fund’s average daily net assets over $700 million, up to and including $1.2 billion; and

• 0.075% of the Fund’s average daily net assets in excess of $1.2 billion.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the investment manager paid FT Services the following administration fees:

Fiscal Year / Fund	Administration Fees Earned ($)	Administration Fees Waived / Expenses Reimbursed ($)	Administration Fees Paid (After Waivers / Expenses Reimbursed) ($)

2026
Alabama Fund	255,139	–	255,139
Georgia Fund	399,796	–	399,796
Louisiana Fund	332,569	–	332,569
Maryland Fund	458,700	–	458,700
Missouri Fund	872,424	–	872,424
North Carolina Fund	800,910	–	800,910
Virginia Fund	628,148	–	628,148

2025
Alabama Fund	278,529	–	278,529
Georgia Fund	440,622	–	440,622
Louisiana Fund	373,924	–	373,924
Maryland Fund	447,261	–	447,261
Missouri Fund	931,603	–	931,603
North Carolina Fund	813,686	–	813,686
Virginia Fund	592,037	–	592,037

2024
Alabama Fund	287,337	–	287,337
Georgia Fund	472,885	–	472,885
Louisiana Fund	402,708	–	402,708
Maryland Fund	451,282	–	451,282
Missouri Fund	974,584	–	974,584
North Carolina Fund	840,802	–	840,802
Virginia Fund	612,786	–	612,786

Shareholder servicing and transfer agent Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, St. Petersburg, FL 33716. Please send all correspondence to Investor Services at P.O. Box 33030, St. Petersburg, FL 33733.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either

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direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

Sub-administrator JPMorgan Chase Bank, N.A. (JPMorgan) has an agreement with FT Services to provide certain sub-administrative services for the Fund. The administrative services provided by JPMorgan include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's securities and other assets.

Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105, is the Trust's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements included in the Trust's Form N-CSR filed with the SEC.

Portfolio Transactions

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place an accurate dollar value on the special execution or on the research services the investment manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the investment manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the investment manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the investment manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the investment manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the investment manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases, it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the Fund did not pay any brokerage commissions.

For the fiscal year ended February 28, 2026, the Fund did not pay brokerage commissions to brokers who provided research services.

As of February 28, 2026, the Fund did not own securities of their regular broker-dealers.

Distributions and Taxes

The discussion below pertains to all Funds, unless otherwise noted.

The following discussion is a summary of certain additional tax considerations generally affecting the Fund and its shareholders, some of which may not be described in the Fund’s prospectus. No attempt is made to present a complete detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the prospectus are not intended as a substitute for careful tax planning.

The following discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI, including any amendments to the Code resulting from the TCJA. Future legislative, regulatory or administrative changes, including any provisions of law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

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Where indicated below, IRS refers to the United States Internal Revenue Service.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Multi-class distributions The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes and Class R6 transfer agency fees.

Distributions The Fund intends to declare income dividends from its net investment income each day that its net asset value is calculated and pay them monthly. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary or appropriate in the board’s discretion. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value unless you elect to receive them in cash. Distributions declared in October, November or December to shareholders of record in such month and paid in January are treated as if they were paid in December.

Distributions of net investment income. The Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. This net investment income may either be tax-exempt or taxable when distributed to you.

Exempt-interest dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you.

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of any state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than the state in which a state-specific Fund primarily invests.

Corporate shareholders should be advised that these personal income tax rules may not apply to them and that exempt-interest dividends may be taxable for state income and franchise tax purposes.

Taxable income dividends.  The Fund may earn taxable income from many sources, including temporary investments, the discount on stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income on the sale of market discount bonds. If you are a taxable investor, any income dividends the Fund pays from this income are taxable to you as ordinary income. Because the Fund invests primarily in tax-exempt debt securities, it does not anticipate that any of its dividends will be treated as qualified dividends subject to reduced rates of federal taxation for individuals.

Distributions of capital gains.  The Fund may realize capital gains and losses on the sale of its portfolio securities.

Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund (in excess of any available capital loss carryovers) generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are generally taxable at the reduced long-term capital gains tax rates. For single individuals with taxable income not in excess of $49,450 in 2026 ($98,900 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $545,500 or $613,700, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $545,500 and married individuals filing jointly with taxable income in excess of $613,700. The taxable income thresholds are adjusted annually for inflation. An additional 3.8% Medicare tax may also be imposed as discussed below.

Returns of capital. If the Fund's distributions exceed its earnings and profits (i.e., generally, its taxable income and realized capital gains) for a taxable year, all or a portion of the distributions made in that taxable year may be characterized as a return of capital to you. A return of capital distribution will generally not be taxable, but will reduce the cost basis in your Fund shares and will result in a higher capital gain or in a lower capital loss when you sell shares. Any return of capital in excess of the basis in your Fund shares, however, will be taxable as a capital gain. In the case of a non-calendar year fund, earnings and profits are first allocated to distributions made on or before December 31 of its taxable year and then

40

to distributions made thereafter. The effect of this provision is to “push” returns of capital into the next calendar year.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Information on the amount and tax character of distributions The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. This information will include the portion of the distributions that on average are comprised of taxable or tax-exempt income, or interest income that is a tax preference item when determining your federal alternative minimum tax. If you have not owned your Fund shares for a full year, the Fund may report to shareholders and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund.

The Fund makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected tax reporting statement to reflect reclassified information. This can result from rules in the Code that effectively prevent regulated investment companies such as the Fund from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Fund has received on its investments during the prior calendar year. If you receive a corrected tax reporting statement, use the information on this statement, and not the information on your original statement, in completing your tax returns.

Avoid "buying a dividend." At the time you purchase your Fund shares, the price of the shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”

Election to be taxed as a regulated investment company The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the requirements described below.

Distribution requirement. The Fund must distribute an amount equal to the sum of at least 90% of its net tax exempt income and 90% of its investment company taxable income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

Income requirement. The Fund must derive at least 90% of its gross income from interest, certain payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived from its business of investing in such securities.

Asset diversification test. The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

In some circumstances, the character and timing of income realized by the Fund for purposes of the income requirement or the identification of the issuer for purposes of the asset diversification test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the income requirement, distribution requirement, or asset diversification test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund

41

is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company, subject to savings provisions for certain qualification failures, which, in general, are limited to those due to reasonable cause and not willful neglect, would thus have a negative impact on the Fund’s income and performance. In that case, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely, subject to certain limitations, to reduce any future capital gains realized by the Fund in succeeding taxable years.

Excise tax distribution requirements

Required distributions.  To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

• 98% of its taxable ordinary income earned during the calendar year;

• 98.2% of its capital gain net income earned during the 12-month period ending October 31; and

• 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Tax reporting for income and excise tax years. Because the periods for measuring a regulated investment company’s income are different for income (determined on a fiscal year basis) and excise tax years (determined as noted above), special rules are required to calculate the amount of income earned in each period, and the amount of earnings and profits needed to support that income. For example, if the Fund uses the excise tax period ending on October 31 as the measuring period for calculating and paying out capital gain net income and realizes a net capital loss between November 1 and the end of the Fund’s fiscal year, the Fund may calculate its earnings and profits without regard to such net capital loss in order to make its required distribution of capital gain net income for excise tax purposes. The Fund also may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions.

A "qualified late year loss” includes (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property). The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. The Fund may only elect to treat any post-October capital loss, specified gains and specified losses incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

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Because these rules are not entirely clear, the Fund may be required to interpret the "qualified late-year loss" and other rules relating to these different year-ends to determine its taxable income and capital gains. The Fund’s reporting of income and its allocation between different taxable and excise tax years may be challenged by the IRS, possibly resulting in adjustments in the income reported by the Fund on its tax returns and/or by the Fund to you on your year-end tax statements.

Medicare tax An additional 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. Investment income does not include exempt-interest dividends. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Any liability for this additional Medicare tax is reported by you on, and paid with, your federal income tax return.

Sales of Fund shares Sales and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton or Legg Mason fund, you are required to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Under current law, shares held one year or less are short-term and shares held more than one year are long-term. The conversion of shares of one class into another class of the same fund is not a taxable exchange for federal income tax purposes. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Sales at a loss within six months of purchase.  If you sell or exchange Fund shares that you owned for six months or less:

• any loss incurred is disallowed to the extent of any exempt-interest dividends paid to you on your shares, and

• any remaining loss is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund.

However, the loss disallowance rule for exempt-interest dividends will not apply to any loss incurred on a redemption or exchange of shares of a fund that declares dividends daily and distributes them at least monthly.

Wash sales.  All or a portion of any loss that you realize on the sale or exchange of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your sale or exchange. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Deferral of basis. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

• In your original purchase of Fund shares, you paid a sales charge and received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

• You sell some or all of your original shares within 90 days of their purchase, and

• You reinvest the sales proceeds in the Fund or in another Franklin Templeton fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Reportable transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Cost basis reporting  Beginning in calendar year 2012, the Fund is required to report the cost basis of Fund shares sold or exchanged to you and the IRS annually. The cost basis of Fund shares acquired by purchase will generally be based on the amount paid for the shares, including any front-end sales charges, and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Fund shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Fund shares. Capital gains and losses on the sale or exchange of Fund shares are generally taxable transactions for federal and state income tax purposes.

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Shares acquired on or after January 1, 2012. Cost basis reporting is generally required for Fund shares that are acquired by purchase, gift, inheritance or other transfer on or after January 1, 2012 (referred to as “covered shares”), and subsequently sold or exchanged on or after that date. Cost basis reporting does not apply to sales or exchanges of shares acquired before January 1, 2012, or to shares held in money market funds that maintain a stable $1 net asset value and tax-deferred accounts, such as individual retirement accounts and qualified retirement plans.

Cost basis methods.  Treasury regulations permit the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are treated as sold or exchanged when there are multiple purchases at different prices and the entire position is not sold at one time.

The Fund’s default method is the average cost method. Under the average cost method, the cost basis of your Fund shares will be determined by averaging the cost basis of all outstanding shares. The holding period for determining whether gains and losses are short-term or long-term is based on the first-in-first-out method (FIFO) which treats the earliest shares acquired as those first sold or exchanged.

If you wish to select a different cost basis method, or choose to specifically identify your shares at the time of each sale or exchange, you must contact the Fund. However, once a shareholder has sold or exchanged covered shares from the shareholder’s account, a change by the shareholder from the average cost method to another permitted method will only apply prospectively to shares acquired after the date of the method change.

Under the specific identification method, Treasury regulations require that you adequately identify the tax lots of Fund shares to be sold, exchanged or transferred at the time of each transaction. An adequate identification is made by providing the dates that the shares were originally acquired and the number of shares to be sold, exchanged or transferred from each applicable tax lot. Alternatively, an adequate identification of shares may be made with a standing order of instruction on your account. If you do not provide an adequate identification the Fund is required to use the FIFO method with any shares with an unknown acquisition date treated as sold or exchanged first.

The Fund does not recommend any particular cost basis method and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax or financial advisor to determine which method is best for you and then notify the Fund if you intend to use a method other than average cost.

If your account is held by your financial advisor or other broker-dealer, that firm may select a different cost basis default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account.

Shares acquired before January 1, 2012.  Cost basis reporting is not generally required for Fund shares that were acquired by purchase, gift, inheritance or other transfer prior to January 1, 2012 (referred to as “noncovered shares”), regardless of when they are sold or exchanged. As a service to shareholders, the Fund presently intends to continue to provide shareholders cost basis information for eligible accounts for shares acquired prior to January 1, 2012. Consistent with prior years, this information will not be reported to the IRS or any state taxing authority.

Shareholders that use the average cost method for shares acquired before January 1, 2012 must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election cannot be made by notifying the Fund.

Important limitations regarding cost basis information.  The Fund will report the cost basis of your Fund shares by taking into account all of the applicable adjustments required by the Code for purposes of reporting cost basis information to shareholders and the IRS annually. However the Fund is not required, and in many cases the Fund does not possess the information, to take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided with respect to covered or noncovered shares, and make any additional basis, holding period or other adjustments that are required by the Code when reporting these amounts on their federal and state income tax returns. Shareholders remain solely responsible for complying with all federal and state income tax laws when filing their income tax returns.

Additional information about cost basis reporting.  For additional information about cost basis reporting, including the methods and elections available to you, please contact Franklin Templeton at (800) DIAL BEN/342-5236. Additional information is also available on www.franklintempleton.com/costbasis.

Tax certification and backup withholding Tax laws require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your distributions and sales proceeds unless you:

• provide your correct Social Security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

44

• certify that you are a U.S. person (including a U.S. resident alien).

If you fail to meet any of these certification requirements, you will be subject to federal backup withholding at a rate of 24% on any reportable payments that you receive from the Fund, including any exempt-interest dividends (even though this income is not subject to regular federal income tax), taxable ordinary and capital gain dividends, and any redemption proceeds on the sale of your Fund shares. State backup withholding may also apply.

The Fund must also withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Failure of a tax-exempt security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the tax-exempt security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the tax-exempt security was issued. In such a case, you, the IRS and the appropriate state tax authorities may receive amended information returns for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Qualified dividends and the corporate dividends-received deduction Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none of its income dividends will be qualifying dividend income or dividends eligible for the corporate dividends-received deduction.

Investment in complex securities  The Fund’s investment in certain complex securities could subject it to one or more special tax rules (including, but not limited to, the wash sale rules), which may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments to the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or tax character of the Fund’s distributions to shareholders. Moreover, because the tax rules applicable to complex securities, including derivative financial instruments, are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

In general.  Gain or loss recognized by the Fund on the sale or other disposition of municipal bonds and other portfolio investments will generally be capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Portfolio investments held for more than one year generally will be eligible for long-term capital gain or loss treatment.

Debt obligations purchased at a discount.  Gain recognized on the disposition of a debt obligation purchased by the Fund with market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation, unless the Fund made an election to accrue market discount into income currently. Fund distributions of accrued market discount on municipal bonds, including any current inclusions, are taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits.

Debt obligations issued at a discount. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Fund distributions from accruals of original issue discount on municipal bonds are generally taxable to shareholders as exempt-interest dividends to the extent of the Fund’s earnings and profits. The Fund’s investment in such securities issued at a discount may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Investments in debt obligations that are at risk of or in default. The Fund may also hold obligations that are at risk of or in default. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on such a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

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Treatment of private activity bond interest Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for individual taxpayers when determining their alternative minimum tax under the Code. Private activity bond interest could subject you to or increase your liability under the federal alternative minimum tax, depending on your personal tax position. Persons defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult their tax advisors before buying Fund shares.

Generally, exempt-interest dividends derived from interest on certain tax-exempt private activity bonds is considered an item of tax preference includable in the alternative minimum taxable income of individual taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction. Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund.

Treatment of pre-refunded bonds Under the TCJA, interest paid on a bond issued after December 31, 2017, to advance refund another bond is subject to federal income tax.

State income taxes Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by the TCJA, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The tax information furnished by the Fund to shareholders and the IRS annually with respect to the amount and character of dividends paid, cost basis information with respect to shares redeemed or exchanged, and records maintained by the Fund with respect to the cost basis of Fund shares, will be prepared on the basis of current federal income tax law to comply with the information reporting requirements of the Code, and not necessarily on the basis of the law of any state in which a shareholder is resident or otherwise subject to tax. If your account is held by your financial advisor or other broker, contact that firm with respect to any state information reporting requirements applicable to your investment in the Fund. Certain funds are required to report tax information, including tax-exempt interest dividends subject to state income tax, to the California Franchise Tax Board, the Connecticut Department of Revenue Services and the Minnesota Department of Revenue, annually.

Accordingly, the amount and character of income, gain or loss realized by a shareholder with respect to an investment in Fund shares for state income tax purposes may differ from that for federal income tax purposes. Franklin Templeton provides additional tax information, including tax-exempt income by jurisdiction and U.S. government interest, on www.franklintempleton.com (under the Tax Center) to assist shareholders with the preparation of their federal and state income tax returns. Shareholders are solely responsible for determining the amount and character of income, gain or loss to report on their federal, state and local income tax returns each year as a result of their purchase, holding and sale of Fund shares.

Non-U.S. investors  Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

In general. The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on U.S. source dividends. Exemptions from U.S. withholding tax are provided for capital gains realized on the sales of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains, and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. “Qualified interest income” includes, in general, the sum of the Fund’s U.S. source: i) bank deposit interest, ii) short-term original issue discount, iii) portfolio interest, and iv) any interest-related dividend passed through from another regulated investment company.

However, notwithstanding such exemptions from U.S. withholding tax at source, any taxable distributions and proceeds from the sale of your Fund shares will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

It may not be practical in every case for the Fund to report to shareholders, and the Fund reserves the right in these cases to not report, interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not, in turn, be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Effectively connected income.  Taxable ordinary income dividends paid by the Fund to non-U.S. investors on portfolio investments are generally subject to U.S. withholding tax at 30% or a lower treaty rate. However, if you hold your Fund

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shares in connection with a U.S. trade or business, your income and gains may be considered effectively connected income and taxed in the U.S. on a net basis at graduated income tax rates in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax. An individual who is a non-U.S. investor will be subject to U.S. federal estate tax on the value of the Fund shares owned at the time of death, unless a treaty exemption applies between the country of residence of the non-U.S. investor and the U.S. Even if a treaty exemption is available, a decedent’s estate may nevertheless be required to file a U.S. estate tax return to claim the exemption, as well as to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) on which a U.S. federal tax lien has been released and is required before the Fund can release a nonresident alien decedent's investment in the Fund to his or her estate. A transfer certificate is not required for property administered by an executor or administrator appointed, qualified and acting within the United States. For estates with U.S. situs assets of not more than $60,000 (there is a statutory estate tax credit for this amount of property), an affidavit from the executor of the estate or other authorized individual along with additional evidence requested by the IRS relating to the decedent’s estate evidencing the U.S. situs assets may be provided in lieu of a federal transfer certificate. Transfers by gift of shares of the Fund by a non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. investor entitled to claim the benefits of a treaty between the country of residence of the non-U.S. investor and the U.S. may be different from the consequences described above.

Tax certification and backup withholding as applied to non-U.S. investors.  Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding at a rate of 24% and, if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor’s country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN generally remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. In certain instances, Form W-8BEN may remain valid indefinitely unless the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Non-U.S. investors must advise the Fund of any change of circumstances that would render the information given on the form incorrect and must then provide a new W-8BEN to avoid the prospective application of backup withholding.

Foreign Account Tax Compliance Act Under the Foreign Account Tax Compliance Act (FATCA), foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE) that are shareholders in the Fund may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners, or (ii) if it does have such owners, reports information relating to them to the withholding agent, which will, in turn, report that information to the IRS. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report information either (i) to the Fund, or other applicable withholding agent, which will, in turn, report information to the IRS, or (ii) directly to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA

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are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.

Organization, Voting Rights and Principal Holders

The Fund is a diversified series of Franklin Tax-Free Trust, an open-end management investment company, commonly called a mutual fund. The Trust was initially organized as a Massachusetts business trust in September 1984, was converted to a Delaware statutory trust effective July 1, 2007 and is registered with the SEC.

Each Fund currently offers five classes of shares, Class A, Class A1, Class C, Class R6 and Advisor Class. On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares. The Funds began offering new Class A shares on September 10, 2018. The Fund may offer additional classes of shares in the future. The full title of each class is:

• Franklin Alabama Tax-Free Income Fund - Class A

• Franklin Alabama Tax-Free Income Fund - Class A1

• Franklin Alabama Tax-Free Income Fund - Class C

• Franklin Alabama Tax-Free Income Fund - Class R6

• Franklin Alabama Tax-Free Income Fund - Advisor Class

• Franklin Georgia Tax-Free Income Fund - Class A

• Franklin Georgia Tax-Free Income Fund - Class A1

• Franklin Georgia Tax-Free Income Fund - Class C

• Franklin Georgia Tax-Free Income Fund - Class R6

• Franklin Georgia Tax-Free Income Fund - Advisor Class

• Franklin Louisiana Tax-Free Income Fund - Class A

• Franklin Louisiana Tax-Free Income Fund - Class A1

• Franklin Louisiana Tax-Free Income Fund - Class C

• Franklin Louisiana Tax-Free Income Fund - Class R6

• Franklin Louisiana Tax-Free Income Fund - Advisor Class

• Franklin Maryland Tax-Free Income Fund - Class A

• Franklin Maryland Tax-Free Income Fund - Class A1

• Franklin Maryland Tax-Free Income Fund - Class C

• Franklin Maryland Tax-Free Income Fund - Class R6

• Franklin Maryland Tax-Free Income Fund - Advisor Class

• Franklin Missouri Tax-Free Income Fund - Class A

• Franklin Missouri Tax-Free Income Fund - Class A1

• Franklin Missouri Tax-Free Income Fund - Class C

• Franklin Missouri Tax-Free Income Fund - Class R6

• Franklin Missouri Tax-Free Income Fund - Advisor Class

• Franklin North Carolina Tax-Free Income Fund - Class A

• Franklin North Carolina Tax-Free Income Fund - Class A1

• Franklin North Carolina Tax-Free Income Fund - Class C

• Franklin North Carolina Tax-Free Income Fund - Class R6

• Franklin North Carolina Tax-Free Income Fund - Advisor Class

• Franklin Virginia Tax-Free Income Fund - Class A

• Franklin Virginia Tax-Free Income Fund - Class A1

• Franklin Virginia Tax-Free Income Fund - Class C

• Franklin Virginia Tax-Free Income Fund - Class R6

• Franklin Virginia Tax-Free Income Fund - Advisor Class

Shares of each class represent proportionate interests in the Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval.

As of June 1, 2026, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Franklin Alabama Tax-Free Income Fund
EDWARD JONES & CO	A	52.63
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

LPL FINANCIAL	A	8.99
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

MORGAN STANLEY SMITH BARNEY LLC	A	5.66
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

WFCS LLC	A	5.35
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

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Name and Address	Share Class	Percentage (%)
EDWARD JONES & CO	A1	30.86
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

MORGAN STANLEY SMITH BARNEY LLC	A1	9.70
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

PERSHING LLC	A1	9.57
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

WFCS LLC	A1	8.82
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

RAYMOND JAMES	A1	5.76
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

MERRILL LYNCH PIERCE FENNER & SMITH	A1	5.60
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION/973T4
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

MORGAN STANLEY SMITH BARNEY LLC	Advisor	25.08
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

PERSHING LLC	Advisor	16.48
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

RAYMOND JAMES	Advisor	16.20
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

MERRILL LYNCH PIERCE FENNER & SMITH	Advisor	9.26
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

NATIONAL FINANCIAL SERVICES LLC	Advisor	9.22
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	Advisor	7.62
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

AMERICAN ENTERPRISE INVESTMENT SVC	Advisor	7.51
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

EDWARD JONES & CO	C	28.61
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	C	26.94
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

MERRILL LYNCH PIERCE FENNER & SMITH	C	7.52
OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION 97GJ7
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

RAYMOND JAMES	C	6.75
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

SEI PRIVATE TRUST COMPANY	R6	51.03
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

EDWARD JONES & CO	R6	47.75
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

Franklin Georgia Tax-Free Income Fund
EDWARD JONES & CO	A	24.47
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A	18.05
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A	11.17
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	A	9.30
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

RAYMOND JAMES	A	7.31
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

MERRILL LYNCH PIERCE FENNER & SMITH	A	6.18
FOR THE BENEFIT OF ITS CUSTOMER
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

49

Name and Address	Share Class	Percentage (%)
EDWARD JONES & CO	A1	26.40
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	A1	11.44
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	A1	6.99
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A1	6.90
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

PERSHING LLC	Advisor	37.84
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

RAYMOND JAMES	Advisor	14.73
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

AMERICAN ENTERPRISE INVESTMENT SVC	Advisor	8.52
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

NATIONAL FINANCIAL SERVICES LLC	Advisor	8.25
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MORGAN STANLEY SMITH BARNEY LLC	Advisor	7.39
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLZ FL 12
NEW YORK NY 100041965

WFCS LLC	Advisor	6.72
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	Advisor	5.39
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

LPL FINANCIAL	C	21.19
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

WFCS LLC	C	19.24
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

STIFEL NICOLAUS & CO INC	C	11.44
FBO EXCLUSIVE BENEFIT OF CUSTOMERS
501 N BROADWAY
SAINT LOUIS MO 631022131

EDWARD JONES & CO	C	8.81
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

PERSHING LLC	C	7.44
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

AMERICAN ENTERPRISE INVESTMENT SVC	C	5.72
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

MORGAN STANLEY SMITH BARNEY LLC	C	5.45
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

MERRILL LYNCH PIERCE FENNER & SMITH	R6	51.04
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

EDWARD JONES & CO	R6	29.84
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

SEI PRIVATE TRUST COMPANY	R6	14.03
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

Franklin Louisiana Tax-Free Income Fund
EDWARD JONES & CO	A	33.82
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

J.P. MORGAN SECURITIES LLC	A	18.26
FOR THE EXCL BENE OF OUR CUST
OMNIBUS ACCOUNT
MUTUAL FUND DEPARTMENT
575 WASHINGTON BLVD FL 6
JERSEY CITY NJ 073101616

MORGAN STANLEY SMITH BARNEY LLC	A	8.20
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

50

Name and Address	Share Class	Percentage (%)
LPL FINANCIAL	A	7.12
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

RAYMOND JAMES	A	5.25
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

EDWARD JONES & CO	A1	43.59
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

RAYMOND JAMES	A1	6.88
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

LPL FINANCIAL	A1	6.67
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

J.P. MORGAN SECURITIES LLC	A1	6.41
FOR THE EXCL BENE OF OUR CUST
OMNIBUS ACCOUNT
MUTUAL FUND DEPARTMENT
575 WASHINGTON BLVD FL 6
JERSEY CITY NJ 073101616

MORGAN STANLEY SMITH BARNEY LLC	A1	5.61
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

AMERICAN ENTERPRISE INVESTMENT SVC	Advisor	23.47
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

NATIONAL FINANCIAL SERVICES LLC	Advisor	22.28
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MORGAN STANLEY SMITH BARNEY LLC	Advisor	12.99
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

RAYMOND JAMES	Advisor	10.70
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

LPL FINANCIAL	Advisor	8.25
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS
PO BOX 509046
SAN DIEGO CA 921509046

PERSHING LLC	Advisor	7.38
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

CHARLES SCHWAB & CO INC	Advisor	5.18
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

LPL FINANCIAL	C	24.06
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

MORGAN STANLEY SMITH BARNEY LLC	C	19.02
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

CHARLES SCHWAB & CO INC	C	9.94
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

J.P. MORGAN SECURITIES LLC	C	8.75
FOR THE EXCL BENE OF OUR CUST
OMNIBUS ACCOUNT
MUTUAL FUND DEPARTMENT
575 WASHINGTON BLVD FL 6
JERSEY CITY NJ 073101616

EDWARD JONES & CO	C	7.35
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

AMERICAN ENTERPRISE INVESTMENT SVC	C	6.91
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

EDWARD JONES & CO	R6	94.50
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

Franklin Maryland Tax-Free Income Fund
RAYMOND JAMES	A	17.40
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

EDWARD JONES & CO	A	13.49
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

PERSHING LLC	A	9.75
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MORGAN STANLEY SMITH BARNEY LLC	A	9.18
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

51

Name and Address	Share Class	Percentage (%)
NATIONAL FINANCIAL SERVICES LLC	A	8.14
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

AMERICAN ENTERPRISE INVESTMENT SVC	A	7.59
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

WFCS LLC	A	6.69
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A	5.91
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

MERRILL LYNCH PIERCE FENNER & SMITH	A	5.53
FOR THE BENEFIT OF ITS CUSTOMER
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

EDWARD JONES & CO	A1	11.88
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

PERSHING LLC	A1	10.90
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

NATIONAL FINANCIAL SERVICES LLC	A1	10.87
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	A1	7.06
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

PERSHING LLC	Advisor	60.02
1 PERSHING PLZ
JERSEY CITY NJ 073990001

AMERICAN ENTERPRISE INVESTMENT SVC	Advisor	8.11
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

NATIONAL FINANCIAL SERVICES LLC	Advisor	6.12
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

RAYMOND JAMES	Advisor	5.74
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

MORGAN STANLEY SMITH BARNEY LLC	Advisor	5.54
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

RAYMOND JAMES	C	26.34
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

NATIONAL FINANCIAL SERVICES LLC	C	15.33
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	C	9.76
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

MORGAN STANLEY SMITH BARNEY LLC	C	8.36
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

AMERICAN ENTERPRISE INVESTMENT SVC	C	6.06
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

SEI PRIVATE TRUST COMPANY	R6	59.47
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

EDWARD JONES & CO	R6	29.79
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

MLPF&S FOR THE SOLE BENEFIT OF	R6	9.35
ITS CUSTOMERS
ATTN FUND ADMINISTRATION 97GJ0
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 322466484

Franklin Missouri Tax-Free Income Fund
EDWARD JONES & CO	A	58.53
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

LPL FINANCIAL	A	9.43
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

52

Name and Address	Share Class	Percentage (%)
NATIONAL FINANCIAL SERVICES LLC	A	5.70
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

EDWARD JONES & CO	A1	43.44
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

LPL FINANCIAL	A1	7.75
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	A1	7.65
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

PERSHING LLC	Advisor	31.26
1 PERSHING PLZ
JERSEY CITY NJ 073990001

MERRILL LYNCH PIERCE FENNER & SMITH	Advisor	15.60
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

CHARLES SCHWAB & CO INC	Advisor	12.10
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

NATIONAL FINANCIAL SERVICES LLC	Advisor	10.74
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

RAYMOND JAMES	Advisor	6.80
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

LPL FINANCIAL	Advisor	6.37
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

WFCS LLC	Advisor	5.83
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 631032523

LPL FINANCIAL	C	22.70
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

EDWARD JONES & CO	C	18.09
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

PERSHING LLC	C	9.84
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

RAYMOND JAMES	C	9.33
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

STIFEL NICOLAUS & CO INC	C	8.13
FBO EXCLUSIVE BENEFIT OF CUSTOMERS
501 N BROADWAY
SAINT LOUIS MO 631022131

EDWARD JONES & CO	R6	48.42
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	R6	42.96
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MORI CO	R6	6.72
922 WALNUT ST
MAILSTOP TBTS 2
KANSAS CITY MO 64106

Franklin North Carolina Tax-Free Income Fund
EDWARD JONES & CO	A	38.30
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

RAYMOND JAMES	A	13.43
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

WFCS LLC	A	8.70
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

NATIONAL FINANCIAL SERVICES LLC	A	8.65
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

PERSHING LLC	A	6.39
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

LPL FINANCIAL	A	5.98
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

53

Name and Address	Share Class	Percentage (%)
EDWARD JONES & CO	A1	40.87
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	A1	10.27
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	A1	9.44
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

PERSHING LLC	Advisor	50.96
1 PERSHING PLZ
JERSEY CITY NJ 073990001

CHARLES SCHWAB & CO INC	Advisor	10.15
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

WFCS LLC	Advisor	8.56
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	Advisor	6.31
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

WFCS LLC	C	24.96
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

RAYMOND JAMES	C	13.80
OMNIBUS FOR MUTUAL FUNDS
880 CARILLON PKWY
ST PETERSBURG FL 337161102

MORGAN STANLEY SMITH BARNEY LLC	C	12.77
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

NATIONAL FINANCIAL SERVICES LLC	C	12.14
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	C	11.44
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

EDWARD JONES & CO	C	6.94
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

PERSHING LLC	C	6.25
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MERRILL LYNCH PIERCE FENNER & SMITH	R6	65.74
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

EDWARD JONES & CO	R6	21.27
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

SEI PRIVATE TRUST COMPANY	R6	8.94
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

Franklin Virginia Tax-Free Income Fund
EDWARD JONES & CO	A	23.42
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A	8.42
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

PERSHING LLC	A	7.45
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

AMERICAN ENTERPRISE INVESTMENT SVC	A	5.27
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

MERRILL LYNCH PIERCE FENNER & SMITH	A	5.04
FOR THE BENEFIT OF ITS CUSTOMER
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

PERSHING LLC	A1	15.68
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

EDWARD JONES & CO	A1	12.38
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A1	8.06
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

54

Name and Address	Share Class	Percentage (%)
NATIONAL FINANCIAL SERVICES LLC	A1	7.51
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MORGAN STANLEY SMITH BARNEY LLC	A1	5.36
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

PERSHING LLC	Advisor	72.73
1 PERSHING PLZ
JERSEY CITY NJ 073990001

NATIONAL FINANCIAL SERVICES LLC	C	27.43
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	C	14.22
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

MORGAN STANLEY SMITH BARNEY LLC	C	10.54
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

AMERICAN ENTERPRISE INVESTMENT SVC	C	9.34
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

PERSHING LLC	C	6.18
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

SEI PRIVATE TRUST COMPANY	R6	73.90
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

MERRILL LYNCH PIERCE FENNER & SMITH	R6	14.82
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

EDWARD JONES & CO	R6	9.93
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

As of June 1, 2026, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds offered by Franklin Templeton.

Buying and Selling Shares

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Distributors, LLC (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

The Fund and other U.S. registered investment companies within the Franklin Templeton fund complex are intended for sale to residents of the U.S., and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions. The above restrictions are generally not applicable to sales in U.S. territories or to diplomatic staff members or members of the U.S. military with an APO or FPO address outside of the U.S. Investors are responsible for compliance with tax, securities, currency exchange or other regulations applicable to redemption and purchase transactions in any state or jurisdiction to which they may be subject. Investors should consult with their financial intermediary and appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. Shares of the Fund may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. If an investor becomes a Canadian resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton or Legg Mason funds.

Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA). The shares offered by this prospectus may not be directly or indirectly offered or distributed in any such country. If an investor becomes an EU or EEA resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange

55

shares of the Fund for other U.S. registered Franklin Templeton or Legg Mason funds.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share). All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund, we may impose a $10 charge against your account for each returned item.

Investment by asset allocators and large shareholders Particularly during times of overall market turmoil or price volatility, the Fund may experience adverse effects when certain large shareholders such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas) and asset allocators (who make investment decisions on behalf of underlying clients), purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

When experiencing such purchases and redemptions by large shareholders, the Fund may restrict or reject purchases, in accordance with the Frequent Trading Policy of the Fund as set forth in the Fund’s Prospectus. The Fund also may delay payment of redemptions up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a purchase or redemption request, which could result in the automatic processing of a large transaction that is detrimental to the Fund and its shareholders.

Initial sales charges The maximum initial sales charge is 3.75% for Class A and Class A1. There is no initial sales charge for Class C, Class R6 and Advisor Class.

The initial sales charge for Class A and Class A1 shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton and Legg Mason funds to take advantage of the lower sales charges for large purchases.

Letter of intent (LOI). You may buy Class A or Class A1 shares at a reduced sales charge by completing the LOI section of your account application. An LOI is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. By completing the LOI section of the application, you acknowledge and agree to the following:

• You authorize Distributors to reserve approximately 5% of your total intended purchase in Class A or Class A1 shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

• You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

• Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

• Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A or Class A1 shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton and Legg Mason fund will be effective only after notification to Distributors that the investment qualifies for a discount. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton and Legg Mason funds acquired before you filed your LOI will be counted towards the completion of the LOI.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct.

If the amount of your total purchases is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales

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charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class). There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Financial intermediary compensation. Financial intermediaries may at times receive the entire sales charge. A financial intermediary who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the financial intermediary compensation table in the Fund’s prospectus.

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A and A1 shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 3.75% (%)
Under $100,000	3.50
$100,000 but under $250,000	3.00
$250,000 or more	Up to 1.00

Consistent with the provisions and limitations set forth in its Class A or A1 Rule 12b-1 distribution plans, the Fund may reimburse Distributors for a portion of these commission payments.

These payments may be made in the form of contingent advance payments, which may be recovered from the financial intermediary or set off against other payments due to the financial intermediary if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the financial intermediary.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under “The Underwriter - Distribution and service (12b-1) fees,” Distributors and/or its non-fund affiliates may make the following additional payments to financial intermediaries that sell shares of Franklin Templeton mutual funds:

Marketing support payments (applicable to all classes of shares except Class R6). Distributors may make payments to certain financial intermediaries in connection with their efforts to educate financial advisors and provide services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds. A financial intermediary’s marketing support services may include business planning assistance, advertising, educating financial intermediary personnel about Franklin Templeton mutual funds and shareholder financial planning needs, placement on the financial intermediary’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the financial intermediary. Distributors compensates financial intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the financial intermediary. Such compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one financial intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that financial intermediary, on an annual basis. For a financial intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provides for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Any assets held on behalf of

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Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about Franklin Templeton mutual funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for a portion of these marketing support payments.

Marketing support payments may be in addition to any servicing and other fees paid by Investor Services, as described further below and under “Management and Other Services - Shareholder servicing and transfer agent” above.

The following list includes FINRA member firms (or, in some instances, their respective affiliates) that, as of December 31, 2025, Distributors anticipates will receive marketing support payments. In addition to member firms of FINRA, Distributors also makes marketing support payments, and Distributors’ non-fund affiliates may make administrative services payments, to certain other financial intermediaries, such as banks, insurance companies, and plan administrators, that sell mutual fund shares or provide services to Franklin Templeton mutual funds and shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

ADP Retirement Services, Allianz Life Insurance Company, Allstate Life Insurance Company, American Enterprise Investment Services Inc., American General Life Insurance Co of DE, American General Life Insurance Co., American United Life Insurance Company, Ameriprise Financial, Inc., Ameritas Life Insurance Corporation, Annuity Investors Life Insurance Company, Ascensus, Inc., Atria Wealth Solutions, AuguStar Life Insurance Company, Avantax Investment Services, Inc., Axelus Financial, Benjamin F. Edwards & Company, Inc., BlackRock Inc., Brighthouse Financial, Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY, CAIS LLC, Cambridge Investment Research, Inc., Cetera Financial Group, Charles Schwab & Co., Citigroup Global Markets Inc., Citizens Securities, Inc., CMFG Life Insurance Company, Columbia ThreadNeedle, Commonwealth Annuity & Life Insurance Company, Commonwealth Financial Network, Connecticut Mutual Life Insurance Company, Corebridge Insurance Company of Bermuda, Ltd., Delaware Life Insurance Co., Delaware Life Insurance Co of NY, Deutsche Bank, DWC-The 401(K) Experts, Edward D. Jones & Co., L.P., Empire Fidelity Investments Life, Empower Annuity Insurance Company of America, Empower Financial Services, Empower Life & Annuity Insurance Company of New York, Envestnet, Equitable Advisors, LLC, Equitable Financial Life Insurance, Equitable Life Insurance Company, Everlake Services Company, Fidelity Investments, Fidelity Investments Life Insurance Co., First Allmerica Financial Life Insurance Company, First Command, First Security Benefit Life Insurance and Annuity Company of NY, Forethought Distributors, LLC, Forethought Life Insurance Company, FTMF Consulting Genworth Life & Annuity Insurance Company, Genworth Life Insurance, Genworth Life Insurance Company of NY, Goldman Sachs, Guardian Insurance & Annuity Company, Hantz Financial Services, Integrity Life Insurance Company, J.P. Morgan Securities LLC, Janney Montgomery Scott LLC, John Hancock, Kestra Investment Services, LLC, Lincoln Benefit Life Company, Lincoln Investment Planning, Inc., Lincoln Life & Annuity Company of NY, Lincoln National Life Insurance Company, Lincoln Retirement Services Co., LPL Financial LLC, Massachusetts Mutual Life Insurance Company, Members Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith, Inc., MetLife Insurance Company USA, Metropolitan Life Insurance Company, Midland National, Midland National Life Insurance Company, Minnesota Life Insurance Company, MML Investors Services, LLC, MONY Life Insurance Company of America (Equitable), MONY Life Insurance Company of America (Protective Life), Morgan Stanley Smith Barney LLC, MSCS, Nassau Life Insurance Company, National Financial Services LLC, National Integrity Life Insurance Company, National Life Insurance Company, National Security Life & Annuity Company, Nationwide Financial Services, Inc., Nationwide Life Insurance Company, New York Life Insurance and Annuity Corporation, Northwestern Mutual Investment Svcs LLC, Osaic Services, Inc., Osaic Wealth, Inc., Pacific Life and Annuity Company, Pacific Life Insurance Company, Paychex Securities Corp, PCS Retirement, Pershing, PHL Variable Insurance Company, Phoenix Life & Annuity Company, Phoenix Life Insurance Company, PNC Investments LLC, Primerica, Principal Financial Services, Principal Life Insurance Company, Principal National Life Insurance Company, Protective Life and Annuity Insurance

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Company, Protective Life Insurance Company, Pruco Life Insurance, Pruco Life Insurance Company of AZ, Pruco Life Insurance Company of NJ, Prudential Insurance Company of America, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets LLC, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of NY, Riversource Life Insurance Company, Riversource Life Insurance Company of New York, Robert W. Baird & Co., Inc., Rockefeller Capital, Sammons Financial Network, Sanctuary Wealth, Securian Financial Group, Inc., Security Benefit Life Insurance Company, Standard Insurance Company, Stifel Financial Corporation, SunAmerica Annuity and Life Assurance Company, Symetra Life Insurance Company, Talcott Resolution Life and Annuity Insurance Company, Talcott Resolution Life Insurance Company, TFS Securities, Inc., The Guardian Insurance & Annuity Company, Inc., The Variable Annuity Life Insurance Company (VALIC), Thrivent Financial for Lutherans, TIAA-CREF Individual & Institutional Services, LLC, TIAA-CREF Life Insurance Company, TIFIN Wealth, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company, Transamerica Premier Life Insurance Company, U.S. Bancorp Investments, UBS Financial Services, Inc., United States Life Insurance Co in the City of NY (fka First SunAmerica), USI Consulting Group, Valor Financial Securities, LLC, Vanguard Marketing Corporation, Venerable Insurance and Annuity Company, Voya Financial Advisors, LLC, Voya Retirement Insurance and Annuity Company, Wells Fargo Advisors, LLC, Wells Fargo Clearing Services, LLC, Western National Life Insurance Company and Wilton Reassurance Life Company of New York.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

In addition to marketing support payments, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors may from time to time at its expense make or allow other promotional incentives or additional payments to financial intermediaries that sell or arrange for the sale of shares of the Fund. These payments may include additional compensation to financial intermediaries, including financial intermediaries not listed above, related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Transaction support payments. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary. Other payments may include ancillary services such as set-up, ongoing support, and assistance with a financial intermediary’s mutual fund trading system.

Conference support payments. Compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton mutual funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton mutual funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

Data support payments. Compensation may include data support payments to certain holders or financial intermediaries of record for accounts in one or more of the Franklin Templeton mutual funds. A financial intermediary’s data support services may include the provision of analytical data on such accounts.

Other payments. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law.

You should ask your financial intermediary for information about any payments it receives from Distributors and any services provided.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

Contingent deferred sales charge (CDSC) - Class A, A1 and C If you purchase Class A or A1 shares at NAV either as a lump sum or through our cumulative quantity discount or letter of intent programs, or invest any amount in Class C shares, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A or A1 shares and for Class C shares.

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CDSC waivers. The CDSC for any share class will be waived for:

• Account fees

• Redemptions by the Fund when an account falls below the minimum required account size

• Redemptions following the death of the shareholder or beneficial owner

• Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

Exchange privilege If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at net asset value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company may not be available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

In certain comprehensive fee or advisory programs that hold Class A or Class A1 shares, at the discretion of the financial intermediary, you may exchange to Advisor Class shares or Class Z shares (if offered by the fund).

Class C shares of a Franklin Templeton fund may be exchanged for Advisor Class or Class Z shares of the same fund, if offered by the fund, provided you meet the fund’s eligibility requirements for purchasing Advisor Class or Class Z shares. Unless otherwise permitted, the Class C shares that you wish to exchange must not currently be subject to any CDSC.

Systematic withdrawal plan Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn, if the Fund receives notification of the shareholder's death or incapacity, or if mail is returned to the Fund marked “unable to forward” by the postal service.

Redemptions in kind To the extent consistent with applicable laws and regulations, the Fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), except in the case of redemption requests

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by retail investors who hold shares of the Fund through financial intermediaries. The Fund will effect an in-kind redemption only when the Fund determines it to be in the Fund's best interest to do so, and in accordance with the Fund's policies on in-kind redemptions. In-kind redemptions may benefit the Fund and its shareholders by reducing the need to maintain significant cash balances or to sell securities held in the Fund to meet redemption requests, or for other selling activities and, in so doing, may avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold.

In some circumstances, the Fund, in its discretion, may accept large purchase orders from one or more financial institutions that are willing, upon redemption of their investment, to receive redemption proceeds in-kind rather than in cash. The Fund’s ability to pay these redemption proceeds in-kind relieves it of the need to sell the securities that are distributed in-kind and allows it to avoid the brokerage and other transaction costs associated with such sale. As with other in-kind redemptions, the Fund would enter into these transactions only when it determines it to be in the Fund’s best interests to do so, and in accordance with the Fund’s policies covering in-kind redemptions.

With respect to any in-kind redemption, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are for purposes of determining the Fund's net asset value. The custom basket includes only securities that have been disclosed in the Fund's most recent public holdings disclosure.

The Fund may provide a shareholder receiving redemption proceeds in-kind (including with respect to in-kind redemptions involving custom baskets of securities) with information concerning the securities to be distributed. To the extent the redeeming shareholder receives information regarding a significant portion of the securities held by the Fund, the redeeming shareholder may be required to agree to keep the information confidential, except to the extent necessary to dispose of the securities. In connection with in-kind redemptions involving custom baskets of securities, the Fund’s portfolio holdings may be released to the public earlier than typical as provided in its Portfolio Holdings Release Policy & Procedures.

Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. Also, there is a risk that in-kind redemptions (including the impact of any likely hedging transactions by shareholders with whom the Fund engages in custom basket in-kind redemptions) could negatively impact the market value of the securities redeemed in-kind and, in turn, the net asset value of the Fund.

For additional information regarding procedures for in-kind redemptions, please contact Distributors.

To the extent that a shareholder submits redemption requests during any 90-day period that combined are limited to the lesser of $250,000 or 1% of the value of the Fund's net assets (as calculated at the beginning of the 90-day period), the Fund has committed to pay such redemptions in cash (by check, wire or otherwise). This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner. In addition, in certain circumstances, the Fund may not be able to redeem securities in-kind or the investment manager may not have the ability to determine whether a particular redemption can be paid in-kind before the redemption request is paid.

Share certificates We will credit your shares to your Fund account, and we do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

Any outstanding share certificates must be returned to the Fund if you want to sell, exchange or reregister those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes. We do not issue new share certificates if any outstanding share certificates are returned to the Fund. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to cancel it.

General information If the Fund receives notification of the shareholder’s death or if mail is returned to the Fund by the postal service, we will consider this a request by you to change your dividend option to reinvest all future distributions until we receive new instructions. If the item of mail returned is a check, the proceeds may be reinvested in additional shares at the current day’s net asset value.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

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The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable, we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

The Fund’s transfer agent, acting on behalf of the Fund, may place a temporary hold for up to 25 business days on the disbursement of redemption proceeds from an account held directly with the Fund if the transfer agent, in consultation with the Fund, reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. In order to delay payment of redemption proceeds under these circumstances, the Fund and the transfer agent must adopt certain policies and procedures and otherwise comply with the terms and conditions of no-action relief provided by the SEC staff. Financial exploitation means: (i) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified Adult’s funds or securities; or (ii) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (a) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (b) convert the Specified Adult’s money, assets or property. The transfer agent and/or the Fund may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, the transfer agent is not required to delay the disbursement of redemption proceeds and does not assume any obligation to do so. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is a natural person (i) age 65 and older, or (ii) age 18 and older and whom the Fund’s transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer. Certain shareholder servicing agents may be authorized to accept your transaction request. For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application or Bank Trust Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before 1 p.m. Pacific time or (b) through the National Securities Clearing Corporation’s automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after 1 p.m. Pacific time. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur. “Good order” refers to a transaction request where the investor or financial intermediary (or other person authorized to make such requests) has provided complete information (e.g., fund and account information and the dollar amount of the transaction) to enable the processing of such request.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not

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limited to, attorneys’ fees and court costs, by unilaterally redeeming shares from your account.

The Fund or its transfer agent may be required (i) pursuant to a validly issued levy, garnishment or other form of legal process, to sell your shares and remit the proceeds to a levying officer or other recipient; or (ii) pursuant to a final order of forfeiture or other form of legal process, to sell your shares and remit the proceeds to the U.S. or state government as directed.

As long as we follow reasonable security procedures and act on instructions that we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests in any form (written, telephone, or online). We will investigate any unauthorized request that you report to us and we will ask you to cooperate with us in the investigation, which may require you to file a police report and complete a notarized affidavit regarding the unauthorized request. We will assist in the claims process, on your behalf, with other financial institutions regarding the unauthorized request.

Using good faith efforts, the investment manager attempts to identify class action litigation settlements and regulatory or governmental recovery funds involving securities presently or formerly held by the Fund or issuers of such securities or related parties (Claims) in which the Fund may be eligible to participate. When such Claims are identified, the investment manager will cause the Fund to file proofs of claim. Currently, such Claim opportunities predominate in the U.S. and in Canada; the investment manager’s efforts are therefore focused on Claim opportunities in those jurisdictions. The investment manager may learn of such class action lawsuit or victim fund recovery opportunities in jurisdictions outside of North America (Foreign Actions), in which case the investment manager has complete discretion to determine, on a case-by-case basis, whether to cause the Fund to file proofs of claim in such Foreign Actions. In addition, the investment manager may participate in bankruptcy proceedings relating to securities held by the Fund and join creditors’ committees on behalf of the Fund.

Further, the investment manager may on occasion initiate and/or recommend, and the board of trustees of the Fund may approve, pursuit of separate litigation against an issuer or related parties in connection with securities presently or formerly held by the Fund (whether by opting out of an existing class action lawsuit or otherwise).

Unclaimed Share Accounts. The Fund may be required to close your account after a period of inactivity, as determined by applicable U.S. state or territory abandoned or unclaimed property laws and regulations, and transfer your shares to the appropriate U.S. state or territory. Please be advised that abandoned or unclaimed property laws and regulations for certain U.S. states or territories require financial organizations to transfer (escheat) unclaimed property to the appropriate U.S. state or territory if no activity occurs in an account for a period of time as specified by applicable laws and regulations. These laws and regulations may require the transfer of shares of the Fund, including shares held through a traditional or Roth IRA account. For traditional IRA accounts escheated to a U.S. state or territory under these abandoned or unclaimed property laws and regulations, the escheatment will generally be treated as a taxable distribution from your IRA to you; federal and any applicable state income tax may be withheld. This may apply to Roth IRA accounts in addition to traditional IRA accounts. For more information on unclaimed property and how to maintain an active account, please contact your Service Agent or the Fund’s transfer agent.

The Underwriter

Franklin Distributors, LLC (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Fund's Class A or Class A1 and Class C shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024:

Fiscal Year / Fund	Total Commissions Received ($)	Amount Retained by Distributors ($)	Amount Received in Connection with Redemptions and Repurchases ($)
2026
Alabama Fund	33,355	1,949	5,116
Georgia Fund	49,517	3,159	3,527
Louisiana Fund	24,287	1,596	1,149
Maryland Fund	31,591	2,025	3,737
Missouri Fund	195,682	14,085	9,236
North Carolina Fund	70,438	4,364	9,372
Virginia Fund	53,720	3,487	4,925

2025
Alabama Fund	53,522	3,627	2,623
Georgia Fund	31,869	2,221	566
Louisiana Fund	67,271	4,190	8,844
Maryland Fund	50,625	3,063	6,716
Missouri Fund	245,119	15,053	37,838
North Carolina Fund	88,626	5,391	14,749
Virginia Fund	58,096	4,166	-1,402

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2024
Alabama Fund	43,054	3,023	1,096
Georgia Fund	72,101	4,251	13,232
Louisiana Fund	53,442	3,622	2,850
Maryland Fund	57,517	3,755	4,661
Missouri Fund	173,919	12,089	8,979
North Carolina Fund	97,128	6,263	11,180
Virginia Fund	52,517	3,676	1,815

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

Distribution and service (12b-1) fees Class A, A1 and C The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage purchases of Fund shares and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the investment manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class and are calculated, as a percentage of such class’ net assets, over the 12-month period of February 1 through January 31. Because this 12-month period may not match the Fund’s fiscal year, the amount, as a percentage of a class’ net assets, for the Fund’s fiscal year may vary from the amount stated under the applicable plan, but will never exceed that amount during the 12-month period of February 1 through January 31.

The Class A, A1 and C plans. The Fund may pay up to 0.25% per year of Class A’s average daily net assets and up to 0.10% per year of Class A1’s average daily net assets.

The Fund pays Distributors up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class C plan also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C shares.

In implementing the Class A1 plan, the board has determined that the annual fees payable under the plan will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by the Fund's Class A1 shares that were acquired by investors on or after May 1, 1994, the effective date of the plan (new assets), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by the Fund's Class A1 shares that were acquired before May 1, 1994 (old assets). These fees will be paid to the current securities dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the Fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

The fee is a Class A1 expense. This means that all Class A1 shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class A1 and, as Class A1 shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class A1 shares purchased on or after May 1, 1994, increases in relation to outstanding Class A1 shares, the expenses attributable to payments under the plan also will increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class A1 plan, the plan permits the board to allow the Fund to pay a full 0.10% on all assets at any time. The approval of the board would be required to change the calculation of the payments to be made under the Class A1 plan.

The Class A and Class A1 plans are reimbursement plans. They allow the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

The Class C plan is a compensation plan. It allows the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan.

Under the Class A plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

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	Alabama Fund ($)	Georgia Fund ($)	Louisiana Fund ($)
Advertising	3,523	5,106	4,778
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	93	298	151
underwriters
Payments to broker-	106,670	164,322	129,205
dealers
Other	–	–	–
Total	110,286	169,726	134,134

	Maryland Fund ($)	Missouri Fund ($)	North Carolina Fund ($)
Advertising	4,299	13,808	7,176
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	170	897	467
underwriters
Payments to broker-	223,697	439,136	302,816
dealers
Other	–	–	–
Total	228,166	453,841	310,459

Virginia Fund ($)
Advertising	6,917
Printing and mailing	–
prospectuses other
than to current
shareholders
Payments to	313
underwriters
Payments to broker-	199,178
dealers
Other	–
Total	206,408

Under the Class A1 plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

	Alabama Fund ($)	Georgia Fund ($)	Louisiana Fund ($)
Advertising	6,857	5,203	6,059
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	80	24	20
underwriters
Payments to broker-	90,576	134,213	118,089
dealers
Other	–	–	–
Total	97,513	139,440	124,168

	Maryland Fund ($)	Missouri Fund ($)	North Carolina Fund ($)
Advertising	7,455	20,142	12,500
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	33	169	88
underwriters
Payments to broker-	112,942	300,734	221,078
dealers
Other	–	–	–
Total	120,430	321,045	233,666

Virginia Fund ($)
Advertising	16,253
Printing and mailing	–
prospectuses other
than to current
shareholders
Payments to	79
underwriters
Payments to broker-	160,389
dealers
Other	–
Total	176,721

Under the Class C plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

	Alabama Fund ($)	Georgia Fund ($)	Louisiana Fund ($)
Advertising	342	1,784	1,753
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	4	91	25
underwriters
Payments to broker-	17,671	49,950	34,022
dealers
Other	–	–	–
Total	18,017	51,825	35,800

	Maryland Fund ($)	Missouri Fund ($)	North Carolina Fund ($)
Advertising	1,421	2,772	2,098
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	51	56	127
underwriters
Payments to broker-	51,984	77,609	86,424
dealers
Other	–	–	–
Total	53,456	80,437	88,649

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Virginia Fund ($)
Advertising	1,701
Printing and mailing	–
prospectuses other
than to current
shareholders
Payments to	36
underwriters
Payments to broker-	31,596
dealers
Other	–
Total	33,333

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the investment manager or Distributors or other parties on behalf of the Fund, the investment manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

Description of Ratings

The ratings of Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Moody’s Investors Service, Inc. Global Rating Scales

Credit Ratings are assigned on Moody’s global long-term and short-term rating scales and are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations1 addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay.2 Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.3 Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.4, 5, 6 Moody’s issues ratings at the issuer level and instrument level on both the long- term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.7

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings.8 The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same.

1. In the case of impairments, there can be a financial loss even when contractual obligations are met.

2. In some cases, the relevant credit risk relates to a third party, in addition to, or instead of the issuer. Examples include credit-linked notes and guaranteed obligations.

3. Because the number of possible features or structures is limited only by the creativity of issuers, Moody’s cannot comprehensively catalogue all the types of non-standard variation affecting financial obligations, but examples include equity indexed principal values and cash flows, prepayment penalties, and an obligation to pay an amount that is not ascertainable at the inception of the transaction.

4. For certain preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment and financial loss in the event of impairment.

5. Debts held on the balance sheets of official sector institutions – which include supranational institutions, central banks and certain government-owned or controlled banks – may not always be treated the same as debts

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held by private investors and lenders. When it is known that an obligation is held by official sector institutions as well as other investors, a rating (short-term or long-term) assigned to that obligation reflects only the credit risks faced by non-official sector investors.

6. Where grace periods are disproportionately long relative to the stated maturity, Moody’s may choose not to rate the Instrument. This is particularly relevant in the commercial paper market where maturities may be 30 days or less with strong investor expectation of prompt payment.

7. For information on how to obtain a Moody’s credit rating, including private and unpublished credit ratings, please see Moody’s Investors Service Products. Please note that Moody’s always reserves the right to choose not to assign or maintain a credit rating for its own business reasons.

8. Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

Description of Moody’s Investors Service, Inc.’s Global Long-Term Ratings:

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Investors Service, Inc.’s Global Short-Term Ratings:

P-1—Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

P-2—Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3—Ratings of Prime-3 reflect an acceptable ability to repay short-term debt obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

US Municipal Short-Term Debt and Demand Obligation Ratings:

Moody’s uses the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

MIG Ratings:

Moody’s uses the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows,

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highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

VMIG Ratings:

For variable rate demand obligations (VRDOs), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”. Industrial development bonds in the US where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short- term credit strength of the liquidity provider and structural and legal protections.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack structural or legal protections.

Description of Moody’s Investors Service, Inc.’s National Scale Long-Term Ratings:

Moody’s long-term National Scale Ratings (NSRs) are opinions of the relative creditworthiness of issuers and financial obligations within a particular country. NSRs are not designed to be compared among countries; rather, they address relative credit risk within a given country. Moody’s assigns national scale ratings in certain local capital markets in which investors have found the global rating scale provides inadequate differentiation among credits or is inconsistent with a rating scale already in common use in the country.

In each specific country, the last two characters of the rating indicate the country in which the issuer is located or the financial obligation was issued (e.g., Aaa.ke for Kenya).

Long-Term NSR Scale

Aaa.n Issuers or issues rated Aaa.n demonstrate the strongest creditworthiness relative to other domestic issuers and issuances.

Aa.n  Issuers or issues rated Aa.n demonstrate very strong creditworthiness relative to other domestic issuers and issuances.

A.n  Issuers or issues rated A.n demonstrate above-average creditworthiness relative to other domestic issuers and issuances.

Baa.n  Issuers or issues rated Baa.n demonstrate average creditworthiness relative to other domestic issuers and issuances.

Ba.n  Issuers or issues rated Ba.n demonstrate below-average creditworthiness relative to other domestic issuers and issuances.

B.n  Issuers or issues rated B.n demonstrate weak creditworthiness relative to other domestic issuers and issuances.

Caa.n  Issuers or issues rated Caa.n demonstrate very weak creditworthiness relative to other domestic issuers and issuances.

Ca.n  Issuers or issues rated Ca.n demonstrate extremely weak creditworthiness relative to other domestic issuers and issuances.

C.n  Issuers or issues rated C.n demonstrate the weakest creditworthiness relative to other domestic issuers and issuances.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Description of S&P Global Ratings’ Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C—Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC—An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC—An obligation rated “CC” is currently highly vulnerable to nonpayment.

The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D—An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issue Credit Ratings:

A-1—A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the

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obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B—A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D—A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period.

However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Description of S&P Global Ratings’ Municipal Short-Term Note Ratings:

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3—Speculative capacity to pay principal and interest.

D—“D” is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of S&P Global Ratings’ Long-Term Issuer Credit Ratings

AAA An obligor rated “AAA” has extremely strong capacity to meet its financial commitments. “AAA” is the highest issuer credit rating assigned by S&P Global Ratings.

AA An obligor rated “AA” has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB An obligor rated “BBB” has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

BB, B, CCC, and CC Obligors rated “BB”, “B”, “CCC”, and “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.

B An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet

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its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

CCC An obligor rated “CCC” is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC An obligor rated “CC” is currently highly vulnerable. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

SD and D An obligor is rated “SD” (selective default) or “D” if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A “D” rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to “D” or “SD” if it is conducting a distressed debt restructuring.

Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issuer Credit Ratings

A-1 An obligor rated “A-1” has strong capacity to meet its financial commitments. It is rated in the highest category by S&P Global Ratings. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2 An obligor rated “A-2” has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated “A-3” has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

B An obligor rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C An obligor rated “C” is currently vulnerable to nonpayment that would result in an “SD” or “D” issuer rating and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

SD and D An obligor is rated “SD” (selective default) or “D” if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A “D” rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to “D” or “SD” if it is conducting a distressed debt restructuring.

Description of S&P Global Ratings’ Dual Ratings:

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).

Description of S&P Global Ratings’ Active Qualifiers:

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a “p” qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: “L” qualifier. Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

Principal: “p” qualifier. This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The “p” suffix indicates

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that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Preliminary ratings: “prelim” qualifier. Preliminary ratings, with the “prelim” suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

• Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

• Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

• Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

• Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

• A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: “t” qualifier. This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty instrument rating: “cir” qualifier. This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Description of Fitch Ratings’ Corporate Finance Obligations:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument. On the contrary, ratings of debtor-in-possession (DIP) obligations incorporate the expectation of full repayment.

The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (IDR), based on their relative ranking, relative vulnerability to default or based on explicit Recovery Ratings.

As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, except DIP obligation ratings that are not based off an IDR and senior tranches of Enhanced Equipment Trust Certificates, for which IDRs are secondary dependencies, as Fitch focuses primarily on structure, collateral and legal protection.

At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate,

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but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. “B” ratings indicate that material credit risk is present.

CCC: Substantial Credit Risk. “CCC” ratings indicate that substantial credit risk is present.

CC: Very High Levels of Credit Risk. “CC” ratings indicate very high levels of credit risk.

C: Exceptionally High Levels of Credit Risk. “C” indicates exceptionally high levels of credit risk.

The ratings of corporate finance obligations are linked to IDRs (or sometimes Viability Ratings for banks and non-bank financial institutions) by i) recovery expectations, including as often indicated by Recovery Ratings assigned in the case of low speculative grade issuers and ii) for banks and non-bank financial institutions an assessment of nonperformance risk relative to the risk captured in the IDR or Viability Ratings (e.g. in respect of certain hybrid securities).

For performing obligations, the obligation rating represents the risk of default including the effect of expected recoveries on the credit risk should a default occur.

If the obligation rating is higher than the rating of the issuer, this indicates above average recovery expectations in the event of default. If the obligations rating is lower than the rating of the issuer, this indicates low expected recoveries should default occur.

Ratings in the categories of “CCC”, “CC” and “C” can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Description of Fitch Ratings’ Issuer Default Ratings:

Rated entities in several sectors, including financial and non-financial corporations, sovereigns, insurance companies and some sectors within public finance, are generally assigned IDRs. IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default including by way of a distressed debt exchange (DDE) – on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly Speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk. Default is a real possibility.

CC: Very High Levels of Credit Risk. Very low margin for safety. Default of some kind appears probable.

C: Near Default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a “C” category rating for an issuer include:

• The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

• The formal announcement by the issuer or their agent of a DDE; and

• A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay

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interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted Default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced:

• An uncured payment default or DDE on a bond, loan or other material financial obligations, but has not entered into bankruptcy filing, administration, receivership, liquidation, or other formal winding-up procedure, and

• Has not otherwise ceased operating.

• This would include:

• The selective payment default on a specific class or currency of debt;

• The uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

D: Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Description of Fitch Ratings’ Structured Finance Long-Term Obligation Ratings:

Ratings of structured finance obligations on the long-term scale consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA: Highest Credit Quality.

“AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality.

“AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality.

“A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.

“BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

“BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly Speculative.

“B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk.

Very low margin for safety. Default is a real possibility.

CC: Very High Levels of Credit Risk.

Default of some kind appears probable.

C: Exceptionally High Levels of Credit Risk.

Default appears imminent or inevitable.

D: Default.

Indicates a default. Default generally is defined as one of the following:

• Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

• Bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

• Distressed exchange of an obligation, where creditors were offered securities with diminished structural or

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economic terms compared with the existing obligation to avoid a probable payment default.

Description of Fitch Ratings’ Country Ceilings Ratings:

Country Ceilings are expressed using the symbols of the long-term issuer primary credit rating scale and relate to sovereign jurisdictions also rated by Fitch on the IDR scale. They reflect the agency’s judgment regarding the risk of capital and exchange controls being imposed by the sovereign authorities that would prevent or materially impede the private sector’s ability to convert local currency into foreign currency and transfer to non-resident creditors — transfer and convertibility (T&C) risk. They are not ratings but expressions of a cap for the foreign currency issuer ratings of most, but not all, issuers in a given country. Intervention through capital or currency controls where an issuer is prevented comprehensively by its own government from paying out on cross-border bonds, held by investors both inside and outside its borders, would typically lead to a T&C default.

Description of Fitch Ratings’ Sovereigns, Public Finance and Global Infrastructure Obligations:

Ratings of public finance obligations, infrastructure and project finance obligations on the long-term scale, structured finance and fund finance obligations only consider the obligations’ relative vulnerability to default.

In limited cases in U.S. public finance, where Chapter 9 of the Bankruptcy Code provides reliably superior prospects for ultimate recovery to local government obligations that benefit from a statutory lien on revenues, Fitch reflects this in a security rating with limited notching above the IDR. Recovery expectations can also be reflected in a security rating in the U.S. during the pendency of a bankruptcy proceeding under the Code if there is sufficient visibility on potential recovery prospects.

Recovery Ratings are only assigned to infrastructure and project finance obligations, to indicate likely recovery prospects upon request. They are assessed in parallel to instrument ratings and typically do not influence the obligation rating, which remains premised on vulnerability to default.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly Speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk. Very low margin for safety. Default is a real possibility.

CC: Very High Levels of Credit Risk. Default of some kind appears probable.

C: Exceptionally High Levels of Credit Risk. Default appears imminent or inevitable.

D: Default. Indicates a default. Default generally is defined as one of the following:

• Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

• Bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor where payment default on an obligation is a virtual certainty; or

• Distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Notes: In U.S. public finance, obligations may be pre-refunded, where funds sufficient to meet the requirements of the respective obligations are placed in an escrow account. When obligation ratings are maintained based on the escrowed funds and their structural elements, the ratings carry the suffix “pre” (e.g. “AAApre”, “AA+pre”).

Structured Finance Defaults

Imminent default, categorized under “C”, typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment but (as is

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typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the “C” category.

Structured Finance Write-downs

Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible write-down of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of “D” will be assigned to the instrument. Where the agency believes the write-down may prove to be temporary (and the loss may be written up again in future if and when performance improves), then a credit rating of “C” will typically be assigned. Should the write-down then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the write-down later be deemed as irreversible, the credit rating will be lowered to “D”.

Notes:

In the case of structured finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

The suffix “sf” denotes an issue that is a structured finance transaction.

Description of Fitch Ratings’ Short-Term Ratings Assigned to Issuers and Obligations:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default Risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

State Tax Treatment

Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by the TCJA, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The following information on the state income tax treatment of dividends from the Funds is for general information only and is not tax advice. You may be subject to local taxes on dividends and/or the value of your shares. Shareholders should consult their tax advisors before making an investment in a Fund. Except where otherwise noted, the information pertains to individual state income taxation only. Corporations, trusts, estates and other entities may be subject to income, franchise and/or other local taxes on their investments in a Fund. Shareholders that are subject to other state or local taxes of a particular state should consult their tax advisors regarding the application of such taxes to their investment. For some investors, all or a portion of the dividend income may be subject to the federal and/or state alternative minimum tax. In addition, interest on indebtedness incurred to carry tax-exempt obligations and expenses incurred in the production of such tax-exempt income may reduce the amount of income excluded from taxation (or be required to be added to the tax base) in some states. Some states may have separate reporting or identification requirements (either by the Fund, the shareholder, or both) in order for income to qualify as tax exempt. Because dividends

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from a Fund are exempt from certain state personal income taxes, a Fund may not be a suitable investment for retirement plans and other tax-exempt investors. In addition, exempt-interest dividends derived from a state-specific Fund by a shareholder that is a resident of another state generally will not be exempt to any significant degree from the taxes imposed on such shareholder in his state of residence.

Alabama Under Section 40-18-14(3)f of the Alabama Code, interest on obligations of the state of Alabama and any of its counties, municipalities or other political subdivisions is exempt from the Alabama individual income tax. Section 40-18-14(3)d of the Alabama Code provides similar tax-exempt treatment for interest on exempt obligations of the U.S. government or its possessions. In addition, the position of the Alabama Department of Revenue, as reflected in the instructions to Form 40, Alabama Individual Income Tax Return, is that dividends derived from interest on United States obligations and/or Alabama municipal obligations that are received from a regulated investment company, such as the Alabama Fund, are exempt from the Alabama individual income tax. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions generally are fully taxable for Alabama individual income tax purposes. To the extent that such investments are made by the Alabama Fund, such as for temporary or defensive purposes, the dividends derived from such investment will be included in an individual shareholder’s Alabama taxable income. Any distributions of capital gains earned by the Alabama Fund are included in an individual shareholder's Alabama taxable income.

Georgia Under Ga. Code Ann. Section 48-7-27(b)(1), dividend or interest income on obligations of any state, other than the state of Georgia and its political subdivisions which is excluded from federal adjusted gross income, is added back in computing Georgia taxable income. However, dividend or interest income on obligations of the state of Georgia and its political subdivisions are exempt and therefore not required to be added back in determining Georgia taxable income. The instructions to the Georgia individual income tax return also require that dividends from mutual funds derived from non-Georgia municipal bonds be added back in computing Georgia taxable income. No add back is required in connection with dividends from mutual funds derived from obligations of the state of Georgia or its political subdivisions. Under Ga. Code Ann. Section 48-7-27(b)(2), dividend or interest income on exempt obligations of the U.S. government, its territories and possessions (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands), or of any authority, commission, or instrumentality of the United States, to the extent exempt from state income taxes under the laws of the United States, also is exempt from Georgia’s individual income tax. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannies Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Georgia individual income tax purposes. To the extent that such investments are made by the Georgia Fund, such as for temporary or defensive purposes, the dividends derived from such investments will be included in an individual shareholder’s Georgia taxable income. Any distributions of capital gains earned by the Georgia Fund generally are included in an individual shareholder’s Georgia taxable income.

Louisiana Under La. Rev. Stat. Ann. Section 47:293(9), interest earned on exempt obligations of the state of Louisiana or its political subdivisions and income that is exempt from taxation under the laws of Louisiana or the laws of the United States (such as direct obligations of the U.S. government and qualifying obligations of U.S. territories and possessions) is exempt from the Louisiana individual income tax. La. Rev. Stat. Ann. Section 47:293(9)(d) provides in part that income distributed by a mutual fund (such as the Louisiana Fund) to an individual taxpayer retains the same character as it had in the mutual fund. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions (if title in such other state obligation vested on or after January 1, 1980) are fully taxable for Louisiana individual income tax purposes. To the extent that such investments are made by the Louisiana Fund, such as for temporary or defensive purposes, the dividends derived from such investments will be included in an individual shareholder’s Louisiana taxable income. Any distributions of capital gains earned by the Louisiana Fund are included in an individual shareholder’s Louisiana taxable income.

Maryland Interest on obligations of the state of Maryland and its political subdivisions is excluded from the Maryland personal income tax. Maryland Administrative Release No. 5 clarifies that this exemption applies to distributions from a regulated investment company, such as the Maryland Fund. In addition, under Md. Code Ann. Tax-Gen Section 10-207(c), interest attributable to direct obligations of the U.S. government or an authority, commission, instrumentality, possession or territory of the U.S. (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) also is exempt from Maryland's personal income tax. Under Md. Code Ann. Tax-Gen Section 10-207(c-1), this exemption is extended to distributions from a regulated investment company, such as the Maryland Fund. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Maryland personal income tax purposes. To the extent that such investments are made by the Maryland Fund, such as for temporary or defensive purposes, the dividends derived

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from such investments will be included in an individual shareholder’s Maryland taxable income.

Under Md. Code Ann. Tax-Gen Section 10-207(i), profit realized from the sale or exchange of bonds issued by the state of Maryland or a political subdivision thereof is excluded from the Maryland personal income tax. Maryland Administrative Release No. 5 clarifies that if a dividend from a mutual fund, such as the Maryland Fund, includes profit or gain from the sale of a Maryland state or local obligation, such gain is exempt from Maryland personal income tax. All other capital gain distributions by the Maryland Fund (as well as capital gains realized on the sale of shares of the Maryland Fund by a shareholder) are taxable for purposes of the Maryland personal income tax.

Missouri Under Mo. Rev. Stat. Section 143.121, interest attributable to obligations of the state of Missouri and its political subdivisions or authorities is exempt from Missouri individual income tax. In addition, interest attributable to direct obligations of the U.S. government, its authorities, commissions, instrumentalities, possessions or territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) is exempt from the Missouri individual income tax. Pursuant to Mo. Code Regs. Section 10-2.155, a regulated investment company such as the Missouri Fund may pass through to its shareholders the tax-exempt character of interest from such Missouri obligations or United States obligations. The regulated investment company must provide written notice of the percentage of its dividends attributable to United States obligations within 60 days of the close of its taxable year and a copy of the year end statement received from the regulated investment company identifying all United States obligations by issuer or a summary document indicating the percentage of dividends attributable to interest on United States obligations must be attached to the Missouri income tax return when filed. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Missouri individual income tax purposes. To the extent that such investments are made by the Missouri Fund, such as for temporary or defensive purposes, the dividends derived from such investment will be included in an individual shareholder’s Missouri taxable income. Any distributions of capital gains earned by the Missouri Fund are included in an individual shareholder's Missouri taxable income.

North Carolina Pursuant to N.C. Gen. Stat. Section 105-153.5(b)(1), interest on obligations of the state of North Carolina or its political subdivisions and direct obligations of the United States or its possessions, (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) is exempt from the North Carolina individual income tax. Pursuant to N.C. Admin Code Sections 6B.4101 and 6B.4103, and North Carolina Individual Income Technical Bulletin No. XXIII (December, 2020), distributions received from a regulated investment company, such as the North Carolina Fund, that are attributable to interest on such North Carolina obligations or United States obligations are exempt from the North Carolina individual income tax. The regulated investment company must furnish the taxpayer a statement verifying the amount of interest paid which is derived from United States obligations. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for North Carolina individual income tax purposes. To the extent that such investments are made by the North Carolina Fund, such as for temporary or defensive purposes, the dividends derived from such investment will be included in an individual shareholder’s North Carolina taxable income.

Any distributions of capital gains earned by the Fund are included in an individual shareholder's North Carolina taxable income, except that distributions of capital gains from the sale of certain North Carolina obligations issued before July 1, 1995 may be exempt from taxation.

Virginia Under Va. Code Ann. Section 58.1-322.02, income derived from obligations, or on the sale or exchange of obligations, of the state of Virginia, its political subdivisions, and instrumentalities and income derived from direct obligations, or on the sale or exchange of direct obligations, of the U.S. government or its authorities, commission, instrumentalities or territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands), to the extent exempt from state income taxes under the laws of the United States, are exempt from the Virginia individual income tax. Under Va. Code. Ann. Section 10-110-142, interest on such Virginia obligations or United States obligations received by a regulated investment company and passed through to the stockholders in qualifying distributions will retain their exempt status in the hands of the shareholders for purposes of the Virginia individual income tax. However, if a shareholder receives a distribution from a regulated investment company that includes interest from both exempt and non-exempt obligations, all income is presumed taxable by Virginia unless the tax-exempt portion of income can be determined with reasonable certainty and substantiated. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Virginia individual income tax purposes. To the extent that such investments are made by the Virginia Fund, such as for temporary or defensive purposes, the dividends derived from such investment will be included in an individual shareholder’s Virginia taxable income.

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STATEMENT OF ADDITIONAL INFORMATION

FRANKLIN TAX-FREE TRUST

July 1, 2026

Class
	A	A1	C	R6	Advisor
Franklin Arizona Tax-Free Income Fund	FAZQX	FTAZX	FAZIX	FAZRX	FAZZX
Franklin Colorado Tax-Free Income Fund	FCOQX	FRCOX	FCOIX	FKTLX	FCOZX
Franklin Connecticut Tax-Free Income Fund	FQCTX	FXCTX	FCTIX	FCTQX	FCNZX
Franklin Michigan Tax-Free Income Fund	FMQTX	FTTMX	FRMTX	FKTNX	FMTFX
Franklin Minnesota Tax-Free Income Fund	FMNQX	FMINX	FMNIX	FKTDX	FMNZX
Franklin Ohio Tax-Free Income Fund	FOHQX	FTOIX	FOITX	FKTOX	FROZX
Franklin Oregon Tax-Free Income Fund	FOFQX	FRORX	FORIX	FOFRX	FOFZX
Franklin Pennsylvania Tax-Free Income Fund	FPAQX	FRPAX	FRPTX	FRPRX	FPFZX

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' (hereafter “the Fund”) prospectus. The Fund's prospectus, dated July 1, 2026, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund's Form N-CSR, for the fiscal year ended February 28, 2026, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus, shareholder report, and/or financial statements, contact your investment representative or call (800) DIAL BEN/342-5236.

Mutual funds, annuities, and other investment products:

• are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

• are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

• are subject to investment risks, including the possible loss of principal.

P.O. Box 33030 St. Petersburg, FL 33733 (800) DIAL BEN® /342-5236	1	TF3 SAI 07/26

Goals, Strategies and Risks

The following information provided with respect to the Fund is in addition to that included in the Fund’s prospectus. In addition to the main types of investments and strategies undertaken by the Fund as described in the prospectus, the Fund also may invest in other types of instruments and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies with respect to the Fund are discussed in greater detail in the section below entitled "Glossary of Investments, Techniques, Strategies and Their Risks."

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. With the exception of (i) compliance with the Fund’s 80% policy as described in the prospectus, (ii) the Fund's limitations on borrowing and illiquid securities as described herein, and (iii) as otherwise noted herein, in most cases, the Fund is not required to sell an investment because circumstances change and the investment no longer meets one or more of the Fund's policies or restrictions. Other than the exceptions described above, if a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of portfolio investments will not be considered a violation of the restriction or limitation.

Incidental to the Fund’s other investment activities, including in connection with a bankruptcy, restructuring, workout, or other extraordinary events concerning a particular investment the Fund owns, the Fund may receive securities (including convertible securities, warrants and rights), real estate or other investments that the Fund normally would not, or could not, buy. If this happens, the Fund may, although it is not required to, sell such investments as soon as practicable while seeking to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed without the approval of shareholders.

For more information about the restrictions of the Investment Company Act of 1940 (1940 Act) on the Fund with respect to borrowing and senior securities, see “Glossary of Investments, Techniques, Strategies and Their Risks - Borrowing” below.

Fundamental Investment Policies

Each of the Michigan Fund’s, Minnesota Fund’s and Ohio Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. Each such Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of that Fund’s state.

Each of the Arizona Fund's, Colorado Fund's, Connecticut Fund's, Oregon Fund's and Pennsylvania Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of that Fund's state as is consistent with prudent investment management and the preservation of shareholders' capital.

Under normal market conditions, the Fund invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. The Fund applies this test to its net assets, except for the Michigan Fund, Minnesota Fund, and Ohio Fund, each of which applies this test to its total assets. In addition, under normal market conditions, each Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. Consistent with the Fund's investment policies and limitations, to the extent the Fund may invest in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, such investments will be included in the Fund’s 80% basket.

The Fund may not:

1. Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

2. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing

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interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5. (each Fund, except Ohio Fund:) Purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

6. (Ohio Fund:) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities.

7. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

8. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).1

9.(each Fund, except the Connecticut Fund:) Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

1. Although not part of the Fund's fundamental investment restriction, consistent with SEC Staff interpretations and guidance, governments or their political subdivisions that issue tax-exempt municipal securities are not considered by the Fund to be members of any industry.

Non-Fundamental Investment Policies

Municipal securities issued by a state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as qualifying municipal securities issued by U.S. territories such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands, generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of that state.

The Fund tries to invest all of its assets in tax-free municipal securities. The issuer's bond counsel generally gives the issuer an opinion on the tax-exempt status of a municipal security when the security is issued.

Some states may require the Fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-free under the laws of that state, in order for any portion of the Fund's distributions to be free from the state's personal income taxes. If the Fund's state requires this, the Fund will try to invest its assets as required so that its distributions will be free from personal income taxes for resident shareholders of the Fund's state.

The Connecticut Fund is non-diversified, which means that it generally invests a greater proportion of its assets in the securities of one or more issuers.

Additional Strategies

The Fund may invest in insured municipal securities. Because of its historical investment policy of investing in insured municipal securities, each of the Michigan, Minnesota and Ohio Fund's portfolio may consist to a large extent of insured municipal securities.

Glossary of Investments, Techniques, Strategies and Their Risks

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

“small portion”	less than 10%
“portion”	10% to 25%
“significant”	25% to 50%
“substantial”	50% to 66%
“primary”	66% to 80%
“predominant”	80% or more

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The Fund may invest in securities that are rated by various rating agencies such as Moody's Investors Service (Moody's), S&P® Global Ratings (S&P®) and Fitch Ratings (Fitch), as well as securities that are unrated.

The value of your shares in the Fund will increase as the value of the investments owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the investments owned by the Fund. In addition to the factors that affect the value of any particular investment that the Fund owns, the value of the Fund's shares may also change with movement in the investment markets as a whole.

The following is a description of various types of securities, instruments and techniques that may be purchased and/or

3

used by the Fund. Other types of municipal securities or strategies, not specifically described below, may become available or attractive that are similar to those described below and in which the Fund also may invest, if consistent with its investment goal and policies.

Municipal securities general description Municipal securities are issued by a state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as by the District of Columbia. These municipal securities generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of that state. In addition, U.S. territories such as Puerto Rico, Guam, the Mariana Islands or the U.S. Virgin Islands also issue qualifying municipal securities that generally pay interest free from federal income tax and from state personal income taxes. Generally for all municipal securities, the issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the “principal”) at maturity. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local government, specific projects or public facilities. Municipal securities generally are classified as general or revenue obligations.

The value of the municipal securities may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of the Fund's investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers.

There could be a limited market for certain municipal securities, and the Fund could face illiquidity risks. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations for their publicly-traded securities. The absence or inaccuracy of such information may impact the investment manager’s evaluation of credit and valuation risk.

From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Also, from time to time, proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. There is a substantial lack of clarity around both the timing and the details of any such tax reform and the impact of any potential tax reform. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment goals. Prospective investors should consult their own tax advisors regarding potential changes in tax laws.

General obligation bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund. As a result, an investment in revenue obligations is subject to greater risk of delay or non-payment if revenue does not accrue as expected or if other conditions are not met for reasons outside the control of the Fund. Conversely, if revenue accrues more quickly than anticipated, the Fund may receive payment before expected and have difficulty re-investing the proceeds on equally favorable terms.

Anticipation notes Anticipation notes are issued to provide interim financing of various municipal needs in anticipation of the receipt of other sources of money for repayment of the notes.

Bond anticipation notes are normally issued to provide interim financing until a long-term bond financing can be arranged which provides the money for the repayment of the notes.

Construction loan notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

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Revenue anticipation notes are issued in expectation of the receipt of revenue sources, other than tax receipts, such as anticipated revenues from a source such as turnpike tolls.

Tax anticipation notes are issued to finance the short-term working capital needs of municipalities in anticipation of the receipt of various seasonal tax revenues that are used to repay the notes. They are usually general obligations of the issuer and are secured by the taxing power for the payment of principal and interest.

Bank obligations Bank obligations include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time and savings deposits, bank notes and bankers' acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified period of time at a stated interest rate. Savings deposits are deposits that do not have a specified maturity and may be withdrawn by the depositor at any time. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The full amount of the Fund's investment in time and savings deposits or CDs may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (FDIC).

Bank obligations are exempt from registration with the SEC if issued by U.S. banks or foreign branches of U.S. banks. As a result, the Fund will not receive the same investor protections when investing in bank obligations as opposed to registered securities. Bank notes and other unsecured bank obligations are not guaranteed by the FDIC, so the Fund will be exposed to the credit risk of the bank or institution. In the event of liquidation, bank notes and unsecured bank obligations generally rank behind time deposits, savings deposits and CDs, resulting in a greater potential for losses to the Fund.

The Fund’s investments in bank obligations may be negatively impacted if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits). The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Borrowing The 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings would be disadvantageous from an investment standpoint.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” the Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Callable securities Callable securities give the issuer the right to redeem the security on a given date or dates (known as the call dates) prior to maturity. In return, the call feature is factored into the price of the debt security, and callable debt securities typically offer a higher yield than comparable non-callable securities. Certain securities may be called only in whole (the entire security is redeemed), while others may be called in part (a portion of the total face value is redeemed) and possibly from time to time as determined by the issuer. There is no guarantee that the Fund will receive higher yields or a call premium on an investment in callable securities.

The period of time between the time of issue and the first call date, known as call protection, varies from security to security. Call protection provides the investor holding the

5

security with assurance that the security will not be called before a specified date. As a result, securities with call protection generally cost more than similar securities without call protection. Call protection will make a callable security more similar to a long-term debt security, resulting in an associated increase in the callable security's interest rate sensitivity.

Documentation for callable securities usually requires that investors be notified of a call within a prescribed period of time. If a security is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. Issuers are more likely to exercise call options in periods when interest rates are below the rate at which the original security was issued, because the issuer can issue new securities with lower interest payments. Callable securities are subject to the risks of other debt securities in general, including prepayment risk, especially in falling interest rate environments.

Commercial paper Commercial paper is an unsecured, short-term loan to a corporation, typically for financing accounts receivable and inventory with maturities of up to 270 days. The Fund may invest in taxable commercial paper only for temporary defensive purposes.

Convertible zero-coupon and step coupon bonds Convertible zero-coupon securities have no coupon until a predetermined date, at which time they convert to a specified coupon security. Zero-coupon bonds tend to react more sharply to changes in interest rates than traditional bonds.

Defaulted debt securities If the issuer of a debt security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's net asset value may be adversely affected before an issuer defaults. The Fund may incur additional expenses if it tries to recover principal or interest payments on a defaulted security. Defaulted debt securities often are illiquid.

The Fund may not buy defaulted debt securities. However, the Fund is not required to sell a debt security that has defaulted if the investment manager believes it is advantageous to continue holding the security.

Illiquid securities Generally, an “illiquid security” or “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments generally include investments for which no market exists or which are legally restricted as to their transfer (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws). Restricted securities are generally sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act). If registration of a security previously acquired in a private transaction is required, the Fund, as the holder of the security, may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it will be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. To the extent it is determined that there is a liquid institutional or other market for certain restricted securities, the Fund would consider them to be liquid securities. An example is a restricted security that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act, and for which a liquid institutional market has developed. Rule 144A securities may be subject, however, to a greater possibility of becoming illiquid than securities that have been registered with the SEC.

The following factors may be taken into account in determining whether a restricted security is properly considered a liquid security: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) any dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., any demand, put or tender features, the method of soliciting offers, the mechanics and other requirements for transfer, and the ability to assign or offset the rights and obligations of the security). The nature of the security and its trading includes the time needed to sell the security, the method of soliciting offers to purchase or sell the security, and the mechanics of transferring the security including the role of parties such as foreign or U.S. custodians, subcustodians, currency exchange brokers, and depositories.

The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (OTC) markets. Illiquid investments often sell at a price lower than similar investments that are not subject to restrictions on resale.

The risk to the Fund in holding illiquid investments is that they may be more difficult to sell if the Fund wants to dispose of the investment in response to adverse developments or in order to raise money for redemptions or other investment opportunities. Illiquid trading conditions may also make it more difficult for the Fund to realize an investment's fair value.

The Fund may also be unable to achieve its desired level of exposure to a certain investment, issuer, or sector due to

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overall limitations on its ability to invest in illiquid investments and the difficulty in purchasing such investments.

If illiquid investments exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce its holdings of illiquid investments to or below 15% of its net assets within a reasonable period of time, and will notify the Trust’s board of trustees and make the required filings with the SEC in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments may cause the net asset value of a Fund to decline.

Insurance The Fund may also invest in insured municipal securities. Normally, the underlying rating of an insured security is one of the top three ratings of Fitch, Moody's or S&P. An insurer may insure municipal securities that are rated below the top three ratings or that are unrated if the securities otherwise meet the insurer's quality standards.

The Fund will only enter into a contract to buy an insured municipal security if either permanent insurance or an irrevocable commitment to insure the municipal security by a qualified municipal bond insurer is in place. The insurance feature guarantees the scheduled payment of principal and interest, but does not guarantee (i) the market value of the insured municipal security, (ii) the value of the Fund's shares, or (iii) the Fund's distributions.

Types of insurance. There are three types of insurance: new issue, secondary and portfolio. A new issue insurance policy is purchased by the issuer when the security is issued. A secondary insurance policy may be purchased by the Fund after a security is issued. With both new issue and secondary policies, the insurance continues in force for the life of the security and, thus, may increase the credit rating of the security, as well as its resale value. However, in response to market conditions rating agencies have lowered their ratings on some municipal bond insurers below BBB or withdrawn ratings. In such cases the insurance is providing little or no enhancement of credit or resale value to the municipal security and the security's rating will reflect the higher of the insurer rating or the underlying rating of the security.

The Fund may buy a secondary insurance policy at any time if the investment manager believes the insurance would be in the best interest of the Fund. The Fund is likely to buy a secondary insurance policy if, in the investment manager's opinion, the Fund could sell a security at a price that exceeds the current value of the security, without insurance, plus the cost of the insurance. The purchase of a secondary policy, if available, may enable the Fund to sell a defaulted security at a price similar to that of comparable securities that are not in default. The Fund would value a defaulted security covered by a secondary insurance policy at its market value.

The Fund also may buy a portfolio insurance policy. Unlike new issue and secondary insurance, which continue in force for the life of the security, portfolio insurance only covers securities while they are held by the Fund. If the Fund sells a security covered by portfolio insurance, the insurance protection on that security ends and, thus, cannot affect the resale value of the security. As a result, the Fund may continue to hold any security insured under a portfolio insurance policy that is in default or in significant risk of default and, absent any unusual or unforeseen circumstances as a result of the portfolio insurance policy, would likely value the defaulted security, or security for which there is a significant risk of default, at the same price as comparable securities that are not in default. While a defaulted security is held in the Fund's portfolio, the Fund continues to pay the insurance premium on the security but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the security comes due.

The insurance premium the Fund pays for a portfolio insurance policy is a Fund expense. The premium is payable monthly and is adjusted for purchases and sales of covered securities during the month. If the Fund fails to pay its premium, the insurer may take action against the Fund to recover any premium payments that are due. The insurer may not change premium rates for securities covered by a portfolio insurance policy, regardless of the issuer's ability or willingness to meet its obligations.

Qualified municipal bond insurers. Insurance policies may be issued by a qualified municipal bond insurer. The bond insurance industry is a regulated industry. Any bond insurer must be licensed in each state in order to write financial guarantees in that jurisdiction. Regulations vary from state to state. Most regulators, however, require minimum standards of solvency and limitations on leverage and investment of assets. Regulators also place restrictions on the amount an insurer can guarantee in relation to the insurer's capital base. Neither the Fund nor the investment manager makes any representations as to the ability of any insurance company to meet its obligation to the Fund if called upon to do so.

If an insurer is called upon to pay the principal or interest on an insured security that is due for payment but that has not been paid by the issuer, the terms of payment would be governed by the provisions of the insurance policy. After payment, the insurer becomes the owner of the security, appurtenant coupon, or right to payment of principal or interest on the security and is fully subrogated to all of the Fund's rights with respect to the security, including the right to payment. The insurer's rights to the security or to payment of principal or interest are limited, however, to the amount the insurer has paid.

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State regulators have from time to time required municipal bond insurers to suspend claims payments on outstanding insurance in force. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a decrease in the supply of insured municipal securities and a consolidation among municipal bond insurers concentrating the insurance company credit risk on securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by the insurer and on the municipal markets as a whole.

Interfund lending program Pursuant to an exemptive order granted by the SEC (Lending Order), the Fund has the ability to lend money to, and borrow money from, other Franklin Templeton funds for temporary purposes (Interfund Lending Program) pursuant to a master interfund lending agreement (Interfund Loan). Lending and borrowing through the Interfund Lending Program provides the borrowing fund with a lower interest rate than it would have paid if it borrowed money from a bank, and provides the lending fund with an alternative short-term investment with a higher rate of return than other available short-term investments. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may only participate in the Interfund Lending Program to the extent permitted by its investment goal(s), policies and restrictions and only subject to meeting the conditions of the Lending Order.

The limitations of the Interfund Lending Program are described below and these and the other conditions of the Lending Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending and borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one business day’s notice, in which case the borrowing fund may have to utilize a line of credit, which would likely involve higher rates, seek an Interfund Loan from another fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending fund or force the lending fund to borrow or liquidate securities to meet its liquidity needs.

Under the Interfund Lending Program, the Fund may borrow on an unsecured basis through the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an Interfund Loan exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. The Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after such borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.

If the Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default by the Fund occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call would be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

In addition, no fund may lend to another fund through the Interfund Lending Program if the loan would cause the lending fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans will be limited to the time required to obtain cash sufficient to repay such Interfund Loan, either through the sale of portfolio securities or the net sales of the fund’s shares, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

Investment company securities The Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one

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investment company will be owned by the Fund. The Fund will limit its investments in funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits. For example, Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund's ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund's ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund's flexibility with respect to making investments in those unaffiliated investment companies. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

Mandatory tender (mandatory put) municipal securities Mandatory tender (mandatory put) municipal securities may be sold with a requirement that a holder of a security surrender the security to the issuer or its agent for cash at a date prior to the stated maturity. On the predetermined tender date, the holder receives principal and accrued interest.

Maturity Municipal securities are issued with a specific maturity date--the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to interest rate changes, although they may provide higher yields.

Municipal lease obligations Municipal lease obligations generally are issued to support a government's infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations. Municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee typically can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.

The Fund may also gain exposure to municipal lease obligations through certificates of participation, which represent a proportionate interest in the payments under a specified lease or leases.

Because annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt, and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, the Fund believes that this risk may be reduced, although not eliminated, by its policies on the credit quality of municipal securities in which it may invest.

Refunded bonds The issuer of a refunded bond (also known as pre-refunded or escrow-secured bonds) “pre-refunds” the bond by setting aside in advance all or a portion of the amount to be paid to the bondholders when the bond is called. Generally, an issuer uses the proceeds from a new bond issue to buy high-grade, interest-bearing debt securities, including direct obligations of the U.S. government, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the refunded bonds. Because refunded bonds still bear the same interest rate as when they were originally issued and are of very high credit quality, their market value may increase. However, as the refunded bond approaches its call or ultimate maturity date, the bond’s market value will tend to fall to its call or par price. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”), interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax.

Stripped securities Stripped securities are debt securities that have been transformed from a principal amount with periodic interest coupons into a series of zero coupon bonds,

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each with a different maturity date corresponding to one of the payment dates for interest coupon payments or the redemption date for the principal amount. Stripped securities are subject to all the risks applicable to zero coupon bonds as well as certain additional risks.

Like zero coupon bonds, stripped securities do not provide for periodic payments of interest prior to maturity. Rather they are offered at a discount from their face amount that will be paid at maturity. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

Tax-exempt commercial paper Tax-exempt commercial paper typically represents an unsecured short-term obligation (270 days or less) issued by a municipality.

Tax-exempt or qualified private activity and industrial development revenue bonds Tax-exempt industrial development revenue and other similar bonds are part of a category of securities sometimes known as tax-exempt or qualified private activity bonds. These bonds are typically issued by or on behalf of public authorities to finance various privately operated facilities which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment. As a result, these bonds may involve a greater degree of corporate credit risk than other municipal securities.

Temporary investments When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in temporary defensive investments, including cash, cash equivalents or other high quality short-term investments, such as short-term debt instruments, including U.S. government securities, high grade commercial paper, repurchase agreements, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers acceptances, variable rate demand notes, and other money market equivalents. To the extent allowed by exemptions from and rules under the 1940 Act and the Fund's other investment policies and restrictions, the investment manager also may invest the Fund's assets in shares of one or more money market funds managed by the investment manager or its affiliates. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the states and territories where the Fund invests. Temporary defensive investments can and do experience defaults. The likelihood of default on a temporary defensive investment may increase in the market or economic conditions which are likely to trigger the Fund's investment therein.

Temporary defensive investments generally may include securities that pay taxable interest, including (i) for the state Funds, municipal securities issued by a state or local government other than the Fund's state; (ii) high quality commercial paper; or (iii) securities issued by or guaranteed by the full faith and credit of the U.S. government. The Fund also may invest all of its assets in municipal securities issued by a U.S. territory such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands. The investment manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. When the Fund's assets are invested in temporary investments, the Fund may not be able to achieve its investment goal.

Unrated debt securities Not all debt securities or their issuers are rated by rating agencies, sometimes due to the size of or manner of the securities offering, the decision by one or more rating agencies not to rate certain securities or issuers as a matter of policy, or the unwillingness or inability of the issuer to provide the prerequisite information and fees to the rating agencies. Some debt securities markets may have a disproportionately large number of unrated issuers.

In evaluating unrated securities, the investment manager may consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Although unrated debt securities may be considered to be of investment grade quality, issuers typically pay a higher interest rate on unrated than on investment grade rated debt securities. Less information is typically available to the market on unrated securities and obligors, which may increase the potential for credit and valuation risk.

Investment grade debt securities Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as Fitch (rated BBB- or better), S&P (rated BBB- or better), or Moody’s (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Generally, a higher rating indicates the rating agency’s opinion that there is less risk of default of obligations thereunder including timely repayment of principal and payment of interest. Debt securities in the lowest investment grade category may have speculative characteristics and more closely resemble high-yield debt securities than investment-grade debt securities. Lower-rated securities may be subject to all the risks applicable to high-yield debt securities and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

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A number of risks associated with rating agencies apply to the purchase or sale of investment grade debt securities.

U.S. government securities U.S. government securities include obligations of, or securities guaranteed by, the U.S. federal government, its agencies, instrumentalities or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by the Government National Mortgage Association (GNMA). A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In the event of a default, an investor like the Fund would only have legal recourse to the issuer, not the U.S. government. Although the U.S. government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by the Fund. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Variable or floating rate securities The Fund may invest in variable or floating rate securities, including variable rate demand notes, municipal inflation protected securities, index-based floating rate securities, and auction rate securities, which have interest rates that change either at specific intervals from daily up to semiannually, or whenever a benchmark rate changes. The interest rate adjustments are designed to help stabilize the security's price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the security's market price when interest rates or benchmark rates rise, it lowers the Fund's income when interest rates or benchmark rates fall. Of course, the Fund's income from its variable and floating rate investments also may increase if interest rates rise.

Variable or floating rate securities may include a demand feature, which may be unconditional. The demand feature allows the holder to demand prepayment of the principal amount before maturity, generally on one to 30 days' notice. The holder receives the principal amount plus any accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the security. The Fund generally uses variable or floating rate securities as short-term investments while waiting for long-term investment opportunities.

Movements in the relevant index or benchmark on which adjustments are based will affect the interest paid on these securities and, therefore, the current income earned by the Fund and the securities' market value. The degree of volatility in the market value of the variable rate securities held by the Fund will generally increase along with the length of time between adjustments, the degree of volatility in the applicable index, benchmark or base lending rate and whether the index, benchmark or base lending rate to which it resets or floats approximates short-term or other prevailing interest rates. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the security.

The income earned by the Fund and distributed to shareholders will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus the Fund's income will be more unpredictable than the income earned on similar investments with a fixed rate of interest.

When-issued transactions Municipal securities may be offered on a “when-issued” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. If the other party to the transaction fails to deliver or pay for the security, the Fund could miss a favorable price or yield opportunity, or could experience a loss.

When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and includes the value of the security in the calculation of its net asset value. The Fund does not believe that its net asset value or income will be negatively affected by its purchase of municipal securities on a when-issued basis. The Fund will not engage in when-issued transactions for investment leverage purposes.

Although the Fund generally will buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is considered advisable. If assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will not earn income on those assets. When-issued transactions also are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only

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limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed.

Zero coupon and deferred interest securities Zero coupon or deferred interest bonds are debt securities that make no periodic interest payments until maturity or a specified date when the securities begin paying current interest (cash payment date). Zero coupon and deferred interest bonds generally are issued and traded at a discount from their face amount or par value.

The original discount on zero coupon or deferred interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates.

For accounting and federal tax purposes, holders of bonds issued at a discount, such as the Fund, are deemed to receive interest income over the life of the bonds even though the bonds do not pay out cash to their holders before maturity or the cash payment date. That income is distributable to Fund shareholders even though no cash is received by the Fund at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

The following is a description of the general risks associated with the Fund's investments in municipal securities.

Credit quality All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Moody's and S&P, often rate municipal securities based on their analysis of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. Securities in the top four long term ratings categories (or comparable short-term rated or unrated securities) are “investment grade,” although securities in the fourth highest rating category may have some speculative features. These ratings are described at the end of this SAI under “Description of Ratings.” Lower-rated securities may be subject to all the risks applicable to high-yield debt securities and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

A number of risks associated with rating agencies apply to the purchase or sale of investment grade debt securities.

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal securities are insured, which means they are covered by an insurance policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain high quality securities, including securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

Any limitations on the credit quality of the securities the Fund may buy generally are applied when the Fund makes an investment so that the Fund is not required to sell a security because of a later change in circumstances.

In addition to considering ratings in its selection of the Fund's portfolio securities, the investment manager may consider, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds. Securities that depend on the credit of the U.S. government are regarded as having the same or equivalent rating as U.S. government securities.

Credit Debt securities are subject to the risk of an issuer's (or other party's) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund's ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value

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of a debt security is also affected by the market's perception of the creditworthiness of the issuer.

The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the investment manager or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors' interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party's ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.

Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Debt securities ratings The investment manager performs its own independent investment analysis of securities being considered for the Fund's portfolio, which includes consideration of, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The investment manager also considers the ratings assigned by various investment services and independent rating agencies, such as Moody's, S&P, and Fitch, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories. These ratings are described at the end of this SAI under “Description of Ratings.”

Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor's ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency's current opinion of an obligor's overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer's current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency's prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

Extension The market value of some debt securities may be adversely affected when bond calls or prepayments on underlying assets are less or slower than anticipated. This risk is extension risk. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets. As a consequence, the security's effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Focus Because each Fund predominantly invests in the municipal securities of its state, its performance is closely tied to the performance of issuers of municipal securities in its state. See “State and U.S. Territory Risks” below.

The greater the Fund’s exposure to any single type of investment – including investment in a given sector, region, issuer, or type of security – the greater the losses the Fund may experience upon any single economic, business, political, regulatory, or other occurrence.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income Income risk is the risk that the Fund's income will decline during periods of falling interest rates, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon a sale of a debt security. The Fund's income declines when interest rates fall because, as the Fund's higher-yielding debt securities mature, are prepaid or are sold, the Fund may have to re-invest the proceeds in debt securities that have lower interest rates. The amount and rate of distributions that the Fund's shareholders receive are affected by the income that the Fund receives from its

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portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund may be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.

Inflation The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Interest rate The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund's average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Prepayment Debt securities, especially bonds that are subject to “calls” are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security's issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

The following is a description of the general risks associated with the Fund's investments in municipal securities.

Artificial intelligence Artificial intelligence refers to computer systems that can perform tasks that would otherwise require human intelligence and encompasses various different forms of artificial intelligence, including machine learning models. Artificial intelligence is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. Artificial intelligence can be categorized into two types: narrow artificial intelligence, which is designed for specific tasks, and general artificial intelligence, which has the ability to perform any intellectual task that a human can do and includes generative artificial intelligence (“GAI”). GAI is a type of artificial intelligence technology that produces new text, images, audio, and other content based on training data that includes examples of the desired output.

Typically, users enter questions, queries, or other inputs that prompt the GAI model or tool to produce output. In addition, some software uses GAI to suggest changes, summarize information, or translate text. Artificial intelligence has various applications in many fields such as healthcare, finance, transportation, and law.

The use of artificial intelligence in general may adversely impact markets, the overall performance of the Fund’s investments, or the services provided to the Fund by its service providers. The investment manager or a third party service provider may use and/or expand its use of artificial intelligence in connection with its business, operating and investment activities and the Fund's investments may also use such technologies. Actual usage of such artificial intelligence will vary, and while the investment manager expects it and the Fund’s third party service provider may, from time to time, adopt and adjust usage policies and procedures governing the use of artificial intelligence by its personnel, there is a risk of misuse of artificial intelligence technologies.

Artificial intelligence is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but

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it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by artificial intelligence. Therefore, it is possible that the information provided through use of artificial intelligence could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses.

Artificial intelligence and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations. Ongoing and future regulatory actions with respect to artificial intelligence generally or artificial intelligence's use in any industry in particular may alter, perhaps to a materially adverse extent, the ability of the investment manager, third-party service provider, the Fund or its investments to utilize artificial intelligence in the manner it has to-date, and may have an adverse impact on the ability of any of those entities to continue to operate as intended.

Cybersecurity With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity incidents affecting the Fund’s investment manager and other service providers to the Fund or its shareholders (including, but not limited to, sub-advisors, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Fund and its shareholders, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business and the Fund to process transactions (including fulfillment of purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Fund’s investment manager has established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Inside information The investment manager (through its representatives or otherwise) may receive information that restricts the investment manager's ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund's flexibility with respect to buying or selling securities and may impair the Fund's liquidity.

Liquidity Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular

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security becomes illiquid (for example, due to changes in the issuer's financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer's securities were more widely held. The Fund may also need to sell some of the Fund's more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security's market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

The market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

Management The investment manager's judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund's portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund's share price.

The investment manager selects investments for the Fund based on its own analysis and information as well as on external sources of information, such as information that the investment manager obtains from other sources including through conferences and discussions with third parties, and data that issuers of securities provide to the investment manager or file with government agencies. The investment manager may also use information concerning institutional positions and buying activity in a security.

The investment manager is not in a position to confirm the completeness, genuineness or accuracy of any of such information that is provided or filed by an issuer, and in some cases, complete and accurate information is not readily available. It is also possible that information on which the investment manager relies could be wrong or misleading. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the investment manager about an investment.

Market The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, or a particular segment, such as municipal or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund's securities will participate in or otherwise benefit from the advance.

Non-Diversification(Connecticut Fund) A non-diversified fund for purposes of the 1940 Act may, with respect to more than 25% of its assets, invest more than 5% of its assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer and/or own more than 10% of the outstanding voting securities of any one issuer. However, the Fund intends to meet certain diversification requirements for tax purposes. Generally, to meet federal tax requirements at the close of each quarter, the Fund will not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, will not invest more than 5% of its total assets in any one issuer or more than 10% of the issuer's outstanding voting securities. These limitations do not apply to U.S. government securities and securities issued by regulated investment companies. If applicable federal income tax requirements are revised, the Fund may change its diversification policies without obtaining shareholder approval.

Because a non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and/or invests overall in a smaller number of issuers than a diversified fund, the Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence or to the financial results of a single issuer than a more diversified fund might be. Similarly, the Fund's credit risk increases as more of the Fund's assets are invested in a smaller number of issuers.

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Portfolio turnover Portfolio turnover is a measure of how frequently the Fund's portfolio securities are bought and sold. High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund's returns.

The SEC requires annual portfolio turnover to be calculated generally as the lesser of the Fund's purchases or sales of portfolio securities during a given fiscal year, divided by the monthly average value of the Fund's portfolio securities owned during that year (excluding securities with a maturity or expiration date that, at the time of acquisition, was less than one year). For example, a fund reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

The Fund's portfolio turnover rates are disclosed in the sections entitled “Portfolio Turnover” and “Financial Highlights” of the Fund's prospectus.

Portfolio turnover is affected by factors within and outside the control of the Fund and its investment manager. The investment manager's investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the investment manager using a more active trading strategy than it might have otherwise pursued. The Fund's investment manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Trade policy The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries have threatened retaliatory tariffs on certain U.S. products.

Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.

State and U.S. Territory Risks

State Because each Fund predominantly invests in the municipal securities of its state, its performance is closely tied to the ability of issuers of municipal securities in its state to continue to make principal and interest payments on their securities. The issuers' ability to make such payments is, in turn, primarily dependent upon economic, political and other conditions within the state.

Below is a discussion of certain conditions that may affect municipal issuers in various states. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or of the economic or political conditions within any state and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified it. In addition, the disclosure below reflects only the information available to the Fund as of May 1, 2026. The information and risks set forth below could change quickly and without notice due to new or different information becoming available, market or economic changes or other unforeseen events, among other factors. The Fund generally only updates the information below before June of each year. Therefore, the disclosure may not reflect any new or different information that becomes available.

The ability of issuers of municipal securities to continue to make principal and interest payments depends in large part upon their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a state's revenues, including changes in state tax laws through legislation or referendum, the rate of population growth, man-made or natural disasters, unemployment rates, personal income growth, federal aid, and the ability to attract and retain successful businesses. A number of factors can also affect a state's spending, including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

The COVID-19 global pandemic began to impact the United States in early 2020. As a result of the pandemic, numerous

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measures were implemented to protect the public, which have significantly affected municipal market issuers, the market itself and most levels of the economy. Many governments ordered the closure of non-essential businesses and recommended or required social-distancing, instituted “shelter-in-place” policies and limited the size of gatherings.

As a result of these policies, economies across the country contracted, and many of the revenues received by municipal bond issuers were adversely affected. In addition, municipal issuers across the industry encountered spending pressure resulting from the costs of cleaning facilities, providing personal protective equipment (PPE), moving employees home and instituting distance and online learning, as examples.

In 2020 and 2021, the federal government announced several programs available to many issuers in the municipal market, which helped finance additional costs and replace certain revenues lost as a result of the pandemic. Since 2021, when state and local governments began reopening, local and state economies and financial positions have improved.

The following disclosure provides more information about the risks of investing in the Fund. Please read this information together with the section “Principal Risks” in the prospectus.

Arizona.  The state’s economic base continues to diversify and is oriented toward professional services, high-tech manufacturing, education, and health care sectors. The employment base, however, is less reliant on construction and is not overly concentrated in one sector. Economic conditions within Arizona were relatively stable in 2025, as the state's real GDP increased by 2%, compared to national real GDP growth of 2.1%. Meanwhile, per-capita personal income growth increased 3.6%, compared to 4.3% nationally. Population growth continues to exceed the national average, as the state reported a population increase of 0.8% in 2025, compared to a 0.5% growth rate nationally.

In fiscal year 2024, the State of Arizona’s general fund revenues totaled $45.05 billion, a decrease of 2.9% from the prior year. The decline in General Fund revenues was caused mostly by reduced intergovernmental revenue. Meanwhile, general fund expenditures were unchanged from the prior period at $45.1 billion. Decreased health and welfare expenditures were offset by increased educational expenditures, pushing costs marginally lower in fiscal year 2024. Overall, expenditures in the general fund exceeded revenues by $1 billion before accounting for other financing sources and uses. In fiscal year 2024, the state reported a net general fund deficit of approximately $1.9 billion after transfers in and out.

At the close of the fiscal year ending June 30, 2024, the state’s general fund reported an ending fund balance of $4.3 billion, a decrease of approximately $1.9 billion from the prior fiscal year. Approximately 27.5% of the total general fund balance amount, or $1.2 billion, is designated by the state as non-spendable, restricted, or committed. The remaining 72.5%, or $4.3 billion, is designated as unassigned. Meanwhile, the State’s rainy-day fund had a balance of $1.5 billion, or approximately 3.3% of budgeted general fund expenditures in fiscal year 2024, which is short of the statutory fund balance cap. The state acted to improve the rainy-day fund balance to protect the state from recessionary downturns and had previously raised the reserve statutory cap to 10% of budgeted general fund revenues.

Under its constitution, Arizona cannot issue general obligation debt. Therefore, the state primarily relies on revenue bonds and Certificates of Participation. According to Moody’s state debt report published in September 2025, the state had net tax-supported debt of only $237 per capita, compared to a national median of $1,214 per capita, and ranked 47th among states with respect to net tax-supported debt as a percent of own-source revenue. Historically, Arizona has relied on revenue bonds, lease obligations, and pay-as-you-go financing for its capital needs.

As of April 2026, the published ratings on the state were Aa1 and AA from Moody’s and S&P, respectively.

Colorado.  The state’s economy has diversified substantially over the past several decades, supported by sustained growth in the services, trade, and government sectors. Major contributors to the state’s economy include manufacturing, agriculture, tourism, energy, and mining. More recently, economic expansion has been driven by growth in high-value industries such as information technology, bioscience, engineering, and aerospace. The state’s five largest industry sectors by gross domestic product are Finance, Insurance, Real Estate, Rental and Leasing; Professional and Business Services; Government and Governmental Enterprises; Educational Services, Health Care and Social Assistance; and Construction.

According to the U.S. Census Bureau, Colorado’s population was estimated at 6.013 million as of July 1, 2025, representing a 0.4% year-over-year increase from 2024. The state benefits from a sizable base of highly skilled labor, rising new business formation, and a diversified mix of technology-intensive and business services industries, which collectively support long-term economic resilience. Based on data from the Bureau of Economic Analysis, Colorado’s real GDP grew by 2.1% in 2025, trailing the national growth rate of approximately 2.7% for the year. Total per-capita personal income ranked 10th nationally, increasing approximately 4.3% year over year, corresponding with the national average growth rate. Labor conditions have improved modestly, with the state’s unemployment rate at 3.9% as of March 2026, which remains below the national average of 4.3%.

Colorado’s financial position remains strong. The General Fund ended fiscal year 2025 with a total fund balance of

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approximately $3.15 billion. General Fund revenues increased compared with the prior fiscal year, while expenditures remained tightly controlled, resulting in a solid operating surplus and a reserve level well above statutory requirements for fiscal year 2025.

The Colorado budgetary and financial process is constricted by a series of constitutional limitations that include a mandatory minimum of general fund reserves equal to 6.5% of general-purpose revenue fund appropriations. Senate Bill 21-226, enacted in 2021, modified the State’s General Fund reserve requirement. In response to the COVID-19 pandemic, 2020 legislation reduced the reserve from 7.25% of the amount appropriated from the General Fund to 2.86% in fiscal years 2021 and 2022, with the reserve restored to 7.25% for subsequent years. The 2021 bill increased the reserve to 13.4% for fiscal year 2022 and 15.0% for subsequent fiscal years. In addition, the state’s constitution prohibits the issuance of general obligation debt, resulting in a significantly low debt burden for the state. According to Moody’s 2024 state debt medians report, the state ranked 31st among all states in net tax-supported debt per capita and 30th in net tax-supported debt as a percentage of personal income. The state relies primarily on pay-as-you-go lease financing to meet its capital improvement needs.

As of April 2026, Moody's rated Colorado Aa1 with a stable outlook, and S&P rated the state AA with a stable outlook.

Connecticut. Connecticut continues to demonstrate modest but positive demographic momentum. The total population reached 3.688 million in 2025, representing cumulative growth of 2.2% since 2020.

Connecticut remains among the wealthiest states nationally, supported by a diversified economy anchored in financial services, advanced manufacturing, health care and professional services. State GDP approximated $376.455 billion as of December 31, 2025, up 5.5% year-over-year. Per capita personal income was approximately 146% of the U.S. average. The state’s seasonally adjusted unemployment rate stood at 4.7% as of February 28, 2026, which is higher than the national average (4.3%).

The state has improved its liquidity position in recent years, owing largely to the financial aid provided through the Coronavirus Aid, Relief, and Economic Security (CARES) Act and through the American Rescue Plan (ARP). Connecticut received $1.382 billion through the CARES Act and was granted $2.8 billion through the ARP. The federal funds closed large projected budget deficits for both fiscal year 2020 and fiscal year 2021, allowing the state to contribute funds to its budgetary reserve fund (BRF). The state contributed another $2.1 billion to the BRF in fiscal year 2025, increasing the balance to $6.2 billion (roughly 25.8% of net general fund appropriations).

The state has implemented two statutory budget provisions over the last decade to protect its budget from more substantial structural imbalances during a potential downturn. First, Connecticut initiated a seven-year phase-in of a statutory revenue cap in fiscal year 2020, which currently limits budgeted appropriations to 98.75% of projected revenue. Second, the state established a volatility cap to separate excess collections derived from its two revenue sources most vulnerable to recessionary volatility: personal income tax and the pass-through entity tax.

In June 2025, Connecticut passed its 2026-2027 biennial budget. The budget allocates for total appropriations of approximately $27.0 billion in fiscal year 2026 and $28.4 billion in fiscal year 2027. The state is projected to generate an operating surplus of $339 million in fiscal year 2026 and $352 million in fiscal year 2027. Connecticut expects revenue growth to be derived largely from personal income tax growth driven by elevated wage levels, population stabilization and still solid capital gains assumptions. Personal income growth is projected to approximate 5.1% in fiscal year 2026 and 4.5% in fiscal year 2027. The highest expense growth is in education, in particular early childhood education for which funding is budgeted to increase by over 50% relative to fiscal year 2025.

The state’s fixed costs remain elevated, reflecting in part Connecticut’s obligations to fund K-12 school building construction, which is generally administered at the local level of government in other states. Connecticut carried approximately $28.1 billion of general obligation and tax-supported debt as of June 30, 2024. Net tax-supported debt was approximately $7,988 per capita and 9.4% of personal income, both of which rates are significantly higher than the national average ($1,178 and 2.2%, respectively). Debt service now represents 10.5% of the state’s revenues, the highest percentage in the nation.

Although the state has contributed a portion of its recent surpluses to pension funds in recent years, the state maintains a severely underfunded pension system. As of June 30, 2025, the State Employees Retirement System (SERS) had a total unfunded obligation of $17.6 billion, resulting in a funded ratio of merely 59.60%. The Teachers’ Retirement System had total unfunded liabilities of $15.0 billion, resulting in a funded ratio of 64.40%. The state has made substantial changes to its pension funding approach, including extending amortization periods for both the SERS and the Teachers’ Retirement System and lowering the discount rate.

Connecticut also faces significant other post-employment benefit (OPEB) obligations. The state OPEB liability was approximately $19.167 billion as of June 30, 2024, equating to $5,240 per capita and approximately 4.7% of personal income, the national medians are roughly $1,200 per capita and 1.6% of personal income.

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As of April 30, 2026, Connecticut is rated Aa2 (stable) by Moody’s and AA- (stable) by S&P.

Michigan.  Entering into the COVID-19 pandemic, Michigan had experienced nearly a decade of economic growth and diversification, with the high employment concentration in manufacturing contributing to historically volatile economic cyclicality. U.S. light vehicle sales, which remain a key component of the state’s economy, increased in 2025 by 5% compared to 2024. The auto industry, however, has remained subject to volatility, such as that triggered by the Great Recession of 2008-2009, during which U.S. light vehicle sales experienced a 21% drop, as well as by the most recent economic recession. As a result, Michigan’s economy remains less stable compared to states with more diverse economies. In response, the state has emphasized rebuilding the Budget Stabilization Fund (BSF) since the last recession.

According to the 2025, U.S. Census, Michigan is the 10th most populous state, with a population of slightly more than 10 million residents that has increased slowly over the past three years. The state’s 2025 GDP was $578 billion, or 2.5% higher than the previous year. According to the U.S. Bureau of Economic Analysis, the real GDP change between the fourth quarter of 2025 and the third quarter of 2025 was 1.5%, slightly higher than the U.S. growth of 0.5% within the same period.

U.S. light vehicle sales had fluctuated around 17.0 million units on an annual basis in the three years following a peak of 17.5 million units in 2016, but experienced a significant decline as a result of the COVID-19 pandemic. U.S. light vehicle sales increased by 5% year-over-year to 16.4 million units in 2024, an amount nonetheless higher than the Great Recession low of 10.4 million units in 2009. Auto manufacturing was particularly impaired during the pandemic by shortages of microprocessors, which form key components of modern cars and trucks. In February of 2026, approximately 13% of Michigan’s non-farm employment was concentrated in manufacturing, compared to 7.9% for the nation. Nevertheless, the proportionate share has in recent years been declining as a percentage of state employment, from as high as 19% of employment in 2000. Michigan’s exposure to the auto sector, thus, remains a periodic source of instability to the state’s economy.

The state’s two major governmental funds are the General Fund and the School Aid Fund. Combined revenues of these funds increased 0.7% between September 30, 2024 and September 30, 2025. Michigan’s April 2025 revenue estimates project a 0.6% increase in revenue to the state’s major governmental funds for the fiscal year ending September 30, 2026, compared to the prior fiscal year. As of September 30, 2025, the state’s General Fund had an ending available fund balance of $240.6 million, and the Budget Stabilization Fund (BSF) had approximately $2 billion. Combined, these totals comprise 4% of expenditures, which is below the median level for states nationwide. The state projects that, by September 30, 2026, its available General Fund balance will decline to approximately a $433 million deficit, and the Budget Stabilization Fund balance will increase to approximately $2.2 billion.

Michigan carries a moderate bonded debt burden as well as a large contingent liability for local government debt, primarily through its guarantee of local school bonds. As of fiscal year end 2024, net tax supported debt was estimated at $9.8 billion, or 1.4% of estimated GDP, lower than the 2.1% national median. Michigan’s current debt per capita is $970, which ranks 27th highest among all states. Debt to income was 1.5%, which ranked 29th highest. General obligation bonds accounted for 7% of the state’s total net tax supported debt, appropriation bonds of the State Building Authority accounted for 33%, and pledged revenue bonds accounted for 37%.

The state carries a relatively high retirement benefit liability. In 2024, the state’s combined retirement liabilities were estimated at $25.2 billion, or 4% of GDP, 13th highest among all states. Including net tax supported debt for the corresponding year, the state’s long-term liabilities comprise approximately 6.2% of GDP. Pursuant to legislation passed in 1997, Michigan required all new state employees (not including Michigan State Police Officers) hired after March 31, 1997 to participate in the State of Michigan Defined Contribution Retirement Plan. Employees who had been part of the workforce before the aforementioned date were given the option of either remaining in the current defined benefit plan or transferring into the new defined contribution plan. In 2012, the state enacted reforms requiring employees to contribute more money in order to stay in the OPEB plan; and in 2017, the state enacted a law that moved new public school employees (starting in February 2018) into either a hybrid plan or a plan that resembles a 401(k).

As of April 29, 2026, the state of Michigan was rated AA+ by Fitch, Aa1 by Moody’s and AA by S&P.

Minnesota. Minnesota continues to experience moderate population growth, although its pace has slowed from the exceptionally strong gains recorded in 2023 and 2024. The U.S. Census Bureau estimates the state's population at 5.830 million as of July 1, 2025, an increase of approximately 0.6% from July 1, 2024 and of 2.2% above the April 2020 census base. Growth remains supported by international migration, even as longer-term demographic trends point to slower labor-force expansion.

The Minnesota economy remains large and diversified. Current-dollar state GDP was approximately $509.8 billion at year-end 2024, while per-capita personal income was $74,943, approximately 103% of the U.S. average. Labor-market conditions have softened from the economic hardship of recent years: the seasonally adjusted unemployment rate

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increased to 4.1% in December 2025, and total nonfarm payroll employment stood at 3.069 million jobs.

The state's general fund position remains healthy, though the state expects to continue to spend down the windfall of surplus funds accrued during the pandemic. The 2024-25 biennium closed with a surplus of $3.7 billion and a total general fund balance of $4.9 billion, equivalent to roughly 15% of the state’s annual general fund expenditures. For the fiscal year 2026-27 biennial budget, which was enacted by Governor Tim Walz in June 2025, the state initially anticipated a surplus of $1.7 billion. This figure, however, has been revised down to $456 million as of February 2026, as spending has exceeded estimated levels by roughly 2%. Planning estimates for the fiscal year 2028-2029 biennium indicate a structural deficit of $1.6 billion, though out-year budget estimates are typically conservative and states such as Minnesota have historically bridged similar deficits using the array of fiscal tools at their disposal. Minnesota is required by law to enact a balanced biennial budget.

Minnesota continues to maintain manageable fixed costs and low leverage relative to most states. Moody's reports approximately $9.1 billion of net tax-supported debt for fiscal 2024, equal to approximately 23% of own-source revenue. All of the state's debt is fixed rate and generally amortizes over 20 years.

Pension and OPEB liabilities also remain manageable. Minnesota participates in nine defined benefit pension plans, and Moody's reports that the state's primary pension plans are actuarially funded at or above 80% (above median for US states), with an adjusted net pension liability of $8.4 billion, or approximately 21% of own-source revenue, in fiscal year 2024. The state retains significant legal flexibility to adjust benefits and contributions and has exercised that flexibility in prior reforms. Other post-employment benefit (“OPEB”) liabilities are comparatively small: the state's 2025 audited financial statement reports a primary-government total OPEB liability of $827.1 million as of June 30, 2025, and Moody's estimates adjusted net OPEB liability at only approximately 2% of own-source revenue.

As of April 2026, Minnesota’s general obligation credit ratings are AAA from S&P, Aaa from Moody’s, and AAA from Fitch, reflecting exceptionally high credit quality and minimal risk of default.

Ohio.   Reflecting national trends, Ohio experienced moderate but steady growth in 2024. Ohio’s seasonally adjusted GDP grew by 2.1% in the first quarter, decelerated to 1.4% in the second quarter, and remained subdued in the third quarter before accelerating again to 3.9% in the fourth quarter of 2024. After the rapid rise in CPI during fiscal year 2022, decisive action by the Fed and other market conditions drove inflationary pressure down in fiscal year 2023. By June 2025, the CPI for all urban consumers had decreased to 2.7%, a decrease from the 9.1% peak in 2022.

Ohio, like most of the United States, benefited from strong but moderating labor conditions in 2025. The state’s unemployment rate moderately increased throughout the year, culminating in a 4.9% rate in June 2025 (per the Bureau of Labor Statistics). Labor force participation climbed to 62.7% by fiscal year-end, while the national rate remained comparatively stagnant at 62.3% in the last quarter of 2024.

Ohio’s population was estimated to be 11.901 million in 2025, a 0.20% increase year over year. The state’s wealth and income levels lag behind the national averages. Ohio’s per-capita income of $64,464 is 88% of the national average (according to most recent data US Department of Commerce).

Ohio’s financial performance benefits from strong fiscal management, high liquidity due to reserves outside the general fund, manageable debt, and the state's statutory requirement calling for surplus revenues to be deposited into the Budget Stabilization Fund (BSF). Ohio also has a mechanism in place that allows the Governor to withhold expenditures in order to maintain a balanced budget, and the Governor has made use of this power in recent years. BSF recorded a record-high balance of $3.94 billion for fiscal year 2025. By law, the target balance for the BSF is permitted to be as high as 10% of the prior fiscal year’s general revenue fund revenues.

The state ended fiscal year 2025 with a general fund balance of $17.15 billion, a decrease from $17.78 billion at the end of fiscal year 2024. The decrease in fund balance was driven by a $3.59 billion increase in revenue – which was largely due to an increase in federal revenue of $2.13 billion – and a $4.33 billion increase in total expenditures over the prior year.

Ohio’s debt load remains moderate, and the constitution caps debt service at 5% of revenues plus net state lottery profits. Overall long-term debt of the State’s primary government decreased $230 million or 1.5% during 2025, for an ending balance of $15.32 billion. During the year, the state issued $1.66 billion debt, of which $553.5 million was refunded. General obligation debt totals $7.150 billion in fiscal year 2025, compared to $7.100 billion in fiscal year 2024.

Funding for the state’s pension system, which is comprised of the Ohio Public Employees Retirement System (OPERS), State Teachers Retirement System (STRS) and Highway Patrol Retirement System (HPRS), has improved since a series of reforms were enacted in 2012, with the goal of improving the funded ratios. The key changes included increasing the required number of years of service as well as the eligibility age to retire with full benefits, increasing the minimum salary threshold for eligibility to participate in the system, and increasing the number of years used in determining the “final average salary” from three to five. At the

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end of fiscal year 2024, the state’s overall average pension funded ratio across all plans was 83.7%, which was higher than the national average of 82.5%.

As of April 2026, Moody’s, S&P, and Fitch maintain long-term credit ratings on the state of Aaa (stable), AAA (stable), and AAA (stable).

Oregon.  Oregon's economy continues to expand, though at a more moderate pace compared to the nation’s. In Oregon's March 2026 Economic and Revenue Forecast, real GDP growth for the state was 1.1% year over year in the third quarter of 2025, compared to 2.3% nationwide. Labor conditions have softened; according to BLS data from March 2026, Oregon's seasonally adjusted unemployment rate stands at 5.2%, and total nonfarm payrolls have increased by only 0.3% from a year earlier. Population growth in Oregon continues to plateau: the Census Bureau estimated 4.274 million residents in July 2025, while the state expects statewide population growth to average only 0.5% annually through 2035. These trends correspond with the nationwide population growth rate.

Oregon's institutional fiscal framework remains a key asset to investors. The state’s constitution requires a balanced biennial budget, and the state maintains significant flexibility to raise revenues and to reduce expenses, subject to the majority approval of the legislature. In addition, each biennium budget includes a stated allotment of spending, which can be withheld without legislative approval in order to efficiently address a budget shortfall.

Oregon is midway through the 2025-2027 biennium, proposed by Governor Tina Kotek in December 2024 and enacted by the state legislature in 2025. As of the March 2026 forecast, gross general fund revenues for the biennium were forecast at $35.6 billion, while appropriations were forecasted to be $37.3 billion, indicating an end-of-biennium surplus of $197.9 million. In addition to the state’s balanced budget, liquidity and fiscal reserves remain strong metrics for Oregon. The March 2026 forecast projected $2.2 billion in the Rainy Day Fund and $1.2 billion in the Education Stability Fund at the end of 2025-2027, for combined reserves of $3.4 billion, or approximately 9.7% of projected general fund revenues. Contributions to the Rainy Day Fund and Education Stability Fund are capped at 7.5% and 5%, respectively, of the prior biennium’s total General Fund revenues.

The State Debt Policy Advisory Commission reported $13.6 billion of aggregate long-term state debt outstanding as of June 30, 2025, including approximately $8 billion in general obligation bond debt. On an adjusted basis, S&P calculated Oregon's fiscal year 2024 net direct debt at $11.117 billion, or $2,601 per capita and 3.7% of personal income, both greater than national medians. The above-median state debt burden is mitigated by a more moderate fixed-cost burden compared to many other states. S&P estimated total current debt, pension, and OPEB costs at 4.8% of total governmental revenues, indicating that near-term carrying costs remain within a manageable range for the budget.

Oregon’s major pension funds are funded approximately on par with state medians. According to the latest audited Oregon PERS report, the defined benefit plan's fiduciary net position is at 79.9% of total pension liability at June 30, 2025, an increase from 79.3% a year earlier; according to S&P, the state median is 77%. S&P's fiscal year 2024 state pension survey (the most recent version issued) denotes Oregon's share of net pension liabilities as totaling $6.349 billion, or $1,485 per capita. While these figures are above median, they are partially mitigated by Oregon’s virtually nonexistent other post-employment benefit (“OPEB”) liability.

As of April 2026, Oregon’s general obligation ratings remain high-grade at AA+ from Fitch, Aa1 from Moody's, and AA+ from S&P. Fitch affirmed a Positive Outlook in April 2025, while Moody's and S&P maintained Stable outlooks. Oregon has never defaulted on a bond backed by state funds.

Pennsylvania. The Commonwealth of Pennsylvania is the fifth largest state by population. Pennsylvania’s total population decreased slightly, by 0.1%, to 13.059 million in 2025, following 0.9% growth in 2024. Pennsylvania remains the sixth largest economy in the nation. Economic activity within Pennsylvania was significantly impacted by the COVID-19 pandemic. The Commonwealth lost approximately 1.12 million jobs between February 2020 and April 2020, a decline of approximately 17.9%. As of February 2026, Pennsylvania’s job market has fully recovered, with employment currently at 101.5% relative to pre-pandemic levels. State nominal GDP expanded by approximately 4.8% in 2025 to $1.06 trillion, and has expanded by 25% since 2021. Wealth levels remain stable, with per-capita personal income of $74,231 representing 97% of the U.S. average in 2025. The Commonwealth’s seasonally adjusted unemployment rate stood at 4.2% as of February 2025, slightly lower than the 4.4% national average.

Historically, Pennsylvania has experienced difficulty with operating surpluses, relying on debt financing and withdrawals from its budgetary stabilization reserve (BSR) to meet operating expenses. In recent years, the Commonwealth’s finances have been bolstered by the receipt of significant federal funds from the Coronavirus Aid, Relief, and Economic Security (CARES) Act and the American Rescue Plan (ARP) Act. The Commonwealth has redeveloped its fiscal strategies to improve the strength of its General Fund by maximizing the use of federal funding.

The Commonwealth’s tax revenues, which account for 46.7% of general fund revenues, increased by 2.3% in fiscal year 2025. Tax revenues increased by $991 million in 2025, primarily due to a $756 million increase in personal income tax collections and a $508 million increase in sales and use

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tax collections. The increase was offset by a $395 million drop in corporate taxes from gradual rate reductions under Act 53 (2022) and a $110 million decline in cigarette taxes due to a declining trend in consumption.

As of June 30, 2025, fiscal year general fund expenses exceeded revenues by $2.3 billion, which contributed to a decrease in the general fund balance to $16.0 billion from $18.9 billion in fiscal year 2024. The Budget Stabilization Fund (BSF) amounted to $7.47 billion as of fiscal year 2025, an increase of $1.10 billion relative to fiscal 2024, exceeding the reserve’s targeted threshold. Act 91 of 2002 stipulates that the BSR carry a balance equivalent to 6.0% of general fund revenues to mitigate unexpected revenue shortfalls resulting from economic downturns. The fiscal year 2026 general fund budget totals approximately $50.1 billion, a 4.7% year-over-year increase, and does not draw on the BSF.

Pennsylvania carries a fixed cost burden higher than most states. According to S&P’s 2024 State Debt Medians Report, net tax-supported debt of $21.7 billion was approximately $1,660 per capita and 2.3% of personal income, higher than the national medians of $1,056 and 1.5%, respectively. The commonwealth’s pension systems, which in prior years were nearly fully funded, have been adversely affected by a combination of market disruptions, increased benefits and underfunding. The aggregate pension funding ratio across all plans was 64.8% in fiscal 2025, albeit representing an improvement from 56.4% in fiscal year 2019. The total unfunded liability of all pension plans, excluding other post-employment benefits (OPEB), is approximately $41.7 billion, equivalent to approximately $3,195 per capita. Additionally, Pennsylvania carries an elevated OPEB liability of $14.5 billion, equating to approximately $1,111 per capita.

Pennsylvania has funded its full actuarily determined contribution (ADC) in each of the last six fiscal years and enacted reforms to address long-term liabilities. The commonwealth now offers newly-hired workers the option to contribute retirement benefits to a 401(k)-style investment plan or to another defined contribution plan. In addition, the Commonwealth has increased the retirement age and made adjustments to the salary component of the pension benefit formula for these retirees.

As of April 29, 2026, Pennsylvania is rated Aa2 by Moody’s, A+ by S&P, and AA by Fitch. All agencies have a stable outlook on the state ratings.

U.S. Territories Since the Fund may invest in municipal securities issued by U.S. territories, the ability of municipal issuers in U.S. territories to continue to make principal and interest payments may affect the Fund's performance. As with state municipal issuers, the ability to make these payments depends upon economic, political and other conditions.

Below is a discussion of certain conditions that may affect municipal issuers in various U.S. territories. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or the economic or of political conditions within any U.S. territory, and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified it. In addition, the disclosure below reflects only the information available to the Fund as of May 1, 2026. The information and risks set forth below could change quickly and without notice due to new or different information becoming available, market or economic changes or other unforeseen events, among other things. The Fund generally only updates the information below before June of each year. Therefore, the disclosure may not reflect any new or different information that becomes available.

The ability of issuers of municipal securities to continue to make principal and interest payments depends in large part upon their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a territory's revenues, including the rate of population growth, man-made or natural disasters, unemployment rates, personal income growth, federal aid, and the ability to attract and retain successful businesses. A number of factors can also affect a territory's spending, including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

Guam. Guam is an organized, unincorporated territory of the United States, located approximately 3,800 miles west-southwest of Hawaii, 1,500 miles south-southeast of Japan and 1,600 miles east of the Philippines. The island is approximately 212 square miles, stretching 30 miles long and varying in width between four and nine miles. Guam had an estimated population of 153,836 as of 2020, according to the most recently available information from the U.S. Census Bureau.

The U.S. military and the tourism industry are significant drivers of Guam’s economy. Additionally, the government of Guam receives significant support from the U.S. Treasury. In terms of tourism, visitor arrivals reached an all-time peak in 2019 of 1.67 million and averaged 1.54 million visitors between 2015 and 2019. However, visitor arrivals plummeted to 0.32 million visitors in calendar year 2020 due to the COVID-19 pandemic. Visitor arrivals increased in 2022 and 2023, but declined year-over-year in 2024 and 2025. For the first six months of fiscal year 2026 (through March 2026), arrivals have increased by 19% compared to the same period for fiscal year 2025. Furthermore, at a recent investor conference, the governor announced her projection that the total number of visitors will end the year close to pre-pandemic levels. Guam depends heavily upon tourism from Asian travelers (particularly from Japan and Korea), and

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fewer of these travelers have visited post-COVID-19. Although Asian visitor arrivals are still significantly below historic levels, they have been rebounding recently. Japanese tourists had traditionally comprised the largest visitor base; recently, however, Japanese visits have declined, while South Korean visits have increased. Through the first six months of 2026, both South Korea and Japan have demonstrated year-over-year gains of more than 20% each. The significant negative impacts upon the tourism industry since the beginning of the COVID-19 pandemic, however, have resulted in material declines in hotel occupancy and room rates. The hotel occupancy rate declined to 66% in calendar year 2022 from 89.5% in 2019, while the average room rate decreased to $192 from $211 in the prior year. As of March 2026, the preliminary hotel occupancy rate was 72.5%, and the weighted hotel room rate was $208.57, each an increase from the same period in 2025. The unemployment rate was reported at 3.1% as of December 2025 a year-over-year decline from 3.9% and significantly lower than the 17.9% rate in 2020. Civilian employment increased each year since the pandemic through 2024, with a slight decline in 2025.The U.S. military presence in Guam retains a stabilizing influence upon Guam’s economy. According to the most recent available information, as of September 31, 2024, the island was home to 6,836 active military members. The Department of Defense plans to relocate additional military members from Okinawa, Japan to Guam in the future. The current plan contemplates the relocation of approximately 6,300 military personnel and 320 dependents by fiscal year 2029.

Entering into the COVID-19 pandemic, Guam’s overall financial condition had shown signs of improvement, but was negatively impacted by the pandemic, which significantly curtailed travel. Since the pandemic, the government’s fiscal condition has been improving steadily. In five of the past seven years, the general fund has produced a surplus after net transfers, including a surplus of $46.3 million in fiscal year 2020, $31.8 million in 2021, 105.1 million in 2022, $59.8 million in 2023 and $98.4 million in 2024. These surpluses have helped reduce the accumulated unassigned general fund deficit from -$492 million in 2011 to $40 million in 2024.

Guam maintains a relatively leveraged balance sheet, completing fiscal year 2024 with roughly $1.1 billion of net tax-supported debt. While Guam’s status as a territory differentiates its fiscal outlook from that of the states, Guam’s debt levels on a per capita basis of approximately $6,200 nonetheless significantly exceeds Moody’s 2024 50-state median of $1,214. Higher debt levels are partially attributable to the territory’s responsibility for government services generally provided by both state and local governments.

The government closed its defined benefit plan to new members in 1995 and replaced it with a defined contribution plan, resulting in a more favorable pension funding situation. Pursuant to legislation passed in 2016, eligible employees in the defined contribution plan were granted the option to transfer into a new hybrid defined benefit-contribution plan, DB 1.75, during 2017. Guam reported that approximately 3,379 of 8,947 defined contribution plan members elected to transfer into the new plan during the eligibility window. As reported in the fiscal year 2024 audit (with a measurement date in 2023), the reported aggregate net pension liability was $1.2 billion across the defined benefit plan, with a funded ratio of 52%. As of September 30, 2024, Guam’s aggregate unfunded actuarial accrued OPEB liability was $1.8 billion.

As of May 1, 2026, Guam’s general obligation debt was rated by Moody’s at Baa3, with a stable outlook. S&P rated Guam’s general obligation debt BB, with a stable outlook.

Mariana Islands. The Commonwealth of the Northern Mariana Islands (CNMI) became a U.S. territory in 1975. At that time, the U.S. government agreed to exempt the islands from federal minimum wage and immigration laws in an effort to help stimulate the economy. As a result, the islands were able to develop a large garment industry, which at one time encompassed 40% of the economy, and its rapid growth from 1980-1995 elevated CNMI’s overall economic growth to among the highest levels worldwide. Critical to this growth was duty-free access to U.S. markets and local authority over immigration and the minimum wage. However, in 2005, the World Trade Organization (WTO) eliminated quotas on apparel imports from other textile producing countries. Subsequently, CNMI lost its main competitive advantage. In 2007, CNMI's immigration and minimum wage laws were federalized. Since then, CNMI has been required to follow all U.S. immigration and minimum wage laws. The minimum wage increased by $0.50 each year (except in 2011, 2013, and 2015, when no increase occurred), until it reached the current U.S. minimum wage of $7.25. Under the new immigration laws, all non-U.S. born residents were required to leave CNMI by 2012 unless they qualified for a working visa. The increasing minimum wage in CNMI, combined with current immigration laws, has caused the territory’s garment industry to decline, hindering the economic and financial stability of the commonwealth. According to the 2020 Census, the population of CNMI was 49,796, representing a 7.9% decrease from the 2010 Census.

Estimates show that real GDP for CNMI decreased 29.7% in 2020, after decreasing 11.3% in 2019. The decline in GDP was primarily a result of decreases in exports of goods and services, private fixed investment, and government spending. Exports of services declined by 31.1 in 2020, driven by a decrease in visitor spending, including a decline in casino gambling. The number of visitors to CNMI declined 81.7% year over year in 2020, and another 86% in 2021, before rebounding in 2022. For fiscal year 2025 (ending September 2025), visitors are down 32% from the prior year.

CNMI’s financial condition weakened in fiscal year 2022 after a general fund net deficit of 53.7 million, resulting in an ending balance of -$266 million.

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CNMI has operated at a deficit since 1984, as the territory historically has spent more than it has collected in revenue. Because the territory has held minimal spare revenue due to the operating deficit, the commonwealth has historically foregone funding its retirement requirements; as a result, CNMI's pension fund remains heavily underfunded. The commonwealth had a net pension liability of $360.9 million and a funded status of 24.4% at the end of fiscal 2022.

The CNMI sustained significant damage and disruption from Typhoon Sinlaku in April 2026. The effects of this event are projected to have a material impact on tourism, the economy and financial operations.

The CNMI is not rated by any of the rating agencies.

Puerto Rico. The Commonwealth of Puerto Rico (“Puerto Rico”), along with its related issuers, is among the largest and most widely held issuers of municipal bonds, due in part to such bonds’ exemption from federal, local and state taxes in all U.S. states. However, certain municipal issuers in Puerto Rico have continued to experience significant financial difficulties. Credit rating firms, such as Standard & Poor’s, Fitch Ratings, and Moody’s Investors Service, have downgraded their respective ratings of Puerto Rico’s general obligation debt further below investment grade, along with the ratings of certain related Puerto Rico issuers. On July 7, 2016, Standard & Poor’s downgraded Puerto Rico’s general obligation rating to D. On July 1, 2016, Moody’s revised the outlook on Puerto Rico’s Caa3 general obligation rating to “developing” from “negative.” On July 5, 2016, Fitch Ratings downgraded Puerto Rico to D. Additionally, several of the other credit agencies have maintained a negative outlook on certain Puerto Rico issuers. More recently, Moody’s withdrew its ratings of Puerto Rico in July 2021. Although the Fund has not been required to sell securities that have been downgraded to below investment grade, it is prohibited from making further purchases of any securities not rated “investment grade” by at least one U.S. nationally recognized rating service.

In June 2014, Governor Padilla signed into law the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (Act), citing a "fiscal emergency" relating to certain of its public corporations. According to the governor, the Act was meant to provide a legal framework that can be used by certain Puerto Rico public corporations, including the Puerto Rico Electric Power Authority (PREPA), to seek protection from creditors and to reorganize and restructure their debt should they become insolvent. Although Puerto Rico is a U.S. territory, neither Puerto Rico nor its subdivisions or agencies are currently eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or to restructure their debt. Congress created a framework to restructure the island’s debt. As of this writing, Puerto Rico has completed restructuring most of its governmental entities, with a few in the final stages. Recently, however, significant upheaval on the Oversight Board has significantly slowed progress and resulted in the dissolution of an important restructuring agreement.

Puerto Rico's economy has traditionally tracked that of the U.S. mainland. However, as an island, it is more exposed to environmental risks and demographic risks. Puerto Rico entered its own recession in 2006, ahead of the mainland. As a result of population flight to the mainland, Puerto Rico struggled to recover. After beginning the restructuring process, the island sustained extensive damage from Hurricane Maria in 2017; that disaster was followed by earthquakes in 2019 and 2020 and by COVID-19 in 2020. As a result of significant federal aid to rebuild after the natural disasters, COVID-19 relief and savings accrued from not paying debt service during the restructuring, the government’s financial situation has improved.

Puerto Rico’s unemployment rate remains high compared to mainland metrics. Despite volatility resulting from Hurricane Maria and from COVID-19, however, unemployment has improved from highs over the past decade. As of February 2026, the unemployment rate was 5.6%, stable from August 2025. Although total non-farm payroll employment (seasonally adjusted) has declined on a year-over-year basis since 2013, Puerto Rico has experienced recent growth in this area, as well, as it did after Hurricane Maria. Payroll employment, which was 950,200 for 2023, has increased to 958,800 as of December 2024 and 1,164,985 as of February 2026. As of December 2025, the largest employment sectors include services (41%), government (20%), trade (20%) and manufacturing (8%). While the manufacturing sector comprises only 9% of employment, it is the largest sector in terms of gross domestic product. According to preliminary 2017 data, the most current available, the manufacturing sector constituted 48.2% of total GDP. Historically, the manufacturing sector has undergone significant fluctuation. Pharmaceuticals, biotechnology and technology became growth areas in the 1990s, but this trend reversed in the subsequent years, with manufacturing employment declining 38% from fiscal years 2007 to 2015. Excluding 2020, however, manufacturing employment has been growing since 2017.

Tourism is an important component of the economy, and tax revenues and the number of visitors to the island were significantly reduced as a result of Hurricane Maria, the 2019 and 2020 earthquakes and COVID-19. Total tourism arrivals increased 9.9% in 2024 over 2023. Through June 2025, arrivals increased another 2.3% over the same period in 2024. Average occupancy rates currently stand at 75.1% as of June 2025, nearing historical highs and marking an increase since COVID-19.

The island’s population has stabilized in recent years, a contrast to the out-migration that had been occurring for a least a decade prior.

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The commonwealth has operated within a deficit for more than a decade. The deficit operations have been necessitated by incorrect revenue assumptions, underestimated spending levels, a lack of financial management, poor collection rates and a weak economy, among other factors. The Fortuño and Padilla Administrations each tried to implement economic and fiscal revitalization plans, but neither was able to ameliorate its deficit operations. Unfortunately, the commonwealth has not produced audited financial statements since June 30, 2022. However, the commonwealth has experienced strong revenue growth over the past several years. In fiscal year 2022, revenues decreased, primarily as a result of lower federal aid than 2021. Expenditures also decreased, however, which helped the commonwealth post another general fund operating surplus. On a net basis, Puerto Rico had a deficit after transfers to fund payments under its bankruptcy plan.

Puerto Rico’s debt levels have historically been higher than per-capita metrics for the nation as a whole, given that Puerto Rico centralizes the majority of its debt issuance at the territory level. These debt levels increased as Puerto Rico financed significant capital and infrastructure improvements, and historically, the commonwealth has relied on the capital markets for funding of current year expenses. As a result of the bankruptcy, Puerto Rico has restructured nearly all of its governmental debt (excluding PREPA), which has not only brought down overall debt levels, but lowered annual debt service requirements.

According to the June 30, 2022, actuarial report, Puerto Rico continues to maintain a very high unfunded pension liability of $48 billion, and its primary pension fund had an estimated funded ratio of below 1%. It also had an estimated unfunded other post-employment benefits (OPEB) liability of $1.3 billion as of June 30, 2022. Consequently, the commonwealth must contend with considerable pension requirements and a pension fund with an extremely large unfunded liability.

Outstanding issues relating to the potential for a transition to statehood may also result in broad implications for Puerto Rico and its financial and credit position. The incumbent political party supports statehood. The U.S. House of Representatives has considered legislation that would allow the residents of Puerto Rico to vote on the territory’s political status. If approved by Congress, Puerto Rico would first hold a referendum asking residents whether they prefer Puerto Rico to be a self-governing commonwealth or to change the island's status. If a majority were to vote for a different status, the island would then hold a second election to decide which status is desired. One of these options would be statehood. The president has recommended that Congress appropriate money for Puerto Rico to hold a non-partisan election on the question of political status. It is not clear what the timeline, the outcome or the repercussions would be of such a vote. A plebiscite was held on June 8, 2017, and although 97% of voters chose statehood, only 23% of eligible voters turned out to vote. Given that the current governor supports statehood, the topic is more publicly prominent than it has been when a non-pro-statehood governor has been in office.

U.S. Virgin Islands. The United States Virgin Islands (USVI) is an organized, unincorporated territory of the United States, located approximately 40 miles east of the Commonwealth of Puerto Rico. The U.S. Virgin Islands is composed of the main islands of Saint Croix, Saint John and Saint Thomas, along with a number of smaller islands. The total land area of the territory is 133.73 square miles.

The U.S. Virgin Islands continues to experience negative net migration, completing 2020 with an estimated population of 106,290. The number of total residents has declined by approximately 1.9% over the last decade. As of February 2026, total non-farm employment has declined on a year-over-year basis by 4.2%. The unemployment rate was 3.2% as of December 2025, the same rate as the previous year’s. The local economy remains relatively narrow in scope, with tourism and related industries accounting for roughly 22% of employment and 80% of annual economic activity. Visitors increased each year between 2021 and 2023, and in 2024, the islands experienced its highest level of visitor arrivals, a trend that has been continuing. Average hotel occupancy was approximately 59% as of December 2025, slightly lower than the same period in 2024.

Declining tourism has negatively impacted economic activity, as nominal GDP has contracted by an aggregate 13.2% over the last five years. Per capita personal income was approximately $25,497 in 2019, representing 45.4% of the national average. The economy has been further impacted by the closure of the Hovensa petroleum refinery in 2012. The refinery was previously the largest employer and taxpayer on the islands; the closure resulted in the loss of roughly 2,000 jobs. The USVI civilian employment totaled 40,715 in November 2025, a 1.3% increase over the prior year.

The USVI maintains elevated fixed costs, with a net tax supported debt of $1.62 billion. Debt-per-capita is approximately $15,147, which is considerably higher than the 50-state median of $1,214. Net tax-supported debt additionally represents 35.7% of GDP. The government employees’ retirement system also has a very large unfunded liability, which has been exacerbated by the government’s deferral of its statutorily-required contributions. As of September 30, 2023, the pension system had a funded ratio of 8.9%; the system’s actuaries project that the system could exhaust its assets in the future. In 2022, the USVI refinanced part of its outstanding debt in an effort both to benefit from lower rates and to provide a new windfall of revenues dedicated to its pension system. This additional revenue source is expected to help stabilize the pension fund; however, improvement is yet to be seen.

As a result of the USVI’s precarious financial condition, the territory has struggled to provide audited financial statements

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in a timely manner; the territory has still not disclosed audited financials since fiscal year 2023. In fiscal year 2023, the USVI’s general fund had a $93 million deficit and an accumulated general fund balance of -$470 million.

Policies and Procedures Regarding the Release of Portfolio Holdings

The Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Fund’s Chief Compliance Officer, does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of the Fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Fund's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Fund's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, subject to the limited exceptions noted below, a complete list of the Fund's portfolio holdings is generally released no sooner than 15 calendar days after the end of each calendar month but may be released earlier provided the release is made available to the general public. Other portfolio holdings information, such as top 10 holdings, commentaries and other materials that may reference specific holdings information of the Fund as of the most recent month end are generally released five days after the end of each month but may be released earlier or later as deemed appropriate by the Fund’s portfolio manager. Released portfolio holdings information can be viewed at www.franklintempleton.com.

To the extent that this policy would permit the release of portfolio holdings information regarding a particular portfolio holding for the Fund that is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity or other market considerations, the portfolio manager for the Fund may request that the release of such information be withheld.

Exceptions to the portfolio holdings release policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders shall be made by the Fund's Chief Compliance Officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers; service providers to the Fund and investment manager; municipal securities brokers using the Investor Tools product, which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets; certain entities, in response to any regulatory requirements, approved by the investment manager’s Chief Compliance Officer in limited circumstances; and transition managers hired by Fund shareholders. In addition, should the Fund process a shareholder’s redemption request in-kind, the Fund may, under certain circumstances, provide portfolio holdings information to such shareholder to the extent necessary to allow the shareholder to prepare for receipt of such portfolio securities, which in some circumstances may include using such information to identify any securities the shareholder is not permitted to receive as redemption proceeds or to hedge or otherwise manage the shareholder’s risk exposure in connection with the redemption.

The specific entities to whom the Fund may provide portfolio holdings in advance of their release to the general public are:

• Bloomberg, Capital Access, CDA (Thomson Reuters), FactSet, Fidelity Advisors, S&P Global Ratings, Vestek, and Fidelity Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end.

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• Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Fund, including: Custodian Bank: JPMorgan Chase Bank; Sub-Administrator: JPMorgan Chase Bank; Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP; Outside Fund Legal Counsel: Stradley Ronon Stevens & Young, LLP; Independent Directors'/Trustees' Counsel: Vedder Price P.C.; Proxy Voting Services: Glass, Lewis & Co., LLC and Institutional Shareholder Services, Inc.; Brokerage Analytical Services: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; Financial Printers: Donnelley Financial Solutions, Inc. or GCOM Solutions, Inc.

Eligible third parties that do not otherwise have a duty of confidentiality or have not acknowledged such a duty are required to (a) execute a non-disclosure agreement that includes the following provisions or (b) otherwise acknowledge and represent adherence to substantially similar provisions. Non-disclosure agreements include the following provisions:

• The recipient agrees to keep confidential until such information either is released to the public or the release is otherwise approved by the Chief Compliance Officer.

• The recipient agrees not to trade on the non-public information received, except that a recipient of non-public holdings information received in connection with certain redemptions in-kind pursuant to contractual arrangements will not be prohibited from hedging or otherwise managing its risk exposure from the expected distribution of portfolio securities to be received in the redemptions in-kind.

• The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

A fund other than a U.S. registered Franklin Templeton fund, such as an offshore fund or an unregistered private fund, with holdings that are not substantially similar to the holdings of a U.S. registered Franklin Templeton fund, is not subject to the restrictions imposed by the policy.

Several investment managers within Franklin Templeton (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. Certain of these offshore funds may from time to time invest in securities substantially similar to those of the Fund. The release of portfolio holdings information for such offshore funds is excluded from the Fund's portfolio holdings release policy if such information is given to banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Such information may only be disclosed for portfolio analytics, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager: (1) agrees that it is subject to a duty of confidentiality; (2) agrees that it will not (a) purchase or sell any portfolio securities based on any information received; (b) trade against any U.S. registered Franklin Templeton fund, including the Fund; (c) knowingly engage in any trading practices that are adverse to any such fund or its shareholders; and (d) trade in shares of any such fund; and (3) agrees to limit the dissemination of such information so received within its organization other than to the extent necessary to fulfill its obligations with respect to portfolio analytics for its discretionary clients.

Certain F-T Managers serve as investment advisers to privately placed funds that are exempt from registration, including Canadian institutional pooled funds (“Canadian funds”). In certain circumstances, such unregistered private funds and Canadian funds may have portfolio holdings that are not, in the aggregate, substantially similar to the holdings of a U.S. registered fund, as determined by the Chief Compliance Officer or his/her designee. Under such circumstances the release of portfolio holdings information to a client or potential client or unitholder of the unregistered private fund or Canadian fund may be permissible. In circumstances where an unregistered private fund or Canadian fund invests in portfolio securities that, in the aggregate, are substantially similar to the holdings of a U.S. registered fund, such private funds and Canadian funds are subject to the restrictions imposed by the policy, except that the release of holdings information to a current investor therein is permissible conditioned upon such investor’s execution of a non-disclosure agreement to mitigate the risk that portfolio holdings information may be used to trade inappropriately against a fund. Such non-disclosure agreement must provide that the investor: (1) agrees that it is subject to a duty of confidentiality; (2) agrees to not disseminate such information (except that the investor may be permitted to disseminate such information to an agent as necessary to allow the performance of portfolio analytics with respect to the investor’s investment in such fund); and (3) agrees not to trade on the non-public information received or trade in shares of any U.S. registered Franklin or Templeton fund that is managed in a style substantially similar to that of such fund, in the case of a Canadian fund.

U.S. registered open-end funds and offshore registered funds that invest substantially all of their assets in registered open-

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end funds and/or Exchange Traded Funds are excepted from the policy’s restrictions.

Certain F-T Managers provide model portfolios composed of portfolio holdings information to the sponsors of programs offering separately managed accounts, unified model accounts or similar accounts (“Program Sponsors”). If such model portfolios are substantially similar to those of a U.S. registered fund, such model portfolios may be provided to Program Sponsors so long as: (1) the recipient Program Sponsors has executed a non-disclosure agreement or other agreement containing or incorporating confidentiality provisions that restrict the use and dissemination of confidential portfolio holdings information received by the Program Sponsor as described in the following sentence, or other provisions that impose similar restrictions on such use and dissemination and, (2) the model portfolio has been deemed sufficiently liquid by the F-T Manager's liquidity committee or the applicable F-T Managers for the strategies of the applicable model portfolios, as determined in their reasonable judgment. Such agreement must provide that the Program Sponsor agrees that: (1) it is subject to a duty of confidentiality; (2) it will use confidential model portfolio information only to the extent necessary to perform its obligations under the agreement; and (3) it will not disclose confidential model portfolio information except to personnel or parties who have a need to know such confidential information in connection with, or in order to fulfill the purposes contemplated by, the agreement.

Some F-T Managers serve as sub-advisers to other mutual funds not within the Franklin Templeton fund complex ("other funds"), which may be managed in a style substantially similar to that of a U.S. registered Franklin or Templeton fund. Such other funds are not subject to the Fund's portfolio holdings release policy. The sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

The Fund's portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Fund's board, and any other material amendments shall also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment manager's compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

Officers and Trustees

The Trust has a board of trustees. Each trustee will serve until that person resigns or retires and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, appoints the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The board also monitors the Fund to help ensure that no material conflicts exist among share classes. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years, number of portfolios overseen in the Franklin Templeton fund complex and other directorships held during at least the past five years are shown below.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1984	114	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	114	Hess Corporation (exploration of oil and gas) (2014-2025).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018-present); and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	114

Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present); and formerly, Avis Budget Group Inc. (car rental) (2007-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since 2019	114

Santander Holdings USA (holding company) (2019-present); and formerly, Hess Corporation (exploration of oil and gas) (1993-2025); Santander Consumer USA Holdings, Inc. (consumer finance) (2016-2023), Canadian National Railway (railroad) (2001-2021), White Mountains Insurance Group, Ltd. (holding company) (2004-2021), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	114	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-2025); Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	114

Graham Holdings Company (education and media organization) (2011-2021); The Southern Company (energy company) (2014-2020; previously 2010-2012) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2021	107

Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Gregory E. Johnson[2] (1961) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board since 2023 and Trustee since 2007	123	None

Principal Occupation During at Least the Past 5 Years:

Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.

Rupert H. Johnson, Jr.[3] (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2013	114	None

Principal Occupation During at Least the Past 5 Years:

Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.

Ben Barber (1969) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton fund complex; and formerly, Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).

Bjorn A. Davis (1965) 100 First Stamford Place Stamford, CT 06902	Chief Compliance Officer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Global Regulatory Compliance US Advisory Services; Chief Compliance Officer, Franklin Advisers, Inc., Franklin Mutual Advisers LLC, Franklin Templeton Institutional LLC, Templeton Investment Counsel LLC and Templeton Global Advisors Limited (since 2023); formerly, Director, Franklin Templeton Global Regulatory Compliance; Chief Compliance Officer, K2 Advisors, LLC and K2/D&S Management Co., LLC (2011 - 2023).

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Susan Kerr (1949) One Madison Avenue New York, NY 10010	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton fund complex.

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since 2024	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since 2023	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton fund complex; and formerly, Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2025, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.

3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.

The Trust's independent board members constitute the sole independent board members of 24 investment companies in the Franklin Templeton complex for which each independent board member currently is paid a $304,000 annual retainer fee, together with a $7,000 per meeting fee for attendance at each regularly scheduled board meeting, a portion of which fees are allocated to the Trust. To the extent held, compensation may also be paid for attendance at specially held board meetings. The Trust's lead independent board member is paid an annual supplemental retainer of $75,000 for services to such investment companies, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds are paid a $10,000 annual retainer fee, together with a $3,000 fee per Committee meeting in which they participate, a portion of which is allocated to the Trust. Terrence J. Checki, who serves as chairman of the Audit Committee of the Trust and such other funds receives a fee of $50,000 per year in lieu of the Audit Committee member retainer fee, a portion of which is allocated to the Trust. The following table provides the total fees paid to independent board members by the Trust and by other funds in Franklin Templeton. Prior to January 1, 2026, the Trust's lead independent board member was paid an annual supplemental retainer of $50,000 for services to such investment companies, a portion of which is allocated to the Trust.

Name	Total Fees Received from the Fund* ($)¹	Total Fees Received from Franklin Templeton ($)[2]
Harris J. Ashton	6,214	623,000
Terrence J. Checki	7,632	732,000
Mary C. Choksi	6,984	670,000
Edith E. Holiday	7,968	770,000
J. Michael Luttig	6,759	679,000
Larry D. Thompson	7,024	670,000
Valerie M. Williams	6,930	674,000

*	Represents aggregate fees received from the funds in this SAI.
1.	For the fiscal year ended February 28, 2026.
2.	For the calendar year ended December 31, 2025.

Independent board members are reimbursed for expenses incurred in connection with attending board meetings and such expenses are paid pro rata by each fund in Franklin Templeton for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in Franklin Templeton. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized

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through the adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund (excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid to such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund on December 31, 2025.

Independent Board Members

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Harris J. Ashton	—	—	Over 100,000

Terrence J. Checki	—	—	Over 100,000

Mary C. Choksi	—	—	Over 100,000

Edith E. Holiday	—	—	Over 100,000

J. Michael Luttig	—	—	Over 100,000

Larry D. Thompson	—	—	Over 100,000

Valerie M. Williams	—	—	Over 100,000

Interested Board Members

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Gregory E. Johnson	—	—	Over 100,000

Rupert H. Johnson, Jr.	—	—	Over 100,000

Board committees The board maintains two standing committees: the Audit Committee and the Nominating and Corporate Governance Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Trust: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig, Larry D. Thompson and Valerie M. Williams. The Nominating and Corporate Governance Committee is comprised of the following independent trustees of the Trust: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig, Larry D. Thompson and Valerie M. Williams.

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The Nominating and Corporate Governance Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board members by the incumbent independent board members and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating and Corporate Governance Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by “Qualifying Fund Shareholders” (as defined below). To date, the Nominating and Corporate Governance Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating and Corporate Governance Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating and Corporate Governance Committee at the Trust's offices at One Franklin Parkway, San Mateo, CA 94403-1906 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating and Corporate Governance Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating and Corporate Governance Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating and Corporate Governance Committee.

During the fiscal year ended February 28, 2026, the Audit Committee met three times; the Nominating and Corporate Governance Committee met once.

Board role in risk oversight The board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by management, in consultation with the board and its counsel. These reports address certain investment, valuation, liquidity and compliance matters. The board also may receive special written reports or presentations on a variety of risk issues, either upon the board’s request or upon the investment manager’s initiative. In addition, the Audit Committee of the board meets regularly with the investment manager's internal audit group to review reports on their examinations of functions and processes within Franklin Templeton that affect the Fund.

With respect to investment risk, the board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund meet regularly with the board to discuss portfolio performance, including investment risk. To the extent that the Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the board generally is consulted with respect to such change. To the extent that the Fund invests in certain complex securities, including derivatives, the board receives periodic reports containing information about exposure of the Fund to such instruments. In addition, the investment manager's investment risk personnel meet regularly with the board to discuss a variety of issues, including the impact on the Fund of the investment in particular securities or instruments, such as derivatives and commodities.

With respect to valuation, the Fund’s investment manager provides periodic reports to the board that enable the board to oversee the Fund's investment manager, as the Fund's Valuation Designee, in monitoring and assessing material risks associated with fair valuation determinations, including material conflicts of interest. In addition, the board reviews the investment manager's performance of an annual valuation risk assessment under which the investment manager seeks to identify and enumerate material valuation risks that are or may be impactful to the Fund including, but not limited to (1) the types of investments held (or intended to be held) by the Fund, giving consideration to those investments’ characteristics; (2) potential market or sector shocks or dislocations which may affect the ongoing valuation operations; and (3) the extent to which each fair value

34

methodology uses unobservable inputs. The investment manager reports any material changes to the risk assessment, along with appropriate actions designed to manage such risks, to the board.

With respect to liquidity risk, the board receives liquidity risk management reports under the Fund’s Liquidity Risk Management (LRM) Program and reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the LRM Program and assesses its adequacy and effectiveness of implementation as well as any material changes to the LRM Program.

With respect to compliance risks, the board receives regular compliance reports prepared by the investment manager’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. In accordance with SEC rules, the independent board members meet regularly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the board. The Fund’s board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The investment manager periodically provides an enterprise risk management presentation to the board to describe the way in which risk is managed on a complex-wide level. Such presentation covers such areas as investment risk, reputational risk, personnel risk, and business continuity risk.

Board structure A super-majority of board members consist of independent board members who are not deemed to be “interested persons” as provided under the 1940 Act. While the Chairperson of the Board is an interested person, the board is also served by a lead independent board member. The lead independent board member, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management with respect to questions and issues raised by the independent board members. The lead independent board member also presides at separate meetings of independent board members held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to the Fund and its shareholders.

Trustee qualifications Information on the Fund’s officers and board members appears above including information on the business activities of board members during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Fund’s board. As indicated, Harris J. Ashton has served as a chief executive officer of a NYSE-listed public corporation; Terrence J. Checki has served as a senior executive of a Federal Reserve Bank and has vast experience evaluating economic forces and their impact on markets, including emerging markets; Mary C. Choksi has an extensive background in asset management, including founding an investment management firm; Larry D. Thompson and Edith E. Holiday each have legal backgrounds, including high level legal positions with departments of the U.S. government; J. Michael Luttig has fifteen years of judicial experience as a Federal Appeals Court Judge and eleven years of experience as Executive Vice President and General Counsel of a major public company; Valerie M. Williams has over 35 years of audit and public accounting experience serving numerous global and multi-location companies in various industries; and Gregory E. Johnson and Rupert H. Johnson, Jr. are both high ranking executive officers of Franklin Templeton.

Fair Valuation

The Fund’s board of trustees has designated the investment manager as the board’s Valuation Designee to perform fair value determinations for the Fund and to assess any material risks associated with such determinations, including material conflicts of interest, if any. The Valuation Designee also performs an annual valuation risk assessment to identify and enumerate material valuation risks which are or may be impactful to the Fund. The Fund’s investment manager and its affiliates have formed a Valuation Committee (VC) to assist these obligations. The VC oversees and administers the policies and procedures governing fair valuation determination of securities. The VC meets monthly to review and approve fair value reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VC also reviews the investment manager’s annual valuation risk assessment and provides periodic reports to the board of trustees regarding pricing determinations.

The Fund's policies and procedures governing fair valuation determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The investment manager's compliance staff, or another group within Franklin Templeton, conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the

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operation of the policies and any material changes recommended as a result of such review.

Management and Other Services

Investment manager and services provided The Fund's investment manager is Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906. The investment manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The investment manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The investment manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The investment manager also selects the brokers who execute the Fund's portfolio transactions. The investment manager provides periodic reports to the board, which reviews and supervises the investment manager's investment activities. To protect the Fund, the investment manager and its officers, directors and employees are covered by fidelity insurance.

The investment manager makes decisions for the Fund in accordance with its obligations as investment adviser to the Fund. From time to time, certain affiliates may request that the investment manager focus the Fund’s investments on certain securities, strategies or markets or shift the Fund’s strategy slightly to enhance its attractiveness to specific investors, which may create a conflict of interest. The investment manager may, but is not required to, focus or shift the Fund’s investments in the manner requested provided that the investment manager believes that such investments are consistent with the Fund’s stated investment goals and strategies and are in the best interests of the Fund and its shareholders. In addition, the investment manager and its affiliates manage numerous other investment companies and accounts. The investment manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Fund, its investment manager and the Fund's principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager and the Fund's principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

Management fees The Fund pays the investment manager a fee equal to an annual rate of:

• 0.625% of the value of month-end net assets up to and including $100 million;

• 0.500% of the value of month-end net assets over $100 million up to and including $250 million;

• 0.450% of the value of month-end net assets over $250 million up to and including $7.5 billion;

• 0.440% of the value of month-end net assets over $7.5 billion up to and including $10 billion;

• 0.430% of the value of month-end net assets over $10 billion up to and including $12.5 billion;

• 0.420% of the value of month-end net assets over $12.5 billion up to and including $15 billion;

• 0.400% of the value of month-end net assets over $15 billion up to and including $17.5 billion;

• 0.380% of the value of month-end net assets over $17.5 billion up to and including $20 billion; and

• 0.360% of the value of month-end net assets in excess of $20 billion.

The fee is calculated daily and paid monthly according to the terms of the management agreement. Each class of the Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the Fund paid the following management fees:

Fiscal Year / Fund	Management Fees Earned ($)	Management Fees Waived / Expenses Reimbursed ($)	Management Fee Paid (After Waivers / Expenses Reimbursed) ($)
2026
Arizona Fund	3,146,722	176	3,146,546
Colorado Fund	2,433,840	691	2,433,149
Connecticut Fund	884,766	169,661	715,105
Michigan Fund	3,237,699	950	3,236,749
Minnesota Fund	3,052,723	615	3,052,108
Ohio Tax-Free Income Fund	4,418,761	665	4,418,096
Oregon Fund	3,876,772	300	3,876,472

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Fiscal Year / Fund	Management Fees Earned ($)	Management Fees Waived / Expenses Reimbursed ($)	Management Fee Paid (After Waivers / Expenses Reimbursed) ($)
Pennsylvania Fund	3,285,927	1,672	3,284,255

2025
Arizona Fund	3,432,285	–	3,432,285
Colorado Fund	2,478,178	–	2,478,178
Connecticut Fund	836,608	142,425	694,183
Michigan Fund	3,278,213	–	3,278,213
Minnesota Fund	3,301,395	–	3,301,395
Ohio Tax-Free Income Fund	4,852,439	–	4,852,439
Oregon Fund	4,167,069	–	4,167,069
Pennsylvania Fund	3,291,079	–	3,291,079

2024
Arizona Fund	3,573,111	–	3,573,111
Colorado Fund	2,571,752	–	2,571,752
Connecticut Fund	836,375	112,706	723,669
Michigan Fund	3,414,063	–	3,414,063
Minnesota Fund	3,645,772	–	3,645,772
Ohio Tax-Free Income Fund	5,303,206	–	5,303,206
Oregon Fund	4,396,053	–	4,396,053
Pennsylvania Fund	3,528,347	–	3,528,347

Portfolio managers

The following table identifies the portfolio managers, the number of other accounts (other than the Fund) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated, as applicable. Unless noted otherwise, all information is provided as of February 28, 2026.

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)

John Bonelli	Registered Investment Companies	25 None 1	28,194.5 None 78.4	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

James Conn	Registered Investment Companies	10 5 5	20,600.5 510.6 663.4	None None None	None None None
Other Pooled Investment Vehicles
Other Accounts

Michael Conn	Registered Investment Companies	25 None 1	28,194.5 None 78.4	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Garrett L.	Registered	18	23,645.5	None	None

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Hamilton	Investment Companies	2 None	238.1 None	None None	None None
Other Pooled Investment Vehicles
Other Accounts

Christopher Sperry	Registered Investment Companies	25 None 113	28,194.5 None 5,152.6	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary

38

range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

• Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

• Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

• Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time) as of February 28, 2026:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
John Bonelli	None

James Conn	None

Michael Conn	None

Garrett L. Hamilton	None

Christopher Sperry	None

Administrator and services provided Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees The investment manager pays FT Services a monthly fee equal to an annual rate of:

• 0.150% of the Fund’s average daily net assets up to and including $200 million;

• 0.135% of the Fund’s average daily net assets over $200 million, up to and including $700 million;

• 0.100% of the Fund’s average daily net assets over $700 million, up to and including $1.2 billion; and

• 0.075% of the Fund’s average daily net assets in excess of $1.2 billion.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the investment manager paid FT Services the following administration fees:

Fiscal Year / Fund	Administration Fees Earned ($)	Administration Fees Waived / Expenses Reimbursed ($)	Administration Fees Paid (After Waivers / Expenses Reimbursed) ($)

2026
Arizona Fund	897,141	–	897,141
Colorado Fund	683,817	–	683,817

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Fiscal Year / Fund	Administration Fees Earned ($)	Administration Fees Waived / Expenses Reimbursed ($)	Administration Fees Paid (After Waivers / Expenses Reimbursed) ($)

Connecticut Fund	226,820	–	226,820
Michigan Fund	925,166	–	925,166
Minnesota Fund	869,965	–	869,965
Ohio Tax-Free Income Fund	1,200,968	–	1,200,968
Oregon Fund	1,080,803	–	1,080,803
Pennsylvania Fund	936,597	–	936,597

2025
Arizona Fund	982,039	–	982,039
Colorado Fund	700,409	–	700,409
Connecticut Fund	214,737	–	214,737
Michigan Fund	940,223	–	940,223
Minnesota Fund	946,117	–	946,117
Ohio Tax-Free Income Fund	1,298,761	–	1,298,761
Oregon Fund	1,146,192	–	1,146,192
Pennsylvania Fund	946,903	–	946,903

2024
Arizona Fund	1,013,094	–	1,013,094
Colorado Fund	726,781	–	726,781
Connecticut Fund	213,541	–	213,541
Michigan Fund	975,988	–	975,988
Minnesota Fund	1,029,533	–	1,029,533
Ohio Tax-Free Income Fund	1,398,941	–	1,398,941
Oregon Fund	1,196,971	–	1,196,971
Pennsylvania Fund	1,003,687	–	1,003,687

Shareholder servicing and transfer agent Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, St. Petersburg, FL 33716. Please send all correspondence to Investor Services at P.O. Box 33030, St. Petersburg, FL 33733.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

Sub-administrator JPMorgan Chase Bank, N.A. (JPMorgan) has an agreement with FT Services to provide certain sub-administrative services for the Fund. The administrative services provided by JPMorgan include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's securities and other assets.

Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105, is the Trust's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements included in the Trust's Form N-CSR filed with the SEC.

Portfolio Transactions

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place an accurate dollar value on the special execution or on the research services the investment manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the investment manager

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to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the investment manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the investment manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the investment manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the investment manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases, it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

For the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024, the Fund did not pay any brokerage commissions.

For the fiscal year ended February 28, 2026, the Fund did not pay brokerage commissions to brokers who provided research services.

As of February 28, 2026, the Fund did not own securities of their regular broker-dealers.

Distributions and Taxes

The discussion below pertains to all Funds, unless otherwise noted.

The following discussion is a summary of certain additional tax considerations generally affecting the Fund and its shareholders, some of which may not be described in the Fund’s prospectus. No attempt is made to present a complete detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the prospectus are not intended as a substitute for careful tax planning.

The following discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI, including any amendments to the Code resulting from the TCJA. Future legislative, regulatory or administrative changes, including any provisions of law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. Where indicated below, IRS refers to the United States Internal Revenue Service.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Multi-class distributions The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes and Class R6 transfer agency fees.

Distributions The Fund intends to declare income dividends from its net investment income each day that its net asset value is calculated and pay them monthly. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary or appropriate in the board’s discretion. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value unless you elect to receive them in cash. Distributions declared in October, November or December to shareholders of record in such month and paid in January are treated as if they were paid in December.

Distributions of net investment income. The Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. This net investment income may either be tax-exempt or taxable when distributed to you.

Exempt-interest dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you.

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of any state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than the state in which a state-specific Fund primarily invests.

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Corporate shareholders should be advised that these personal income tax rules may not apply to them and that exempt-interest dividends may be taxable for state income and franchise tax purposes.

Taxable income dividends.  The Fund may earn taxable income from many sources, including temporary investments, the discount on stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income on the sale of market discount bonds. If you are a taxable investor, any income dividends the Fund pays from this income are taxable to you as ordinary income. Because the Fund invests primarily in tax-exempt debt securities, it does not anticipate that any of its dividends will be treated as qualified dividends subject to reduced rates of federal taxation for individuals.

Distributions of capital gains.  The Fund may realize capital gains and losses on the sale of its portfolio securities.

Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund (in excess of any available capital loss carryovers) generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are generally taxable at the reduced long-term capital gains tax rates. For single individuals with taxable income not in excess of $49,450 in 2026 ($98,900 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $545,500 or $613,700, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $545,500 and married individuals filing jointly with taxable income in excess of $613,700. The taxable income thresholds are adjusted annually for inflation. An additional 3.8% Medicare tax may also be imposed as discussed below.

Returns of capital. If the Fund's distributions exceed its earnings and profits (i.e., generally, its taxable income and realized capital gains) for a taxable year, all or a portion of the distributions made in that taxable year may be characterized as a return of capital to you. A return of capital distribution will generally not be taxable, but will reduce the cost basis in your Fund shares and will result in a higher capital gain or in a lower capital loss when you sell your shares. Any return of capital in excess of the basis in your Fund shares, however, will be taxable as a capital gain. In the case of a non-calendar year fund, earnings and profits are first allocated to distributions made on or before December 31 of its taxable year and then to distributions made thereafter. The effect of this provision is to “push” returns of capital into the next calendar year.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Information on the amount and tax character of distributions The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. This information will include the portion of the distributions that on average are comprised of taxable or tax-exempt income, or interest income that is a tax preference item when determining your federal alternative minimum tax. If you have not owned your Fund shares for a full year, the Fund may report to shareholders and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund.

The Fund makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected tax reporting statement to reflect reclassified information. This can result from rules in the Code that effectively prevent regulated investment companies such as the Fund from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Fund has received on its investments during the prior calendar year. If you receive a corrected tax reporting statement, use the information on this statement, and not the information on your original statement, in completing your tax returns.

Avoid "buying a dividend." At the time you purchase your Fund shares, the price of the shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just

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before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”

Election to be taxed as a regulated investment company The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the requirements described below.

Distribution requirement. The Fund must distribute an amount equal to the sum of at least 90% of its net tax-exempt income and 90% of its investment company taxable income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

Income requirement. The Fund must derive at least 90% of its gross income from interest, certain payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived from its business of investing in such securities.

Asset diversification test. The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

In some circumstances, the character and timing of income realized by the Fund for purposes of the income requirement or the identification of the issuer for purposes of the asset diversification test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the income requirement, distribution requirement, or asset diversification test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company, subject to savings provisions for certain qualification failures, which, in general, are limited to those due to reasonable cause and not willful neglect, would thus have a negative impact on the Fund’s income and performance. In that case, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely, subject to certain limitations, to reduce any future capital gains realized by the Fund in succeeding taxable years.

Excise tax distribution requirements

Required distributions.  To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

• 98% of its taxable ordinary income earned during the calendar year;

• 98.2% of its capital gain net income earned during the 12-month period ending October 31; and

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• 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Tax reporting for income and excise tax years. Because the periods for measuring a regulated investment company’s income are different for income (determined on a fiscal year basis) and excise tax years (determined as noted above), special rules are required to calculate the amount of income earned in each period, and the amount of earnings and profits needed to support that income. For example, if the Fund uses the excise tax period ending on October 31 as the measuring period for calculating and paying out capital gain net income and realizes a net capital loss between November 1 and the end of the Fund’s fiscal year, the Fund may calculate its earnings and profits without regard to such net capital loss in order to make its required distribution of capital gain net income for excise tax purposes. The Fund also may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions.

A "qualified late year loss” includes (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property). The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. The Fund may only elect to treat any post-October capital loss, specified gains and specified losses incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Because these rules are not entirely clear, the Fund may be required to interpret the "qualified late-year loss" and other rules relating to these different year-ends to determine its taxable income and capital gains. The Fund’s reporting of income and its allocation between different taxable and excise tax years may be challenged by the IRS, possibly resulting in adjustments in the income reported by the Fund on its tax returns and/or by the Fund to you on your year-end tax statements.

Medicare tax An additional 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. Investment income does not include exempt interest dividends. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Any liability for this additional Medicare tax is reported by you on, and paid with, your federal income tax return.

Sales of Fund shares Sales and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton or Legg Mason fund, you are required to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Under current law, shares held one year or less are short-term and shares held more than one year are long-term. The conversion of shares of one class into another class of the same fund is not a taxable exchange for federal income tax purposes. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Sales at a loss within six months of purchase.  If you sell or exchange Fund shares that you owned for six months or less:

• any loss incurred is disallowed to the extent of any exempt-interest dividends paid to you on your shares, and

• any remaining loss is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund.

However, the loss disallowance rule for exempt-interest dividends will not apply to any loss incurred on a redemption

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or exchange of shares of a fund that declares dividends daily and distributes them at least monthly.

Wash sales.  All or a portion of any loss that you realize on the sale or exchange of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your sale or exchange. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Deferral of basis. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

• In your original purchase of Fund shares, you paid a sales charge and received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

• You sell some or all of your original shares within 90 days of their purchase, and

• You reinvest the sales proceeds in the Fund or in another Franklin Templeton fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Reportable transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Cost basis reporting  Beginning in calendar year 2012, the Fund is required to report the cost basis of Fund shares sold or exchanged to you and the IRS annually. The cost basis of Fund shares acquired by purchase will generally be based on the amount paid for the shares, including any front-end sales charges, and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Fund shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Fund shares. Capital gains and losses on the sale or exchange of Fund shares are generally taxable transactions for federal and state income tax purposes.

Shares acquired on or after January 1, 2012. Cost basis reporting is generally required for Fund shares that are acquired by purchase, gift, inheritance or other transfer on or after January 1, 2012 (referred to as “covered shares”), and subsequently sold or exchanged on or after that date. Cost basis reporting does not apply to sales or exchanges of shares acquired before January 1, 2012, or to shares held in money market funds that maintain a stable $1 net asset value and tax-deferred accounts, such as individual retirement accounts and qualified retirement plans.

Cost basis methods.  Treasury regulations permit the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are treated as sold or exchanged when there are multiple purchases at different prices and the entire position is not sold at one time.

The Fund’s default method is the average cost method. Under the average cost method, the cost basis of your Fund shares will be determined by averaging the cost basis of all outstanding shares. The holding period for determining whether gains and losses are short-term or long-term is based on the first-in-first-out method (FIFO) which treats the earliest shares acquired as those first sold or exchanged.

If you wish to select a different cost basis method, or choose to specifically identify your shares at the time of each sale or exchange, you must contact the Fund. However, once a shareholder has sold or exchanged covered shares from the shareholder’s account, a change by the shareholder from the average cost method to another permitted method will only apply prospectively to shares acquired after the date of the method change.

Under the specific identification method, Treasury regulations require that you adequately identify the tax lots of Fund shares to be sold, exchanged or transferred at the time of each transaction. An adequate identification is made by providing the dates that the shares were originally acquired and the number of shares to be sold, exchanged or transferred from each applicable tax lot. Alternatively, an adequate identification of shares may be made with a standing order of instruction on your account. If you do not provide an adequate identification the Fund is required to use the FIFO method with any shares with an unknown acquisition date treated as sold or exchanged first.

The Fund does not recommend any particular cost basis method and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax or financial advisor to determine which method is best for you and then notify the Fund if you intend to use a method other than average cost.

If your account is held by your financial advisor or other broker-dealer, that firm may select a different cost basis default method. In these cases, please contact the firm to

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obtain information with respect to the available methods and elections for your account.

Shares acquired before January 1, 2012.  Cost basis reporting is not generally required for Fund shares that were acquired by purchase, gift, inheritance or other transfer prior to January 1, 2012 (referred to as “noncovered shares”), regardless of when they are sold or exchanged. As a service to shareholders, the Fund presently intends to continue to provide shareholders cost basis information for eligible accounts for shares acquired prior to January 1, 2012. Consistent with prior years, this information will not be reported to the IRS or any state taxing authority.

Shareholders that use the average cost method for shares acquired before January 1, 2012 must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election cannot be made by notifying the Fund.

Important limitations regarding cost basis information.  The Fund will report the cost basis of your Fund shares by taking into account all of the applicable adjustments required by the Code for purposes of reporting cost basis information to shareholders and the IRS annually. However the Fund is not required, and in many cases the Fund does not possess the information, to take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided with respect to covered or noncovered shares, and make any additional basis, holding period or other adjustments that are required by the Code when reporting these amounts on their federal and state income tax returns. Shareholders remain solely responsible for complying with all federal and state income tax laws when filing their income tax returns.

Additional information about cost basis reporting.  For additional information about cost basis reporting, including the methods and elections available to you, please contact Franklin Templeton at (800) DIAL BEN/342-5236. Additional information is also available on www.franklintempleton.com/costbasis.

Tax certification and backup withholding Tax laws require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your distributions and sales proceeds unless you:

• provide your correct Social Security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

If you fail to meet any of these certification requirements, you will be subject to federal backup withholding at a rate of 24% on any reportable payments that you receive from the Fund, including any exempt-interest dividends (even though this income is not subject to regular federal income tax), taxable ordinary and capital gain dividends, and any redemption proceeds on the sale of your Fund shares. State backup withholding may also apply.

The Fund must also withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Failure of a tax-exempt security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the tax-exempt security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the tax-exempt security was issued. In such a case, you, the IRS and the appropriate state tax authorities may receive amended information returns for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Qualified dividends and the corporate dividends-received deduction Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none of its income dividends will be qualifying dividend income or dividends eligible for the corporate dividends-received deduction.

Investment in complex securities  The Fund’s investment in certain complex securities could subject it to one or more special tax rules (including, but not limited to, the wash sale rules), which may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments to the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or tax character of the Fund’s distributions to shareholders. Moreover, because the tax rules applicable to complex securities, including derivative financial instruments, are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect

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whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

In general.  Gain or loss recognized by the Fund on the sale or other disposition of municipal bonds and other portfolio investments will generally be capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Portfolio investments held for more than one year generally will be eligible for long-term capital gain or loss treatment.

Debt obligations purchased at a discount.  Gain recognized on the disposition of a debt obligation purchased by the Fund with market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation, unless the Fund made an election to accrue market discount into income currently. Fund distributions of accrued market discount on municipal bonds, including any current inclusions, are taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits.

Debt obligations issued at a discount. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Fund distributions from accruals of original issue discount on municipal bonds are generally taxable to shareholders as exempt-interest dividends to the extent of the Fund’s earnings and profits. The Fund’s investment in such securities issued at a discount may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Investments in debt obligations that are at risk of or in default. The Fund may also hold obligations that are at risk of or in default. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on such a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Treatment of private activity bond interest Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for individual taxpayers when determining their alternative minimum tax under the Code. Private activity bond interest could subject you to or increase your liability under the federal alternative minimum tax, depending on your personal tax position. Persons defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult their tax advisors before buying Fund shares.

Generally, exempt-interest dividends derived from interest on certain tax-exempt private activity bonds is considered an item of tax preference includable in the alternative minimum taxable income of individual taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction. Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund.

Treatment of pre-refunded bonds Under the TCJA, interest paid on a bond issued after December 31, 2017, to advance refund another bond is subject to federal income tax.

State income taxes Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by the TCJA, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The tax information furnished by the Fund to shareholders and the IRS annually with respect to the amount and character of dividends paid, cost basis information with respect to shares redeemed or exchanged, and records maintained by the Fund with respect to the cost basis of Fund shares, will be prepared on the basis of current federal income tax law to comply with the information reporting requirements of the Code, and not necessarily on the basis of the law of any state in which a shareholder is resident or otherwise subject to tax. If your account is held by your financial advisor or other broker, contact that firm with respect to any state information reporting requirements applicable to your investment in the Fund. Certain funds are required to report tax information, including tax-exempt interest dividends subject to state income tax, to the California Franchise Tax

47

Board, the Connecticut Department of Revenue Services and the Minnesota Department of Revenue, annually.

Accordingly, the amount and character of income, gain or loss realized by a shareholder with respect to an investment in Fund shares for state income tax purposes may differ from that for federal income tax purposes. Franklin Templeton provides additional tax information, including tax-exempt income by jurisdiction and U.S. government interest, on www.franklintempleton.com (under the Tax Center) to assist shareholders with the preparation of their federal and state income tax returns. Shareholders are solely responsible for determining the amount and character of income, gain or loss to report on their federal, state and local income tax returns each year as a result of their purchase, holding and sale of Fund shares.

Non-U.S. investors  Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

In general. The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on U.S. source dividends. Exemptions from U.S. withholding tax are provided for capital gains realized on the sales of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains, and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. “Qualified interest income” includes, in general, the sum of the Fund’s U.S. source: i) bank deposit interest, ii) short-term original issue discount, iii) portfolio interest, and iv) any interest-related dividend passed through from another regulated investment company.

However, notwithstanding such exemptions from U.S. withholding tax at source, any taxable distributions and proceeds from the sale of your Fund shares will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

It may not be practical in every case for the Fund to report to shareholders, and the Fund reserves the right in these cases to not report, interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not, in turn, be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Effectively connected income.  Taxable ordinary income dividends paid by the Fund to non-U.S. investors on portfolio investments are generally subject to U.S. withholding tax at 30% or a lower treaty rate. However, if you hold your Fund shares in connection with a U.S. trade or business, your income and gains may be considered effectively connected income and taxed in the U.S. on a net basis at graduated income tax rates in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax. An individual who is a non-U.S. investor will be subject to U.S. federal estate tax on the value of the Fund shares owned at the time of death, unless a treaty exemption applies between the country of residence of the non-U.S. investor and the U.S. Even if a treaty exemption is available, a decedent’s estate may nevertheless be required to file a U.S. estate tax return to claim the exemption, as well as to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) on which a U.S. federal tax lien has been released and is required before the Fund can release a nonresident alien decedent's investment in the Fund to his or her estate. A transfer certificate is not required for property administered by an executor or administrator appointed, qualified and acting within the United States. For estates with U.S. situs assets of not more than $60,000 (there is a statutory estate tax credit for this amount of property), an affidavit from the executor of the estate or other authorized individual along with additional evidence requested by the IRS relating to the decedent’s estate evidencing the U.S. situs assets may be provided in lieu of a federal transfer certificate. Transfers by gift of shares of the Fund by a non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. investor entitled to claim the benefits of a treaty between the country of residence of the non-U.S. investor and the U.S. may be different from the consequences described above.

Tax certification and backup withholding as applied to non-U.S. investors.  Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding at a rate of 24% and, if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor’s country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN generally remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. In certain instances, Form W-8BEN may remain valid indefinitely unless the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Non-U.S. investors must advise the Fund of any change of circumstances that would render the information given on the form incorrect and must then provide a new W-

48

8BEN to avoid the prospective application of backup withholding.

Foreign Account Tax Compliance Act Under the Foreign Account Tax Compliance Act (FATCA), foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE) that are shareholders in the Fund may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners, or (ii) if it does have such owners, reports information relating to them to the withholding agent, which will, in turn, report that information to the IRS. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report information either (i) to the Fund, or other applicable withholding agent, which will, in turn, report information to the IRS, or (ii) directly to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.

Organization, Voting Rights and Principal Holders

Each Fund, except Franklin Connecticut Tax-Free Income Fund, is a diversified series of Franklin Tax-Free Trust (Trust), an open-end management investment company, commonly called a mutual fund. The Franklin Connecticut Tax-Free Income Fund is a non-diversified series of the Trust. The Trust was initially organized as a Massachusetts business trust in September 1984, was converted to a Delaware statutory trust effective July 1, 2007 and is registered with the SEC.

Each Fund currently offers five classes of shares, Class A, Class A1, Class C, Class R6 and Advisor Class. On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares. The Funds began offering new Class A shares on September 10, 2018. The Fund may offer additional classes of shares in the future. The full title of each class is:

• Franklin Arizona Tax-Free Income Fund - Class A

• Franklin Arizona Tax-Free Income Fund - Class A1

• Franklin Arizona Tax-Free Income Fund - Class C

• Franklin Arizona Tax-Free Income Fund - Class R6

• Franklin Arizona Tax-Free Income Fund - Advisor Class

• Franklin Colorado Tax-Free Income Fund - Class A

• Franklin Colorado Tax-Free Income Fund - Class A1

• Franklin Colorado Tax-Free Income Fund - Class C

• Franklin Colorado Tax-Free Income Fund - Class R6

• Franklin Colorado Tax-Free Income Fund - Advisor Class

• Franklin Connecticut Tax-Free Income Fund - Class A

• Franklin Connecticut Tax-Free Income Fund - Class A1

• Franklin Connecticut Tax-Free Income Fund - Class C

• Franklin Connecticut Tax-Free Income Fund - Class R6

• Franklin Connecticut Tax-Free Income Fund - Advisor Class

• Franklin Michigan Tax-Free Income Fund - Class A

• Franklin Michigan Tax-Free Income Fund - Class A1

• Franklin Michigan Tax-Free Income Fund - Class C

• Franklin Michigan Tax-Free Income Fund - Class R6

49

• Franklin Michigan Tax-Free Income Fund - Advisor Class

• Franklin Minnesota Tax-Free Income Fund - Class A

• Franklin Minnesota Tax-Free Income Fund - Class A1

• Franklin Minnesota Tax-Free Income Fund - Class C

• Franklin Minnesota Tax-Free Income Fund - Class R6

• Franklin Minnesota Tax-Free Income Fund - Advisor Class

• Franklin Ohio Tax-Free Income Fund - Class A

• Franklin Ohio Tax-Free Income Fund - Class A1

• Franklin Ohio Tax-Free Income Fund - Class C

• Franklin Ohio Tax-Free Income Fund - Class R6

• Franklin Ohio Tax-Free Income Fund - Advisor Class

• Franklin Oregon Tax-Free Income Fund - Class A

• Franklin Oregon Tax-Free Income Fund - Class A1

• Franklin Oregon Tax-Free Income Fund - Class C

• Franklin Oregon Tax-Free Income Fund - Class R6

• Franklin Oregon Tax-Free Income Fund - Advisor Class

• Franklin Pennsylvania Tax-Free Income Fund - Class A

• Franklin Pennsylvania Tax-Free Income Fund - Class A1

• Franklin Pennsylvania Tax-Free Income Fund - Class C

• Franklin Pennsylvania Tax-Free Income Fund - Class R6

• Franklin Pennsylvania Tax-Free Income Fund - Advisor Class

Shares of each class represent proportionate interests in the Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval.

As of June 1, 2026, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Franklin Arizona Tax-Free Income Fund
EDWARD JONES & CO	A	35.54
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

WFCS LLC	A	17.14
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

MORGAN STANLEY SMITH BARNEY LLC	A	9.79
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

LPL FINANCIAL	A	5.08
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

MERRILL LYNCH PIERCE FENNER & SMITH	A	5.04
FOR THE BENEFIT OF ITS CUSTOMER
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

EDWARD JONES & CO	A1	20.08
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A1	16.14
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

MERRILL LYNCH PIERCE FENNER & SMITH	A1	7.37
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION/973M9
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

MORGAN STANLEY SMITH BARNEY LLC	A1	5.22
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

CHARLES SCHWAB & CO INC	Advisor	25.58
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

50

Name and Address	Share Class	Percentage (%)
PERSHING LLC	Advisor	17.97
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MERRILL LYNCH PIERCE FENNER & SMITH	Advisor	9.43
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

LPL FINANCIAL	Advisor	8.34
A C 1000-005
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

RAYMOND JAMES	Advisor	7.31
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

NATIONAL FINANCIAL SERVICES LLC	Advisor	6.06
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

AMERICAN ENTERPRISE INVESTMENT SVC	Advisor	5.09
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

WFCS LLC	C	37.64
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

PERSHING LLC	C	12.85
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

RAYMOND JAMES	C	9.63
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

EDWARD JONES & CO	C	8.84
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

LPL FINANCIAL	C	8.67
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

MORGAN STANLEY SMITH BARNEY LLC	C	8.65
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

EDWARD JONES & CO	R6	85.02
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

CHARLES SCHWAB & CO INC	R6	8.50
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105

Franklin Colorado Tax-Free Income Fund
EDWARD JONES & CO	A	39.23
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

WFCS LLC	A	9.88
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A	7.39
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	A	6.90
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

RAYMOND JAMES	A	6.68
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

EDWARD JONES & CO	A1	24.79
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A1	8.74
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A1	8.15
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	A1	7.70
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

51

Name and Address	Share Class	Percentage (%)
RBC CAPITAL MARKETS LLC	A1	6.03
MUTUAL FUND OMNIBUS PROCESSING
OMNIBUS
ATTN MUTUAL FUND OPS MANAGER
250 NICOLLET MALL STE 1400
MINNEAPOLIS MN 554011931

RAYMOND JAMES	A1	5.69
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

PERSHING LLC	Advisor	39.02
1 PERSHING PLZ
JERSEY CITY NJ 073990001

CHARLES SCHWAB & CO INC	Advisor	13.22
ATTN MUTUAL FUNDS
SPECIAL CUSTODY ACCT FBO CUSTOMERS
211 MAIN ST
SAN FRANCISCO CA 941051905

RAYMOND JAMES	Advisor	11.00
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

LPL FINANCIAL	Advisor	7.11
A C 1000-0005
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

UBS WM USA	Advisor	6.17
0O0 11011 6100
OMNI ACCOUNT M/F
SPEC CDY A/C EXCL BEN CUSTOMERS UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 070866761

NATIONAL FINANCIAL SERVICES LLC	Advisor	6.04
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MORGAN STANLEY SMITH BARNEY LLC	Advisor	5.76
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

WFCS LLC	C	23.02
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

PERSHING LLC	C	11.99
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

EDWARD JONES & CO	C	10.47
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

RAYMOND JAMES	C	8.17
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

LPL FINANCIAL	C	6.73
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

RICHARD J STUMPF	C	5.41
T/O/D
245 RIVERSIDE DR
BASALT CO 816219246

EDWARD JONES & CO	R6	51.62
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

SEI PRIVATE TRUST COMPANY	R6	29.03
C/O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

NATIONAL FINANCIAL SERVICES LLC	R6	15.14
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

Franklin Connecticut Tax-Free Income Fund
EDWARD JONES & CO	A	20.09
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

MERRILL LYNCH PIERCE FENNER & SMITH	A	17.40
FOR THE BENEFIT OF ITS CUSTOMER
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

PERSHING LLC	A	12.31
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MORGAN STANLEY SMITH BARNEY LLC	A	9.34
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

LPL FINANCIAL	A	7.77
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

LPL FINANCIAL	A1	11.07
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

52

Name and Address	Share Class	Percentage (%)
MERRILL LYNCH PIERCE FENNER & SMITH	A1	8.42
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION/973P3
4800 DEER LAKE DR E
JACKSONVILLE FL 322466486

EDWARD JONES & CO	A1	7.23
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

PERSHING LLC	A1	7.21
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

WFCS LLC	A1	6.47
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

NATIONAL FINANCIAL SERVICES LLC	A1	6.13
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MORGAN STANLEY SMITH BARNEY LLC	A1	6.03
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

PERSHING LLC	Advisor	49.96
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MORGAN STANLEY SMITH BARNEY LLC	Advisor	10.01
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

NATIONAL FINANCIAL SERVICES LLC	Advisor	8.72
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MERRILL LYNCH PIERCE FENNER & SMITH	Advisor	6.88
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

LPL FINANCIAL	Advisor	5.46
A C 1000-0005
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

UBS WM USA	Advisor	5.42
0O0 11011 6100
SPEC CDY A/C EXCL BEN CUSTOMERS UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 070866761

MORGAN STANLEY SMITH BARNEY LLC	C	25.63
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

NATIONAL FINANCIAL SERVICES LLC	C	23.47
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

RAYMOND JAMES	C	14.75
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

LPL FINANCIAL	C	11.70
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

WFCS LLC	C	8.02
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

MERRILL LYNCH PIERCE FENNER & SMITH	R6	68.30
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

SEI PRIVATE TRUST COMPANY	R6	24.42
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

EDWARD JONES & CO	R6	5.53
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

Franklin Michigan Tax-Free Income Fund
EDWARD JONES & CO	A	28.94
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	A	8.65
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	A	6.70
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

53

Name and Address	Share Class	Percentage (%)
AMERICAN ENTERPRISE INVESTMENT SVC	A	5.36
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

EDWARD JONES & CO	A1	13.71
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	A1	8.02
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

RAYMOND JAMES	A1	7.83
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

WFCS LLC	A1	6.76
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

UBS WM USA	A1	6.61
0O0 11011 6100
OMNI ACCOUNT M/F
SPEC CDY A/C EXCL BEN CUSTOMERS UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 070866761

MERRILL LYNCH PIERCE FENNER & SMITH	Advisor	31.67
FOR SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

PERSHING	Advisor	27.18
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

AMERICAN ENTERPRISE INVESTMENT SVC	Advisor	12.55
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

CHARLES SCHWAB & CO INC	Advisor	7.76
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

NATIONAL FINANCIAL SERVICES LLC	Advisor	6.15
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

RAYMOND JAMES	Advisor	5.30
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

LPL FINANCIAL	C	24.34
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

PERSHING LLC	C	7.09
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

RAYMOND JAMES	C	6.67
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

EDWARD JONES & CO	C	6.38
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	C	5.45
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

SEI PRIVATE TRUST COMPANY	R6	43.01
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

EDWARD JONES & CO	R6	30.31
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

CHARLES SCHWAB & CO INC	R6	13.16
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105

Franklin Minnesota Tax-Free Income Fund
EDWARD JONES & CO	A	39.06
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

LPL FINANCIAL	A	10.61
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

WFCS LLC	A	9.55
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

54

Name and Address	Share Class	Percentage (%)
AMERICAN ENTERPRISE INVESTMENT SVC	A	6.89
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

NATIONAL FINANCIAL SERVICES LLC	A	5.50
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

EDWARD JONES & CO	A1	28.59
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A1	7.05
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A1	6.51
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

PERSHING LLC	Advisor	27.64
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

CHARLES SCHWAB & CO INC	Advisor	20.47
SPECIAL CUSTODY ACCOUNT
FBO EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

LPL FINANCIAL	Advisor	13.14
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

UBS WM USA	Advisor	9.16
0O0 11011 6100
SPEC CDY A/C EXCL BEN CUSTOMERS UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 070866761

WFCS LLC	Advisor	7.01
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 631032523

NATIONAL FINANCIAL SERVICES LLC	Advisor	6.73
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	C	21.37
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

WFCS LLC	C	14.04
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

PERSHING LLC	C	8.58
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

EDWARD JONES & CO	C	8.32
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

CHARLES SCHWAB & CO INC	C	6.94
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

AMERICAN ENTERPRISE INVESTMENT SVC	C	6.08
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

EDWARD JONES & CO	R6	64.31
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

CHARLES SCHWAB & CO INC	R6	20.08
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105

Franklin Ohio Tax-Free Income Fund
EDWARD JONES & CO	A	30.56
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	A	16.48
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

PERSHING LLC	A	9.26
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

LPL FINANCIAL	A	5.04
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

55

Name and Address	Share Class	Percentage (%)
EDWARD JONES & CO	A1	19.83
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	A1	16.74
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

PERSHING LLC	A1	6.11
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

LPL FINANCIAL	A1	5.62
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

UBS WM USA	A1	5.37
0O0 11011 6100
OMNI ACCOUNT M/F
SPEC CDY A/C EXCL BEN CUSTOMERS UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 070866761

NATIONAL FINANCIAL SERVICES LLC	Advisor	26.72
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

PERSHING LLC	Advisor	17.81
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

RAYMOND JAMES	Advisor	13.23
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

AMERICAN ENTERPRISE INVESTMENT SVC	Advisor	6.75
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

UBS WM USA	Advisor	6.41
0O0 11011 6100
OMNI ACCOUNT M/F
SPEC CDY A/C EXCL BEN CUSTOMERS UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 070866761

NATIONAL FINANCIAL SERVICES LLC	C	27.31
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	C	8.97
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

EDWARD JONES & CO	C	8.78
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

CHARLES SCHWAB & CO INC	C	8.13
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

RAYMOND JAMES	C	8.03
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

EDWARD JONES & CO	R6	76.84
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	R6	8.47
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUNDS DEPARTMENT
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

CHARLES SCHWAB & CO INC	R6	5.53
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105

Franklin Oregon Tax-Free Income Fund
EDWARD JONES & CO	A	52.39
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	A	7.33
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

EDWARD JONES & CO	A1	40.97
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

NATIONAL FINANCIAL SERVICES LLC	A1	5.29
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

56

Name and Address	Share Class	Percentage (%)
WFCS LLC	A1	5.21
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

CHARLES SCHWAB & CO INC	Advisor	29.87
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

PERSHING LLC	Advisor	13.36
1 PERSHING PLZ
JERSEY CITY NJ 073990001

LPL FINANCIAL	Advisor	11.55
A C 1000-0005
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	Advisor	11.22
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

AMERICAN ENTERPRISE INVESTMENT SVC	Advisor	7.60
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

RAYMOND JAMES	Advisor	7.23
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 337161102

UBS WM USA	Advisor	6.95
0O0 11011 6100
OMNI ACCOUNT M/F
SPEC CDY A/C EXCL BEN CUSTOMERS UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 070866761

WFCS LLC	C	20.23
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

EDWARD JONES & CO	C	11.06
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

AMERICAN ENTERPRISE INVESTMENT SVC	C	10.94
FBO 41999970
707 2ND AVE S
MINNEAPOLIS MN 554022405

NATIONAL FINANCIAL SERVICES LLC	C	10.73
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	C	8.31
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

PERSHING LLC	C	7.71
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MORGAN STANLEY SMITH BARNEY LLC	C	6.70
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

EDWARD JONES & CO	R6	84.73
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

SEI PRIVATE TRUST COMPANY	R6	9.76
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

Franklin Pennsylvania Tax-Free Income Fund
EDWARD JONES & CO	A	14.37
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

WFCS LLC	A	13.74
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

LPL FINANCIAL	A	10.45
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	A	8.63
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

MERRILL LYNCH PIERCE FENNER & SMITH	A	6.69
FOR THE BENEFIT OF ITS CUSTOMER
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E
JACKSONVILLE FL 322466484

CHARLES SCHWAB & CO INC	A	6.40
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

57

Name and Address	Share Class	Percentage (%)
PERSHING LLC	A	6.36
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

MORGAN STANLEY SMITH BARNEY LLC	A	6.25
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

EDWARD JONES & CO	A1	12.32
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

LPL FINANCIAL	A1	9.82
OMNIBUS CUSTOMER ACCOUNT
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND TRADING
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

NATIONAL FINANCIAL SERVICES LLC	A1	9.70
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

WFCS LLC	A1	7.19
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

CHARLES SCHWAB & CO INC	A1	6.47
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 941051905

MORGAN STANLEY SMITH BARNEY LLC	A1	5.63
FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS
1 NEW YORK PLAZA FL 12
NEW YORK NY 100041901

PERSHING LLC	Advisor	57.44
1 PERSHING PLZ
JERSEY CITY NJ 073990001

NATIONAL FINANCIAL SERVICES LLC	Advisor	9.23
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

LPL FINANCIAL	C	14.97
FBO CUSTOMER ACCOUNTS
OMNIBUS CUSTOMER ACCOUNT
ATTN MUTUAL FUND OPERATIONS
4707 EXECUTIVE DRIVE
SAN DIEGO CA 921213091

PERSHING LLC	C	12.22
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

WFCS LLC	C	11.02
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
ST LOUIS MO 631032523

NATIONAL FINANCIAL SERVICES LLC	C	6.93
FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUND DEPARTMENT 4TH FLR
499 WASHINGTON BLVD
JERSEY CITY NJ 073101995

EDWARD JONES & CO	C	5.08
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER ROAD
SAINT LOUIS MO 631313710

PERSHING LLC	R6	35.15
1 PERSHING PLAZA
JERSEY CITY NJ 073990001

EDWARD JONES & CO	R6	33.38
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD
SAINT LOUIS MO 631313710

SEI PRIVATE TRUST COMPANY	R6	29.89
C O TIAA SWP
1 FREEDOM VALLEY DR
OAKS PA 194569989

To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

As of June 1, 2026, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds offered by Franklin Templeton.

Buying and Selling Shares

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Distributors, LLC (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

The Fund and other U.S. registered investment companies within the Franklin Templeton fund complex are intended for sale to residents of the U.S., and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions. The above restrictions are generally not applicable to sales in U.S. territories or to diplomatic staff members or members of the U.S. military with an APO or FPO address outside of the U.S. Investors are responsible for

58

compliance with tax, securities, currency exchange or other regulations applicable to redemption and purchase transactions in any state or jurisdiction to which they may be subject. Investors should consult with their financial intermediary and appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. Shares of the Fund may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. If an investor becomes a Canadian resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton or Legg Mason funds.

Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA). The shares offered by this prospectus may not be directly or indirectly offered or distributed in any such country. If an investor becomes an EU or EEA resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton or Legg Mason funds.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share). All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund, we may impose a $10 charge against your account for each returned item.

Investment by asset allocators and large shareholders Particularly during times of overall market turmoil or price volatility, the Fund may experience adverse effects when certain large shareholders such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas) and asset allocators (who make investment decisions on behalf of underlying clients), purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

When experiencing such purchases and redemptions by large shareholders, the Fund may restrict or reject purchases, in accordance with the Frequent Trading Policy of the Fund as set forth in the Fund’s Prospectus. The Fund also may delay payment of redemptions up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a purchase or redemption request, which could result in the automatic processing of a large transaction that is detrimental to the Fund and its shareholders.

Initial sales charges The maximum initial sales charge is 3.75% for Class A and Class A1. There is no initial sales charge for Class C, Class R6 and Advisor Class.

The initial sales charge for Class A and Class A1 shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton and Legg Mason funds to take advantage of the lower sales charges for large purchases.

Letter of intent (LOI). You may buy Class A or Class A1 shares at a reduced sales charge by completing the LOI section of your account application. An LOI is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. By completing the LOI section of the application, you acknowledge and agree to the following:

• You authorize Distributors to reserve approximately 5% of your total intended purchase in Class A or Class A1 shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

• You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

59

• Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

• Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A or Class A1 shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton and Legg Mason fund will be effective only after notification to Distributors that the investment qualifies for a discount. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton and Legg Mason funds acquired before you filed your LOI will be counted towards the completion of the LOI.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct.

If the amount of your total purchases is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class). There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Financial intermediary compensation. Financial intermediaries may at times receive the entire sales charge. A financial intermediary who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the financial intermediary compensation table in the Fund’s prospectus.

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A and A1 shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 3.75% (%)
Under $100,000	3.50
$100,000 but under $250,000	3.00
$250,000 or more	up to 1.00

Consistent with the provisions and limitations set forth in its Class A or A1 Rule 12b-1 distribution plans, the Fund may reimburse Distributors for a portion of these commission payments.

These payments may be made in the form of contingent advance payments, which may be recovered from the financial intermediary or set off against other payments due to the financial intermediary if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the financial intermediary.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under “The Underwriter - Distribution and service (12b-1) fees,” Distributors and/or its non-fund affiliates may make the following additional payments to financial intermediaries that sell shares of Franklin Templeton mutual funds:

Marketing support payments (applicable to all classes of shares except Class R6). Distributors may make payments to certain financial intermediaries in connection with their efforts to educate financial advisors and provide services which may facilitate, directly or indirectly, investment in Franklin

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Templeton mutual funds. A financial intermediary’s marketing support services may include business planning assistance, advertising, educating financial intermediary personnel about Franklin Templeton mutual funds and shareholder financial planning needs, placement on the financial intermediary’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the financial intermediary. Distributors compensates financial intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the financial intermediary. Such compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one financial intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that financial intermediary, on an annual basis. For a financial intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provides for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about Franklin Templeton mutual funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for a portion of these marketing support payments.

Marketing support payments may be in addition to any servicing and other fees paid by Investor Services, as described further below and under “Management and Other Services - Shareholder servicing and transfer agent” above.

The following list includes FINRA member firms (or, in some instances, their respective affiliates) that, as of December 31, 2025, Distributors anticipates will receive marketing support payments. In addition to member firms of FINRA, Distributors also makes marketing support payments, and Distributors’ non-fund affiliates may make administrative services payments, to certain other financial intermediaries, such as banks, insurance companies, and plan administrators, that sell mutual fund shares or provide services to Franklin Templeton mutual funds and shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

ADP Retirement Services, Allianz Life Insurance Company, Allstate Life Insurance Company, American Enterprise Investment Services Inc., American General Life Insurance Co of DE, American General Life Insurance Co., American United Life Insurance Company, Ameriprise Financial, Inc., Ameritas Life Insurance Corporation, Annuity Investors Life Insurance Company, Ascensus, Inc., Atria Wealth Solutions, AuguStar Life Insurance Company, Avantax Investment Services, Inc., Axelus Financial, Benjamin F. Edwards & Company, Inc., BlackRock Inc., Brighthouse Financial, Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY, CAIS LLC, Cambridge Investment Research, Inc., Cetera Financial Group, Charles Schwab & Co., Citigroup Global Markets Inc., Citizens Securities, Inc., CMFG Life Insurance Company, Columbia ThreadNeedle, Commonwealth Annuity & Life Insurance Company, Commonwealth Financial Network, Connecticut Mutual Life Insurance Company, Corebridge Insurance Company of Bermuda, Ltd., Delaware Life Insurance Co., Delaware Life Insurance Co of NY, Deutsche Bank, DWC-The 401(K) Experts, Edward D. Jones & Co., L.P., Empire Fidelity Investments Life, Empower Annuity Insurance Company of America, Empower Financial Services, Empower Life & Annuity Insurance Company of New York, Envestnet, Equitable Advisors, LLC, Equitable Financial Life Insurance, Equitable Life Insurance Company, Everlake Services Company, Fidelity Investments, Fidelity Investments Life Insurance Co., First Allmerica Financial Life Insurance Company, First Command, First Security Benefit Life Insurance and Annuity Company of NY, Forethought

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Distributors, LLC, Forethought Life Insurance Company, FTMF Consulting Genworth Life & Annuity Insurance Company, Genworth Life Insurance, Genworth Life Insurance Company of NY, Goldman Sachs, Guardian Insurance & Annuity Company, Hantz Financial Services, Integrity Life Insurance Company, J.P. Morgan Securities LLC, Janney Montgomery Scott LLC, John Hancock, Kestra Investment Services, LLC, Lincoln Benefit Life Company, Lincoln Investment Planning, Inc., Lincoln Life & Annuity Company of NY, Lincoln National Life Insurance Company, Lincoln Retirement Services Co., LPL Financial LLC, Massachusetts Mutual Life Insurance Company, Members Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith, Inc., MetLife Insurance Company USA, Metropolitan Life Insurance Company, Midland National, Midland National Life Insurance Company, Minnesota Life Insurance Company, MML Investors Services, LLC, MONY Life Insurance Company of America (Equitable), MONY Life Insurance Company of America (Protective Life), Morgan Stanley Smith Barney LLC, MSCS, Nassau Life Insurance Company, National Financial Services LLC, National Integrity Life Insurance Company, National Life Insurance Company, National Security Life & Annuity Company, Nationwide Financial Services, Inc., Nationwide Life Insurance Company, New York Life Insurance and Annuity Corporation, Northwestern Mutual Investment Svcs LLC, Osaic Services, Inc., Osaic Wealth, Inc., Pacific Life and Annuity Company, Pacific Life Insurance Company, Paychex Securities Corp, PCS Retirement, Pershing, PHL Variable Insurance Company, Phoenix Life & Annuity Company, Phoenix Life Insurance Company, PNC Investments LLC, Primerica, Principal Financial Services, Principal Life Insurance Company, Principal National Life Insurance Company, Protective Life and Annuity Insurance Company, Protective Life Insurance Company, Pruco Life Insurance, Pruco Life Insurance Company of AZ, Pruco Life Insurance Company of NJ, Prudential Insurance Company of America, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets LLC, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of NY, Riversource Life Insurance Company, Riversource Life Insurance Company of New York, Robert W. Baird & Co., Inc., Rockefeller Capital, Sammons Financial Network, Sanctuary Wealth, Securian Financial Group, Inc., Security Benefit Life Insurance Company, Standard Insurance Company, Stifel Financial Corporation, SunAmerica Annuity and Life Assurance Company, Symetra Life Insurance Company, Talcott Resolution Life and Annuity Insurance Company, Talcott Resolution Life Insurance Company, TFS Securities, Inc., The Guardian Insurance & Annuity Company, Inc., The Variable Annuity Life Insurance Company (VALIC), Thrivent Financial for Lutherans, TIAA-CREF Individual & Institutional Services, LLC, TIAA-CREF Life Insurance Company, TIFIN Wealth, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company, Transamerica Premier Life Insurance Company, U.S. Bancorp Investments, UBS Financial Services, Inc., United States Life Insurance Co in the City of NY (fka First SunAmerica), USI Consulting Group, Valor Financial Securities, LLC, Vanguard Marketing Corporation, Venerable Insurance and Annuity Company, Voya Financial Advisors, LLC, Voya Retirement Insurance and Annuity Company, Wells Fargo Advisors, LLC, Wells Fargo Clearing Services, LLC, Western National Life Insurance Company and Wilton Reassurance Life Company of New York.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

In addition to marketing support payments, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors may from time to time at its expense make or allow other promotional incentives or additional payments to financial intermediaries that sell or arrange for the sale of shares of the Fund. These payments may include additional compensation to financial intermediaries, including financial intermediaries not listed above, related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Transaction support payments. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary. Other payments may include ancillary services such as set-up, ongoing support, and assistance with a financial intermediary’s mutual fund trading system.

Conference support payments. Compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton mutual funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton mutual funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

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Data support payments. Compensation may include data support payments to certain holders or financial intermediaries of record for accounts in one or more of the Franklin Templeton mutual funds. A financial intermediary’s data support services may include the provision of analytical data on such accounts.

Other payments. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law.

You should ask your financial intermediary for information about any payments it receives from Distributors and any services provided.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

Contingent deferred sales charge (CDSC) - Class A, A1 and C If you purchase Class A or A1 shares at NAV either as a lump sum or through our cumulative quantity discount or letter of intent programs, or invest any amount in Class C shares, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A or A1 shares and for Class C shares.

CDSC waivers. The CDSC for any share class will be waived for:

• Account fees

• Redemptions by the Fund when an account falls below the minimum required account size

• Redemptions following the death of the shareholder or beneficial owner

• Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

Exchange privilege If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at net asset value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment goal exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company may not be available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

In certain comprehensive fee or advisory programs that hold Class A or Class A1 shares, at the discretion of the financial intermediary, you may exchange to Advisor Class shares or Class Z shares (if offered by the fund).

Class C shares of a Franklin Templeton fund may be exchanged for Advisor Class or Class Z shares of the same fund, if offered by the fund, provided you meet the fund’s eligibility requirements for purchasing Advisor Class or Class Z shares. Unless otherwise permitted, the Class C shares that you wish to exchange must not currently be subject to any CDSC.

Systematic withdrawal plan Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

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For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn, if the Fund receives notification of the shareholder's death or incapacity, or if mail is returned to the Fund marked “unable to forward” by the postal service.

Redemptions in kind To the extent consistent with applicable laws and regulations, the Fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), except in the case of redemption requests by retail investors who hold shares of the Fund through financial intermediaries. The Fund will effect an in-kind redemption only when the Fund determines it to be in the Fund's best interest to do so, and in accordance with the Fund's policies on in-kind redemptions. In-kind redemptions may benefit the Fund and its shareholders by reducing the need to maintain significant cash balances or to sell securities held in the Fund to meet redemption requests, or for other selling activities and, in so doing, may avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold.

In some circumstances, the Fund, in its discretion, may accept large purchase orders from one or more financial institutions that are willing, upon redemption of their investment, to receive redemption proceeds in-kind rather than in cash. The Fund’s ability to pay these redemption proceeds in-kind relieves it of the need to sell the securities that are distributed in-kind and allows it to avoid the brokerage and other transaction costs associated with such sale. As with other in-kind redemptions, the Fund would enter into these transactions only when it determines it to be in the Fund’s best interests to do so, and in accordance with the Fund’s policies covering in-kind redemptions.

With respect to any in-kind redemption, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are for purposes of determining the Fund's net asset value. The custom basket includes only securities that have been disclosed in the Fund's most recent public holdings disclosure.

The Fund may provide a shareholder receiving redemption proceeds in-kind (including with respect to in-kind redemptions involving custom baskets of securities) with information concerning the securities to be distributed. To the extent the redeeming shareholder receives information regarding a significant portion of the securities held by the Fund, the redeeming shareholder may be required to agree to keep the information confidential, except to the extent necessary to dispose of the securities. In connection with in-kind redemptions involving custom baskets of securities, the Fund’s portfolio holdings may be released to the public earlier than typical as provided in its Portfolio Holdings Release Policy & Procedures.

Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. Also, there is a risk that in-kind redemptions (including the impact of any likely hedging transactions by shareholders with whom the Fund engages in custom basket in-kind redemptions) could negatively impact the market value of the securities redeemed in-kind and, in turn, the net asset value of the Fund.

For additional information regarding procedures for in-kind redemptions, please contact Distributors.

To the extent that a shareholder submits redemption requests during any 90-day period that combined are limited to the lesser of $250,000 or 1% of the value of the Fund's net assets (as calculated at the beginning of the 90-day period), the Fund has committed to pay such redemptions in cash (by check, wire or otherwise). This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner. In addition, in certain circumstances, the Fund may not be able to redeem securities in-kind or the investment manager may not have the ability to determine whether a particular redemption can be paid in-kind before the redemption request is paid.

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Share certificates We will credit your shares to your Fund account, and we do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

Any outstanding share certificates must be returned to the Fund if you want to sell, exchange or reregister those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes. We do not issue new share certificates if any outstanding share certificates are returned to the Fund. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to cancel it.

General information If the Fund receives notification of the shareholder’s death or if mail is returned to the Fund by the postal service, we will consider this a request by you to change your dividend option to reinvest all future distributions until we receive new instructions. If the item of mail returned is a check, the proceeds may be reinvested in additional shares at the current day’s net asset value.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable, we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

The Fund’s transfer agent, acting on behalf of the Fund, may place a temporary hold for up to 25 business days on the disbursement of redemption proceeds from an account held directly with the Fund if the transfer agent, in consultation with the Fund, reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. In order to delay payment of redemption proceeds under these circumstances, the Fund and the transfer agent must adopt certain policies and procedures and otherwise comply with the terms and conditions of no-action relief provided by the SEC staff. Financial exploitation means: (i) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified Adult’s funds or securities; or (ii) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (a) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (b) convert the Specified Adult’s money, assets or property. The transfer agent and/or the Fund may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, the transfer agent is not required to delay the disbursement of redemption proceeds and does not assume any obligation to do so. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is a natural person (i) age 65 and older, or (ii) age 18 and older and whom the Fund’s transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer. Certain shareholder servicing agents may be authorized to accept your transaction request. For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application or Bank Trust Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with

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Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before 1 p.m. Pacific time or (b) through the National Securities Clearing Corporation’s automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after 1 p.m. Pacific time. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur. “Good order” refers to a transaction request where the investor or financial intermediary (or other person authorized to make such requests) has provided complete information (e.g., fund and account information and the dollar amount of the transaction) to enable the processing of such request.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys’ fees and court costs, by unilaterally redeeming shares from your account.

The Fund or its transfer agent may be required (i) pursuant to a validly issued levy, garnishment or other form of legal process, to sell your shares and remit the proceeds to a levying officer or other recipient; or (ii) pursuant to a final order of forfeiture or other form of legal process, to sell your shares and remit the proceeds to the U.S. or state government as directed.

As long as we follow reasonable security procedures and act on instructions that we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests in any form (written, telephone, or online). We will investigate any unauthorized request that you report to us and we will ask you to cooperate with us in the investigation, which may require you to file a police report and complete a notarized affidavit regarding the unauthorized request. We will assist in the claims process, on your behalf, with other financial institutions regarding the unauthorized request.

Using good faith efforts, the investment manager attempts to identify class action litigation settlements and regulatory or governmental recovery funds involving securities presently or formerly held by the Fund or issuers of such securities or related parties (Claims) in which the Fund may be eligible to participate. When such Claims are identified, the investment manager will cause the Fund to file proofs of claim. Currently, such Claim opportunities predominate in the U.S. and in Canada; the investment manager’s efforts are therefore focused on Claim opportunities in those jurisdictions. The investment manager may learn of such class action lawsuit or victim fund recovery opportunities in jurisdictions outside of North America (Foreign Actions), in which case the investment manager has complete discretion to determine, on a case-by-case basis, whether to cause the Fund to file proofs of claim in such Foreign Actions. In addition, the investment manager may participate in bankruptcy proceedings relating to securities held by the Fund and join creditors’ committees on behalf of the Fund.

Further, the investment manager may on occasion initiate and/or recommend, and the board of trustees of the Fund may approve, pursuit of separate litigation against an issuer or related parties in connection with securities presently or formerly held by the Fund (whether by opting out of an existing class action lawsuit or otherwise).

Unclaimed Share Accounts. The Fund may be required to close your account after a period of inactivity, as determined by applicable U.S. state or territory abandoned or unclaimed property laws and regulations, and transfer your shares to the appropriate U.S. state or territory. Please be advised that abandoned or unclaimed property laws and regulations for certain U.S. states or territories require financial organizations to transfer (escheat) unclaimed property to the appropriate U.S. state or territory if no activity occurs in an account for a period of time as specified by applicable laws and regulations. These laws and regulations may require the transfer of shares of the Fund, including shares held through a traditional or Roth IRA account. For traditional IRA accounts escheated to a U.S. state or territory under these abandoned or unclaimed property laws and regulations, the escheatment will generally be treated as a taxable distribution from your IRA to you; federal and any applicable state income tax may be withheld. This may apply to Roth IRA accounts in addition to traditional IRA accounts. For more information on unclaimed property and how to maintain an active account, please contact your Service Agent or the Fund’s transfer agent.

The Underwriter

Franklin Distributors, LLC (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

The table below shows the aggregate underwriting commissions Distributors received in connection with the

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offering of the Fund's Class A, Class A1 and Class C shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended February 28, 2026, February 28, 2025 and February 29, 2024:

Fiscal Year / Fund	Total Commissions Received ($)	Amount Retained by Distributors ($)	Amount Received in Connection with Redemptions and Repurchases ($)
2026
Arizona Fund	113,520	5,644	37,448
Colorado Fund	66,945	3,561	15,550
Connecticut Fund	40,846	930	28,830
Michigan Fund	116,109	7,470	10,280
Minnesota Fund	108,109	6,513	14,431
Ohio Tax-Free Income Fund	164,569	11,181	8,530
Oregon Fund	109,641	6,488	21,067
Pennsylvania Fund	80,193	5,386	4,700

2025
Arizona Fund	110,580	6,956	12,407
Colorado Fund	74,204	4,747	6,444
Connecticut Fund	33,239	2,279	2,910
Michigan Fund	99,518	6,603	7,860
Minnesota Fund	140,603	9,783	4,569
Ohio Tax-Free Income Fund	202,374	13,114	27,559
Oregon Fund	155,111	9,866	17,909
Pennsylvania Fund	114,002	7,707	10,533

2024
Arizona Fund	132,758	8,185	22,877
Colorado Fund	153,532	9,579	19,200
Connecticut Fund	12,835	918	26
Michigan Fund	120,005	7,429	16,960
Minnesota Fund	127,481	8,676	10,936
Ohio Tax-Free Income Fund	275,700	12,063	108,148
Oregon Fund	145,386	8,703	25,966
Pennsylvania Fund	104,691	7,256	7,146

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

Distribution and service (12b-1) fees Class A, A1 and C The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage purchases of Fund shares and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the investment manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class and are calculated, as a percentage of such class’ net assets, over the 12-month period of February 1 through January 31. Because this 12-month period may not match the Fund’s fiscal year, the amount, as a percentage of a class’ net assets, for the Fund’s fiscal year may vary from the amount stated under the applicable plan, but will never exceed that amount during the 12-month period of February 1 through January 31.

The Class A, A1 and C plans. The Fund may pay up to 0.25% per year of Class A’s average daily net assets and up to 0.10% per year of Class A1’s average daily net assets. The Fund pays Distributors up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class C plan also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C shares.

In implementing the Class A1 plan, the board has determined that the annual fees payable under the plan will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by the Fund's Class A1 shares that were acquired by investors on or after May 1, 1994, the effective date of the plan (new assets), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by the Fund's Class A1 shares that were acquired before May 1, 1994 (old assets). These fees will be paid to the current securities dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the Fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

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The fee is a Class A1 expense. This means that all Class A1 shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class A1 and, as Class A1 shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class A1 shares purchased on or after May 1, 1994, increases in relation to outstanding Class A1 shares, the expenses attributable to payments under the plan also will increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class A1 plan, the plan permits the board to allow the Fund to pay a full 0.10% on all assets at any time. The approval of the board would be required to change the calculation of the payments to be made under the Class A1 plan.

The Class A and A1 plans are reimbursement plans. They allow the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.

The Class C plan is a compensation plan. It allows the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan.

Under the Class A plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

	Arizona Fund ($)	Colorado Fund ($)	Connecticut Fund ($)
Advertising	24,871	9,141	1,240
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	1,051	656	89
underwriters
Payments to broker-	515,663	281,345	72,484
dealers
Other	–	–	–
Total	541,585	291,142	73,813

	Michigan Fund ($)	Minnesota Fund ($)	Ohio Tax-Free Income Fund ($)
Advertising	11,144	15,961	15,193
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	551	693	681
underwriters
Payments to broker-	295,331	414,248	605,012
dealers
Other	–	–	–
Total	307,026	430,902	620,886

	Oregon Fund ($)	Pennsylvania Fund ($)
Advertising	18,027	8,295
Printing and mailing	–	–
prospectuses other
than to current
shareholders
Payments to	1,095	211
underwriters
Payments to broker-	490,427	352,311
dealers
Other	–	–
Total	509,549	360,817

Under the Class A1 plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

	Arizona Fund ($)	Colorado Fund ($)	Connecticut Fund ($)
Advertising	26,850	17,903	7,499
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	220	105	28
underwriters
Payments to broker-	248,912	191,458	66,832
dealers
Other	–	–	–
Total	275,982	209,466	74,359

	Michigan Fund ($)	Minnesota Fund ($)	Ohio Tax-Free Income Fund ($)
Advertising	33,035	16,508	25,479
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	270	127	189
underwriters
Payments to broker-	359,462	245,855	428,527
dealers
Other	–	–	–
Total	392,767	262,490	454,195

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	Oregon Fund ($)	Pennsylvania Fund ($)
Advertising	24,205	27,451
Printing and mailing	–	–
prospectuses other
than to current
shareholders
Payments to	173	173
underwriters
Payments to broker-	392,265	341,472
dealers
Other	–	–
Total	416,643	369,096

Under the Class C plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2026, were:

	Arizona Fund ($)	Colorado Fund ($)	Connecticut Fund ($)
Advertising	2,491	1,509	270
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	115	87	14
underwriters
Payments to broker-	96,649	62,024	15,311
dealers
Other	–	–	–
Total	99,255	63,620	15,595

	Michigan Fund ($)	Minnesota Fund ($)	Ohio Tax-Free Income Fund ($)
Advertising	2,937	3,755	4,302
Printing and mailing	–	–	–
prospectuses other
than to current
shareholders
Payments to	146	52	96
underwriters
Payments to broker-	83,746	146,301	178,761
dealers
Other	–	–	–
Total	86,829	150,108	183,159

	Oregon Fund ($)	Pennsylvania Fund ($)
Advertising	3,476	4,025
Printing and mailing	–	–
prospectuses other
than to current
shareholders
Payments to	95	155
underwriters
Payments to broker-	89,754	105,610
dealers
Other	–	–
Total	93,325	109,790

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the investment manager or Distributors or other parties on behalf of the Fund, the investment manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

Description of Ratings

The ratings of Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Moody’s Investors Service, Inc. Global Rating Scales

Credit Ratings are assigned on Moody’s global long-term and short-term rating scales and are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations1 addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay.2 Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press

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release accompanying an initial rating.3 Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.4, 5, 6 Moody’s issues ratings at the issuer level and instrument level on both the long- term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.7

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings.8 The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same.

1. In the case of impairments, there can be a financial loss even when contractual obligations are met.

2. In some cases, the relevant credit risk relates to a third party, in addition to, or instead of the issuer. Examples include credit-linked notes and guaranteed obligations.

3. Because the number of possible features or structures is limited only by the creativity of issuers, Moody’s cannot comprehensively catalogue all the types of non-standard variation affecting financial obligations, but examples include equity indexed principal values and cash flows, prepayment penalties, and an obligation to pay an amount that is not ascertainable at the inception of the transaction.

4. For certain preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment and financial loss in the event of impairment.

5. Debts held on the balance sheets of official sector institutions – which include supranational institutions, central banks and certain government-owned or controlled banks – may not always be treated the same as debts held by private investors and lenders. When it is known that an obligation is held by official sector institutions as well as other investors, a rating (short-term or long-term) assigned to that obligation reflects only the credit risks faced by non-official sector investors.

6. Where grace periods are disproportionately long relative to the stated maturity, Moody’s may choose not to rate the Instrument. This is particularly relevant in the commercial paper market where maturities may be 30 days or less with strong investor expectation of prompt payment.

7. For information on how to obtain a Moody’s credit rating, including private and unpublished credit ratings, please see Moody’s Investors Service Products. Please note that Moody’s always reserves the right to choose not to assign or maintain a credit rating for its own business reasons.

8. Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

Description of Moody’s Investors Service, Inc.’s Global Long-Term Ratings:

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an

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expression of the relative credit risk associated with that security.

Description of Moody’s Investors Service, Inc.’s Global Short-Term Ratings:

P-1—Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

P-2—Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3—Ratings of Prime-3 reflect an acceptable ability to repay short-term debt obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

US Municipal Short-Term Debt and Demand Obligation Ratings:

Moody’s uses the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

MIG Ratings:

Moody’s uses the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

VMIG Ratings:

For variable rate demand obligations (VRDOs), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”. Industrial development bonds in the US where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short- term credit strength of the liquidity provider and structural and legal protections.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack structural or legal protections.

Description of Moody’s Investors Service, Inc.’s National Scale Long-Term Ratings:

Moody’s long-term National Scale Ratings (NSRs) are opinions of the relative creditworthiness of issuers and financial obligations within a particular country. NSRs are not designed to be compared among countries; rather, they address relative credit risk within a given country. Moody’s assigns national scale ratings in certain local capital markets in which investors have found the global rating scale provides inadequate differentiation among credits or is inconsistent with a rating scale already in common use in the country.

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In each specific country, the last two characters of the rating indicate the country in which the issuer is located or the financial obligation was issued (e.g., Aaa.ke for Kenya).

Long-Term NSR Scale

Aaa.n Issuers or issues rated Aaa.n demonstrate the strongest creditworthiness relative to other domestic issuers and issuances.

Aa.n  Issuers or issues rated Aa.n demonstrate very strong creditworthiness relative to other domestic issuers and issuances.

A.n  Issuers or issues rated A.n demonstrate above-average creditworthiness relative to other domestic issuers and issuances.

Baa.n  Issuers or issues rated Baa.n demonstrate average creditworthiness relative to other domestic issuers and issuances.

Ba.n  Issuers or issues rated Ba.n demonstrate below-average creditworthiness relative to other domestic issuers and issuances.

B.n  Issuers or issues rated B.n demonstrate weak creditworthiness relative to other domestic issuers and issuances.

Caa.n  Issuers or issues rated Caa.n demonstrate very weak creditworthiness relative to other domestic issuers and issuances.

Ca.n  Issuers or issues rated Ca.n demonstrate extremely weak creditworthiness relative to other domestic issuers and issuances.

C.n  Issuers or issues rated C.n demonstrate the weakest creditworthiness relative to other domestic issuers and issuances.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of S&P Global Ratings’ Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C—Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC—An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the

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obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC—An obligation rated “CC” is currently highly vulnerable to nonpayment.

The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D—An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issue Credit Ratings:

A-1—A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B—A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D—A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period.

However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Description of S&P Global Ratings’ Municipal Short-Term Note Ratings:

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3—Speculative capacity to pay principal and interest.

D—“D” is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where

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default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of S&P Global Ratings’ Long-Term Issuer Credit Ratings

AAA An obligor rated “AAA” has extremely strong capacity to meet its financial commitments. “AAA” is the highest issuer credit rating assigned by S&P Global Ratings.

AA An obligor rated “AA” has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB An obligor rated “BBB” has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

BB, B, CCC, and CC Obligors rated “BB”, “B”, “CCC”, and “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.

B An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

CCC An obligor rated “CCC” is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC An obligor rated “CC” is currently highly vulnerable. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

SD and D An obligor is rated “SD” (selective default) or “D” if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A “D” rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to “D” or “SD” if it is conducting a distressed debt restructuring.

Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issuer Credit Ratings

A-1 An obligor rated “A-1” has strong capacity to meet its financial commitments. It is rated in the highest category by S&P Global Ratings. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2 An obligor rated “A-2” has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated “A-3” has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

B An obligor rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C An obligor rated “C” is currently vulnerable to nonpayment that would result in an “SD” or “D” issuer rating and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

SD and D An obligor is rated “SD” (selective default) or “D” if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A “D” rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned

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when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to “D” or “SD” if it is conducting a distressed debt restructuring.

Description of S&P Global Ratings’ Dual Ratings:

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).

Description of S&P Global Ratings’ Active Qualifiers:

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a “p” qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: “L” qualifier. Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

Principal: “p” qualifier. This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The “p” suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Preliminary ratings: “prelim” qualifier. Preliminary ratings, with the “prelim” suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

• Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

• Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

• Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

• Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

• A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: “t” qualifier. This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty instrument rating: “cir” qualifier. This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Description of Fitch Ratings’ Corporate Finance Obligations:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument. On the contrary, ratings of debtor-in-possession (DIP) obligations incorporate the expectation of full repayment.

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The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (IDR), based on their relative ranking, relative vulnerability to default or based on explicit Recovery Ratings.

As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, except DIP obligation ratings that are not based off an IDR and senior tranches of Enhanced Equipment Trust Certificates, for which IDRs are secondary dependencies, as Fitch focuses primarily on structure, collateral and legal protection.

At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. “B” ratings indicate that material credit risk is present.

CCC: Substantial Credit Risk. “CCC” ratings indicate that substantial credit risk is present.

CC: Very High Levels of Credit Risk. “CC” ratings indicate very high levels of credit risk.

C: Exceptionally High Levels of Credit Risk. “C” indicates exceptionally high levels of credit risk.

The ratings of corporate finance obligations are linked to IDRs (or sometimes Viability Ratings for banks and non-bank financial institutions) by i) recovery expectations, including as often indicated by Recovery Ratings assigned in the case of low speculative grade issuers and ii) for banks and non-bank financial institutions an assessment of nonperformance risk relative to the risk captured in the IDR or Viability Ratings (e.g. in respect of certain hybrid securities).

For performing obligations, the obligation rating represents the risk of default including the effect of expected recoveries on the credit risk should a default occur.

If the obligation rating is higher than the rating of the issuer, this indicates above average recovery expectations in the event of default. If the obligations rating is lower than the rating of the issuer, this indicates low expected recoveries should default occur.

Ratings in the categories of “CCC”, “CC” and “C” can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Description of Fitch Ratings’ Issuer Default Ratings:

Rated entities in several sectors, including financial and non-financial corporations, sovereigns, insurance companies and some sectors within public finance, are generally assigned IDRs. IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default including by way of a distressed debt exchange (DDE) – on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may,

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nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly Speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk. Default is a real possibility.

CC: Very High Levels of Credit Risk. Very low margin for safety. Default of some kind appears probable.

C: Near Default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a “C” category rating for an issuer include:

• The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

• The formal announcement by the issuer or their agent of a DDE; and

• A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted Default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced:

• An uncured payment default or DDE on a bond, loan or other material financial obligations, but has not entered into bankruptcy filing, administration, receivership, liquidation, or other formal winding-up procedure, and

• Has not otherwise ceased operating.

• This would include:

• The selective payment default on a specific class or currency of debt;

• The uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

D: Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Description of Fitch Ratings’ Structured Finance Long-Term Obligation Ratings:

Ratings of structured finance obligations on the long-term scale consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA: Highest Credit Quality.

“AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality.

“AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality.

“A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.

“BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

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BB: Speculative.

“BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly Speculative.

“B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk.

Very low margin for safety. Default is a real possibility.

CC: Very High Levels of Credit Risk.

Default of some kind appears probable.

C: Exceptionally High Levels of Credit Risk.

Default appears imminent or inevitable.

D: Default.

Indicates a default. Default generally is defined as one of the following:

• Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

• Bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

• Distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Description of Fitch Ratings’ Country Ceilings Ratings:

Country Ceilings are expressed using the symbols of the long-term issuer primary credit rating scale and relate to sovereign jurisdictions also rated by Fitch on the IDR scale. They reflect the agency’s judgment regarding the risk of capital and exchange controls being imposed by the sovereign authorities that would prevent or materially impede the private sector’s ability to convert local currency into foreign currency and transfer to non-resident creditors — transfer and convertibility (T&C) risk. They are not ratings but expressions of a cap for the foreign currency issuer ratings of most, but not all, issuers in a given country. Intervention through capital or currency controls where an issuer is prevented comprehensively by its own government from paying out on cross-border bonds, held by investors both inside and outside its borders, would typically lead to a T&C default.

Description of Fitch Ratings’ Sovereigns, Public Finance and Global Infrastructure Obligations:

Ratings of public finance obligations, infrastructure and project finance obligations on the long-term scale, structured finance and fund finance obligations only consider the obligations’ relative vulnerability to default.

In limited cases in U.S. public finance, where Chapter 9 of the Bankruptcy Code provides reliably superior prospects for ultimate recovery to local government obligations that benefit from a statutory lien on revenues, Fitch reflects this in a security rating with limited notching above the IDR. Recovery expectations can also be reflected in a security rating in the U.S. during the pendency of a bankruptcy proceeding under the Code if there is sufficient visibility on potential recovery prospects.

Recovery Ratings are only assigned to infrastructure and project finance obligations, to indicate likely recovery prospects upon request. They are assessed in parallel to instrument ratings and typically do not influence the obligation rating, which remains premised on vulnerability to default.

AAA: Highest Credit Quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly Speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

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CCC: Substantial Credit Risk. Very low margin for safety. Default is a real possibility.

CC: Very High Levels of Credit Risk. Default of some kind appears probable.

C: Exceptionally High Levels of Credit Risk. Default appears imminent or inevitable.

D: Default. Indicates a default. Default generally is defined as one of the following:

• Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

• Bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor where payment default on an obligation is a virtual certainty; or

• Distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Notes: In U.S. public finance, obligations may be pre-refunded, where funds sufficient to meet the requirements of the respective obligations are placed in an escrow account. When obligation ratings are maintained based on the escrowed funds and their structural elements, the ratings carry the suffix “pre” (e.g. “AAApre”, “AA+pre”).

Structured Finance Defaults

Imminent default, categorized under “C”, typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the “C” category.

Structured Finance Write-downs

Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible write-down of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of “D” will be assigned to the instrument. Where the agency believes the write-down may prove to be temporary (and the loss may be written up again in future if and when performance improves), then a credit rating of “C” will typically be assigned. Should the write-down then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the write-down later be deemed as irreversible, the credit rating will be lowered to “D”.

Notes:

In the case of structured finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

The suffix “sf” denotes an issue that is a structured finance transaction.

Description of Fitch Ratings’ Short-Term Ratings Assigned to Issuers and Obligations:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default Risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

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D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

State Tax Treatment

Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by the TCJA, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The following information on the state income tax treatment of dividends from the Funds is for general information only and is not tax advice. You may be subject to local taxes on dividends and/or the value of your shares. Shareholders should consult their tax advisors before making an investment in a Fund. Except where otherwise noted, the information pertains to individual state income taxation only. Corporations, trusts, estates and other entities may be subject to income, franchise and/or other local taxes on their investments in a Fund. Shareholders that are subject to other state or local taxes of a particular state should consult their tax advisors regarding the application of such taxes to their investment. For some investors, all or a portion of the dividend income may be subject to the federal and/or state alternative minimum tax. In addition, interest on indebtedness incurred to carry tax-exempt obligations and expenses incurred in the production of such tax-exempt income may reduce the amount of income excluded from taxation (or be required to be added to the tax base) in some states. Some states may have separate reporting or identification requirements (either by the Fund, the shareholder, or both) in order for income to qualify as tax exempt. Because dividends from a Fund are exempt from certain state personal income taxes, a Fund may not be a suitable investment for retirement plans and other tax-exempt investors. In addition, exempt-interest dividends derived from a state-specific Fund by a shareholder that is a resident of another state generally will not be exempt to any significant degree from the taxes imposed on such shareholder in his state of residence.

Arizona Pursuant to the Article IX Section 2(3) of the Arizona Constitution, interest on obligations of the state of Arizona or its political subdivisions is exempt from the Arizona individual income tax. Section 43-1022(4) of the Arizona Income Tax Code provides similar tax-exempt treatment for interest on obligations of the United States. Pursuant to Arizona Individual Income Tax Ruling 02-2, Arizona does not tax dividend income from regulated investment companies, such as the Arizona Fund, to the extent that such income is exclusively derived from exempt U.S. obligations. However, if a regulated investment company invests in both exempt and non-exempt obligations, the percentage of the distribution that is identified as exempt income will be exempt from the Arizona individual income tax. In addition, in a private ruling issued to another taxpayer, the Arizona Department of Revenue ruled that exempt-interest dividends attributable to interest on Arizona obligations (and from qualifying obligations of U.S. territories and possessions) is exempt from the Arizona individual income tax provided such dividend is excluded from federal adjusted gross income (Arizona Private Taxpayer Ruling LR00-004, June 27, 2000). Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.), or from obligations from other states and their political subdivisions are fully taxable for Arizona individual income tax purposes. To the extent that such investments are made by the Arizona Fund, such as for temporary or defensive purposes, the dividends derived from such investment will be included in an individual shareholder’s Arizona taxable income. Any distributions of capital gains earned by the Arizona Fund are generally included in an individual shareholder’s Arizona taxable income.

Colorado Under Colo. Rev. Stat. Section 39-22-104, interest on obligations of the state of Colorado or its political subdivisions is exempt from Colorado individual income taxes provided such obligations were either issued on or after May 1, 1980 or, if issued prior to May 1, 1980, the authorizing legislation for such obligations provides for such exemption. Such interest is also excluded for purposes of calculating Colorado alternative minimum taxable income for individual income tax purposes. In addition, interest on direct obligations of the United States or its possessions is exempt from Colorado individual income taxes. Distributions from a regulated investment company, such as the Colorado Fund, should also be exempt from individual income tax to the extent that the Fund invests in obligations exempt from taxation by Colorado. If a regulated investment company invests in both exempt and non-exempt obligations, the percentage of the distribution that is identified as exempt income will be exempt from the Colorado individual income tax. This exclusion also applies to territorial obligations of the United States (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Colorado individual income tax purposes. To the extent that such investments are made by the Colorado Fund, such as for temporary or defensive purposes, the dividends derived from such investment will be included in an individual shareholder’s Colorado taxable income. Any distributions of capital gains earned by the Colorado Fund are included in an individual shareholder's Colorado taxable income.

Connecticut Pursuant to Conn. Gen. Stat. Section 12-701(a)(20), exempt-interest dividends from a regulated investment company, such as the Connecticut Fund, that are derived from obligations issued by or on behalf of the state of

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Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under the laws of the state of Connecticut, are exempt from the Connecticut personal income tax. Such exempt-interest dividends are also excluded for purposes of calculating Connecticut minimum tax. Conn. Gen. Stat. Section 12-701(a)(20) also provides that exempt-interest dividends that are derived from obligations the income from which the state is prohibited from taxing under federal law (such as qualifying obligations of U.S. territories and possessions) will also be exempt from the Connecticut personal income tax. Conn. Gen. Stat. Section 12-718 provides that a fund is qualified to pay to its shareholders “exempt dividends” derived from obligations with respect to which taxation by the state is prohibited by federal law if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of such obligations. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or obligations of other states and their political subdivisions are fully taxable for Connecticut personal income tax purposes. Conn. Gen. Stat. Section 12-701(a)(20)(B)(vii) also exempts from Connecticut's personal income tax any capital gains that are attributable to obligations issued by or on behalf of the state of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under the laws of the state of Connecticut. Conn. Agencies Regs. Section 12-701(a)(20)-3(a)(6) extends this exemption to capital gain dividends paid by a regulated investment company (such as the Connecticut Fund). All other capital gain dividends paid by the Connecticut Fund are taxable for purposes of the Connecticut personal income tax.

Michigan Under Mich. Comp. Laws Ann. Section 206.30(1), taxable income, for purposes of the Michigan individual income tax, is determined by reference to federal adjusted gross income, with certain modifications. Interest and dividends derived from obligations or securities of states other than Michigan (less related expenses) that are not included in federal adjusted gross income must be added back in determining Michigan taxable income. Interest and dividends derived from obligations or securities of Michigan and its political subdivisions are exempt and are not, therefore, added back in determining Michigan taxable income. Further, income derived from obligations of the U.S. government that the state is prohibited by law from subjecting to a net income tax is subtracted in determining Michigan taxable income to the extent such income was included in federal adjusted gross income. Pursuant to Michigan Revenue Administrative Bulletin 2020-22, this includes direct obligations of the U.S. government, its agencies, instrumentalities, or possessions (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). Dividends derived from indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) are not exempt from taxation.

Pursuant to Michigan Revenue Administrative Bulletin 1986-3 interest on bonds which is exempt from Michigan income tax shall be exempt to shareholders in mutual funds. Therefore, the Michigan Fund may pass-through the tax-exempt nature of interest derived by the Michigan Fund from interest and dividends derived from obligations or securities of Michigan and its political subdivisions to its shareholders to the extent that such interest qualifies as an exempt-interest dividend of a regulated investment company. The tax-exempt nature of interest from obligations of the U.S. government and its territories and possessions also may be passed through to shareholders. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannies Maes, etc.) or from obligations of other states and their political subdivisions (less related expenses) are fully taxable for Michigan individual income tax purposes. To the extent that such investments are made by the Michigan Fund, such as for temporary or defensive purposes, the dividends derived from such investments will be included in an individual shareholder’s Michigan taxable income. Any distributions of capital gains earned by the Fund generally are included in an individual shareholder's Michigan taxable income.

Minnesota Under Minn. Stat. Section 290.0131, individual shareholders generally will not be subject to the Minnesota individual income tax on the exempt-interest dividends distributed by a regulated investment company, such as the Minnesota Fund, to the extent that such exempt-interest dividends are derived from interest income on obligations of the state of Minnesota or its political subdivisions, municipalities, governmental agencies or instrumentalities, and provided that at least 95% of the exempt-interest dividends are derived from such Minnesota obligations. If less than 95% of the total exempt-interest dividends are derived from Minnesota obligations, the full amount of such exempt-interest dividends is taxable for Minnesota individual income tax purposes. Interest derived from Minnesota obligations that is exempt from the regular Minnesota individual income tax (including qualifying exempt-interest dividends from Minnesota obligations) is taken into account in computing the Minnesota alternative minimum tax to the extent such interest is an item of preference for purposes of the federal alternative minimum tax. Minnesota Reg. Section 8002.0300 generally provides that dividends paid by a regulated investment company, such as the Minnesota Fund, to the extent attributable to interest derived from direct obligations of the U.S. government, its agencies, authorities, commissions or instrumentalities (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands), may be subtracted from federal taxable income in arriving at net income for purposes of the Minnesota individual income tax, provided that such amounts were included in federal taxable income. As a matter of policy, the Fund will continue to seek to earn at least 95% of its income from interest on Minnesota obligations and less than 5% from direct U.S. government obligations, obligations of U.S. territories and possessions or other obligations, to try

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to ensure that the Fund continues to qualify to pay exempt-interest dividends on income from Minnesota obligations that are exempt from the Minnesota individual income tax. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Minnesota individual income tax purposes. To the extent that such investments are made by the Minnesota Fund for temporary or defensive purposes, the dividends derived from such investments will be included in an individual shareholder’s Minnesota taxable income. Any distributions of capital gains earned by the Minnesota Fund are included in an individual shareholder's Minnesota taxable income.

Ohio Pursuant to Ohio Rev. Code Ann. Sections 5747.01A, 5748.01 and 5709.76, dividends from a regulated investment company, such as the Ohio Fund, that are attributable to interest on obligations issued by or on behalf of the state of Ohio and its political subdivisions, will be exempt from the Ohio individual income tax and Ohio school district income taxes provided that at all times at least 50 percent of the value of the total assets of the regulated investment company consists of such Ohio obligations, or similar obligations of other states or their political subdivisions. In addition, distributions properly attributable to interest on obligations of the United States and its territories and possessions, the interest on which is exempt from state income taxes under the laws of the United States, will also be exempt from the Ohio individual income tax and Ohio school district income taxes. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Ohio individual income tax purposes. To the extent that such investments are made by the Ohio Fund, such as for temporary or defensive purposes, the dividends derived from such investment will be included in an individual shareholder’s Ohio taxable income.

Oregon Or. Admin. R. Section 150-316-0507 provides, in part, that the interest and dividends derived by a regulated investment company, such as the Oregon Fund, retain their character when distributed to shareholders for Oregon personal income tax purposes. Therefore, to the extent that distributions from the Oregon Fund are attributable to tax exempt obligations of the state of Oregon or its political subdivisions, they will be exempt from the Oregon personal income tax. In addition, Or. Rev. Stat. Section 316.683 provides that "state exempt-interest dividends" that are paid by a regulated investment company, such as the Oregon Fund, and designated by it as such in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year will be excluded from the shareholders' income for purposes of Oregon's personal income tax. "State exempt-interest dividends" include distributions attributable to interest on obligations of the United States, its territories and possessions (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) or of any U.S. authority, commission or instrumentality to the extent such interest is exempt from state taxation under the laws of the United States. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or obligations of other states and their political subdivisions are fully taxable for Oregon personal income tax purposes. To the extent that such investments are made by the Oregon Fund, such as for temporary or defensive purposes, distributions attributable to such investments generally will be taxable. Any distributions of capital gains earned by the Oregon Fund are included in an individual shareholder’s Oregon taxable income.

Pennsylvania 72 P.S. Sections 7301 and 7302 provide, in part, that interest income derived from obligations that are statutorily free from state or local taxation under the laws of the Commonwealth of Pennsylvania or under the laws of the United States is exempt from state personal income tax. Such exempt obligations generally include obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other state agency, any political subdivision of the state or its public authority and exempt obligations of the United States or its territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). 72 P.S. Section 7301 further provides that a distribution made by an investment company, such as the Pennsylvania Fund, from such exempt obligations, is not subject to the shareholder’s Pennsylvania personal income tax. Dividends derived from interest earned on indirect U.S. government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for Pennsylvania personal income tax purposes. To the extent that such investments are made by the Pennsylvania Fund, such as for temporary or defensive purposes, the dividends derived from such investment will be included in an individual shareholder’s Pennsylvania taxable income. Distributions paid by the Pennsylvania Fund also are generally exempt from the Philadelphia School District investment net income tax to the same extent as the Pennsylvania personal income tax. In addition, distributions designated as capital gain dividends for federal income tax purposes will also generally be exempt from the Philadelphia School District investment net income tax. Distributions of capital gains earned by the Pennsylvania Fund are included in an individual shareholder's Pennsylvania taxable income.

82

FRANKLIN TAX-FREE TRUST

FILE NOS. 002-94222 & 811-04149

PART C

Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)		Amended and Restated Agreement and Declaration of Trust of Franklin Tax-Free Trust dated May 18, 2018
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2019

(b)	By-laws

(i)		Amended and Restated By-Laws of Franklin Tax-Free Trust dated May 18, 2018
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2019

(ii)		Certificate of By-Laws of Franklin Tax-Free Trust dated January 17, 2019
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2019

(c)	Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust
	(a)	Article III, Shares
	(b)	Article V, Shareholders’ Voting Powers and Meetings
	(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
	(d)	Articles VIII, Certain Transactions – Section 4
	(e)	Articles X, Miscellaneous – Section 4

(ii)	By-Laws
	(a)	Article II, Meetings of Shareholders
	(b)	Article VI, Records and Reports – Section 1, 2 and 3
	(c)	Article VII, General Matters: - Sections 3,4, 6, 7
	(d)	Articles VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement dated December 29, 2017 between Registrant and Franklin Advisers, Inc., on behalf of the following funds:

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 26, 2020

(ii)

Amended and Restated Investment Management Agreement dated December 29, 2017, between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 26, 2020

(iii)

Amendment to Investment Management Agreement dated May 13, 2020 between Registrant and Franklin Advisers,Inc.

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 25, 2021

(e) Underwriting Contracts

(i)

Distribution Agreement between Registrant and Franklin Distributors, LLC with amended Attachment A dated July 7,2021

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(ii)

Form of Selling Agreements, between Franklin Distributors, LLC and Securities Dealers, dated July 7, 2021

Filing: Post-Effective Amendment No.80 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2023

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Global Custody Agreement between the Registrant and JPMorgan Chase Bank dated March 1, 2020

Filing: Post-Effective Amendment No.80 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2023

(ii)

Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase Bank dated July 15, 2020

Filing: Post-Effective Amendment No.80 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2023

(iii)

Second Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated March 12, 2021

Filing: Post-Effective Amendment No.80 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2023

(iv)

Third Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated August 11, 2021

Filing: Post-Effective Amendment No.80 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2023

(v)

Fourth Joinder to Global Custody Agreement dated February 15, 2023, between the Registrant and JPMorgan Chase effective March 31, 2023

Filing: Post-Effective Amendment No.80 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2023

(vi)	Tenth Joinder to Global Custody Agreement between JP Morgan Chase Bank, N.A, and the Registrant effective June 20, 2025

(vii)	Fifteenth Joinder to Global Custody Agreement between JP Morgan Chase Bank, N.A, and the Registrant dated April 1, 2026

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012, and amended as of May 1, 2014, between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2013, and amended as of May 1, 2014, between Franklin Advisers, Inc., on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2015

(iii)

Second Amended and Restated Transfer Agent and Shareholder services Agreement between Registrant and Franklin Templeton Investor Services, LLC dated October 1, 2022

Filing: Post-Effective Amendment No.80 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 26, 2023

(iv)

Fund Services Agreement between Franklin Templeton Services, LLC and J.P Morgan Chase Bank dated January 22, 2020

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 25, 2021

(v)

Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and J.P Morgan Chase Bank dated January 22, 2020 effective July 15, 2020

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 25, 2021

(vi)	Second Amendment to Fund Services Agreement dated January 27,2021 Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(vii)	Third Amendment to Fund Services Agreement
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(viii)	Fourth Amendment to Fund Services Agreement dated September 1, 2021 Filing: Post-Effective Amendment No.80 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2023

(ix)	Fifth Amendment to Fund Services Agreement dated June 10, 2022 Filing: Post-Effective Amendment No.80 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2023
(x)	Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020
Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 25, 2021

(xi)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 26, 2024

(xii)

Fee Waiver and/or Expense Reimbursement revised August 2023 for Schedule A and B

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 26, 2024

(xiii)	Transfer Agent and Shareholder Services Agreement revised October 1, 2023, for Schedule A
Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 26, 2024

(xiv)

Seventh Amendment to June 30, 2024 to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A.

Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 26, 2025

(xv)	Eleventh Amendment effective August 1, 2025 to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A

(xvi)	Twelfth Amendment effective May 1, 2026 to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A

(i)	Legal Opinion

(i)	Legal Opinion dated June 27, 2007
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(j)	Other Opinions

(i)	Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)	Letter of Understanding dated September 21, 1992
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(ii)	Letter of Understanding dated April 12, 1995
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Colorado Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Georgia Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(viii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(ix)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(x)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Maryland Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Tax-Free Income Fund, and Franklin Distributors LLC as revised July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xiii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund and Franklin Distributors LLC as revised July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xiv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Missouri Tax-Free Income Fund and Franklin Distributors LLC as revised July 7, 2021

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund and Franklin Distributors LLC as revised July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xvi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xvii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Ohio Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xviii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Oregon Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xix)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xx)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Virginia Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxi)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxii)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxiii)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Colorado Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxiv)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxv)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxvi)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin Distributors, LLC as revised July 7, 2021

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxvii)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Georgia Tax-Free Income Fund and Franklin Distributors LLC as revised July 7, 2021 .

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxviii)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxix)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxx)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Maryland Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxi)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxii)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Michigan Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxiii)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxiv)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Missouri Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxv)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxvi)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxvii)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Ohio Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxviii)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Oregon Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xxxix)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xl)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Virginia Tax-Free Income Fund and Franklin Distributors, LLC as revised on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(xli)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin Distributors, LLC on behalf of following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund Filing: Post-Effective Amendment No.81 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2024

(n)	Rule 18f-3 Plan

(i)

Amended Multiple Class Plan for the Registrant on behalf of Franklin Alabama Tax-Free Income Fund March 1, 2019 as amended on July 7, 2021.

Filing: Post-Effective Amendment No.79 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date: June 28, 2022

(ii)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Arizona Tax-Free Income Fund dated March 1, 2019 as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(iii)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Colorado Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(iv)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund dated March 1, 2019 as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(v)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund dated October 5, 2018, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(vi)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Federal Limited-Term-Tax Free Income Fund dated September 10, 2018 as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(vii)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Georgia Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(viii)	Amended Multiple Class Plan for the Registrant on behalf of Franklin High Yield Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(ix)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund dated March 1, 2019, and as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022
(x)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Maryland Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xi)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xii)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Michigan Tax-Free Income Fund March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xiii)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xiv)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Missouri Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xv)	Amended Multiple Class Plan for the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xvi)	Amended Multiple Class Plan for the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xvii)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Ohio Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xviii)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Oregon Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xix)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund dated March 1, 2019, as amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(xx)	Amended Multiple Class Plan for the Registrant on behalf of Franklin Virginia Tax-Free Income Fund dated March 1, 2019, amended on July 7, 2021.
Filing: Post-Effective Amendment No.79 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 28, 2022

(p)	Code of Ethics

(i)	Code of Ethics dated November 17, 2025

(q)	Power of Attorney

(i)	Power of Attorney dated January 5, 2026

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and /or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

Item 32. Principal Underwriters

a) Franklin Distributors, LLC (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Series
Franklin Templeton ETF Trust Franklin Templeton Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust

Institutional Fiduciary Trust
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds
Legg Mason ETF Investment Trust
Legg Mason Global Asset Management Trust
Legg Mason Partners Income Trust
Legg Mason Partners Institutional Trust
Legg Mason Partners Investment Trust
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Income Trust
Legg Mason Partners Institutional Trust
Legg Mason Partners Money Market Trust
Western Asset Funds, Inc.

George Putnam Balanced Fund

Putnam Asset Allocation Funds

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam ETF Trust

Putnam Focused International Equity Fund

Putnam Funds Trust

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam High Yield Fund

Putnam Income Fund

Putnam International Equity Fund

Putnam Investment Funds

Putnam Large Cap Value Fund

Putnam Money Market Fund

Putnam Mortgage Securities Fund

Putnam Sustainable Leaders Fund

Putnam Target Date Funds

Putnam Tax-Free Income Trust

Putnam Variable Trust

b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 24th day of June 2026.

FRANKLIN TAX-FREE TRUST

By: /s/ Navid J. Tofigh

Navid J. Tofigh

Vice-President & Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Sonal Desai, Ph.D.*	President & Chief Executive Officer –
Sonal Desai, Ph.D.	Investment Management
Dated: June 24, 2026

Christopher Kings*	Chief Executive Officer –
Cristopher Kings	Finance and Administration
Dated: June 24, 2026

Jeffrey W. White*	Chief Financial Officer and
Jeffrey W. White	Chief Accounting Officer
Dated: June 24, 2026

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: June 24, 2026

Terrence J. Checki*	Trustee
Terrence J. Checki	Dated: June 24, 2026

Mary C. Choksi*	Trustee
Mary C. Choksi	Dated: June 24, 2026

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: June 24, 2026

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: June 24, 2026

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: June 24, 2026

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: June 24, 2026

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: June 24, 2026

Valerie M. Williams*	Trustee
Valerie M. Williams	Dated: June 24, 2026

*By  /s/ Navid J. Tofigh

Navid J. Tofigh

Vice-President & Secretary Attorney-in-Fact

(Pursuant to Power of Attorney filed herewith)

FRANKLIN TAX-FREE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99(g)(vi)	Tenth Joinder to Global Custody Agreement between JP Morgan Chase Bank, N.A, and the Registrant effective June 20, 2025

EX-99(g)(vii)	Fifteenth Joinder to Global Custody Agreement between JP Morgan Chase Bank, N.A, and the Registrant dated April 1, 2026

EX-99(h)(xv)	Eleventh Amendment effective August 1, 2025 to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A

EX-99(h)(xvi)	Twelfth Amendment effective May 1, 2026 to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A

EX-99(j)(i)	Consent of Independent Registered Public Accounting Firm

EX-99(p)(i)	Code of Ethics dated November 17, 2025

EX-99(q)(i)	Power of Attorney dated January 5, 2026